UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04146
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended June 30, 2026:

  John Hancock Active Bond Trust
  John Hancock Core Bond Trust
  John Hancock High Yield Trust
  John Hancock Investment Quality Bond Trust
  John Hancock Money Market Trust
  John Hancock Opportunistic Fixed Income Trust
  John Hancock Select Bond Trust
  John Hancock Short Term Government Income Trust
  John Hancock Strategic Income Opportunities Trust
  John Hancock Total Bond Market Trust
  John Hancock Ultra Short Term Bond Trust
John Hancock Variable Insurance Trust
Active Bond Trust
Series I/JAHFX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series I/JAHFX)	$35	0.70%
Fund Statistics
Fund net assets	$559,715,250
Total number of portfolio holdings	1,115
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.0%
U.S. Government Agency	30.7%
U.S. Government	12.7%
Asset-backed securities	6.3%
Collateralized mortgage obligations – Commercial and residential	5.5%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	2.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ACTB-SA-I

6/26

8/26

Active Bond Trust

John Hancock Variable Insurance Trust
Active Bond Trust
Series II/JAHEX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series II/JAHEX)	$45	0.90%
Fund Statistics
Fund net assets	$559,715,250
Total number of portfolio holdings	1,115
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.0%
U.S. Government Agency	30.7%
U.S. Government	12.7%
Asset-backed securities	6.3%
Collateralized mortgage obligations – Commercial and residential	5.5%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	2.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ACTB-SA-II

6/26

8/26

Active Bond Trust

John Hancock Variable Insurance Trust
Active Bond Trust
Series NAV/JAHDX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series NAV/JAHDX)	$32	0.65%
Fund Statistics
Fund net assets	$559,715,250
Total number of portfolio holdings	1,115
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.0%
U.S. Government Agency	30.7%
U.S. Government	12.7%
Asset-backed securities	6.3%
Collateralized mortgage obligations – Commercial and residential	5.5%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Preferred securities	0.2%
Foreign government obligations	0.2%
Short-term investments and other	2.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ACTB-SA-NAV

6/26

8/26

Active Bond Trust

John Hancock Variable Insurance Trust
Core Bond Trust
Series I/JADKX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series I/JADKX)	$33	0.67%
Fund Statistics
Fund net assets	$660,562,487
Total number of portfolio holdings	928
Portfolio turnover rate	171%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	28.0%
U.S. Government	27.3%
Corporate bonds	26.8%
Collateralized mortgage obligations – U.S. Government Agency	7.7%
Asset-backed securities	5.6%
Collateralized mortgage obligations – Commercial and residential	1.8%
Foreign government obligations	0.8%
Municipal bonds	0.1%
Short-term investments	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CRBT-SA-I

6/26

8/26

Core Bond Trust

John Hancock Variable Insurance Trust
Core Bond Trust
Series II/JAAEX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series II/JAAEX)	$43	0.87%
Fund Statistics
Fund net assets	$660,562,487
Total number of portfolio holdings	928
Portfolio turnover rate	171%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	28.0%
U.S. Government	27.3%
Corporate bonds	26.8%
Collateralized mortgage obligations – U.S. Government Agency	7.7%
Asset-backed securities	5.6%
Collateralized mortgage obligations – Commercial and residential	1.8%
Foreign government obligations	0.8%
Municipal bonds	0.1%
Short-term investments	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CRBT-SA-II

6/26

8/26

Core Bond Trust

John Hancock Variable Insurance Trust
Core Bond Trust
Series NAV/JVCNX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series NAV/JVCNX)	$31	0.62%
Fund Statistics
Fund net assets	$660,562,487
Total number of portfolio holdings	928
Portfolio turnover rate	171%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	28.0%
U.S. Government	27.3%
Corporate bonds	26.8%
Collateralized mortgage obligations – U.S. Government Agency	7.7%
Asset-backed securities	5.6%
Collateralized mortgage obligations – Commercial and residential	1.8%
Foreign government obligations	0.8%
Municipal bonds	0.1%
Short-term investments	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

CRBT-SA-NAV

6/26

8/26

Core Bond Trust

John Hancock Variable Insurance Trust
High Yield Trust
Series I/JAELX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series I/JAELX)	$32	0.64%
Fund Statistics
Fund net assets	$180,379,004
Total number of portfolio holdings	610
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.8%
Term loans	0.8%
Preferred securities	0.3%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HIYI-SA-I

6/26

8/26

High Yield Trust

John Hancock Variable Insurance Trust
High Yield Trust
Series II/JAEOX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series II/JAEOX)	$42	0.84%
Fund Statistics
Fund net assets	$180,379,004
Total number of portfolio holdings	610
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.8%
Term loans	0.8%
Preferred securities	0.3%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HIYI-SA-II

6/26

8/26

High Yield Trust

John Hancock Variable Insurance Trust
High Yield Trust
Series NAV/JAEMX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series NAV/JAEMX)	$30	0.59%
Fund Statistics
Fund net assets	$180,379,004
Total number of portfolio holdings	610
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.8%
Term loans	0.8%
Preferred securities	0.3%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

HIYI-SA-NAV

6/26

8/26

High Yield Trust

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series I/JADUX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series I/JADUX)	$38	0.76%
Fund Statistics
Fund net assets	$210,536,558
Total number of portfolio holdings	841
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	33.1%
U.S. Government	28.2%
Corporate bonds	14.3%
Collateralized mortgage obligations – Commercial and residential	11.4%
Asset-backed securities	6.3%
Collateralized mortgage obligations – U.S. Government Agency	3.4%
Foreign government obligations	1.1%
Term loans	0.7%
Municipal bonds	0.1%
Short-term investments	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

INQB-SA-I

6/26

8/26

Investment Quality Bond Trust

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series II/JADSX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series II/JADSX)	$48	0.96%
Fund Statistics
Fund net assets	$210,536,558
Total number of portfolio holdings	841
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	33.1%
U.S. Government	28.2%
Corporate bonds	14.3%
Collateralized mortgage obligations – Commercial and residential	11.4%
Asset-backed securities	6.3%
Collateralized mortgage obligations – U.S. Government Agency	3.4%
Foreign government obligations	1.1%
Term loans	0.7%
Municipal bonds	0.1%
Short-term investments	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INQB-SA-II
6/26
8/26
Investment Quality Bond Trust
John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series NAV/JAJNX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series NAV/JAJNX)	$35	0.71%
Fund Statistics
Fund net assets	$210,536,558
Total number of portfolio holdings	841
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	33.1%
U.S. Government	28.2%
Corporate bonds	14.3%
Collateralized mortgage obligations – Commercial and residential	11.4%
Asset-backed securities	6.3%
Collateralized mortgage obligations – U.S. Government Agency	3.4%
Foreign government obligations	1.1%
Term loans	0.7%
Municipal bonds	0.1%
Short-term investments	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INQB-SA-NAV
6/26
8/26
Investment Quality Bond Trust
John Hancock Variable Insurance Trust
Money Market Trust
Series I/JHOXX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series I/JHOXX)	$17	0.33%
Fund Statistics
Fund net assets	$2,074,185,352
Total number of portfolio holdings	108
Weighted Average Maturity	51 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	49.1%
Repurchase agreement	41.6%
U.S. Government	9.3%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MMT-SA-I

6/26

8/26

Money Market Trust

John Hancock Variable Insurance Trust
Money Market Trust
Series II/JAAXX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series II/JAAXX)	$26	0.53%
Fund Statistics
Fund net assets	$2,074,185,352
Total number of portfolio holdings	108
Weighted Average Maturity	51 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	49.1%
Repurchase agreement	41.6%
U.S. Government	9.3%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MMT-SA-II

6/26

8/26

Money Market Trust

John Hancock Variable Insurance Trust
Money Market Trust
Series NAV/JABXX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series NAV/JABXX)	$14	0.28%
Fund Statistics
Fund net assets	$2,074,185,352
Total number of portfolio holdings	108
Weighted Average Maturity	51 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	49.1%
Repurchase agreement	41.6%
U.S. Government	9.3%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MMT-SA-NAV

6/26

8/26

Money Market Trust

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series I/JAEJX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series I/JAEJX)	$41	0.82%
Fund Statistics
Fund net assets	$143,922,886
Total number of portfolio holdings	1,248
Portfolio turnover rate	131%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	35.3%
U.S. Government Agency	20.2%
Corporate bonds	12.3%
U.S. Government	9.3%
Convertible bonds	7.7%
Asset-backed securities	2.8%
Term loans	2.8%
Collateralized mortgage obligations – Commercial and residential	2.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Preferred securities	1.8%
Exchange-traded funds	0.1%
Short-term investments	3.0%

Country Composition
United States	58.6%
Brazil	6.6%
Colombia	4.0%
South Korea	4.0%
Japan	2.8%
Czech Republic	2.6%
Mexico	2.5%
Indonesia	2.0%
United Kingdom	1.5%
New Zealand	1.5%
Other countries	13.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

OPFI-SA-I

6/26

8/26

Opportunistic Fixed Income Trust

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series II/JAEHX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series II/JAEHX)	$51	1.02%
Fund Statistics
Fund net assets	$143,922,886
Total number of portfolio holdings	1,248
Portfolio turnover rate	131%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	35.3%
U.S. Government Agency	20.2%
Corporate bonds	12.3%
U.S. Government	9.3%
Convertible bonds	7.7%
Asset-backed securities	2.8%
Term loans	2.8%
Collateralized mortgage obligations – Commercial and residential	2.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Preferred securities	1.8%
Exchange-traded funds	0.1%
Short-term investments	3.0%

Country Composition
United States	58.6%
Brazil	6.6%
Colombia	4.0%
South Korea	4.0%
Japan	2.8%
Czech Republic	2.6%
Mexico	2.5%
Indonesia	2.0%
United Kingdom	1.5%
New Zealand	1.5%
Other countries	13.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

OPFI-SA-II

6/26

8/26

Opportunistic Fixed Income Trust

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series NAV/JAEKX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	$39	0.77%
Fund Statistics
Fund net assets	$143,922,886
Total number of portfolio holdings	1,248
Portfolio turnover rate	131%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	35.3%
U.S. Government Agency	20.2%
Corporate bonds	12.3%
U.S. Government	9.3%
Convertible bonds	7.7%
Asset-backed securities	2.8%
Term loans	2.8%
Collateralized mortgage obligations – Commercial and residential	2.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Preferred securities	1.8%
Exchange-traded funds	0.1%
Short-term investments	3.0%

Country Composition
United States	58.6%
Brazil	6.6%
Colombia	4.0%
South Korea	4.0%
Japan	2.8%
Czech Republic	2.6%
Mexico	2.5%
Indonesia	2.0%
United Kingdom	1.5%
New Zealand	1.5%
Other countries	13.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

OPFI-SA-NAV

6/26

8/26

Opportunistic Fixed Income Trust

John Hancock Variable Insurance Trust
Select Bond Trust
Series I/JAFZX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series I/JAFZX)	$33	0.66%
Fund Statistics
Fund net assets	$503,715,682
Total number of portfolio holdings	829
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	32.3%
U.S. Government Agency	31.8%
U.S. Government	14.8%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	5.8%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Foreign government obligations	0.1%
Municipal bonds	0.1%
Short-term investments and other	6.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SELB-SA-I

6/26

8/26

Select Bond Trust

John Hancock Variable Insurance Trust
Select Bond Trust
Series II/JHBDX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series II/JHBDX)	$43	0.86%
Fund Statistics
Fund net assets	$503,715,682
Total number of portfolio holdings	829
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	32.3%
U.S. Government Agency	31.8%
U.S. Government	14.8%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	5.8%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Foreign government obligations	0.1%
Municipal bonds	0.1%
Short-term investments and other	6.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SELB-SA-II

6/26

8/26

Select Bond Trust

John Hancock Variable Insurance Trust
Select Bond Trust
Series NAV/JAGBX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series NAV/JAGBX)	$31	0.62%
Fund Statistics
Fund net assets	$503,715,682
Total number of portfolio holdings	829
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	32.3%
U.S. Government Agency	31.8%
U.S. Government	14.8%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	5.8%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Foreign government obligations	0.1%
Municipal bonds	0.1%
Short-term investments and other	6.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SELB-SA-NAV

6/26

8/26

Select Bond Trust

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series I/JAJPX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series I/JAJPX)	$34	0.69%
Fund Statistics
Fund net assets	$247,741,609
Total number of portfolio holdings	102
Portfolio turnover rate	241%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	50.9%
U.S. Government	46.7%
Municipal bonds	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SHTG-SA-I

6/26

8/26

Short Term Government Income Trust

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series II/JAFWX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series II/JAFWX)	$44	0.89%
Fund Statistics
Fund net assets	$247,741,609
Total number of portfolio holdings	102
Portfolio turnover rate	241%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	50.9%
U.S. Government	46.7%
Municipal bonds	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SHTG-SA-II

6/26

8/26

Short Term Government Income Trust

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series NAV/JAFYX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series NAV/JAFYX)	$32	0.64%
Fund Statistics
Fund net assets	$247,741,609
Total number of portfolio holdings	102
Portfolio turnover rate	241%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	50.9%
U.S. Government	46.7%
Municipal bonds	1.2%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

SHTG-SA-NAV

6/26

8/26

Short Term Government Income Trust

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series I/JESNX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series I/JESNX)	$39	0.78%
Fund Statistics
Fund net assets	$300,355,856
Total number of portfolio holdings	502
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	43.1%
Foreign government obligations	16.6%
Term loans	12.1%
Preferred securities	5.7%
U.S. Government Agency	4.7%
U.S. Government	3.7%
Collateralized mortgage obligations – Commercial and residential	3.6%
Asset-backed securities	2.9%
Convertible bonds	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

STIO-SA-I

6/26

8/26

Strategic Income Opportunities Trust

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series II/JESPX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series II/JESPX)	$49	0.98%
Fund Statistics
Fund net assets	$300,355,856
Total number of portfolio holdings	502
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	43.1%
Foreign government obligations	16.6%
Term loans	12.1%
Preferred securities	5.7%
U.S. Government Agency	4.7%
U.S. Government	3.7%
Collateralized mortgage obligations – Commercial and residential	3.6%
Asset-backed securities	2.9%
Convertible bonds	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

STIO-SA-II

6/26

8/26

Strategic Income Opportunities Trust

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series NAV/JVRNX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series NAV/JVRNX)	$36	0.73%
Fund Statistics
Fund net assets	$300,355,856
Total number of portfolio holdings	502
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	43.1%
Foreign government obligations	16.6%
Term loans	12.1%
Preferred securities	5.7%
U.S. Government Agency	4.7%
U.S. Government	3.7%
Collateralized mortgage obligations – Commercial and residential	3.6%
Asset-backed securities	2.9%
Convertible bonds	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Short-term investments and other	4.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

STIO-SA-NAV

6/26

8/26

Strategic Income Opportunities Trust

John Hancock Variable Insurance Trust
Total Bond Market Trust
Series I/JTBMX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series I/JTBMX)	$15	0.30%
Fund Statistics
Fund net assets	$1,062,180,596
Total number of portfolio holdings	1,131
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	47.4%
Corporate bonds	24.3%
U.S. Government Agency	24.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Foreign government obligations	0.7%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TBMT-SA-I
6/26
8/26
Total Bond Market Trust
John Hancock Variable Insurance Trust
Total Bond Market Trust
Series II/JAGVX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series II/JAGVX)	$25	0.50%
Fund Statistics
Fund net assets	$1,062,180,596
Total number of portfolio holdings	1,131
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	47.4%
Corporate bonds	24.3%
U.S. Government Agency	24.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Foreign government obligations	0.7%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TBMT-SA-II
6/26
8/26
Total Bond Market Trust
John Hancock Variable Insurance Trust
Total Bond Market Trust
Series NAV/JAGUX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series NAV/JAGUX)	$12	0.25%
Fund Statistics
Fund net assets	$1,062,180,596
Total number of portfolio holdings	1,131
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	47.4%
Corporate bonds	24.3%
U.S. Government Agency	24.0%
Collateralized mortgage obligations – Commercial and residential	1.1%
Foreign government obligations	0.7%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

TBMT-SA-NAV

6/26

8/26

Total Bond Market Trust

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series I/JAGJX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series I/JAGJX)	$30	0.61%
Fund Statistics
Fund net assets	$205,432,435
Total number of portfolio holdings	211
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.3%
Asset-backed securities	22.7%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ULST-SA-I

6/26

8/26

Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series II/JAGEX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series II/JAGEX)	$40	0.81%
Fund Statistics
Fund net assets	$205,432,435
Total number of portfolio holdings	211
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.3%
Asset-backed securities	22.7%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ULST-SA-II

6/26

8/26

Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series NAV/JAGFX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series NAV/JAGFX)	$28	0.56%
Fund Statistics
Fund net assets	$205,432,435
Total number of portfolio holdings	211
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.3%
Asset-backed securities	22.7%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

ULST-SA-NAV

6/26

8/26

Ultra Short Term Bond Trust

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended June 30, 2026 for the following funds:

  John Hancock Active Bond Trust

  John Hancock Core Bond Trust

  John Hancock High Yield Trust

  John Hancock Investment Quality Bond Trust

  John Hancock Money Market Trust

  John Hancock Opportunistic Fixed Income Trust

  John Hancock Select Bond Trust

  John Hancock Short Term Government Income Trust

  John Hancock Strategic Income Opportunities Trust

  John Hancock Total Bond Market Trust

  John Hancock Ultra Short Term Bond Trust

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Semiannual Financial Statements & Other N-CSR Items
June 30, 2026

John Hancock Variable Insurance Trust
Semiannual Financial Statements & Other N-CSR Items — Table of contents

Portfolio	Portfolio of investments
Active Bond Trust	3
Core Bond Trust	20
High Yield Trust	33
Investment Quality Bond Trust	42
Money Market Trust	57
Opportunistic Fixed Income Trust	58
Portfolio	Portfolio of investments
Select Bond Trust	84
Short Term Government Income Trust	98
Strategic Income Opportunities Trust	99
Total Bond Market Trust	110
Ultra Short Term Bond Trust	121

2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 43.4%
U.S. Government – 12.7%
U.S. Treasury Bonds
1.250%, 05/15/2050	$589,000	$280,281
1.375%, 08/15/2050	10,419,000	5,111,008
1.625%, 11/15/2050	15,489,000	8,096,028
1.875%, 02/15/2041	3,702,000	2,568,552
2.000%, 02/15/2050 to 08/15/2051	10,049,000	5,852,277
2.500%, 02/15/2045	4,687,000	3,287,125
3.000%, 02/15/2047	1,329,000	988,963
3.375%, 11/15/2048	2,434,000	1,903,749
4.625%, 02/15/2046	3,650,000	3,503,430
4.750%, 08/15/2055 to 02/15/2056	17,749,000	17,238,301
4.875%, 08/15/2045	5,840,000	5,795,516
5.000%, 05/15/2046	1,857,000	1,870,928
U.S. Treasury Notes
1.625%, 05/15/2031	1,590,000	1,410,566
3.875%, 05/15/2029	1,093,000	1,084,546
4.000%, 05/31/2028	2,368,000	2,361,062
4.125%, 06/30/2031	4,936,000	4,918,647
4.250%, 06/30/2033	913,000	909,434
4.375%, 05/15/2036	3,849,000	3,828,552
		71,008,965
U.S. Government Agency – 30.7%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036	504,703	463,026
2.500%, 08/01/2051 to 12/01/2051	1,353,808	1,153,996
3.000%, 03/01/2043 to 08/01/2052	6,471,764	5,768,819
3.500%, 10/01/2046 to 07/01/2052	11,082,320	10,177,122
4.000%, 08/01/2048 to 01/01/2054	5,328,049	5,017,333
4.500%, 12/01/2037 to 02/01/2054	10,191,378	9,900,676
5.000%, 10/01/2052 to 02/01/2056	15,134,503	15,024,900
5.500%, 04/01/2053 to 02/01/2056	7,765,096	7,875,666
Federal National Mortgage Association
2.000%, 04/01/2037 to 12/01/2050	2,713,058	2,253,345
2.500%, 01/01/2036 to 03/01/2052	11,338,898	9,800,137
3.000%, 01/01/2043 to 09/01/2052	30,444,127	26,966,163
3.500%, 06/01/2043 to 08/01/2053	21,324,821	19,573,215
4.000%, 01/01/2049 to 09/01/2053	20,083,840	18,951,223
4.500%, 11/01/2037 to 08/01/2053	14,345,976	13,911,410
5.000%, 08/01/2052 to 04/01/2056	16,612,878	16,509,727
5.500%, 09/01/2034 to 09/01/2055	8,062,556	8,172,624
6.247%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (A)	8,149	8,404
6.355%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 08/01/2034 (A)	14,213	14,598
7.000%, 09/01/2031 to 01/01/2032	27,042	28,536
7.500%, 09/01/2029 to 05/01/2031	3,681	3,808
Government National Mortgage Association
6.000%, 03/15/2033 to 06/15/2033	48,404	49,756
6.500%, 09/15/2028 to 08/15/2031	3,826	3,966
7.000%, 04/15/2029	5,614	5,686
		171,634,136
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $254,929,353)		$242,643,101
FOREIGN GOVERNMENT OBLIGATIONS – 0.2%
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 5.875%, 01/12/2056 (B)	949,000	922,987
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $939,414)		$922,987
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 41.0%
Communication services – 3.2%
APLD ComputeCo 3 LLC 7.000%, 06/15/2031 (B)	$142,000	$141,709
AT&T, Inc.
2.750%, 06/01/2031	549,000	499,316
4.500%, 05/15/2035	324,000	305,043
4.550%, 11/01/2032	480,000	468,384
4.750%, 04/30/2033	549,000	537,230
Charter Communications Operating LLC 6.384%, 10/23/2035	420,000	419,313
Cipher Compute LLC 7.125%, 11/15/2030 (B)	181,000	188,154
Discovery Global Holdings, Inc.
4.279%, 03/15/2032	294,000	263,821
5.050%, 03/15/2042	589,000	431,484
Edged Compute LLC 7.500%, 04/30/2031 (B)	794,000	773,858
GCI LLC 4.750%, 10/15/2028 (B)	283,000	269,675
IHS Holding, Ltd.
7.875%, 05/29/2030 (B)	222,000	228,387
8.250%, 11/29/2031 (B)	366,000	382,643
Iliad Holding SAS
7.000%, 04/15/2032 (B)	465,000	473,908
8.500%, 04/15/2031 (B)	200,000	211,887
Level 3 Financing, Inc. 6.875%, 06/30/2033 (B)	655,000	672,947
Meta Platforms, Inc.
4.200%, 11/15/2030	622,000	612,243
4.600%, 11/15/2032	414,000	407,082
5.625%, 11/15/2055	240,000	217,478
Millicom International Cellular SA
6.250%, 03/25/2029 (B)	304,200	305,378
7.375%, 04/02/2032 (B)	200,000	206,527
News Corp.
3.875%, 05/15/2029 (B)	403,000	390,852
5.125%, 02/15/2032 (B)	225,000	220,438
NTT Finance Corp. 5.171%, 07/16/2032 (B)	661,000	660,944
Oak-Eagle Acquireco, Inc. 7.250%, 07/01/2033 (B)	177,000	185,162
Paramount Global
4.200%, 05/19/2032	190,000	164,865
4.375%, 03/15/2043	300,000	193,663
4.950%, 05/19/2050	689,000	444,963
QTS Fayetteville I DC1-2 LLC 5.700%, 04/15/2036 (B)	1,043,000	991,678
Roblox Corp. 3.875%, 05/01/2030 (B)	740,000	699,318
Sitios Latinoamerica SAB de CV 6.000%, 11/25/2029 (B)	632,000	644,046
Space Exploration Technologies Corp.
5.650%, 07/15/2033 (B)	848,000	842,948
6.650%, 07/15/2056 (B)	268,000	258,568
STC Sukuk Company II, Ltd. 4.489%, 01/15/2031 (B)	499,000	490,382
SV RNO Property Owner 1 LLC 5.875%, 03/01/2031 (B)	287,000	282,862
T-Mobile USA, Inc.
3.875%, 04/15/2030	1,184,000	1,147,267
6.700%, 12/15/2033	460,000	502,658
Verizon Communications, Inc. 2.355%, 03/15/2032	616,000	538,278

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Vodafone Group PLC 7.000%, (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%), 04/04/2079	$452,000	$468,747
WMG Acquisition Corp. 3.875%, 07/15/2030 (B)	541,000	512,490
		17,656,596
Consumer discretionary – 3.4%
A&K Travel Group Holdings, Ltd. 7.500%, 05/15/2033 (B)	372,000	375,538
Amazon.com, Inc. 4.550%, 03/13/2033	531,000	522,350
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (B)	128,000	124,638
4.750%, 03/01/2030	288,000	280,004
Brightstar Lottery PLC 5.750%, 01/15/2033 (B)	372,000	364,646
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (B)	94,000	89,510
Carnival Corp., Ltd.
5.125%, 05/01/2029 (B)	419,000	418,352
5.750%, 08/01/2032 (B)	1,073,000	1,083,480
5.875%, 06/15/2031 (B)	402,000	409,240
Century Communities, Inc. 3.875%, 08/15/2029 (B)	189,000	180,617
Dealer Tire LLC 8.000%, 02/01/2028 (B)	280,000	279,656
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,176,000	1,105,154
5.730%, 09/05/2030	626,000	629,430
5.800%, 03/08/2029	337,000	339,951
6.125%, 03/08/2034	1,195,000	1,202,834
General Motors Financial Company, Inc.
3.600%, 06/21/2030	1,451,000	1,384,457
5.950%, 04/04/2034	1,423,000	1,472,685
Global Auto Holdings, Ltd.
8.750%, 01/15/2032 (B)	689,000	653,420
11.500%, 08/15/2029 (B)	315,000	326,026
Hilton Domestic Operating Company, Inc. 5.500%, 03/31/2034 (B)	290,000	287,513
Hilton Grand Vacations Borrower LLC 6.625%, 01/15/2032 (B)	401,000	406,959
KB Home 4.000%, 06/15/2031	215,000	201,115
Lithia Motors, Inc.
3.875%, 06/01/2029 (B)	176,000	168,580
4.375%, 01/15/2031 (B)	341,000	323,283
5.500%, 10/01/2030 (B)	306,000	302,223
Macy's Retail Holdings LLC
5.875%, 03/15/2030 (B)	182,000	181,679
6.125%, 03/15/2032 (B)(C)	213,000	214,065
7.375%, 08/01/2033 (B)	372,000	390,572
Marriott International, Inc. 4.500%, 05/01/2033	194,000	187,782
Marriott Ownership Resorts, Inc. 6.500%, 10/01/2033 (B)	373,000	370,689
MercadoLibre, Inc. 4.900%, 01/15/2033	473,000	460,749
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (B)	305,000	296,903
Rakuten Group, Inc. 9.750%, 04/15/2029 (B)	249,000	270,615
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Rivers Enterprise Borrower LLC
6.250%, 10/15/2030 (B)	$268,000	$271,349
6.625%, 02/01/2033 (B)	280,000	284,189
Royal Caribbean Cruises, Ltd. 5.375%, 01/15/2036	253,000	251,134
S&S Holdings LLC 8.375%, 10/01/2031 (B)	426,000	403,112
The Home Depot, Inc. 4.950%, 06/25/2034	574,000	575,924
The Michaels Companies, Inc. 8.500%, 03/15/2033 (B)	480,000	475,437
Travel + Leisure Company
4.625%, 03/01/2030 (B)	101,000	97,794
6.125%, 09/01/2033 (B)	439,000	434,461
Valvoline, Inc. 3.625%, 06/15/2031 (B)	310,000	285,102
Viking Cruises, Ltd. 5.875%, 10/15/2033 (B)	447,000	447,698
Wayfair LLC
6.750%, 11/15/2032 (B)	278,000	285,477
7.125%, 05/31/2034 (B)	200,000	205,634
		19,322,026
Consumer staples – 1.1%
Albertsons Companies, Inc. 5.750%, 03/31/2034 (B)	946,000	900,919
Chobani LLC 6.375%, 04/15/2034 (B)	158,000	160,353
Froneri Lux FinCo SARL 6.000%, 08/01/2032 (B)	465,000	455,996
Industrial F&B Investments III, Inc. 7.750%, 02/11/2033 (B)	264,000	269,053
JBS NV
3.625%, 01/15/2032	527,000	488,042
5.750%, 04/01/2033	466,000	478,427
5.950%, 04/20/2035	133,000	137,144
KeHE Distributors LLC 7.125%, 04/30/2033 (B)	160,000	162,984
Kenvue, Inc. 4.900%, 03/22/2033	266,000	267,018
MARB BondCo PLC 3.950%, 01/29/2031 (B)	575,000	503,876
Mars, Inc. 5.000%, 03/01/2032 (B)	507,000	510,568
NBM US Holdings, Inc. 6.625%, 08/06/2029 (B)	448,000	446,925
Performance Food Group, Inc. 5.625%, 03/01/2034 (B)	286,000	280,708
Pilgrim's Pride Corp. 6.250%, 07/01/2033	315,000	328,877
The Clorox Company 4.950%, 05/15/2033	404,000	400,051
Viking Baked Goods Acquisition Corp.
8.625%, 11/01/2031 (B)	370,000	373,998
8.625%, 11/01/2031 (B)	283,000	286,058
		6,450,997
Energy – 5.1%
Aker BP ASA
3.750%, 01/15/2030 (B)	150,000	144,688
4.000%, 01/15/2031 (B)	289,000	278,278
Antero Midstream Partners LP
5.750%, 10/15/2033 (B)	374,000	370,392
5.750%, 07/01/2034 (B)	867,000	856,158
Ascent Resources Utica Holdings LLC
5.875%, 06/30/2029 (B)	433,000	431,724
6.625%, 10/15/2032 (B)	145,000	146,811

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ascent Resources Utica Holdings LLC (continued)
6.625%, 07/15/2033 (B)	$172,000	$173,952
Azule Energy Finance PLC 8.625%, 01/22/2033 (B)	307,000	307,357
BP Capital Markets America, Inc. 4.812%, 02/13/2033	275,000	273,780
Cheniere Energy Partners LP
5.550%, 10/30/2035	215,000	218,397
5.950%, 06/30/2033	507,000	529,349
Columbia Pipelines Holding Company LLC
4.999%, 11/17/2032 (B)	378,000	373,813
5.681%, 01/15/2034 (B)	721,000	736,227
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (B)	447,000	469,292
Comstock Resources, Inc. 5.875%, 01/15/2030 (B)	476,000	448,947
Continental Resources, Inc.
2.875%, 04/01/2032 (B)	330,000	290,358
5.750%, 01/15/2031 (B)	499,000	508,099
Crescent Energy Finance LLC 7.375%, 01/15/2033 (B)	354,000	351,874
DT Midstream, Inc.
4.375%, 06/15/2031 (B)	954,000	921,457
5.800%, 12/15/2034 (B)	214,000	218,710
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%), 07/15/2077	394,000	393,798
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	629,000	632,740
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	413,000	415,342
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	171,000	195,487
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (B)	151,000	149,362
5.875%, 03/30/2031 (B)	260,000	249,073
Energy Transfer LP
5.600%, 09/01/2034	305,000	311,276
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	964,000	964,497
6.500%, (6.500% to 2-15-31, then 5 Year CMT + 2.676%), 02/15/2056	298,000	300,492
6.750%, (6.750% to 2-15-36, then 5 Year CMT + 2.475%), 02/15/2056	518,000	529,155
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (D)	761,000	785,211
Eni SpA 5.250%, 05/18/2036 (B)	557,000	547,768
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	909,000	905,453
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC (continued)
5.350%, 01/31/2033	$266,000	$272,817
EOG Resources, Inc. 5.000%, 07/15/2032	266,000	267,718
Expand Energy Corp. 4.750%, 02/01/2032	350,000	341,108
Genesis Energy LP
6.750%, 03/15/2034	51,000	50,606
7.875%, 05/15/2032	238,000	245,397
8.000%, 05/15/2033	270,000	280,845
Global Partners LP
7.125%, 07/01/2033 (B)	78,000	78,924
8.250%, 01/15/2032 (B)	212,000	222,036
Hess Midstream Operations LP 6.500%, 06/01/2029 (B)	105,000	107,146
Howard Midstream Energy Partners LLC
6.625%, 01/15/2034 (B)	220,000	221,881
7.375%, 07/15/2032 (B)	64,000	66,286
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (B)	318,000	319,205
6.750%, 06/30/2030 (B)	113,000	116,145
Long Ridge Energy LLC 8.750%, 02/15/2032 (B)	190,000	200,545
MPLX LP
4.950%, 09/01/2032	289,000	287,472
5.000%, 03/01/2033	300,000	297,742
Occidental Petroleum Corp.
6.450%, 09/15/2036	563,000	603,956
6.625%, 09/01/2030	327,000	345,938
Ovintiv, Inc. 6.250%, 07/15/2033	345,000	362,923
Par Petroleum LLC 7.375%, 06/01/2034 (B)	116,000	117,379
PBF Holding Company LLC 7.250%, 06/01/2034 (B)	354,000	350,463
Permian Resources Operating LLC 6.250%, 02/01/2033 (B)	203,000	207,309
Plains All American Pipeline LP 4.700%, 01/15/2031	196,000	194,306
Repsol E&P Capital Markets US LLC 5.204%, 09/16/2030 (B)	703,000	706,764
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	763,000	755,621
Sunoco LP
4.500%, 10/01/2029 (B)	320,000	310,780
4.500%, 04/30/2030	569,000	552,640
4.625%, 05/01/2030 (B)	214,000	206,698
5.625%, 03/15/2031 (B)	197,000	195,563
5.875%, 03/15/2034 (B)	345,000	340,270
7.250%, 05/01/2032 (B)	176,000	182,567
7.875%, (7.875% to 9-18-30, then 5 Year CMT + 4.230%), 09/18/2030 (B)(D)	593,000	616,683
Targa Resources Corp.
5.500%, 02/15/2035	330,000	333,098
6.150%, 03/01/2029	299,000	309,615
Targa Resources Partners LP 4.000%, 01/15/2032	523,000	495,964
Var Energi ASA
5.875%, 05/22/2030 (B)	678,000	698,246
8.000%, 11/15/2032 (B)	996,000	1,130,645
Venture Global LNG, Inc. 7.000%, 01/15/2030 (B)	315,000	321,273

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Viper Energy Partners LLC 4.900%, 08/01/2030	$390,000	$388,705
Western Midstream Operating LP
4.800%, 03/01/2031	516,000	510,308
5.450%, 11/15/2034	285,000	283,476
Whistler Pipeline LLC
5.400%, 09/30/2029 (B)	228,000	231,250
5.700%, 09/30/2031 (B)	230,000	235,883
		28,793,513
Financials – 13.1%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	695,000	689,260
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	406,000	412,677
7.100%, (7.100% to 8-15-31, then 5 Year CMT + 3.148%), 08/15/2031 (D)	398,000	403,372
8.000%, 11/01/2031	467,000	520,116
Ambac Assurance Corp. 5.100%, 07/01/2026 (B)(D)	131	175
Apollo Debt Solutions BDC
6.700%, 07/29/2031	191,000	194,697
6.900%, 04/13/2029	714,000	732,813
Ares Strategic Income Fund
5.150%, 01/15/2031	564,000	538,509
5.450%, 09/09/2028	245,000	242,605
5.600%, 02/15/2030	352,000	345,915
5.700%, 03/15/2028	82,000	81,878
5.800%, 09/09/2030	451,000	444,296
6.200%, 03/21/2032	301,000	297,667
6.350%, 08/15/2029	151,000	152,380
Asurion LLC 8.375%, 02/01/2034 (B)	444,000	411,001
Athene Global Funding
4.721%, 10/08/2029 (B)	272,000	268,778
5.322%, 11/13/2031 (B)	330,000	329,224
Athene Holding, Ltd.
3.500%, 01/15/2031	141,000	132,085
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	228,000	219,081
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (B)	267,000	275,030
Augusta SpinCo Corp. 4.945%, 03/23/2033	202,000	200,760
Banco Bradesco SA 5.375%, 01/20/2031 (B)	535,000	530,570
Banco Santander SA
4.551%, 11/06/2030	600,000	590,416
7.250%, (7.250% to 6-3-36, then 5 Year CMT + 2.837%), 12/03/2035 (D)	305,000	310,022
9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (D)	613,000	722,484
Bank Hapoalim BM
4.722%, 07/14/2029 (B)	405,000	399,272
5.252%, 01/14/2033 (B)	234,000	231,015
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	792,000	730,819
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	$1,316,000	$1,192,053
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	370,000	362,690
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	1,414,000	1,418,296
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	168,000	168,777
6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (D)	818,000	843,341
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	568,000	594,157
Barclays PLC
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	379,000	384,327
8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (D)	568,000	596,570
Blackstone Private Credit Fund
5.050%, 09/10/2030	465,000	444,975
5.250%, 04/01/2030	423,000	410,780
5.950%, 07/16/2029	310,000	310,114
7.300%, 11/27/2028	304,000	313,655
Block, Inc.
5.625%, 08/15/2030 (B)	162,000	162,405
6.000%, 08/15/2033 (B)	210,000	211,450
BNP Paribas SA 9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(D)	200,000	209,496
BPCE SA
4.760%, (4.760% to 1-13-31, then Overnight SOFR + 1.267%), 01/13/2032 (B)	380,000	374,552
5.748%, (5.748% to 7-19-32, then Overnight SOFR + 2.865%), 07/19/2033 (B)	250,000	255,353
5.936%, (5.936% to 5-30-34, then Overnight SOFR + 1.850%), 05/30/2035 (B)	430,000	441,004
Bread Financial Holdings, Inc. 8.375%, (8.375% to 6-15-30, then 5 Year CMT + 4.300%), 06/15/2035 (B)	375,000	391,453
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	198,000	192,049
Canadian Imperial Bank of Commerce 6.500%, (6.500% to 7-28-31, then 5 Year CMT + 2.727%), 07/28/2086	519,000	520,168
Citigroup, Inc.
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	643,000	670,972
6.625%, (6.625% to 2-15-31, then 5 Year CMT + 3.001%), 02/15/2031 (D)	564,000	574,602

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citizens Financial Group, Inc.
3.250%, 04/30/2030	$100,000	$94,619
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	347,000	350,703
5.299%, (5.299% to 1-29-31, then 5 Year CMT + 1.450%), 01/29/2036	99,000	98,036
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	893,000	916,562
CNO Financial Group, Inc.
5.250%, 05/30/2029	596,000	599,656
6.450%, 06/15/2034	234,000	243,836
CNO Global Funding 4.700%, 12/11/2030 (B)	208,000	204,701
Credit Agricole SA
3.250%, 01/14/2030 (B)	832,000	782,564
5.862%, (5.862% to 1-9-35, then Overnight SOFR + 1.740%), 01/09/2036 (B)	441,000	454,165
Danske Bank A/S
4.999%, (4.999% to 3-27-31, then 1 Year CMT + 0.980%), 03/27/2032 (B)	574,000	573,823
5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (B)	403,000	404,595
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	579,000	530,793
4.469%, (4.469% to 12-10-30, then Overnight SOFR + 1.100%), 12/10/2031	169,000	166,199
4.725%, (4.725% to 2-6-31, then Overnight SOFR + 1.135%), 02/06/2032	413,000	407,037
5.060%, (5.060% to 4-14-31, then Overnight SOFR + 1.410%), 04/14/2032	150,000	149,631
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	366,000	369,827
Enact Holdings, Inc. 6.250%, 05/28/2029	517,000	532,078
Fifth Third Bancorp
5.141%, (5.141% to 1-29-36, then Overnight SOFR + 1.240%), 01/29/2037	221,000	216,939
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	343,000	352,897
5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030 (B)	305,000	313,398
7.027%, (3 month CME Term SOFR + 3.295%), 07/30/2026 (A)(D)	355,000	355,318
First Citizens BancShares, Inc.
4.869%, (4.869% to 3-3-31, then Overnight SOFR + 1.487%), 03/03/2032	799,000	777,090
5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	484,000	482,990
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
First Citizens BancShares, Inc. (continued)
5.600%, (5.600% to 9-5-30, then 5 Year CMT + 1.850%), 09/05/2035	$513,000	$503,703
7.000%, (7.000% to 12-15-30, then 5 Year CMT + 3.301%), 12/15/2030 (D)	347,000	350,556
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	323,000	327,079
Freedom Mortgage Holdings LLC
6.875%, 05/01/2031 (B)	432,000	419,240
7.875%, 04/01/2033 (B)	208,000	202,846
GA Global Funding Trust
4.500%, 09/18/2030 (B)	608,000	589,145
5.200%, 12/09/2031 (B)	323,000	319,143
Global Atlantic Financial Company 7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (B)	162,000	163,144
HPS Corporate Lending Fund
5.150%, 04/02/2029 (B)	159,000	155,730
5.450%, 11/15/2030	141,000	136,306
5.950%, 04/14/2032	85,000	83,166
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	330,000	333,875
5.709%, (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%), 02/02/2035	213,000	217,914
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	169,000	172,612
6.250%, (6.250% to 10-15-30, then 5 Year CMT + 2.653%), 10/15/2030 (D)	246,000	248,509
ING Groep NV 6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	211,643
Intercontinental Exchange, Inc. 4.600%, 03/15/2033	266,000	260,641
JPMorgan Chase & Co.
4.347%, (4.347% to 1-22-31, then Overnight SOFR + 0.840%), 01/22/2032	323,000	316,404
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	586,000	583,376
5.193%, (5.193% to 2-5-36, then Overnight SOFR + 1.300%), 02/05/2037	446,000	438,644
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	817,000	825,480
5.502%, (5.502% to 1-24-35, then Overnight SOFR + 1.315%), 01/24/2036	520,000	531,430
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	1,804,000	1,831,408
KeyCorp
5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031	241,000	242,870

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
KeyCorp (continued)
5.305%, (5.305% to 1-28-36, then Overnight SOFR + 1.367%), 01/28/2037	$203,000	$200,026
6.401%, (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%), 03/06/2035	198,000	210,742
Lazard Group LLC 4.375%, 03/11/2029	383,000	378,572
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (B)	203,000	201,561
Lloyds Banking Group PLC
6.068%, (6.068% to 6-13-35, then 1 Year CMT + 1.600%), 06/13/2036	228,000	234,939
6.625%, (6.625% to 9-27-35, then 5 Year CMT + 2.681%), 09/27/2035 (D)	378,000	376,521
6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (D)	228,000	234,328
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (D)	116,000	115,651
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	275,000	277,199
5.295%, (5.295% to 4-18-31, then 5 Year CMT + 1.380%), 04/18/2036	546,000	540,961
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	434,000	433,759
5.400%, (5.400% to 7-30-30, then 5 Year CMT + 1.430%), 07/30/2035	494,000	493,115
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	307,000	291,300
MassMutual Global Funding II 4.350%, 09/17/2031 (B)	456,000	444,458
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	556,000	566,501
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	203,000	178,084
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	796,000	690,521
4.708%, (4.708% to 3-12-31, then Overnight SOFR + 1.195%), 03/12/2032	638,000	630,116
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	700,000	703,371
5.948%, (5.948% to 1-19-33, then 5 Year CMT + 2.430%), 01/19/2038	586,000	602,919
Morgan Stanley Private Bank NA 4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	250,000	245,720
MSCI, Inc. 3.625%, 11/01/2031 (B)	652,000	604,868
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Muthoot Finance, Ltd. 5.750%, 08/04/2030 (B)	$294,000	$287,482
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/2032	66,000	76,121
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (D)	498,000	518,517
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (D)	224,000	247,922
NMI Holdings, Inc. 6.000%, 08/15/2029	302,000	308,158
Old National Bancorp 5.768%, (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%), 02/15/2036	195,000	194,974
OneMain Finance Corp. 6.125%, 05/15/2030	520,000	519,973
PHH Escrow Issuer LLC 9.875%, 11/01/2029 (B)	417,000	408,150
Pinnacle Bank 5.957%, (5.957% to 1-15-31, then 5 Year CMT + 2.300%), 01/15/2036	195,000	193,549
Pinnacle Financial Partners, Inc. 5.596%, (5.596% to 5-19-31, then Overnight SOFR + 1.700%), 05/19/2032	391,000	392,250
Popular, Inc. 7.250%, 03/13/2028	466,000	480,088
Radian Group, Inc. 6.200%, 05/15/2029	383,000	395,496
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	1,035,000	1,047,171
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	234,000	240,158
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	447,000	451,933
Rocket Companies, Inc.
6.125%, 08/01/2031 (B)	164,000	167,497
6.375%, 08/01/2033 (B)	391,000	397,633
6.500%, 06/15/2034 (B)	164,000	168,211
Royal Bank of Canada 6.500%, (6.500% to 11-24-35, then 5 Year CMT + 2.462%), 11/24/2085	687,000	679,597
Santander Holdings USA, Inc.
5.220%, (5.220% to 6-5-31, then Overnight SOFR + 1.276%), 06/05/2032	437,000	435,914
5.701%, (5.701% to 6-5-36, then Overnight SOFR + 1.596%), 06/05/2037	437,000	436,656
Sixth Street Lending Partners
5.750%, 01/15/2030	248,000	246,394
6.125%, 07/15/2030	190,000	191,052
Societe Generale SA
3.653%, (3.653% to 7-8-30, then 5 Year CMT + 3.000%), 07/08/2035 (B)	200,000	187,662

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Societe Generale SA (continued)
5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (B)(D)	$431,000	$411,725
Starwood Property Trust, Inc.
6.000%, 04/15/2030 (B)	326,000	327,187
6.125%, 06/01/2031 (B)	84,000	84,444
Stonebriar ABF Issuer LLC
7.000%, 08/15/2031 (B)	360,000	359,946
8.125%, 12/15/2030 (B)	276,000	288,556
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	629,000	503,173
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	330,000	332,809
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	1,523,000	1,367,789
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	539,000	479,685
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	560,000	557,533
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	325,000	333,175
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	377,000	396,314
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (D)	440,000	449,788
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	560,000	564,157
5.281%, (5.281% to 4-23-36, then Overnight SOFR + 1.414%), 04/23/2037	320,000	316,904
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	1,095,000	1,139,111
6.123%, (6.123% to 10-28-32, then Overnight SOFR + 2.300%), 10/28/2033	379,000	400,102
6.250%, (6.250% to 6-15-31, then 5 Year CMT + 2.129%), 06/15/2031 (D)	430,000	430,107
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	655,000	646,300
5.083%, (5.083% to 5-15-30, then Overnight SOFR + 1.296%), 05/15/2031	390,000	394,344
5.678%, (5.678% to 1-23-34, then Overnight SOFR + 1.860%), 01/23/2035	213,000	219,921
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp (continued)
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	$604,000	$629,764
UBS Group AG
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (B)	400,000	425,022
6.625%, (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%), 01/08/2031 (B)(D)	452,000	453,311
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (B)(D)	274,000	278,762
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (B)(D)	364,000	367,310
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (B)(D)	274,000	316,512
Webster Financial Corp. 5.784%, (5.784% to 9-11-30, then 5 Year CMT + 2.125%), 09/11/2035	196,000	197,529
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,668,000	1,533,302
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	420,000	419,263
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	282,000	285,852
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	814,000	878,583
		73,408,547
Health care – 2.6%
Abbott Laboratories 4.300%, 03/15/2033	1,451,000	1,407,411
AbbVie, Inc.
4.400%, 03/15/2033	505,000	494,124
5.050%, 03/15/2034	1,051,000	1,062,337
Amgen, Inc.
5.250%, 03/02/2033	1,744,000	1,774,681
5.650%, 03/02/2053	656,000	638,487
Centene Corp.
3.000%, 10/15/2030	478,000	432,612
3.375%, 02/15/2030	273,000	254,432
CVS Health Corp. 5.000%, 09/15/2032	550,000	551,225
DaVita, Inc. 4.625%, 06/01/2030 (B)	294,000	284,815
Endo Finance Holdings LP 8.500%, 04/15/2031 (B)	237,000	249,137
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (B)	868,000	769,706
HCA, Inc.
4.300%, 11/15/2030	169,000	165,311
4.600%, 11/15/2032	260,000	253,232
5.000%, 05/15/2033	581,000	575,060
5.450%, 04/01/2031	414,000	423,008
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (B)	566,000	550,007

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
IQVIA, Inc. 6.250%, 02/01/2029	$217,000	$224,186
Medtronic Global Holdings SCA 4.500%, 03/30/2033	266,000	260,765
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	266,000	263,444
Rede D'Or Finance Sarl 6.550%, 04/28/2036 (B)	535,000	518,469
Solventum Corp. 5.450%, 03/13/2031	746,000	763,659
Tenet Healthcare Corp. 5.500%, 11/15/2032 (B)	361,000	358,962
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	86,000	90,708
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	614,000	473,931
6.000%, 12/01/2032	266,000	276,014
Teva Pharmaceutical Finance Netherlands IV BV 5.750%, 12/01/2030	415,000	425,146
Universal Health Services, Inc. 2.650%, 10/15/2030	535,000	481,097
VSP Optical Group, Inc. 5.400%, 06/01/2033 (B)	269,000	269,679
		14,291,645
Industrials – 3.8%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,449,000	1,324,494
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	285,000	288,677
Aeropuertos Dominicanos Siglo XXI SA 7.000%, 06/30/2034 (B)	300,000	310,881
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	450,525	442,542
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	31,847	30,411
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	299,640	290,836
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	337,095	329,356
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	241,550	232,246
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	548,307	503,866
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	394,538	369,973
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	149,831	146,738
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	709,154	638,325
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	403,465	385,845
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2025-1 Class A Pass Through Trust 4.900%, 05/11/2038	$487,000	$474,494
American Airlines 2025-1 Class B Pass Through Trust 5.650%, 11/11/2034	214,000	211,735
American Airlines 2026-1 Class A Pass Through Trust 5.250%, 11/10/2038	558,000	553,557
American Airlines 2026-1 Class B Pass Through Trust 5.750%, 05/10/2035	581,000	577,874
Ashtead Capital, Inc. 5.550%, 05/30/2033 (B)	547,000	552,622
Azul Secured Finance LLP 9.875%, 02/15/2031 (B)	230,000	220,280
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (B)	383,000	378,443
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	47,916	46,283
Builders FirstSource, Inc.
4.250%, 02/01/2032 (B)	439,000	408,898
6.375%, 03/01/2034 (B)	413,000	417,504
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (B)	515,000	547,556
CIMIC Finance, Ltd. 6.000%, 04/22/2036 (B)	403,000	397,278
Cimpress PLC 7.375%, 09/15/2032 (B)	340,000	343,581
DAE Funding LLC 4.950%, 01/15/2033 (B)	650,000	627,186
Delta Air Lines, Inc. 5.250%, 07/10/2030	249,000	251,716
Eaton Corp. 4.500%, 03/06/2033	200,000	195,782
Efesto Bidco SpA Efesto US LLC 7.500%, 02/15/2032 (B)	332,000	332,222
EquipmentShare.com, Inc. 7.125%, 07/01/2034 (B)	538,000	528,606
Flowserve Corp. 3.500%, 10/01/2030	327,000	308,461
Garda World Security Corp. 6.500%, 01/15/2031 (B)	290,000	293,996
Hexcel Corp. 4.900%, 05/15/2031	78,000	77,765
Honeywell Aerospace, Inc. 4.600%, 03/16/2033 (B)	338,000	331,745
HTA Group, Ltd. 6.750%, 04/01/2031 (B)	193,000	195,302
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (B)	240,000	246,750
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	540,154	478,177
JetBlue 2020-1 Class A Pass Through Trust 4.000%, 11/15/2032	168,986	160,153
MasTec, Inc. 5.900%, 06/15/2029	256,000	263,426
Novartis Capital Corp. 4.600%, 03/18/2033	533,000	528,096
QXO Building Products, Inc. 6.875%, 07/15/2034 (B)	171,000	175,544

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company 6.528%, 05/01/2034	$1,490,000	$1,620,992
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	386,045	373,987
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	365,121	351,862
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	772,213	801,405
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	430,403	431,739
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	509,342	517,882
United Airlines Holdings, Inc.
4.875%, 03/01/2029	328,000	324,158
5.375%, 03/01/2031	245,000	243,240
United Airlines, Inc. 4.625%, 04/15/2029 (B)	154,000	151,865
Weir Group, Inc. 5.350%, 05/06/2030 (B)	231,000	233,038
WESCO Distribution, Inc. 5.500%, 04/15/2034 (B)	240,000	237,416
WSP Global, Inc. 5.714%, 09/18/2036 (B)	554,000	547,814
		21,254,620
Information technology – 2.8%
Amphenol Corp. 4.400%, 02/15/2033	266,000	258,641
Beacon Point DC LLC 6.129%, 11/30/2042 (B)	913,000	920,841
Broadcom, Inc.
3.419%, 04/15/2033	1,332,000	1,214,233
4.550%, 02/15/2032	168,000	165,734
4.800%, 02/15/2036	510,000	494,928
4.900%, 07/15/2032	733,000	735,398
CDW LLC 5.100%, 03/01/2030	126,000	125,730
CoreWeave, Inc.
9.000%, 02/01/2031 (B)(C)	364,000	359,710
9.250%, 06/01/2030 (B)	276,000	277,793
9.750%, 10/01/2031 (B)	266,000	265,413
Dell International LLC
4.500%, 02/15/2031	458,000	451,642
4.750%, 10/06/2032	552,000	545,482
5.000%, 04/01/2030	279,000	281,359
5.300%, 04/01/2032	566,000	575,642
5.400%, 04/15/2034	858,000	869,856
Fair Isaac Corp. 6.250%, 09/15/2034 (B)	750,000	738,734
Foundry JV Holdco LLC
6.100%, 01/25/2036 (B)	539,000	568,223
6.250%, 01/25/2035 (B)	799,000	848,117
HUT 8 DC LLC 6.192%, 11/15/2042 (B)	393,000	398,063
Jabil, Inc. 4.750%, 02/01/2033	243,000	237,228
Marvell Technology, Inc. 5.950%, 09/15/2033	268,000	281,438
Micron Technology, Inc. 2.703%, 04/15/2032	453,000	405,857
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Motorola Solutions, Inc.
2.300%, 11/15/2030	$725,000	$653,992
2.750%, 05/24/2031	592,000	537,804
Oracle Corp.
4.700%, 09/27/2034	373,000	341,754
4.800%, 09/26/2032	319,000	303,532
5.250%, 02/03/2032	264,000	260,246
5.550%, 02/06/2053	690,000	555,803
5.700%, 02/04/2036	238,000	230,492
Qorvo, Inc.
3.375%, 04/01/2031 (B)	471,000	430,213
4.375%, 10/15/2029	311,000	299,780
Stingray Compute LLC 6.000%, 06/15/2031 (B)	121,000	121,239
TD SYNNEX Corp. 5.300%, 10/10/2035	520,000	511,895
VeriSign, Inc. 5.100%, 07/15/2031	196,000	196,577
Yondr JK 1 LLC 6.875%, 06/30/2031 (B)	175,000	175,439
		15,638,828
Materials – 1.1%
Anglo American Capital PLC 5.000%, 03/21/2033 (B)	451,000	447,449
Ardagh Metal Packaging Finance USA LLC 6.250%, 01/30/2031 (B)	294,000	297,290
Bond US Bidco 1, Inc. 7.125%, 06/15/2033 (B)	201,000	202,955
Canpack Group, Inc. 6.000%, 05/15/2031 (B)	200,000	201,134
Cemex SAB de CV
3.875%, 07/11/2031 (B)	402,000	378,892
5.750%, 06/05/2036	710,000	707,515
First Quantum Minerals, Ltd.
6.375%, 02/15/2036 (B)	200,000	196,277
8.000%, 03/01/2033 (B)	224,000	234,193
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	382,000	388,556
Graphic Packaging International LLC 3.500%, 03/01/2029 (B)	198,000	188,281
Hybar LLC 7.375%, 07/01/2034 (B)	93,000	93,451
JH North America Holdings, Inc.
5.875%, 01/31/2031 (B)	106,000	106,499
6.125%, 07/31/2032 (B)	383,000	386,176
Mineral Resources, Ltd.
6.000%, 05/01/2032 (B)	101,000	99,913
6.250%, 05/01/2034 (B)	101,000	99,313
Novelis Corp. 4.750%, 01/30/2030 (B)	402,000	388,872
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (B)	159,000	162,367
Rio Tinto Finance USA PLC 5.000%, 03/14/2032	266,000	268,707
SNF Group SACA 5.626%, 03/31/2031 (B)	611,000	617,853
Standard Building Solutions, Inc.
5.875%, 03/15/2034 (B)	242,000	233,197
6.250%, 08/01/2033 (B)	153,000	151,936
WS Escrow LLC 7.750%, 06/01/2033 (B)	293,000	300,857
		6,151,683

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 1.3%
American Tower Corp.
4.700%, 12/15/2032	$398,000	$391,527
5.550%, 07/15/2033	342,000	350,855
5.650%, 03/15/2033	342,000	353,187
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	676,000	608,213
FIBRA Prologis 5.500%, 11/26/2035 (B)	266,000	258,153
Fibra SOMA Trust F/6185 7.125%, 05/28/2036 (B)	458,000	455,334
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (B)	330,000	317,074
Iron Mountain, Inc.
5.250%, 07/15/2030 (B)	249,000	245,279
6.250%, 01/15/2035 (B)	584,000	586,276
Millrose Properties, Inc. 6.375%, 08/01/2030 (B)	490,000	496,640
Outfront Media Capital LLC 6.000%, 06/15/2034 (B)	312,000	311,430
Prologis Targeted U.S. Logistics Fund LP 4.625%, 03/15/2033 (B)	511,000	497,546
Trust 2401 7.375%, 02/13/2034 (B)	399,000	422,940
VICI Properties LP
3.875%, 02/15/2029 (B)	296,000	287,580
5.125%, 11/15/2031	655,000	652,136
5.125%, 05/15/2032	472,000	468,119
Vornado Realty LP 5.750%, 02/01/2033	435,000	436,554
XHR LP 6.625%, 05/15/2030 (B)	269,000	275,208
		7,414,051
Utilities – 3.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	376,756	356,344
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (B)	156,000	163,551
American Electric Power Company, Inc.
5.625%, 03/01/2033	122,000	126,411
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	271,000	269,512
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	129,000	128,274
Capital Power US Holdings, Inc. 6.189%, 06/01/2035 (B)	365,000	377,756
CenterPoint Energy, Inc.
5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	323,000	322,849
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	125,000	131,378
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	98,000	101,511
Constellation Energy Generation LLC
4.400%, 01/15/2031	255,000	250,690
6.500%, 10/01/2053	261,000	280,037
Dominion Energy, Inc.
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	381,000	382,687
6.200%, (6.200% to 2-15-36, then 5 Year CMT + 2.006%), 02/15/2056	539,000	540,702
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	353,000	364,759
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy, Inc. (continued)
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	$185,000	$195,877
Duke Energy Corp. 5.750%, 09/15/2033	442,000	460,753
Electricite de France SA
5.650%, 04/22/2029 (B)	651,000	669,103
9.125%, (9.125% to 6-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (B)(D)	527,000	611,991
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	546,000	546,086
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	273,000	273,561
Exelon Corp.
5.125%, 03/15/2031	204,000	206,721
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	129,000	132,405
Georgia Power Company 4.950%, 05/17/2033	266,000	267,613
Israel Electric Corp., Ltd. 5.633%, 01/28/2038 (B)	200,000	198,862
NextEra Energy Capital Holdings, Inc.
2.440%, 01/15/2032	346,000	305,138
6.200%, (6.200% to 10-1-36, then 5 Year CMT + 1.765%), 10/01/2056	324,000	323,687
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	299,000	304,516
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	108,000	110,855
NiSource, Inc.
3.600%, 05/01/2030	174,000	167,014
5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	435,000	434,370
NRG Energy, Inc.
3.625%, 02/15/2031 (B)	335,000	311,099
3.875%, 02/15/2032 (B)	626,000	575,546
5.407%, 10/15/2035 (B)	411,000	403,962
5.750%, 01/15/2034 (B)	244,000	242,095
6.000%, 02/01/2033 (B)	229,000	230,223
6.125%, 05/15/2036 (B)	300,000	300,139
7.000%, 03/15/2033 (B)	711,000	771,284
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (B)(D)	320,000	345,291
Pacific Gas & Electric Company 5.800%, 05/15/2034	370,000	378,225
PacifiCorp
7.125%, (7.125% to 8-15-31, then 5 Year CMT + 3.292%), 08/15/2056	446,000	443,006
7.375%, (7.375% to 9-15-30, then 5 Year CMT + 3.319%), 09/15/2055	399,000	403,047
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.750%, 02/03/2031 (B)	263,000	256,341
PG&E Corp.
6.850%, (6.850% to 9-15-31, then 5 Year CMT + 3.225%), 09/15/2056	288,000	286,977
7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	698,000	711,249
Sempra
5.500%, 08/01/2033	351,000	360,847
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	422,000	424,261

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The Southern Company
5.700%, 03/15/2034	$356,000	$368,795
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	483,000	495,679
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (B)(D)	172,000	173,324
Vistra Operations Company LLC
4.300%, 07/15/2029 (B)	351,000	343,804
4.700%, 01/31/2031 (B)	202,000	197,956
5.000%, 04/30/2031 (B)	562,000	557,751
5.250%, 04/30/2033 (B)	555,000	550,893
6.000%, 04/15/2034 (B)	446,000	459,113
6.950%, 10/15/2033 (B)	431,000	468,985
WEC Energy Group, Inc. 5.625%, (5.625% to 5-15-31, then 5 Year CMT + 1.905%), 05/15/2056	272,000	270,357
		19,335,262
TOTAL CORPORATE BONDS (Cost $228,937,056)		$229,717,768
TERM LOANS (E) – 0.4%
Communication services – 0.1%
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%) 6.144%, 06/03/2033	592,385	592,331
Health care – 0.1%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%) 7.394%, 04/23/2031	187,658	187,658
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B (3 month CME Term SOFR + 2.250%) 5.982%, 06/09/2032	66,000	65,945
		253,603
Industrials – 0.1%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.156%, 03/03/2032	226,290	226,177
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%) 7.644%, 05/21/2032	552,225	553,722
		779,899
Materials – 0.1%
Bond UK Midco 3, Ltd., Term Loan B 05/06/2033 TBD (F)	214,000	214,589
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.894%, 02/10/2032	276,500	276,154
		490,743
TOTAL TERM LOANS (Cost $2,109,247)		$2,116,576
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.5%
Commercial and residential – 5.5%
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter), 5.120%, 12/25/2070 (B)	251,779	249,875
Series 2026-NQM1, Class A1, 4.912%, 02/25/2071 (B)(G)	359,944	355,884
Series 2026-NQM2, Class A1, 4.811%, 03/25/2071 (B)(G)	517,878	511,190
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (B)	$331,654	$329,740
Series 2025-10, Class A1, 4.960%, 09/25/2070 (B)(G)	177,751	176,084
Series 2025-11, Class A1, 4.975%, 10/25/2070 (B)(G)	273,786	271,230
Series 2026-1, Class A1, 4.747%, 02/25/2071 (B)(G)	480,409	473,624
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(G)	94,436	86,161
Avenue of Americas Series 2025-1301, Class A 5.227%, 08/11/2042 (B)(G)	428,000	427,484
BAHA Trust Series 2024-MAR, Class A 6.171%, 12/10/2041 (B)(G)	554,000	565,432
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (B)(G)	116,000	106,517
BANK Series 2021-BN34, Class XA IO 1.066%, 06/15/2063	12,564,713	420,267
BANK5
Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	384,000	387,521
Series 2025-5YR19, Class A3, 5.270%, 12/15/2058	259,000	262,788
Series 2026-5YR20, Class A3, 5.104%, 02/15/2059	165,000	166,218
Series 2026-5YR21, Class A3, 5.525%, 04/15/2059	262,000	268,312
Series 2026-5YR22, Class A3, 5.713%, 06/15/2059 (G)	526,000	542,474
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	72,227	68,135
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	151,000	152,137
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	168,000	171,417
Series 2025-5C38, Class A3, 5.146%, 11/15/2058	307,000	310,154
Series 2026-5C40, Class A3, 5.248%, 02/15/2059	269,000	272,530
Series 2026-5C41, Class A3, 5.438%, 05/15/2069	372,000	379,382
Series 2026-5C42, Class A3, 5.598%, 06/15/2059	263,000	270,442
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	96,485	94,606
Series 2024-V12, Class A3, 5.738%, 12/15/2057	523,000	535,835
Series 2026-V20, Class A3, 5.184%, 02/15/2059	203,000	205,067
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (G)	163,000	166,414

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(G)	$85,707	$81,305
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (B)	229,000	216,282
Series 2019-OC11, Class D, 4.075%, 12/09/2041 (B)(G)	300,000	283,517
CENT Trust Series 2025-CITY, Class A 5.091%, 07/10/2040 (B)(G)	297,000	296,477
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 5.972%, 07/20/2034 (G)	219,424	216,088
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class XA IO, 0.938%, 12/15/2072	13,984,924	346,718
Series 2023-SMRT, Class A, 6.015%, 06/12/2040 (B)(G)	340,000	344,925
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(G)	148,504	126,775
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter), 5.529%, 08/25/2070 (B)	192,788	192,910
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(G)	308,567	262,446
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.576%, 05/10/2051	4,943,475	30,036
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(G)	81,942	73,170
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(G)	104,366	91,496
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(G)	318,481	272,234
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.003%, 11/25/2070 (B)(G)	249,898	247,726
Series 2025-H9, Class A1, 5.036%, 11/25/2070 (B)(G)	314,716	312,171
Series 2026-NQM1, Class A1, 4.699%, 02/25/2061 (B)(G)	460,711	453,994
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 4.654%, 07/19/2044 (A)	183,583	183,094
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(G)	143,328	121,598
Series 2025-INV4, Class A1, 5.100%, 10/25/2070 (B)	183,017	181,581
Series 2026-NQM1, Class A1, 4.771%, 02/25/2071 (B)(G)	262,480	258,861
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(G)	274,394	226,194
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust Series 2019-KF69, Class B (30 day Average SOFR + 2.414%) 6.006%, 08/25/2029 (A)(B)	$87,868	$84,720
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(G)	90,630	80,129
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(G)	96,563	84,592
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(G)	147,846	129,506
Series 2025-NQM5, Class A1, 4.981%, 08/25/2070 (B)(G)	311,757	308,624
GGP Trust Series 2026-TY, Class A 4.825%, 03/05/2043 (B)(G)	420,000	413,748
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(G)	57,529	53,098
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (B)	5,587,161	89,824
Series 2007-4, Class ES IO, 0.350%, 07/19/2037	5,562,448	83,794
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (B)	6,063,405	103,736
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.649%, 01/13/2040 (B)(G)	476,000	483,515
Series 2026-10HY, Class A, 5.086%, 12/10/2039 (B)(G)	380,000	381,437
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(G)	83,817	73,229
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (B)	258,000	232,203
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1 6.022%, 04/21/2034 (G)	29,302	28,906
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(G)	49,133	46,298
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.723%, 11/15/2052	19,656,132	337,795
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM10, Class A1 5.119%, 11/25/2070 (B)(G)	215,324	213,430
MTN Commercial Mortgage Trust Series 2026-LPFX, Class A 5.153%, 05/15/2043 (B)(G)	204,000	203,616
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C 4.460%, 01/15/2043 (B)(G)	98,000	92,519
New Residential Mortgage Loan Trust
Series 2025-NQM6, Class A1, 5.085%, 10/25/2065 (B)(G)	381,404	378,345

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2026-NQM1, Class A1, 4.824%, 11/25/2065 (B)(G)	$276,007	$272,558
Series 2026-NQM2, Class A1, 4.743%, 12/25/2065 (B)(G)	209,496	206,372
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.455%, 11/05/2041 (B)(G)	328,000	320,860
NYC Trust Series 2026-9W57, Class A 5.053%, 06/06/2040 (B)(G)	700,000	696,868
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	80,475	75,460
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(G)	74,939	63,042
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(G)	251,895	206,119
Series 2025-NQM18, Class A1, 5.057%, 09/25/2065 (B)(G)	129,417	128,641
Series 2025-NQM19, Class A1, 4.869%, 10/25/2065 (B)(G)	265,099	262,755
Series 2025-NQM20, Class A1, 5.021%, 10/25/2065 (B)(G)	312,653	310,119
Series 2025-NQM21, Class A1, 4.989%, 10/25/2065 (B)(G)	209,676	207,937
Series 2025-NQM23, Class A1, 4.872%, 10/25/2065 (B)(G)	379,199	376,010
Series 2026-NQM1, Class A1, 4.846%, 11/25/2065 (B)(G)	260,640	258,360
Series 2026-NQM2, Class A1, 4.818%, 12/01/2065 (B)(G)	569,950	565,451
Series 2026-NQM3, Class A1, 4.652%, 01/25/2066 (B)(G)	471,722	464,439
Series 2026-NQM8, Class A1, 5.297%, 05/25/2066 (B)(G)	176,000	175,300
Series 2026-NQM9, Class A1, 5.470%, 04/25/2066 (B)(G)	379,000	378,854
PRKCM Trust Series 2026-AFC1, Class A1 4.677%, 02/25/2061 (B)(G)	225,329	221,764
Progress Residential Trust
Series 2025-SFR1, Class A, 3.400%, 02/17/2042 (B)	382,056	362,444
Series 2025-SFR2, Class A, 3.305%, 04/17/2042 (B)	299,830	282,494
Series 2025-SFR5, Class A, 3.850%, 10/17/2042 (B)	325,493	311,023
Series 2025-SFR6, Class A, 4.000%, 12/17/2042 (B)	443,000	425,043
Series 2026-SFR1, Class A, 3.850%, 02/17/2043 (B)	293,000	278,677
Series 2026-SFR2, Class A, 4.240%, 05/17/2043 (B)	315,000	303,944
Series 2026-SFR3, Class A, 4.000%, 07/17/2043 (B)	201,000	191,511
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(G)	197,751	176,407
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (B)	$446,000	$450,771
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (B)	557,000	576,994
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 4.154%, 05/20/2035 (A)	13,085	12,255
SLG Office Trust
Series 2021-OVA, Class D, 2.851%, 07/15/2041 (B)	352,000	306,522
Series 2026-OMA, Class A, 5.131%, 04/15/2041 (B)(G)	511,000	510,265
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(G)	21,972	21,915
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(G)	540,471	535,689
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(G)	153,095	144,504
Series 2019-1, Class A1, 3.750%, 03/25/2058 (B)(G)	98,264	95,163
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(G)	83,993	80,375
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	224,976	204,424
Series 2024-4, Class A1A, 4.547%, 10/27/2064 (B)(G)	507,641	506,136
VDCM Commercial Mortgage Trust Series 2025-AZ, Class A 5.229%, 07/13/2044 (B)(G)	324,000	320,786
Verus Securitization Trust
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(G)	150,033	131,982
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(G)	97,138	82,141
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(G)	142,066	121,993
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(G)	20,281	19,730
Series 2025-11, Class A1, 4.914%, 11/25/2070 (B)(G)	414,631	411,473
Series 2025-R2, Class A1, 5.086%, 07/25/2067 (B)(G)	194,939	193,477
Series 2026-2, Class A1, 4.590%, 02/25/2071 (B)(G)	357,844	352,858
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	134,583	117,543
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3, 5.673%, 05/15/2058	319,000	326,300
Series 2025-5C6, Class A3, 5.186%, 10/15/2058	368,000	370,727
WHARF Commercial Mortgage Trust Series 2025-DC, Class A 5.528%, 07/15/2040 (B)(G)	369,000	372,798
		30,738,855

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	$331,270	$22,566
Series 3387, Class SB IO, 2.713%, 11/15/2037	394,365	32,560
Series K109, Class X1 IO, 1.679%, 04/25/2030	3,009,695	149,244
Series K121, Class X1 IO, 1.105%, 10/25/2030	12,330,127	430,848
Series T-41, Class 3A, 4.435%, 07/25/2032 (G)	28,487	26,031
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	1,669	1,716
Series 2002-W3, Class A5, 7.500%, 11/25/2041	32,337	33,400
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	290,819	20,410
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	602,979
Government National Mortgage Association
Series 2008-90, Class IO, 2.019%, 12/16/2050	1,917,930	234,616
Series 2010-147, Class SA IO, 2.416%, 05/20/2040	62,799	818
Series 2010-85, Class SB IO, 2.852%, 03/16/2040	199,330	6,513
Series 2012-114, Class IO, 0.639%, 01/16/2053	182,232	2,644
Series 2012-120, Class IO, 0.645%, 02/16/2053	2,741,712	40,017
Series 2015-86, Class IO, 0.465%, 05/16/2052	14,663,909	210,954
Series 2016-174, Class IO, 0.723%, 11/16/2056	228,520	6,854
Series 2017-109, Class IO, 0.175%, 04/16/2057	332,262	2,490
Series 2017-124, Class IO, 0.633%, 01/16/2059	308,331	11,052
Series 2017-135, Class IO, 0.688%, 10/16/2058	796,311	26,107
Series 2017-140, Class IO, 0.485%, 02/16/2059	351,098	8,544
Series 2017-159, Class IO, 0.413%, 06/16/2059	413,938	10,172
Series 2017-169, Class IO, 0.520%, 01/16/2060	1,505,174	46,862
Series 2017-20, Class IO, 0.475%, 12/16/2058	1,157,524	21,737
Series 2017-22, Class IO, 0.737%, 12/16/2057	156,865	5,245
Series 2017-41, Class IO, 0.489%, 07/16/2058	304,772	7,549
Series 2017-46, Class IO, 0.651%, 11/16/2057	448,460	16,463
Series 2017-61, Class IO, 0.687%, 05/16/2059	197,095	6,629
Series 2018-158, Class IO, 0.801%, 05/16/2061	1,495,332	83,488
Series 2018-35, Class IO, 0.546%, 03/16/2060	1,295,900	38,257
Series 2018-43, Class IO, 0.463%, 05/16/2060	920,491	28,811
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2018-69, Class IO, 0.611%, 04/16/2060	$339,314	$14,995
Series 2018-81, Class IO, 0.487%, 01/16/2060	256,161	10,325
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,524,633	43,913
Series 2019-131, Class IO, 0.803%, 07/16/2061	1,177,008	65,686
Series 2020-100, Class IO, 0.788%, 05/16/2062	1,366,611	80,157
Series 2020-108, Class IO, 0.847%, 06/16/2062	2,964,623	175,571
Series 2020-114, Class IO, 0.799%, 09/16/2062	3,131,272	167,874
Series 2020-118, Class IO, 0.885%, 06/16/2062	2,285,279	141,345
Series 2020-119, Class IO, 0.607%, 08/16/2062	1,270,377	56,620
Series 2020-120, Class IO, 0.760%, 05/16/2062	706,637	40,349
Series 2020-137, Class IO, 0.800%, 09/16/2062	3,410,746	205,299
Series 2020-143, Class IB IO, 0.884%, 03/16/2062	3,936,407	247,530
Series 2020-150, Class IO, 0.971%, 12/16/2062	2,069,010	136,005
Series 2020-170, Class IO, 0.836%, 11/16/2062	2,768,601	175,180
Series 2020-28, Class IO, 0.816%, 11/16/2061	4,816,698	262,623
Series 2020-92, Class IO, 0.870%, 02/16/2062	3,034,737	180,495
Series 2021-3, Class IO, 0.871%, 09/16/2062	3,463,030	215,853
Series 2021-40, Class IO, 0.823%, 02/16/2063	849,717	50,815
Series 2022-150, Class IO, 0.823%, 06/16/2064	294,304	15,905
Series 2022-17, Class IO, 0.802%, 06/16/2064	1,889,859	101,500
Series 2022-181, Class IO, 0.722%, 07/16/2064	908,204	52,727
Series 2022-21, Class IO, 0.785%, 10/16/2063	836,700	50,362
Series 2023-177, Class IO, 0.857%, 06/16/2065	1,964,555	108,959
Series 2023-197, Class IO, 1.244%, 09/16/2065	594,355	47,797
Series 2023-30, Class IO, 1.001%, 11/16/2064	1,202,777	76,473
Series 2024-179, Class XI IO, 0.831%, 12/16/2066	4,257,625	293,200
Series 2025-126, Class IO, 0.767%, 05/16/2067	2,254,652	151,225
Series 2026-56, Class IO, 0.855%, 11/16/2068	2,655,123	196,802
		5,501,161
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,154,003)		$36,240,016

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES – 6.3%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (B)	$66,038	$60,679
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 6.500%, 11/16/2048 (B)	193,000	194,215
Series 2026-1A, Class A2I 5.909%, 06/15/2056 (B)	304,000	304,677
AMSR Trust
Series 2023-SFR1, Class A 4.000%, 04/17/2040 (B)	206,000	202,562
Series 2025-SFR1, Class A 3.655%, 06/17/2042 (B)	177,000	168,806
Series 2025-SFR2, Class A 4.275%, 11/17/2042 (B)	264,000	256,506
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	478,790	468,323
Business Jet Securities LLC Series 2026-1A, Class A 5.464%, 06/15/2041 (B)	209,000	209,390
Canon Music Issuer Trust Series 2026-1A, Class A 5.521%, 05/01/2076 (B)	234,000	233,111
CarMax Auto Owner Trust Series 2026-2, Class A3 4.220%, 06/16/2031	316,000	314,130
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 4.963%, 01/25/2035 (A)	156,736	153,163
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	382,672	316,147
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	352,334	277,432
CLI Funding IX LLC Series 2025-1A, Class A 5.350%, 06/20/2050 (B)	340,437	340,720
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	260,843	244,298
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	198,232	183,153
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	523,907	481,297
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/2049 (B)	320,000	321,233
Series 2025-1A, Class A1 5.316%, 05/25/2050 (B)	322,000	321,075
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (B)	175,000	176,263
Concord Music Royalties LLC Series 2025-2A, Class A 5.785%, 07/20/2075 (B)	306,000	308,753
Consolidated Communications LLC
Series 2025-1A, Class A2 6.000%, 05/20/2055 (B)	421,000	426,502
Series 2025-4A, Class A2 5.522%, 12/20/2055 (B)	217,000	217,877
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025 (H)	4,876	4,708
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	$543,000	$531,323
Series 2024-2A, Class A2 4.500%, 05/20/2049 (B)	493,000	477,407
DataBank Issuer LLC Series 2026-1A, Class A2 5.811%, 02/25/2056 (B)	343,000	342,536
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	182,583	180,696
Series 2025-1A, Class A2I 4.891%, 08/20/2055 (B)	199,000	196,696
Series 2025-1A, Class A2II 5.165%, 08/20/2055 (B)	212,930	210,390
Series 2026-1A, Class A2I 5.200%, 05/20/2056 (B)	238,000	237,851
Series 2026-1A, Class A2II 5.432%, 05/20/2056 (B)	412,000	412,219
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.475%, 04/15/2049 (B)	370,000	365,898
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	1,302,178	1,237,063
Series 2025-1A, Class A2I 4.930%, 07/25/2055 (B)	231,000	228,976
Series 2025-1A, Class A2II 5.217%, 07/25/2055 (B)	268,000	266,748
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	274,509	263,926
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	403,379	376,421
Series 2025-1A, Class A2 5.296%, 10/20/2055 (B)	288,550	279,185
FirstKey Homes Trust Series 2021-SFR1, Class D 2.189%, 08/17/2038 (B)	246,000	244,874
FirstLight Issuer LLC Series 2026-1A, Class A2 5.873%, 06/20/2056 (B)	353,000	354,394
Flexential Issuer LLC Series 2025-1A, Class A2 6.030%, 10/25/2060 (B)	220,000	218,928
Ford Credit Auto Owner Trust Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) 4.320%, 08/15/2038 (B)	494,000	488,370
GBX Leasing LLC Series 2026-1A, Class A 5.130%, 02/20/2056 (B)	361,489	354,046
GM Financial Consumer Automobile Receivables Trust Series 2026-2, Class A3 4.150%, 08/18/2031	457,000	454,164
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (B)	315,000	318,967
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	49,362	46,877
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	147,677	137,432

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	$483,000	$479,956
Hotwire Funding LLC Series 2024-1A, Class A2 5.893%, 06/20/2054 (B)	148,000	149,380
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (B)	588,107	572,178
Iskandar Enterprise LLC Series 2026-1A, Class A21 5.049%, 04/17/2056 (B)	622,000	618,435
Jersey Mike's Funding LLC
Series 2024-1A, Class A2 5.636%, 02/15/2055 (B)	445,363	449,540
Series 2025-1A, Class A2 5.610%, 08/16/2055 (B)	466,475	470,862
Series 2026-1A, Class A2I 4.952%, 02/15/2056 (B)	445,883	439,880
Jimmy John's Funding LLC Series 2026-1A, Class A2 5.685%, 04/30/2056 (B)	544,000	545,962
Kinetic ABS Issuer LLC Series 2026-1A, Class A2 5.219%, 02/25/2056 (B)	201,000	199,669
Lyra Music Assets LP Series 2025-1A, Class A2 5.604%, 09/20/2065 (B)	387,120	388,756
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 5.400%, 08/20/2055 (B)	437,000	438,179
Series 2025-4A, Class A2 5.163%, 12/20/2055 (B)	223,000	222,029
Series 2026-1A, Class A2 5.273%, 04/20/2056 (B)	266,000	266,127
Navient Refinance Loan Trust
Series 2026-A, Class A 4.500%, 01/18/2056 (B)	443,957	437,639
Series 2026-B, Class A 5.070%, 06/15/2056 (B)	248,000	247,939
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	109,910	93,227
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	609,900	584,491
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	244,163	231,437
Series 2023-1A, Class A2 7.308%, 01/30/2053 (B)	483,750	484,466
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	503,000	411,203
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	335,000	200,029
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	391,000	387,057
Sabey Data Center Issuer LLC Series 2026-1, Class A2 5.482%, 01/20/2051 (B)	319,000	316,022
Scalelogix ABS Issuer LLC Series 2025-1A, Class A2 5.673%, 07/25/2055 (B)	331,000	322,436
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
ServiceMaster Funding LLC Series 2021-1, Class A2II 3.113%, 07/30/2051 (B)	$327,486	$282,230
SERVPRO Master Issuer LLC Series 2024-1A, Class A2 6.174%, 01/25/2054 (B)	240,465	245,628
Sesac Finance LLC Series 2025-1, Class A2 5.500%, 07/25/2055 (B)	371,000	360,509
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	95,075	87,221
Series 2024-A, Class A1A 5.240%, 03/15/2056 (B)	413,136	414,845
Series 2024-E, Class A1A 5.090%, 10/16/2056 (B)	309,820	309,524
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	493,433	489,548
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	347,663	322,990
Sprite, Ltd. Series 2026-1, Class A 5.227%, 03/15/2041 (B)	287,493	282,575
STORE Master Funding LLC Series 2019-1, Class A2 3.650%, 11/20/2049 (B)	280,775	241,470
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (B)	261,025	262,086
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (B)	233,445	234,755
Series 2024-3A, Class A23 5.914%, 07/30/2054 (B)	579,180	559,050
Summit Issuer LLC Series 2025-1A, Class A2 5.208%, 11/20/2055 (B)	384,000	381,418
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (B)	128,000	126,597
Series 2025-1A, Class A2 5.036%, 03/25/2055 (B)	521,000	507,663
Series 2025-2A, Class A21 5.121%, 10/25/2055 (B)	350,000	344,586
Taco Bell Funding LLC
Series 2025-1A, Class A2I 4.821%, 08/25/2055 (B)	417,000	411,942
Series 2025-1A, Class A2II 5.049%, 08/25/2055 (B)	343,000	337,716
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (B)	198,125	190,825
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	514,817	467,182
Toyota Auto Receivables Owner Trust Series 2026-B, Class A3 4.130%, 12/16/2030	665,000	661,122
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (B)	500,000	478,242
Triton Container Finance IX LLC Series 2026-1A, Class A 5.260%, 05/20/2051 (B)	260,363	258,664
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	413,601	388,814

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Triton Container Finance VIII LLC (continued)
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	$187,721	$173,051
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 5.877%, 04/20/2055 (B)	224,000	226,691
Series 2025-2A, Class A2 5.177%, 01/20/2056 (B)	222,000	218,637
Vantage Data Centers LLC
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	312,000	299,214
Series 2021-1A, Class A2 2.165%, 10/15/2046 (B)	400,000	397,002
VB-S1 Issuer LLC Series 2026-1A, Class C2 4.693%, 03/15/2056 (B)	248,000	242,354
Verizon Master Trust Series 2025-9, Class A1A 3.960%, 10/21/2030	338,000	336,365
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	286,597	264,608
Willis Engine Structured Trust IX Series 2025-B, Class A 5.159%, 12/15/2050 (B)	244,015	241,839
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	109,357	106,046
Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582%, 06/15/2050 (B)	241,212	241,611
Wingstop Funding LLC Series 2024-1A, Class A2 5.858%, 12/05/2054 (B)	250,000	252,101
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	267,653	255,124
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (B)	389,000	390,271
TOTAL ASSET-BACKED SECURITIES (Cost $36,318,214)		$35,659,422
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (I)(J)	937	37,881
TOTAL COMMON STOCKS (Cost $237,384)		$37,881
PREFERRED SECURITIES – 0.2%
Communication services – 0.1%
Alphabet, Inc., 6.250%	3,951	201,066
Alphabet, Inc., 6.250%	3,951	198,735
Telephone & Data Systems, Inc., 6.625%	5,925	120,159
		519,960
Active Bond Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Utilities – 0.1%
NextEra Energy, Inc., 7.375%	10,312	$494,357
TOTAL PREFERRED SECURITIES (Cost $1,058,825)		$1,014,317
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 3.6026% (K)(L)	336,065	3,360,456
TOTAL SHORT-TERM INVESTMENTS (Cost $3,360,630)		$3,360,456
Total Investments (Active Bond Trust) (Cost $568,044,126) – 98.6%		$551,712,524
Other assets and liabilities, net – 1.4%		8,002,726
TOTAL NET ASSETS – 100.0%		$559,715,250
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $148,714,997 or 26.6% of the fund's net assets as of 6-30-26.
(C)	All or a portion of this security is on loan as of 6-30-26.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The security has matured but proceeds have not been received.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 6-30-26.
(L)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $595,938.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	26	Long	Sep 2026	$2,834,236	$2,857,156	$22,920
						$22,920
The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.2%
U.S. Government – 28.2%
U.S. Treasury Bonds
1.125%, 08/15/2040	$838,000	$524,863
1.375%, 08/15/2050	15,626,000	7,665,286
1.750%, 08/15/2041	9,052,000	6,066,962
2.000%, 11/15/2041	4,563,000	3,160,056
2.250%, 08/15/2049	7,538,000	4,688,577
2.750%, 08/15/2047	2,269,000	1,604,077
3.000%, 02/15/2048 to 02/15/2049	19,806,000	14,496,139
4.625%, 02/15/2046	1,000	960
4.750%, 02/15/2056	17,562,000	17,059,837
5.000%, 05/15/2046	14,999,000	15,111,493
U.S. Treasury Notes
3.500%, 10/15/2028 to 02/15/2029	5,908,000	5,821,002
3.625%, 12/31/2030	5,442,000	5,313,815
3.750%, 12/31/2028	4,282,000	4,239,515
3.875%, 06/30/2030 to 08/31/2032	7,301,000	7,173,742
4.000%, 05/31/2028 to 01/31/2033	15,199,000	15,089,566
4.125%, 10/31/2027 to 06/30/2031	58,929,000	58,782,210
4.250%, 06/30/2033	3,417,000	3,403,652
4.375%, 05/15/2036	16,073,000	15,992,747
		186,194,499
U.S. Government Agency – 29.0%
Federal Home Loan Mortgage Corp.
2.000%, 10/01/2031	469,012	445,321
2.500%, 07/01/2033 to 04/01/2052	11,443,863	9,871,187
3.000%, 09/01/2030 to 01/01/2050	12,066,671	10,965,906
3.728%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.622%), 02/01/2050 (A)	353,585	355,350
4.000%, 03/01/2050	1,341,622	1,277,027
4.159%, (30 day Average SOFR + 2.305%), 05/01/2053 (A)	1,141,226	1,154,595
4.235%, (30 day Average SOFR + 2.340%), 07/01/2056 (A)	323,000	316,475
4.299%, (30 day Average SOFR + 2.183%), 06/01/2056 (A)	593,000	578,307
4.500%, 06/01/2039 to 11/01/2040	6,299,179	6,227,709
4.609%, (30 day Average SOFR + 2.138%), 05/01/2056 (A)	2,879,933	2,840,695
4.699%, (30 day Average SOFR + 2.335%), 10/01/2054 (A)	513,454	512,697
4.723%, (30 day Average SOFR + 2.191%), 03/01/2056 (A)	994,989	985,618
4.770%, (30 day Average SOFR + 2.095%), 06/01/2056 (A)	557,338	551,799
4.795%, (30 day Average SOFR + 2.146%), 01/01/2055 (A)	606,413	608,163
4.802%, (30 day Average SOFR + 2.098%), 07/01/2056 (A)	731,000	728,721
4.935%, (30 day Average SOFR + 2.257%), 02/01/2054 (A)	225,994	226,587
4.946%, (30 day Average SOFR + 2.139%), 02/01/2056 (A)	1,146,956	1,147,224
5.000%, 05/01/2056	2,704,457	2,661,213
5.168%, (30 day Average SOFR + 2.203%), 06/01/2055 (A)	543,004	546,690
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.226%, (30 day Average SOFR + 2.075%), 07/01/2055 (A)	$263,145	$264,261
5.242%, (30 day Average SOFR + 2.075%), 07/01/2055 (A)	769,774	771,612
5.305%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	398,009	400,981
5.315%, (30 day Average SOFR + 2.105%), 08/01/2055 (A)	305,574	308,340
5.378%, (30 day Average SOFR + 2.090%), 05/01/2055 (A)	184,946	186,636
5.423%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	517,993	522,795
5.500%, 05/01/2055	2,854,053	2,872,321
5.559%, (30 day Average SOFR + 2.330%), 07/01/2055 (A)	524,823	531,100
6.000%, 09/01/2054 to 10/01/2054	4,836,863	5,039,119
6.500%, 10/01/2054 to 10/01/2055	789,853	833,721
Federal National Mortgage Association
2.000%, 02/01/2031 to 04/01/2042	7,322,350	6,593,159
2.500%, 08/01/2041 to 05/01/2052	10,212,686	8,797,933
2.749%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	282,252	270,803
3.000%, 10/01/2030 to 07/01/2060	28,025,869	25,239,660
4.000%, 01/01/2027 to 12/01/2048	1,286,354	1,235,966
4.086%, (30 day Average SOFR + 2.310%), 07/01/2056 (A)	329,000	321,852
4.090%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	538,913	548,301
4.130%, (30 day Average SOFR + 2.125%), 11/01/2052 (A)	475,805	482,843
4.131%, (30 day Average SOFR + 2.135%), 10/01/2052 (A)	1,347,624	1,368,330
4.278%, (30 day Average SOFR + 2.310%), 07/01/2056 (A)	327,000	321,733
4.325%, (30 day Average SOFR + 2.158%), 01/01/2055 (A)	573,924	584,691
4.364%, (30 day Average SOFR + 2.126%), 07/01/2052 (A)	696,581	693,395
4.500%, 11/01/2040 to 02/01/2046	3,405,979	3,365,205
4.567%, (30 day Average SOFR + 2.104%), 07/01/2056 (A)	767,000	757,159
4.582%, (30 day Average SOFR + 2.127%), 08/01/2052 (A)	769,507	768,989
4.624%, (30 day Average SOFR + 2.129%), 08/01/2052 (A)	428,554	428,571
4.671%, (30 day Average SOFR + 2.299%), 04/01/2053 (A)	2,394,612	2,394,910
4.800%, (30 day Average SOFR + 2.050%), 06/01/2056 (A)	408,000	407,685
4.832%, (30 day Average SOFR + 2.124%), 06/01/2056 (A)	1,194,000	1,194,366
4.847%, (30 day Average SOFR + 2.276%), 07/01/2054 (A)	1,175,929	1,179,852
4.867%, (30 day Average SOFR + 2.300%), 06/01/2056 (A)	551,000	551,500

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.965%, (30 day Average SOFR + 2.310%), 05/01/2055 (A)	$548,967	$549,298
5.000%, TBA (B)	8,600,000	8,449,836
5.016%, (30 day Average SOFR + 2.300%), 04/01/2056 (A)	375,067	375,599
5.161%, (30 day Average SOFR + 2.318%), 02/01/2055 (A)	822,791	830,624
5.288%, (30 day Average SOFR + 2.339%), 08/01/2054 (A)	707,656	716,449
5.500%, TBA (B)	6,600,000	6,613,898
5.500%, 02/01/2054 to 07/01/2055	13,636,975	13,734,821
5.578%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	509,171	518,062
5.597%, (30 day Average SOFR + 2.097%), 12/01/2053 (A)	293,216	298,230
6.000%, 12/01/2053 to 11/01/2055	11,095,537	11,471,620
6.500%, 09/01/2054 to 11/01/2055	1,403,811	1,480,909
Government National Mortgage Association
2.000%, 10/20/2050 to 02/20/2051	24,408,384	20,029,224
2.500%, 12/20/2037 to 07/20/2050	4,066,571	3,562,795
3.000%, 06/20/2043 to 10/20/2050	3,314,073	2,977,608
3.500%, 04/20/2048 to 05/20/2052	5,928,780	5,425,130
4.000%, 10/20/2052	2,375,963	2,237,865
6.000%, 01/20/2053	1,000,612	1,036,258
		191,547,299
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $380,142,313)		$377,741,798
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (C)(D)	845,000	849,434
Chile – 0.1%
Republic of Chile 4.350%, 04/13/2031	292,000	287,036
Israel – 0.1%
State of Israel
3.875%, 07/03/2050	299,000	216,531
4.500%, 01/13/2031	352,000	344,101
		560,632
Mexico – 0.3%
Government of Mexico
3.500%, 02/12/2034	504,000	429,156
4.400%, 02/12/2052	405,000	289,575
4.500%, 01/31/2050	280,000	206,640
4.600%, 01/23/2046	348,000	268,308
4.600%, 02/10/2048	373,000	282,175
4.750%, 03/08/2044	294,000	236,376
		1,712,230
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	711,000	656,736
Philippines – 0.1%
Republic of the Philippines 5.325%, 06/24/2036	523,000	522,620
Poland – 0.1%
Republic of Poland
5.375%, 04/14/2036	564,000	568,926
Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland (continued)
Republic of Poland (continued)
6.125%, 04/14/2056	$272,000	$276,607
		845,533
United Arab Emirates – 0.0%
Abu Dhabi Government 3.125%, 09/30/2049 (C)	334,000	225,420
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,628,713)		$5,659,641
CORPORATE BONDS – 27.7%
Communication services – 2.3%
Alphabet, Inc.
4.400%, 02/15/2033	664,000	649,727
4.700%, 11/15/2035	642,000	628,986
5.250%, 05/15/2055	305,000	285,221
5.300%, 05/15/2065	305,000	279,715
AT&T, Inc.
3.500%, 06/01/2041	203,000	156,188
3.500%, 09/15/2053	249,000	161,645
3.550%, 09/15/2055	383,000	246,631
3.650%, 09/15/2059	199,000	127,184
3.800%, 12/01/2057	277,000	184,864
4.400%, 04/30/2031	617,000	606,622
5.250%, 10/30/2036	728,000	714,897
5.550%, 11/01/2045	186,000	174,773
5.850%, 04/30/2046	412,000	396,975
6.000%, 04/30/2056	319,000	308,301
6.200%, 10/30/2056	420,000	415,165
6.300%, 10/30/2066	210,000	208,128
Beignet Investor LLC 6.581%, 05/30/2049 (C)	694,000	707,986
Bell Canada 5.450%, 11/15/2036 (D)	564,000	560,044
Charter Communications Operating LLC
3.500%, 03/01/2042	220,000	151,958
3.900%, 06/01/2052	523,000	333,394
6.550%, 06/01/2034	357,000	364,445
6.700%, 12/01/2055	281,000	267,776
Comcast Corp.
2.987%, 11/01/2063	238,000	123,816
4.049%, 11/01/2052	205,000	143,693
5.350%, 05/15/2053	112,000	96,572
6.050%, 05/15/2055	112,000	107,119
Meta Platforms, Inc.
4.875%, 05/15/2033	858,000	850,247
4.875%, 11/15/2035	278,000	270,540
5.250%, 05/15/2036	953,000	946,273
5.500%, 11/15/2045	184,000	170,738
5.550%, 08/15/2064	77,000	67,288
6.200%, 05/15/2046	194,000	194,134
6.300%, 05/15/2056	648,000	645,031
6.450%, 05/15/2066	419,000	413,814
Orange SA
4.000%, 01/13/2029 (C)	511,000	504,117
4.250%, 01/13/2031 (C)	552,000	537,950
4.750%, 01/13/2033 (C)	609,000	597,447
5.000%, 01/13/2036 (C)	472,000	461,087
Verizon Communications, Inc.
2.987%, 10/30/2056	318,000	187,250
5.750%, 11/30/2045	249,000	242,033
6.000%, 11/30/2065	493,000	477,825
6.200%, (6.200% to 5-14-36, then 5 Year CMT + 2.042%), 05/14/2056	2,000	2,022
		14,969,621

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 1.4%
Amazon.com, Inc.
4.250%, 03/13/2031	$820,000	$807,417
4.350%, 03/20/2033	317,000	308,562
4.550%, 03/13/2033	475,000	467,262
4.650%, 11/20/2035	514,000	499,849
5.550%, 11/20/2065	240,000	224,249
5.650%, 03/13/2046	339,000	335,586
5.800%, 03/13/2056	208,000	206,673
5.950%, 03/13/2066	113,000	112,351
6.050%, 03/13/2076	247,000	246,253
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	433,000	315,057
Ford Motor Credit Company LLC
2.900%, 02/10/2029	1,068,000	1,004,907
5.869%, 10/31/2035	365,000	357,376
6.467%, 05/22/2036	365,000	370,811
General Motors Financial Company, Inc. 2.700%, 06/10/2031	588,000	529,133
Hyundai Capital America
4.500%, 09/18/2030 (C)	279,000	273,991
4.750%, 04/06/2029 (C)	499,000	497,556
5.000%, 04/07/2031 (C)	371,000	370,454
5.150%, 03/27/2030 (C)	317,000	319,422
Lowe's Companies, Inc.
3.500%, 04/01/2051	256,000	177,931
4.250%, 03/15/2031	499,000	488,881
4.250%, 04/01/2052	473,000	370,403
4.850%, 10/15/2035 (D)	464,000	452,582
McDonald's Corp. 6.300%, 03/01/2038	324,000	353,389
The Home Depot, Inc. 3.625%, 04/15/2052	206,000	149,033
		9,239,128
Consumer staples – 1.3%
Altria Group, Inc. 3.875%, 09/16/2046	175,000	129,910
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,113,000	1,083,294
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	216,000	219,661
BAT Capital Corp.
4.540%, 08/15/2047	448,000	369,317
6.250%, 08/15/2055	318,000	325,480
7.081%, 08/02/2053	117,000	132,026
Bunge, Ltd. Finance Corp. 5.150%, 08/04/2035	555,000	551,459
Imperial Brands Finance PLC
4.875%, 02/07/2032 (C)	378,000	375,600
5.500%, 07/07/2036 (C)	378,000	375,651
5.625%, 07/01/2035 (C)	526,000	530,730
JBS NV
3.000%, 05/15/2032	418,000	371,494
3.625%, 01/15/2032	562,000	520,455
5.750%, 04/01/2033	138,000	141,680
6.375%, 04/15/2066	111,000	108,947
6.400%, 05/10/2057 (C)	270,000	269,345
6.500%, 12/01/2052	292,000	296,442
7.250%, 11/15/2053 (D)	447,000	489,723
Philip Morris International, Inc.
4.125%, 04/28/2028	937,000	931,980
4.375%, 04/30/2030	793,000	785,004
4.875%, 04/30/2035	841,000	828,708
		8,836,906
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 1.2%
Baker Hughes Holdings LLC
4.350%, 06/15/2031	$558,000	$546,736
4.650%, 06/15/2033	285,000	278,664
5.000%, 06/15/2036	475,000	464,597
5.850%, 06/15/2056	275,000	271,665
Enbridge, Inc.
4.850%, 03/27/2031	598,000	597,539
5.450%, 03/27/2036	384,000	388,117
Energy Transfer LP
5.250%, 07/01/2029	540,000	547,700
5.300%, 04/15/2047	216,000	193,866
5.950%, 05/15/2054	424,000	405,830
6.000%, 02/01/2029 (C)	392,000	395,094
6.050%, 09/01/2054	217,000	210,810
Equinor ASA
4.750%, 11/14/2035	423,000	411,903
5.125%, 06/03/2035	51,000	51,518
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)	352,371	313,173
2.625%, 03/31/2036 (C)	259,000	225,406
Green Palm Bidco Sarl 6.462%, 06/30/2046 (C)	413,000	418,391
MPLX LP
5.300%, 04/01/2036	380,000	374,567
6.100%, 04/01/2056	180,000	178,147
ONEOK, Inc.
5.400%, 10/15/2035	111,000	110,810
5.700%, 11/01/2054	463,000	429,806
6.250%, 10/15/2055	277,000	277,966
Schlumberger Investment SA 5.150%, 05/07/2036	572,000	569,447
TotalEnergies Capital USA LLC
4.569%, 01/13/2033	186,000	182,364
4.857%, 01/13/2036	373,000	365,451
		8,209,567
Financials – 8.2%
AEGON Funding Company LLC 5.625%, 05/07/2036	381,000	379,094
Ameriprise Financial, Inc. 5.350%, 06/15/2036	508,000	506,119
Apollo Global Management, Inc. 5.700%, 03/30/2036	417,000	418,434
Arch Capital Group, Ltd. 5.250%, 06/15/2036	338,000	337,372
Ares Management Corp. 5.600%, 10/11/2054	322,000	291,685
Bank of America Corp. 4.477%, (4.477% to 4-23-29, then Overnight SOFR + 0.870%), 04/23/2030	2,087,000	2,073,838
Bank of Montreal
4.879%, (4.879% to 6-2-31, then Overnight SOFR + 0.959%), 06/02/2032	214,000	213,932
5.298%, (5.298% to 6-2-36, then Overnight SOFR + 1.208%), 06/02/2037	520,000	520,495
Barclays PLC 5.207%, (5.207% to 2-24-36, then Overnight SOFR + 1.506%), 02/24/2037	588,000	572,631
BBVA Mexico SA 5.400%, 06/03/2031 (C)	815,000	824,780
Brookfield Asset Management, Ltd.
4.832%, 04/15/2031	581,000	575,542

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Brookfield Asset Management, Ltd. (continued)
5.298%, 01/15/2036	$331,000	$322,699
Citizens Bank NA 4.192%, (4.192% to 1-29-28, then Overnight SOFR + 0.700%), 01/29/2029	736,000	730,015
Danantara Investment Management PT 5.350%, 06/18/2031 (C)	571,000	570,238
Fifth Third Bancorp 5.141%, (5.141% to 1-29-36, then Overnight SOFR + 1.240%), 01/29/2037	376,000	369,090
Goldman Sachs Bank USA 4.656%, (4.656% to 6-3-28, then Overnight SOFR + 0.720%), 06/03/2029	1,353,000	1,353,837
HSBC Holdings PLC
4.711%, (4.711% to 5-12-29, then Overnight SOFR + 0.940%), 05/12/2030	624,000	621,347
5.208%, (5.208% to 5-12-33, then Overnight SOFR + 1.320%), 05/12/2034	830,000	827,042
Jackson Financial, Inc. 6.150%, 01/15/2037	519,000	517,700
Lloyds Banking Group PLC
4.241%, (4.241% to 2-10-29, then 1 Year CMT + 0.600%), 02/10/2030	766,000	756,238
5.668%, (5.668% to 2-10-46, then 1 Year CMT + 0.820%), 02/10/2047	621,000	611,754
LSEG US Fin Corp.
4.250%, 03/23/2029 (C)	690,000	682,135
4.500%, 03/23/2031 (C)	690,000	679,955
5.250%, 03/23/2036 (C)	200,000	199,127
Mitsubishi UFJ Financial Group, Inc.
4.505%, (4.505% to 1-14-31, then 1 Year CMT + 0.800%), 01/14/2032 (D)	699,000	687,118
4.847%, (4.847% to 4-21-31, then 1 Year CMT + 0.920%), 04/21/2032	497,000	494,650
5.057%, (5.057% to 1-14-36, then 1 Year CMT + 0.900%), 01/14/2037	364,000	357,271
5.868%, (5.868% to 4-21-46, then 1 Year CMT + 0.980%), 04/21/2047	293,000	295,850
Morgan Stanley
4.133%, (4.133% to 10-18-28, then Overnight SOFR + 0.913%), 10/18/2029	718,000	708,199
4.238%, (4.238% to 1-9-29, then Overnight SOFR + 0.800%), 01/09/2030	223,000	220,087
4.493%, (4.493% to 1-16-31, then Overnight SOFR + 0.950%), 01/16/2032	1,059,000	1,038,415
4.555%, (4.555% to 4-10-29, then SOFR Compounded Index + 0.960%), 04/10/2030	1,110,000	1,102,960
4.708%, (4.708% to 3-12-31, then Overnight SOFR + 1.195%), 03/12/2032	1,339,000	1,322,453
4.809%, (4.809% to 4-16-31, then SOFR Compounded Index + 1.180%), 04/16/2032	1,201,000	1,191,664
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.892%, (4.892% to 10-22-35, then Overnight SOFR + 1.314%), 10/22/2036	$329,000	$318,620
5.073%, (5.073% to 1-30-36, then Overnight SOFR + 1.184%), 01/30/2037	678,000	663,036
5.296%, (5.296% to 4-10-36, then SOFR Compounded Index + 1.410%), 04/10/2037	596,000	593,039
Morgan Stanley Bank NA 4.788%, (4.788% to 5-10-29, then SOFR Compounded Index + 0.974%), 05/10/2030	463,000	463,457
Morgan Stanley Private Bank NA
4.213%, (4.213% to 2-8-29, then Overnight SOFR + 0.762%), 02/08/2030	1,329,000	1,311,640
4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	2,529,000	2,485,706
4.466%, (4.466% to 7-6-27, then Overnight SOFR + 0.770%), 07/06/2028	807,000	806,122
National Securities Clearing Corp. 4.700%, 06/09/2031 (C)	409,000	408,947
Nippon Life Insurance Company
4.748%, 04/02/2031 (C)	609,000	606,515
5.046%, 04/02/2033 (C)	380,000	380,977
PNC Bank NA 4.429%, (4.429% to 7-21-27, then Overnight SOFR + 0.727%), 07/21/2028	816,000	814,632
Protective Life Corp.
4.700%, 01/15/2031 (C)	539,000	531,331
5.350%, 12/15/2035 (C)	333,000	327,152
RLI Corp. 5.375%, 06/01/2036	334,000	324,142
Sammons Financial Group, Inc. 5.950%, 06/15/2036 (C)(D)	337,000	337,534
Santander Holdings USA, Inc.
5.220%, (5.220% to 6-5-31, then Overnight SOFR + 1.276%), 06/05/2032	516,000	514,717
5.701%, (5.701% to 6-5-36, then Overnight SOFR + 1.596%), 06/05/2037	870,000	869,315
Standard Chartered PLC 5.706%, (5.706% to 3-5-46, then 1 Year CMT + 1.100%), 03/05/2047 (C)	588,000	572,482
Sumitomo Mitsui Financial Group, Inc.
5.138%, (5.138% to 7-7-33, then Overnight SOFR + 1.220%), 07/07/2034 (B)	460,000	458,113
5.296%, (5.296% to 7-7-36, then Overnight SOFR + 1.290%), 07/07/2037 (B)	458,000	451,932
The Bank of New York Mellon Corp.
4.026%, (4.026% to 1-22-29, then Overnight SOFR + 0.634%), 01/22/2030	507,000	499,938
4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	109,000	109,928

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of Nova Scotia
4.578%, (4.578% to 6-5-28, then Overnight SOFR + 0.660%), 06/05/2029	$902,000	$899,303
4.904%, (4.904% to 6-5-31, then Overnight SOFR + 0.970%), 06/05/2032	713,000	711,167
The Charles Schwab Corp. 4.914%, (4.914% to 11-14-35, then Overnight SOFR + 1.230%), 11/14/2036	186,000	181,491
The Goldman Sachs Group, Inc.
4.148%, (4.148% to 1-21-28, then Overnight SOFR + 0.710%), 01/21/2029	2,201,000	2,182,053
4.153%, (4.153% to 10-21-28, then Overnight SOFR + 0.900%), 10/21/2029	1,375,000	1,355,613
4.369%, (4.369% to 10-21-30, then Overnight SOFR + 1.060%), 10/21/2031	924,000	903,706
4.516%, (4.516% to 1-21-31, then Overnight SOFR + 0.960%), 01/21/2032	219,000	214,867
4.939%, (4.939% to 10-21-35, then Overnight SOFR + 1.330%), 10/21/2036	631,000	612,737
4.972%, (4.972% to 6-3-31, then Overnight SOFR + 1.030%), 06/03/2032	1,466,000	1,465,155
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	333,000	334,951
5.065%, (5.065% to 1-21-36, then Overnight SOFR + 1.190%), 01/21/2037	755,000	737,145
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	1,119,000	1,122,796
5.387%, (5.387% to 2-2-36, then 5 Year CMT + 1.180%), 02/02/2041	330,000	321,459
5.425%, (5.425% to 6-3-36, then Overnight SOFR + 1.310%), 06/03/2037	338,000	339,161
5.541%, (5.541% to 1-21-46, then Overnight SOFR + 1.320%), 01/21/2047	225,000	217,628
The PNC Financial Services Group, Inc.
4.075%, (4.075% to 1-26-28, then Overnight SOFR + 0.610%), 01/26/2029	696,000	690,283
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	494,000	491,824
5.373%, (5.373% to 7-21-35, then Overnight SOFR + 1.417%), 07/21/2036	278,000	280,565
5.423%, (5.423% to 1-25-36, then 5 Year CMT + 1.170%), 01/25/2041	207,000	203,365
Truist Financial Corp.
4.597%, (4.597% to 1-27-31, then Overnight SOFR + 0.965%), 01/27/2032	738,000	727,803
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. (continued)
4.680%, (4.680% to 4-23-31, then Overnight SOFR + 1.087%), 04/23/2032 (D)	$564,000	$556,703
5.281%, (5.281% to 4-23-36, then Overnight SOFR + 1.414%), 04/23/2037	564,000	558,542
U.S. Bancorp
4.481%, (4.481% to 1-26-31, then Overnight SOFR + 0.867%), 01/26/2032	810,000	797,911
5.033%, (5.033% to 1-26-36, then Overnight SOFR + 1.101%), 01/26/2037	636,000	626,932
UBS Group AG
4.588%, (4.588% to 8-10-31, then Overnight SOFR + 1.050%), 08/10/2032 (C)	597,000	585,743
5.528%, (5.528% to 5-6-46, then Overnight SOFR + 1.490%), 05/06/2047 (C)	594,000	574,232
Wells Fargo & Company
4.960%, (4.960% to 1-23-36, then Overnight SOFR + 1.100%), 01/23/2037	336,000	328,030
5.433%, (5.433% to 1-23-46, then Overnight SOFR + 1.230%), 01/23/2047	225,000	216,105
		54,460,311
Health care – 2.0%
AbbVie, Inc.
3.200%, 11/21/2029	789,000	755,500
4.050%, 11/21/2039	224,000	197,389
4.250%, 11/21/2049	779,000	635,929
4.400%, 03/15/2033	758,000	741,676
4.450%, 05/14/2046	95,000	81,597
4.800%, 03/15/2027	535,000	536,809
5.050%, 03/15/2034	308,000	311,322
5.200%, 03/15/2035	258,000	262,208
Alcon Finance Corp. 5.375%, 12/06/2032 (C)	576,000	586,490
Amgen, Inc.
4.850%, 02/19/2036	473,000	463,388
5.500%, 02/19/2046	114,000	110,569
5.600%, 03/02/2043	309,000	307,139
5.650%, 02/19/2056	425,000	414,934
AstraZeneca Finance LLC 4.000%, 03/02/2031	445,000	434,304
CVS Health Corp. 5.050%, 03/25/2048	561,000	495,517
Eli Lilly & Company 4.650%, 05/20/2033	270,000	268,517
Gilead Sciences, Inc.
4.000%, 09/01/2036	162,000	148,390
4.600%, 05/20/2031	472,000	470,490
HCA, Inc.
5.250%, 06/15/2049	275,000	247,081
5.900%, 06/01/2053	161,000	156,962
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	304,000	301,079
5.300%, 05/19/2053	110,000	103,628
5.340%, 05/19/2063	111,000	102,117
Pfizer, Inc.
4.200%, 11/15/2030	614,000	606,098
4.875%, 11/15/2035	845,000	835,340

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Roche Holdings, Inc.
4.075%, 12/02/2030 (C)	$503,000	$493,124
4.374%, 12/02/2032 (C)	391,000	383,403
Royalty Pharma PLC
2.200%, 09/02/2030	220,000	198,802
3.300%, 09/02/2040	110,000	85,315
3.550%, 09/02/2050	502,000	350,704
5.200%, 09/25/2035	220,000	217,973
UnitedHealth Group, Inc.
3.050%, 05/15/2041	99,000	74,694
3.250%, 05/15/2051	90,000	60,602
5.500%, 07/15/2044	259,000	253,647
5.625%, 07/15/2054	202,000	197,529
VSP Optical Group, Inc.
5.400%, 06/01/2033 (C)	566,000	567,428
5.650%, 06/01/2036 (C)	540,000	542,550
		13,000,244
Industrials – 3.6%
Caterpillar Financial Services Corp.
4.200%, 05/15/2028	1,125,000	1,121,452
4.375%, 08/16/2029 (D)	242,000	241,596
4.500%, 05/15/2031	415,000	413,037
Crowley Conro LLC 4.181%, 08/15/2043	396,554	366,700
Delta Air Lines, Inc.
4.750%, 10/20/2028 (C)	584,167	583,663
4.950%, 07/10/2028	861,000	864,166
5.250%, 07/10/2030	870,000	879,489
Eaton Capital ULC 4.450%, 05/09/2030	349,000	347,087
Eaton Corp.
3.850%, 03/06/2028	895,000	886,353
3.950%, 03/06/2029	694,000	684,048
4.200%, 03/06/2031 (D)	304,000	297,958
4.500%, 03/06/2033	293,000	286,821
4.800%, 03/06/2036	358,000	351,219
Embraer Netherlands Finance BV
5.400%, 01/09/2038	327,000	315,765
5.980%, 02/11/2035 (D)	343,000	357,876
GE Vernova, Inc. 5.500%, 02/04/2056	425,000	412,264
General Electric Company
4.300%, 07/29/2030	648,000	642,156
4.900%, 01/29/2036	589,000	588,202
Honeywell Aerospace, Inc.
3.900%, 03/16/2028 (C)	1,151,000	1,139,400
4.000%, 03/16/2029 (C)	690,000	680,575
4.300%, 03/16/2031 (C)	1,057,000	1,038,756
4.600%, 03/16/2033 (C)	980,000	961,865
4.950%, 03/16/2036 (C)	670,000	659,770
5.622%, 03/16/2046 (C)	235,000	234,001
5.732%, 03/16/2056 (C)	127,000	126,994
5.852%, 03/16/2066 (C)	48,000	48,364
Howmet Aerospace, Inc.
4.750%, 04/15/2036	284,000	276,344
4.850%, 10/15/2031	287,000	287,979
John Deere Capital Corp.
4.375%, 04/15/2031	312,000	308,788
4.500%, 01/08/2027	532,000	532,856
4.650%, 01/07/2028 (D)	375,000	377,078
4.850%, 06/11/2029	70,000	70,877
5.150%, 09/08/2026 (D)	394,000	394,809
Norfolk Southern Corp. 5.100%, 05/01/2035	370,000	372,015
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Northrop Grumman Corp.
4.650%, 07/15/2030 (D)	$307,000	$307,673
5.250%, 07/15/2035	285,000	289,637
Novartis Capital Corp.
4.600%, 03/18/2033	632,000	626,185
4.600%, 11/05/2035	307,000	299,932
4.900%, 03/18/2036	1,198,000	1,190,589
5.600%, 03/18/2046	133,000	134,287
5.700%, 03/18/2056	106,000	108,015
RTX Corp.
6.100%, 03/15/2034	676,000	725,317
6.400%, 03/15/2054	471,000	516,998
Siemens Funding BV
4.600%, 05/28/2030 (C)	570,000	570,649
5.200%, 05/28/2035 (C)	488,000	496,665
5.800%, 05/28/2055 (C)	348,000	360,044
The Boeing Company
5.805%, 05/01/2050	373,000	368,511
6.858%, 05/01/2054	223,000	250,623
Union Pacific Corp. 5.600%, 12/01/2054 (D)	166,000	164,638
Veralto Corp. 4.850%, 01/15/2032	451,000	450,274
		24,010,360
Information technology – 2.5%
Apple, Inc.
2.375%, 02/08/2041	154,000	108,915
2.650%, 05/11/2050	260,000	159,061
3.950%, 08/08/2052	405,000	312,939
Broadcom, Inc.
4.550%, 02/15/2032	536,000	528,771
4.600%, 07/15/2030	698,000	695,631
4.800%, 10/15/2034	751,000	735,015
4.900%, 07/15/2032	436,000	437,426
5.150%, 11/15/2031	720,000	732,622
5.200%, 07/15/2035	230,000	230,773
5.700%, 01/15/2056	61,000	60,525
Foundry JV Holdco LLC
5.500%, 01/25/2031 (C)	200,000	204,464
6.300%, 01/25/2039 (C)	200,000	212,442
Intel Corp.
2.800%, 08/12/2041	182,000	127,610
3.250%, 11/15/2049	106,000	69,016
4.650%, 06/01/2031	411,000	407,008
5.000%, 08/15/2033	520,000	516,021
5.300%, 05/15/2036	477,000	474,614
5.625%, 02/10/2043	121,000	117,556
5.900%, 02/10/2063	159,000	152,118
6.125%, 05/15/2056	344,000	343,542
6.200%, 05/15/2066	267,000	266,078
NVIDIA Corp.
4.250%, 06/15/2028	785,000	783,391
4.350%, 06/15/2029	691,000	688,918
4.500%, 06/15/2031	758,000	755,316
4.750%, 06/15/2033	670,000	668,083
4.950%, 06/15/2036	785,000	778,117
5.550%, 06/15/2046	383,000	380,155
5.625%, 06/15/2056	383,000	380,168
Oracle Corp.
3.600%, 04/01/2050	621,000	377,638
4.000%, 07/15/2046	251,000	169,300
4.550%, 02/04/2029	299,000	294,758
4.800%, 09/26/2032	342,000	325,417
4.950%, 02/04/2031	496,000	485,600
5.200%, 09/26/2035	226,000	211,583

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
5.350%, 05/04/2033	$256,000	$248,672
5.375%, 09/27/2054	276,000	216,458
5.550%, 02/06/2053	228,000	183,657
5.875%, 09/26/2045	435,000	380,787
6.000%, 08/03/2055	164,000	139,630
6.700%, 02/04/2056	286,000	269,186
6.850%, 02/04/2066	94,000	87,494
Synopsys, Inc.
4.650%, 04/01/2028	323,000	323,347
4.850%, 04/01/2030	462,000	462,773
5.000%, 04/01/2032	369,000	369,647
5.150%, 04/01/2035	325,000	323,143
5.700%, 04/01/2055	260,000	252,144
		16,447,529
Materials – 0.9%
Anglo American Capital PLC
4.625%, 03/19/2031 (C)	553,000	544,873
5.000%, 03/21/2033 (C)	553,000	548,645
5.250%, 03/19/2036 (C)	553,000	547,243
ArcelorMittal SA 5.375%, 05/19/2036	787,000	780,165
Cemex SAB de CV 5.750%, 06/05/2036	450,000	448,425
Eastman Chemical Company 4.500%, 02/20/2031	556,000	545,412
Ecolab, Inc.
5.150%, 06/15/2033	567,000	574,813
5.350%, 06/15/2036	519,000	527,881
Glencore Funding LLC
4.900%, 07/01/2031 (C)	598,000	598,114
5.200%, 07/01/2033 (C)	555,000	555,374
5.508%, 04/01/2036 (C)	407,000	409,394
		6,080,339
Real estate – 1.0%
Agree LP
2.600%, 06/15/2033	90,000	76,812
4.800%, 10/01/2032	198,000	195,678
5.600%, 06/15/2035	323,000	330,501
American Homes 4 Rent LP
3.625%, 04/15/2032	364,000	338,121
4.300%, 04/15/2052	163,000	128,804
4.950%, 06/15/2030	278,000	278,751
5.500%, 07/15/2034	51,000	51,614
Brixmor Operating Partnership LP
2.500%, 08/16/2031	348,000	309,926
4.850%, 02/15/2033	153,000	150,516
5.375%, 06/15/2036	450,000	449,082
Essex Portfolio LP 2.550%, 06/15/2031	188,000	168,841
FIBRA Prologis
5.500%, 11/26/2035 (C)	414,000	401,787
5.625%, 01/14/2038 (C)	421,000	406,307
Kimco Realty OP LLC
4.850%, 03/01/2035	290,000	284,024
5.300%, 02/01/2036	333,000	336,682
Realty Income Corp. 2.850%, 12/15/2032	264,000	234,789
Regency Centers LP
2.950%, 09/15/2029	499,000	474,086
4.500%, 03/15/2033	222,000	215,950
5.000%, 07/15/2032	315,000	316,875
5.250%, 01/15/2034	428,000	433,994
Store Capital LLC
2.700%, 12/01/2031	127,000	111,864
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Store Capital LLC (continued)
2.750%, 11/18/2030	$256,000	$231,271
4.950%, 02/11/2031	334,000	329,760
		6,256,035
Utilities – 3.3%
AEP Transmission Company LLC 5.250%, 06/01/2036	338,000	339,227
American Transmission Systems, Inc. 2.650%, 01/15/2032 (C)	132,000	118,103
Appalachian Power Recovery Funding LLC 4.961%, 10/01/2035	339,000	339,407
Arizona Public Service Company
5.100%, 03/15/2036	615,000	605,005
5.900%, 08/15/2055	368,000	369,110
Baltimore Gas & Electric Company
2.250%, 06/15/2031	282,000	251,442
5.450%, 06/01/2035	179,000	182,097
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	209,000	151,514
4.850%, 04/01/2036	396,000	387,840
4.950%, 08/15/2035	444,000	439,123
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (C)	336,262	341,343
5.672%, 10/20/2035 (C)	512,620	523,164
Chpe LLC
4.875%, 06/30/2031 (C)	395,000	394,231
5.350%, 06/30/2036 (C)	383,000	381,795
Commonwealth Edison Company 5.850%, 06/01/2056	95,000	95,902
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	63,000	41,430
3.700%, 11/15/2059	108,000	74,914
Consumers Energy Company
4.500%, 01/15/2031	554,000	550,092
5.050%, 05/15/2035	409,000	409,697
5.125%, 05/01/2036	572,000	571,595
Dominion Energy, Inc. 5.350%, 06/15/2036	226,000	226,262
DTE Electric Company
2.950%, 03/01/2050	330,000	214,638
3.650%, 03/01/2052	151,000	110,008
Duke Energy Carolinas LLC
2.550%, 04/15/2031	129,000	117,308
2.850%, 03/15/2032	351,000	318,100
3.550%, 03/15/2052	255,000	181,132
4.650%, 06/15/2031	206,000	205,927
5.150%, 06/15/2036	843,000	843,853
Duke Energy Corp. 3.500%, 06/15/2051	175,000	119,333
Duke Energy Florida LLC 2.400%, 12/15/2031	281,000	250,427
Duke Energy Progress LLC
2.500%, 08/15/2050	285,000	165,471
3.700%, 10/15/2046	64,000	48,410
Entergy Arkansas LLC
2.650%, 06/15/2051	254,000	150,069
5.150%, 01/15/2033	314,000	317,385
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (C)	275,000	268,584
4.300%, 01/15/2029 (C)	332,000	329,090
4.550%, 03/15/2031 (C)	613,000	608,982

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Pennsylvania Electric Company (continued)
5.200%, 04/01/2028 (C)	$217,000	$219,129
Hydro One, Inc. 4.750%, 05/30/2031	1,019,000	1,020,937
Jersey Central Power & Light Company
2.750%, 03/01/2032 (C)	310,000	277,317
4.150%, 01/15/2029	299,000	295,333
4.400%, 01/15/2031	499,000	490,754
5.100%, 01/15/2035	251,000	250,808
MidAmerican Energy Company 2.700%, 08/01/2052	245,000	150,022
Mississippi Power Company
3.100%, 07/30/2051	338,000	220,546
4.250%, 03/15/2042	144,000	122,322
Northern States Power Company 5.650%, 06/15/2054	185,000	182,500
Ohio Edison Company 4.950%, 12/15/2029 (C)	278,000	280,018
Oncor Electric Delivery Company LLC
4.500%, 03/15/2031 (C)	717,000	709,845
5.800%, 04/01/2055	303,000	303,549
5.900%, 03/15/2056 (C)	396,000	402,257
Pacific Gas & Electric Company
3.500%, 08/01/2050	107,000	71,382
3.950%, 12/01/2047	618,000	452,760
4.200%, 06/01/2041	164,000	134,304
4.950%, 07/01/2050	1,121,000	935,925
5.050%, 10/15/2032	467,000	464,143
PECO Energy Company 2.850%, 09/15/2051	341,000	211,863
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.750%, 02/03/2031 (C)	699,000	681,302
5.450%, 02/03/2036 (C)	230,000	219,834
Public Service Company of Oklahoma 3.150%, 08/15/2051	191,000	123,979
Public Service Electric & Gas Company
1.900%, 08/15/2031	485,000	424,191
2.050%, 08/01/2050	78,000	41,612
2.700%, 05/01/2050	132,000	81,797
Southern California Edison Company 4.125%, 03/01/2048	32,000	24,084
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	402,000	405,288
Virginia Electric & Power Company
2.950%, 11/15/2051	282,000	176,585
4.950%, 03/15/2036	873,000	854,479
Wisconsin Electric Power Company 4.150%, 10/15/2030	402,000	394,309
		21,665,184
TOTAL CORPORATE BONDS (Cost $186,353,102)		$183,175,224
MUNICIPAL BONDS – 0.1%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	175,000	107,763
North Texas Tollway Authority 6.718%, 01/01/2049	274,000	299,907
Core Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Ohio State University 4.800%, 06/01/2111	$33,000	$27,401
Port Authority of New York & New Jersey 4.458%, 10/01/2062	521,000	441,962
TOTAL MUNICIPAL BONDS (Cost $1,184,294)		$877,033
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.9%
Commercial and residential – 1.9%
Angel Oak Mortgage Trust LLC Series 2021-6, Class A1 1.458%, 09/25/2066 (C)(E)	349,095	292,587
BANK Series 2022-BNK44, Class A5 5.934%, 11/15/2055 (E)	302,000	312,927
BANK5
Series 2026-5YR21, Class A3, 5.525%, 04/15/2059	299,000	306,203
Series 2026-5YR22, Class A3, 5.713%, 06/15/2059 (E)	964,000	994,191
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	89,126	88,725
Series 2021-C12, Class A5, 2.689%, 11/15/2054	201,000	178,156
Series 2022-C17, Class A5, 4.441%, 09/15/2055	256,000	247,900
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	502,000	516,687
Series 2025-5C37, Class A3, 5.015%, 09/15/2058	126,000	126,598
Series 2026-5C42, Class A3, 5.598%, 06/15/2059	426,000	438,055
Benchmark Mortgage Trust
Series 2021-B25, Class A4, 2.268%, 04/15/2054	250,000	227,352
Series 2026-V21, Class A3, 5.127%, 03/15/2059	520,000	523,957
Series 2026-V22, Class A3, 5.468%, 05/15/2059	641,000	654,897
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	75,782	74,434
BX Trust
Series 2025-VLT7, Class A (1 month CME Term SOFR + 1.700%), 5.325%, 07/15/2044 (A)(C)	479,000	479,000
Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%), 5.325%, 12/15/2044 (A)(C)	885,000	885,830
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (C)(E)	435,271	371,581
Series 2021-4, Class A1, 1.397%, 10/25/2066 (C)(E)	483,197	410,236
CSAIL Commercial Mortgage Trust Series 2019-C16, Class ASB 3.142%, 06/15/2052	220,419	216,442
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	995,000	888,879
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	92,180	91,876

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(E)	$167,121	$147,879
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	372,479	336,024
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	46,317	44,987
Series 2021-4, Class A1, 1.162%, 08/25/2056 (C)(E)	379,171	337,171
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.068%, 02/15/2042 (A)(C)	749,000	744,319
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	170,530	154,817
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(E)	311,484	281,669
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	276,309	243,064
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(E)	382,652	323,573
Series 2021-8, Class A1, 2.824%, 11/25/2066 (C)(E)	412,470	375,853
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	50,167	48,803
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(E)	98,437	94,868
Wells Fargo Commercial Mortgage Trust Series 2026-5C10, Class A3 5.789%, 06/15/2059	788,000	812,373
		12,271,913
U.S. Government Agency – 8.0%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	687,376	624,585
Series 326, Class F2 (30 day Average SOFR + 0.664%), 4.257%, 03/15/2044 (A)	254,663	253,614
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.207%, 07/15/2040 (A)	162,104	161,340
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.207%, 09/15/2041 (A)	159,619	158,734
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.157%, 11/15/2041 (A)	143,738	142,700
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.197%, 12/15/2041 (A)	131,911	131,316
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.157%, 01/15/2042 (A)	163,215	162,201
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.157%, 06/15/2042 (A)	197,486	195,954
Series 4091, Class BX, 3.250%, 10/15/2041	336,379	314,446
Series 4091, Class EX, 3.375%, 07/15/2042	204,805	190,904
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.107%, 08/15/2042 (A)	$194,661	$192,570
Series 4091, Class MX, 3.250%, 02/15/2042	251,897	233,766
Series 4117, Class HB, 2.500%, 10/15/2042	227,508	202,826
Series 4160, Class HP, 2.500%, 01/15/2033	172,081	164,067
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.057%, 03/15/2043 (A)	115,449	113,949
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.207%, 08/15/2043 (A)	611,148	606,424
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.107%, 12/15/2043 (A)	88,212	87,568
Series 4290, Class LF (30 day Average SOFR + 0.514%), 4.107%, 07/15/2035 (A)	186,791	185,660
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.057%, 02/15/2044 (A)	163,073	160,970
Series 4427, Class CE, 3.000%, 02/15/2034	25,969	25,794
Series 4446, Class CP, 2.250%, 03/15/2045	282,070	251,246
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.057%, 06/15/2046 (A)	254,785	253,325
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.107%, 08/15/2046 (A)	532,237	528,047
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.107%, 06/15/2041 (A)	2,027,860	2,009,814
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.107%, 10/15/2046 (A)	283,363	281,300
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.007%, 08/15/2047 (A)	212,159	209,484
Series 4719, Class LA, 3.500%, 09/15/2047	302,056	279,880
Series 4719, Class LM, 3.000%, 09/15/2047	232,480	208,741
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.007%, 09/15/2048 (A)	208,067	203,888
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.007%, 01/15/2049 (A)	531,104	525,752
Series 4857, Class JA, 3.350%, 01/15/2049	833,243	794,838
Series 4880, Class DA, 3.000%, 05/15/2050	487,924	447,015
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.142%, 08/25/2049 (A)	179,883	177,294
Series 4927, Class BG, 3.000%, 11/25/2049	401,449	367,330

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4937, Class MD, 2.500%, 10/25/2049	$398,597	$350,676
Series 4940, Class AG, 3.000%, 05/15/2040	241,920	228,299
Series 4944, Class AC, 2.400%, 05/15/2044	693,816	616,436
Series 4951, Class EA, 2.500%, 09/15/2044	256,628	226,766
Series 4954, Class LB, 2.500%, 02/25/2050	241,384	210,418
Series 4957, Class MY, 3.000%, 02/25/2050	317,000	265,589
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.092%, 07/25/2050 (A)	299,868	296,840
Series 5020, Class ET, 3.500%, 10/25/2050	370,845	339,154
Series 5091, Class AB, 1.500%, 03/25/2051	704,075	569,994
Series 5092, Class HE, 2.000%, 02/25/2051	436,773	365,724
Series 5118, Class CA, 1.500%, 10/15/2033	388,068	358,348
Series 5202, Class TA, 2.500%, 12/25/2048	708,311	643,657
Series 5217, Class CD, 2.500%, 07/25/2049	385,796	357,842
Series 5228, Class TN, 3.500%, 07/25/2039	269,395	257,233
Series 5335, Class FB (30 day Average SOFR + 0.814%), 4.407%, 10/15/2039 (A)	694,175	698,105
Series 5396, Class HF (30 day Average SOFR + 0.950%), 4.578%, 04/25/2054 (A)	914,848	919,547
Series 5410, Class JY, 3.000%, 03/15/2044	484,000	415,998
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.107%, 01/15/2044 (A)	323,628	319,964
Series 5452, Class KY, 3.000%, 03/15/2044	519,000	450,529
Series 5529, Class HA, 3.000%, 03/15/2043	254,682	240,183
Federal National Mortgage Association
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.152%, 09/25/2040 (A)	146,513	145,461
Series 2011-111, Class DB, 4.000%, 11/25/2041	345,544	331,738
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.192%, 11/25/2041 (A)	131,060	130,084
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.192%, 11/25/2041 (A)	308,271	306,092
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.192%, 12/25/2041 (A)	141,824	140,737
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.242%, 01/25/2042 (A)	161,580	160,782
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.182%, 06/25/2041 (A)	$110,919	$110,351
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.242%, 02/25/2042 (A)	140,481	139,738
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.242%, 05/25/2042 (A)	190,998	189,959
Series 2013-11, Class AP, 1.500%, 01/25/2043	563,856	515,139
Series 2014-25, Class EL, 3.000%, 05/25/2044	321,084	291,508
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.142%, 11/25/2044 (A)	161,203	159,247
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.042%, 05/25/2045 (A)	298,769	292,674
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.042%, 07/25/2045 (A)	351,418	344,460
Series 2015-72, Class GL, 3.000%, 10/25/2045	249,000	217,916
Series 2015-8, Class AP, 2.000%, 03/25/2045	537,473	479,683
Series 2015-84, Class PA, 1.700%, 08/25/2033	324,564	305,049
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.092%, 03/25/2046 (A)	145,296	143,981
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.142%, 04/25/2046 (A)	874,485	869,447
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.142%, 04/25/2046 (A)	389,333	386,195
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.142%, 04/25/2046 (A)	340,973	338,177
Series 2016-48, Class MA, 2.000%, 06/25/2038	755,143	703,454
Series 2016-64, Class BC, 1.750%, 09/25/2046	335,213	312,219
Series 2016-64, Class PE, 2.500%, 09/25/2046	281,000	216,690
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.142%, 10/25/2046 (A)	306,946	304,685
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.142%, 10/25/2046 (A)	226,558	225,114
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.142%, 03/25/2044 (A)	142,494	141,219
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.142%, 11/25/2046 (A)	232,792	231,180
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.142%, 11/25/2046 (A)	508,402	505,217

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.142%, 11/25/2046 (A)	$478,328	$474,676
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.142%, 11/25/2046 (A)	230,834	229,004
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.142%, 11/25/2046 (A)	590,503	585,700
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.142%, 12/25/2046 (A)	202,435	201,374
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.142%, 03/25/2047 (A)	89,376	88,800
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 3.992%, 01/25/2048 (A)	91,087	89,994
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.142%, 03/25/2047 (A)	229,998	228,482
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.142%, 04/25/2047 (A)	264,669	262,770
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.092%, 04/25/2047 (A)	569,056	564,967
Series 2017-35, Class MC, 2.625%, 12/25/2044	164,959	160,090
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 3.992%, 10/25/2047 (A)	195,173	193,821
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.142%, 03/25/2047 (A)	283,346	281,334
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.142%, 03/25/2047 (A)	202,322	200,883
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.142%, 03/25/2047 (A)	106,855	106,123
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.042%, 12/25/2047 (A)	369,196	364,741
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 3.992%, 02/25/2048 (A)	116,914	115,657
Series 2018-14, Class KC, 3.000%, 03/25/2048	544,175	515,131
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 3.992%, 06/25/2048 (A)	466,641	462,264
Series 2018-38, Class MA, 3.300%, 06/25/2048	437,590	415,141
Series 2018-45, Class TM, 3.000%, 06/25/2048	360,556	322,269
Series 2018-55, Class GA, 3.375%, 08/25/2048	334,388	318,105
Series 2018-64, Class A, 3.000%, 09/25/2048	337,063	298,949
Series 2018-85, Class EA, 3.500%, 12/25/2048	243,135	233,641
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-25, Class PA, 3.000%, 05/25/2048	$547,527	$506,806
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.142%, 08/25/2049 (A)	348,925	343,842
Series 2020-34, Class AG, 2.000%, 06/25/2035	614,365	581,405
Series 2020-48, Class AB, 2.000%, 07/25/2050	300,745	249,368
Series 2020-59, Class NC, 3.000%, 08/25/2040	394,393	365,381
Series 2021-40, Class DW, 2.000%, 06/25/2041	88,742	78,437
Series 2021-78, Class ND, 1.500%, 11/25/2051	712,175	576,726
Series 2022-6, Class CB, 2.125%, 02/25/2052	207,000	123,266
Series 2022-62, Class KA, 3.250%, 09/25/2052	266,414	247,662
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.142%, 01/25/2050 (A)	732,558	722,936
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 4.292%, 06/25/2040 (A)	534,953	534,350
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 4.477%, 10/25/2039 (A)	164,236	163,791
Series 2025-67, Class BY, 2.500%, 01/25/2057	303,000	208,216
Series 2025-95, Class FC (30 day Average SOFR + 0.700%), 4.328%, 09/25/2052 (A)	1,144,865	1,145,277
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	329,393	323,408
Series 2013-152, Class HA, 2.500%, 06/20/2043	383,566	352,933
Series 2014-133, Class BP, 2.250%, 09/20/2044	301,201	268,884
Series 2014-181, Class L, 3.000%, 12/20/2044	276,882	248,969
Series 2015-144, Class CA, 2.500%, 10/20/2045	424,529	371,745
Series 2016-93, Class AB, 1.750%, 07/20/2044	582,480	489,308
Series 2017-139, Class GA, 3.000%, 09/20/2047	997,224	895,586
Series 2019-158, Class PG, 2.250%, 12/20/2049	284,464	239,162
Series 2019-158, Class PK, 1.750%, 12/20/2049	355,505	289,562
Series 2019-158, Class PL, 1.500%, 12/20/2049	661,433	529,861
Series 2019-78, Class PT, 2.500%, 08/20/2044	267,907	238,790
Series 2019-96, Class DE, 2.350%, 08/20/2049	208,418	177,308
Series 2020-112, Class AB, 1.500%, 08/20/2050	557,524	445,400

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-17, Class AP, 2.250%, 01/20/2050	$260,129	$223,658
Series 2020-17, Class PD, 2.250%, 01/20/2050	274,843	233,106
Series 2020-21, Class GV, 2.250%, 10/20/2049	242,399	210,058
Series 2020-31, Class E, 2.000%, 09/20/2049	628,637	539,263
Series 2020-63, Class UD, 1.750%, 04/20/2050	270,325	220,531
Series 2020-95, Class A, 1.625%, 07/20/2050	966,145	780,662
Series 2021-27, Class CW, 5.000%, 02/20/2051 (E)	511,232	500,892
Series 2021-27, Class Q, 5.000%, 02/20/2051	362,677	355,192
Series 2022-153, Class KA, 4.000%, 12/20/2049	376,756	366,052
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 4.309%, 11/20/2052 (A)	1,552,117	1,546,510
Series 2022-34, Class DN, 3.500%, 09/20/2041	771,845	730,890
Series 2022-46, Class LY, 3.000%, 03/20/2052	202,000	167,505
Series 2022-66, Class Y, 3.500%, 04/20/2052	247,000	204,588
Series 2022-78, Class HW, 2.500%, 04/20/2052	349,000	278,233
Series 2024-110, Class JL, 3.000%, 10/20/2049	540,000	464,795
Series 2024-45, Class BD, 2.000%, 03/20/2054	311,267	285,890
Series 2025-7, Class EL, 2.500%, 01/20/2055	233,000	165,830
Series 2025-89, Class GT, 3.000%, 05/20/2055	484,230	432,062
		52,754,852
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,096,519)		$65,026,765
ASSET-BACKED SECURITIES – 5.7%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 10/16/2028	148,138	148,196
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class A3 5.810%, 05/18/2028	171,800	172,329
Series 2026-1, Class A3 4.150%, 11/18/2032 (C)	846,000	841,028
AutoNation Finance Trust Series 2025-1A, Class A3 4.620%, 11/13/2029 (C)	518,000	519,121
Avis Budget Rental Car Funding LLC Series 2026-4A, Class A 5.090%, 12/20/2032 (C)	487,000	487,419
Barings Equipment Finance LLC Series 2026-A, Class A3 4.080%, 07/13/2033 (C)	328,000	324,090
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2025-3, Class A3 4.350%, 07/15/2030	$588,000	$588,057
Series 2025-3, Class A4 4.470%, 01/15/2031	494,000	493,817
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (C)	178,340	178,259
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 5.413%, 11/26/2046 (A)(C)	146,009	147,488
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	111,802	109,043
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	212,125	202,581
Ford Credit Auto Owner Trust
Series 2025-2, Class A (4.370% to 8-15-30, then 8.750% thereafter) 4.370%, 02/15/2038 (C)	219,000	217,003
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) 4.320%, 08/15/2038 (C)	1,709,000	1,689,521
Ford Credit Floorplan Master Owner Trust Series 2026-1, Class A 4.420%, 05/15/2031	1,083,000	1,080,287
GM Financial Automobile Leasing Trust Series 2026-2, Class A3 4.300%, 03/20/2029	287,000	286,586
GM Financial Consumer Automobile Receivables Trust Series 2025-4, Class A3 3.840%, 02/18/2031	418,000	413,816
GM Financial Revolving Receivables Trust Series 2025-1, Class A 4.640%, 12/11/2037 (C)	347,000	347,861
GMF Floorplan Owner Revolving Trust
Series 2026-1A, Class A1 4.570%, 05/15/2031 (C)	608,000	608,093
Series 2026-2A, Class A 4.770%, 05/16/2033 (C)	1,325,000	1,333,291
Hyundai Auto Lease Securitization Trust Series 2026-B, Class A3 4.210%, 04/16/2029 (C)	433,000	431,316
Hyundai Auto Receivables Trust
Series 2023-A, Class A4 4.480%, 07/17/2028	331,864	332,079
Series 2023-B, Class A3 5.480%, 04/17/2028	82,881	83,164
Series 2026-B, Class A4 4.600%, 02/17/2032	732,000	733,713
Mercedes-Benz Auto Receivables Trust
Series 2025-1, Class A3 4.780%, 12/17/2029	594,000	596,603
Series 2026-1, Class A4 4.470%, 10/15/2032	804,000	803,550
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	155,910	154,929
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	60,768	60,286
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	458,694	447,401

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	$231,479	$223,446
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	44,828	41,847
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	171,305	160,475
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	120,160	109,152
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	430,218	390,087
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	745,848	664,733
Series 2021-GA, Class A 1.580%, 04/15/2070 (C)	122,233	109,621
Series 2022-A, Class A 2.230%, 07/15/2070 (C)	1,242,422	1,134,978
Navient Refinance Loan Trust
Series 2025-C, Class A 4.800%, 10/15/2055 (C)	557,277	554,418
Series 2026-A, Class A 4.500%, 01/18/2056 (C)	1,378,890	1,359,265
Series 2026-B, Class A 5.070%, 06/15/2056 (C)	1,202,000	1,201,703
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (C)	551,980	476,767
Nelnet Student Loan Trust Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.040%, 10/25/2033 (A)	728,535	724,050
Nissan Auto Lease Trust Series 2026-A, Class A3 3.870%, 03/15/2029	353,000	349,994
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3 5.630%, 01/16/2029	66,247	66,311
Series 2025-2, Class A3 4.670%, 08/15/2029	661,000	661,925
Series 2025-3, Class A3 4.380%, 01/15/2030	799,000	799,395
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (C)	39,916	39,953
Series 2024-A, Class A4 5.210%, 04/16/2029 (C)	175,000	175,500
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (C)	409,516	410,671
Series 2024-1A, Class A4 4.940%, 01/21/2031 (C)	153,000	153,952
Series 2024-2A, Class A3 5.330%, 11/20/2029 (C)	358,765	360,952
Series 2025-2A, Class A4 4.580%, 05/20/2031 (C)	484,000	484,208
Series 2026-1A, Class A3 3.960%, 07/21/2031 (C)	847,000	836,103
Series 2026-2A, Class A4 4.690%, 05/20/2033 (C)	320,000	321,462
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	668,110	612,916
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.140%, 02/15/2047 (C)	385,911	336,733
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC Series 2026-A1, Class A 4.180%, 03/15/2032	$441,000	$437,305
Toyota Auto Loan Extended Note Trust
Series 2024-1A, Class A 5.160%, 11/25/2036 (C)	1,632,000	1,659,857
Series 2026-1A, Class A 4.580%, 04/25/2039 (C)	1,657,000	1,655,176
Toyota Lease Owner Trust Series 2026-A, Class A3 3.820%, 02/20/2029 (C)	420,000	416,474
USB Auto Owner Trust
Series 2025-1A, Class A3 4.490%, 06/17/2030 (C)	590,000	590,687
Series 2025-1A, Class A4 4.620%, 12/16/2030 (C)	176,000	176,252
Verizon Master Trust
Series 2024-7, Class A 4.350%, 08/20/2032 (C)	399,000	396,796
Series 2025-2, Class A 4.940%, 01/20/2033 (C)	1,557,000	1,576,158
Series 2025-4, Class A 4.760%, 03/21/2033 (C)	988,000	995,971
Series 2026-2, Class A1A 4.510%, 06/21/2032	1,706,000	1,707,688
World Omni Auto Receivables Trust Series 2026-B, Class A3 4.370%, 06/16/2031	1,147,000	1,144,736
Yamaha Motor Master Trust II Series 2026-A, Class A1 4.430%, 04/15/2031 (C)	555,000	551,405
TOTAL ASSET-BACKED SECURITIES (Cost $38,435,474)		$37,900,049
SHORT-TERM INVESTMENTS – 1.9%
Short-term funds – 1.9%
John Hancock Collateral Trust, 3.6026% (F)(G)	389,692	3,896,687
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (F)	8,762,706	8,762,706
TOTAL SHORT-TERM INVESTMENTS (Cost $12,659,458)		$12,659,393
Total Investments (Core Bond Trust) (Cost $690,499,873) – 103.4%		$683,039,903
Other assets and liabilities, net – (3.4%)		(22,477,416)
TOTAL NET ASSETS – 100.0%		$660,562,487
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $67,835,923 or 10.3% of the fund's net assets as of 6-30-26.
(D)	All or a portion of this security is on loan as of 6-30-26.

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-26.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value
CORPORATE BONDS – 94.8%
Communication services – 19.5%
Altice Financing SA
5.750%, 08/15/2029 (A)	$468,000	$327,247
9.625%, 07/15/2027 (A)(B)	607,000	465,970
Altice France Lux 3 10.000%, 01/15/2033 (A)	119,600	117,636
Altice France SA
6.875%, 07/15/2032 (A)	337,002	326,782
9.500%, 11/01/2029 (A)	333,930	338,978
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)	209,000	194,131
ANGI Group LLC 3.875%, 08/15/2028 (A)(B)	366,000	309,270
APLD ComputeCo 2 LLC 6.750%, 03/15/2031 (A)	182,000	182,654
APLD ComputeCo 3 LLC 7.000%, 06/15/2031 (A)	182,000	181,627
APLD ComputeCo LLC 9.250%, 12/15/2030 (A)	293,000	316,084
Arches Buyer, Inc. 6.125%, 12/01/2028 (A)	43,000	42,355
Black Pearl Compute LLC 6.125%, 02/15/2031 (A)	174,000	176,230
Cars.com, Inc. 6.375%, 11/01/2028 (A)	135,000	133,901
CCO Holdings LLC
4.250%, 02/01/2031 (A)	476,000	428,677
4.500%, 08/15/2030 (A)	991,000	921,177
5.375%, 06/01/2029 (A)	912,000	892,179
6.375%, 09/01/2029 (A)	634,000	633,360
7.000%, 02/01/2033 (A)	508,000	498,188
7.375%, 03/01/2031 (A)(B)	854,000	856,056
7.375%, 02/01/2036 (A)(B)	241,000	236,345
Cinemark USA, Inc. 7.000%, 08/01/2032 (A)(B)	125,000	128,957
Cipher Compute LLC 7.125%, 11/15/2030 (A)	125,000	129,940
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/2031 (A)	173,000	179,141
7.500%, 06/01/2029 (A)	91,000	91,047
7.750%, 04/15/2028 (A)	87,000	87,140
Connect Finco SARL 9.000%, 09/15/2029 (A)	199,000	209,397
Connect Holding II LLC 10.500%, 04/03/2031 (A)	87,000	87,154
CSC Holdings LLC
4.625%, 12/01/2030 (A)	200,000	46,500
6.500%, 02/01/2029 (A)	633,000	378,653
CSC Holdings LLC 11.750%, 01/31/2029 (A)	560,000	344,469
DIRECTV Financing LLC
9.250%, 06/01/2032 (A)	181,000	183,904
10.000%, 02/15/2031 (A)	782,000	811,485
Discovery Global Holdings, Inc. 4.279%, 03/15/2032 (B)	1,572,000	1,410,634
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
DISH DBS Corp.
5.125%, 06/01/2029	$227,000	$204,278
5.750%, 12/01/2028 (A)(B)	228,000	220,875
DISH Network Corp. 11.750%, 11/15/2027 (A)	421,000	432,599
Edged Compute LLC 7.500%, 04/30/2031 (A)	426,000	415,193
ELK Grove Village Property LLC 7.500%, 06/15/2031 (A)	32,000	32,216
FiberCop SpA
6.375%, 11/15/2033 (A)	60,000	60,035
7.200%, 07/18/2036 (A)	60,000	61,527
GCI LLC 4.750%, 10/15/2028 (A)	613,000	584,137
Gray Media, Inc.
4.750%, 10/15/2030 (A)	153,000	109,904
5.375%, 11/15/2031 (A)	87,000	58,372
7.250%, 08/15/2033 (A)	174,000	171,330
9.625%, 07/15/2032 (A)	79,000	76,247
10.500%, 07/15/2029 (A)	188,000	198,451
iHeartCommunications, Inc. 10.875%, 05/01/2030 (A)(B)	164,557	142,671
Iliad Holding SAS 7.000%, 04/15/2032 (A)	338,000	344,475
Level 3 Financing, Inc.
3.750%, 07/15/2029 (A)	8,000	7,720
6.875%, 06/30/2033 (A)	1,039,000	1,067,469
7.000%, 03/31/2034 (A)	682,000	703,236
7.500%, 02/15/2037 (A)	180,000	184,748
8.500%, 01/15/2036 (A)	153,000	164,297
Light & Wonder International, Inc. 6.250%, 10/01/2033 (A)	558,000	554,976
Match Group Holdings II LLC
5.625%, 02/15/2029 (A)	618,000	616,025
6.125%, 09/15/2033 (A)	508,000	501,997
McClatchy Media Company LLC 11.000%, (11.000% Cash or 12.500% PIK), 12/01/2031 (A)	1,832,510	2,116,543
McGraw-Hill Education, Inc. 8.000%, 08/01/2029 (A)	56,000	56,110
Meridian Arc Holdco LLC 6.250%, 04/30/2031 (A)	840,000	841,882
Neptune Bidco US, Inc.
9.290%, 04/15/2029 (A)	185,000	188,667
9.500%, 02/15/2033 (A)	98,000	99,084
10.375%, 05/15/2031 (A)(B)	411,000	425,967
Nexstar Media, Inc.
6.500%, 09/15/2033 (A)	392,000	391,891
7.250%, 04/15/2034 (A)(B)	196,000	195,506
Oak-Eagle Acquireco, Inc.
7.250%, 07/01/2033 (A)	324,000	338,940
8.750%, 07/01/2034 (A)	196,000	208,019
Paramount Global
3.375%, 02/15/2028	118,000	114,860
3.700%, 06/01/2028	114,000	110,560
4.200%, 06/01/2029	115,000	110,327
4.200%, 05/19/2032	230,000	199,573
4.950%, 01/15/2031	286,000	265,848
5.500%, 05/15/2033	99,000	88,048
6.875%, 04/30/2036 (B)	255,000	239,196
7.875%, 07/30/2030	190,000	199,550
Photo Holdings LLC 12.000%, 07/01/2031 (A)	117,000	120,561
Playtika Holding Corp. 4.250%, 03/15/2029 (A)(B)	779,000	697,205

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
PR RNO Property Owner 1 LLC 6.500%, 05/01/2031 (A)	$541,000	$540,219
Roblox Corp. 3.875%, 05/01/2030 (A)	501,000	473,457
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (A)(B)	115,000	68,690
SE Cosmos LLC 8.875%, 05/01/2031 (A)	252,000	259,074
Sinclair Television Group, Inc.
5.500%, 03/01/2030 (A)(B)	47,000	40,890
9.750%, 02/15/2033 (A)(B)	42,000	46,620
Sirius XM Radio LLC
4.000%, 07/15/2028 (A)	772,000	751,761
5.500%, 07/01/2029 (A)	646,000	644,519
Snap, Inc. 6.875%, 03/01/2033 (A)	498,000	485,417
SoftBank Group Corp. 6.875%, (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%), 07/19/2027 (C)	428,000	426,547
Space Exploration Technologies Corp. 5.350%, 07/15/2031 (A)	909,000	906,632
Stagwell Global LLC 5.625%, 08/15/2029 (A)	645,000	622,116
SV RNO Property Owner 1 LLC 5.875%, 03/01/2031 (A)	529,000	521,374
The EW Scripps Company 9.875%, 08/15/2030 (A)	68,000	59,519
Uniti Services LLC 7.500%, 10/15/2033 (A)	280,000	294,666
Univision Communications, Inc.
8.500%, 07/31/2031 (A)	712,000	715,081
8.875%, 04/15/2033 (A)	186,000	183,103
9.375%, 08/01/2032 (A)	185,000	187,967
Versant Media Group, Inc. 7.250%, 01/30/2031 (A)(B)	81,000	83,800
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)	430,000	326,962
Virgin Media O2 Vendor Financing Notes VI DAC 8.500%, 03/15/2033 (A)	200,000	160,705
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	652,000	618,848
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	125,000	109,397
7.500%, 01/15/2033 (A)	96,000	91,854
Windstream Services LLC 8.250%, 10/01/2031 (A)	338,000	356,440
Zayo Group Holdings, Inc. 9.000%, (7.125% Cash and 1.875% PIK), 09/09/2030 (A)	77,737	76,783
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)(B)	697,000	540,314
		35,181,138
Consumer discretionary – 13.9%
A&K Travel Group Holdings, Ltd. 7.500%, 05/15/2033 (A)	200,000	201,902
Affinity Interactive 6.875%, 12/15/2027 (A)	669,000	376,775
American Axle & Manufacturing, Inc.
6.375%, 10/15/2032 (A)	69,000	68,757
7.750%, 10/15/2033 (A)	278,000	274,627
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
ARKO Corp. 5.125%, 11/15/2029 (A)	$39,000	$36,075
Asbury Automotive Group, Inc. 5.000%, 02/15/2032 (A)	534,000	510,760
Beach Acquisition Bidco LLC 10.000%, (10.000% Cash or 10.750% PIK), 07/15/2033 (A)	299,349	339,924
Boyd Gaming Corp. 4.750%, 06/15/2031 (A)	389,000	375,631
Caesars Entertainment, Inc.
6.500%, 02/15/2032 (A)	1,281,000	1,249,578
7.000%, 02/15/2030 (A)	983,000	988,658
Carnival Corp., Ltd. 5.875%, 06/15/2031 (A)	546,000	555,833
Carvana Company
9.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (A)	125,480	129,724
9.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (A)	174,278	192,334
Champions Financing, Inc. 8.750%, 02/15/2029 (A)(B)	54,000	52,519
Choice Hotels International, Inc. 5.850%, 08/01/2034 (B)	425,000	431,819
Clarios Global LP
6.750%, 05/15/2028 (A)	445,000	451,515
6.750%, 09/15/2032 (A)	137,000	139,916
Dealer Tire Financial LLC 10.375%, 10/01/2031 (A)	74,000	73,736
Dealer Tire LLC 8.000%, 02/01/2028 (A)	43,000	42,947
Fertitta Entertainment LLC 6.750%, 01/15/2030 (A)(B)	97,000	95,128
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(D)	3,600,425	360
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	543,000	530,783
Gaia Purchaser, Inc. 7.625%, 07/15/2033 (A)	74,000	74,849
Gee Automotive Holdings LLC 7.250%, 03/01/2031 (A)	70,000	70,926
Graham Holdings Company 5.625%, 12/01/2033 (A)	175,000	173,527
Hilton Grand Vacations Borrower LLC
4.875%, 07/01/2031 (A)	122,000	114,673
6.625%, 01/15/2032 (A)	755,000	766,220
IHO Verwaltungs GmbH 8.000%, (8.000% Cash or 8.750% PIK), 11/15/2032 (A)	78,000	81,064
Installed Building Products, Inc. 5.625%, 02/01/2034 (A)	49,000	48,637
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (A)	260,000	254,800
KB Home
4.000%, 06/15/2031	603,000	564,057
7.250%, 07/15/2030	286,000	291,540
Kohl's Corp.
5.125%, 05/01/2031	240,000	214,551
10.000%, 06/01/2030 (A)	476,000	514,837
Liberty Interactive LLC 8.250%, 02/01/2030 (D)	1,088,000	55,597
Lindblad Expeditions LLC 7.000%, 09/15/2030 (A)	186,000	192,313
Lithia Motors, Inc.
3.875%, 06/01/2029 (A)	545,000	522,022
4.375%, 01/15/2031 (A)	196,000	185,817

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Macy's Retail Holdings LLC 7.375%, 08/01/2033 (A)(B)	$373,000	$391,622
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (A)	47,000	39,412
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (A)	575,000	554,853
Mavis Tire Express Services Topco Corp. 6.500%, 05/15/2029 (A)	63,000	62,732
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (A)	350,000	340,708
New Red Finance, Inc. 3.875%, 01/15/2028 (A)	560,000	549,475
Newell Brands, Inc.
6.375%, 09/15/2027	709,000	714,137
8.500%, 06/01/2028 (A)	917,000	958,052
Nissan Motor Acceptance Company LLC
5.625%, 09/29/2028 (A)	351,000	350,195
7.050%, 09/15/2028 (A)	445,000	455,924
Nissan Motor Company, Ltd.
7.500%, 07/17/2030 (A)	431,000	444,221
7.750%, 07/17/2032 (A)	205,000	212,473
Nordstrom, Inc. 4.250%, 08/01/2031 (B)	521,000	489,229
Petco Health & Wellness Company, Inc. 8.250%, 02/01/2031 (A)	72,000	72,563
PetSmart LLC
7.500%, 09/15/2032 (A)	229,000	229,050
10.000%, 09/15/2033 (A)	273,000	273,435
QVC, Inc. 6.875%, 04/15/2029 (A)(D)	534,000	258,990
Rakuten Group, Inc.
6.250%, (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%), 04/22/2031 (A)(B)(C)	244,000	230,935
8.125%, (8.125% to 12-15-29, then 5 Year CMT + 4.250%), 12/15/2029 (A)(C)	220,000	225,806
Resorts World Las Vegas LLC 8.450%, 07/27/2030 (A)	600,000	592,549
Sabre GLBL, Inc.
10.750%, 11/15/2029 (A)	207,000	198,890
10.750%, 03/15/2030 (A)	328,000	312,912
11.125%, 07/15/2030 (A)	452,000	433,576
Scientific Games Holdings LP 6.625%, 03/01/2030 (A)	71,000	60,682
Shutterfly Finance LLC 8.500%, (8.500% Cash or 4.250% PIK), 10/01/2027 (A)	69,000	69,000
Six Flags Entertainment Corp. 8.625%, 01/15/2032 (A)(B)	105,000	108,116
Sotheby's 8.250%, 04/15/2031 (A)	237,000	235,752
Staples, Inc. 12.750%, 01/15/2030 (A)	70,000	53,613
Taylor Morrison Communities, Inc. 5.750%, 11/15/2032 (A)	76,000	78,215
The Goodyear Tire & Rubber Company
5.000%, 07/15/2029	236,000	225,597
5.250%, 07/15/2031	151,000	134,401
The Michaels Companies, Inc.
8.500%, 03/15/2033 (A)	282,000	279,319
11.000%, 03/15/2034 (A)(B)	74,000	72,455
TKC Holdings, Inc.
8.500%, 08/15/2030 (A)	351,000	361,215
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
TKC Holdings, Inc. (continued)
12.000%, 02/15/2031 (A)	$175,000	$184,428
Valvoline, Inc. 3.625%, 06/15/2031 (A)	314,000	288,781
Wand NewCo 3, Inc. 7.625%, 01/30/2032 (A)	297,000	307,196
Wayfair LLC
7.250%, 10/31/2029 (A)	116,000	119,719
7.750%, 09/15/2030 (A)	470,000	494,083
Whirlpool Corp.
6.125%, 06/15/2030	537,000	495,352
7.500%, 07/01/2031 (A)	107,000	108,278
7.875%, 07/01/2034 (A)	107,000	107,439
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)	181,000	178,289
ZF North America Capital, Inc.
6.750%, 04/23/2030 (A)	525,000	520,603
6.875%, 04/14/2028 (A)	550,000	562,530
7.500%, 03/24/2031 (A)(B)	357,000	359,408
		25,040,941
Consumer staples – 3.3%
Albertsons Companies, Inc.
5.500%, 03/31/2031 (A)	114,000	111,389
5.625%, 03/31/2032 (A)	559,000	540,445
5.750%, 03/31/2034 (A)	293,000	279,037
6.500%, 02/15/2028 (A)	164,000	165,334
B&G Foods, Inc.
5.250%, 09/15/2027 (B)	44,000	43,968
8.000%, 09/15/2028 (A)(B)	265,000	265,242
11.000%, 06/15/2031 (A)(B)	71,000	65,557
Chobani LLC 6.375%, 04/15/2034 (A)	54,000	54,804
Edgewell Personal Care Company
4.125%, 04/01/2029 (A)	156,000	150,813
5.500%, 06/01/2028 (A)	236,000	235,661
Fiesta Purchaser, Inc. 9.625%, 09/15/2032 (A)	40,000	39,182
Froneri Lux FinCo SARL 6.000%, 08/01/2032 (A)	661,000	648,201
HLF Financing Sarl LLC 7.750%, 05/01/2033 (A)	302,000	306,091
Industrial F&B Investments III, Inc. 7.750%, 02/11/2033 (A)	61,000	62,167
KeHE Distributors LLC 7.125%, 04/30/2033 (A)	69,000	70,287
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030 (A)	500,000	479,461
Opal Bidco SAS 6.500%, 03/31/2032 (A)	261,000	266,272
Performance Food Group, Inc.
4.250%, 08/01/2029 (A)	578,000	561,045
5.625%, 03/01/2034 (A)	111,000	108,946
Post Holdings, Inc.
6.250%, 10/15/2034 (A)	46,000	45,197
6.375%, 03/01/2033 (A)	362,000	359,238
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	379,000	366,145
US Foods, Inc.
4.750%, 02/15/2029 (A)	470,000	463,909
5.750%, 04/15/2033 (A)	272,000	272,370
		5,960,761
Energy – 9.3%
Antero Midstream Partners LP
5.375%, 06/15/2029 (A)	497,000	495,434
5.750%, 10/15/2033 (A)	173,000	171,331

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Archrock Partners LP 6.625%, 09/01/2032 (A)	$477,000	$486,486
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (A)	371,000	369,906
Blue Racer Midstream LLC 7.000%, 07/15/2029 (A)	200,000	205,012
Bristow Group, Inc. 6.750%, 02/01/2033 (A)	56,000	56,162
Buckeye Partners LP
6.750%, 02/01/2030 (A)	179,000	184,872
6.875%, 07/01/2029 (A)	382,000	389,962
Calumet Specialty Products Partners LP 9.750%, 02/15/2031 (A)	70,000	74,013
CNX Resources Corp. 5.875%, 03/01/2034 (A)	106,000	103,153
Crescent Energy Finance LLC 8.375%, 01/15/2034 (A)	778,000	801,340
Delek Logistics Partners LP 6.875%, 06/01/2034 (A)	144,000	143,321
Enerflex, Inc. 6.875%, 01/15/2031 (A)	40,000	40,938
Excelerate Energy LP 8.000%, 05/15/2030 (A)	470,000	495,662
Genesis Energy LP
6.750%, 03/15/2034	269,000	266,923
8.000%, 05/15/2033	453,000	471,195
8.250%, 01/15/2029	495,000	511,142
Global Partners LP 7.125%, 07/01/2033 (A)	186,000	188,204
Hilcorp Energy I LP
5.750%, 02/01/2029 (A)	383,000	381,512
6.000%, 04/15/2030 (A)	358,000	351,731
Howard Midstream Energy Partners LLC
6.625%, 01/15/2034 (A)	154,000	155,317
7.375%, 07/15/2032 (A)	99,000	102,536
Kinetik Holdings LP 6.625%, 12/15/2028 (A)	178,000	180,942
Kodiak Gas Services LLC 6.500%, 10/01/2033 (A)	242,000	245,304
Kraken Oil & Gas Partners LLC 7.125%, 05/15/2031 (A)	108,000	105,598
Long Ridge Energy LLC 8.750%, 02/15/2032 (A)	423,000	446,476
Nabors Industries, Inc. 7.625%, 11/15/2032 (A)	57,000	58,316
NGL Energy Operating LLC 8.375%, 02/15/2032 (A)	157,000	163,440
Noble Finance II LLC 6.250%, 06/15/2034 (A)	59,000	57,824
Northern Oil & Gas, Inc. 7.875%, 10/15/2033 (A)(B)	104,000	103,339
Oceaneering International, Inc. 6.875%, 07/15/2034 (A)	110,000	111,734
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (A)	535,000	549,933
SESI LLC 7.875%, 09/30/2030 (A)	173,000	175,783
SM Energy Company
6.625%, 04/15/2034 (A)	103,000	101,385
7.000%, 08/01/2032 (A)	539,000	543,965
8.750%, 07/01/2031 (A)	470,000	490,931
9.625%, 06/15/2033 (A)	347,000	380,464
Solaris Energy Infrastructure LLC 6.375%, 05/15/2031 (A)	144,000	145,607
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Sunoco LP
4.500%, 04/30/2030	$384,000	$372,959
4.625%, 05/01/2030 (A)(B)	185,000	178,687
5.625%, 03/15/2031 (A)	229,000	227,330
5.875%, 03/15/2034 (A)	400,000	394,516
Transocean International, Ltd.
7.500%, 04/15/2031 (B)	34,000	34,334
7.875%, 10/15/2032 (A)	69,000	72,032
8.250%, 05/15/2029 (A)	78,000	80,541
8.500%, 05/15/2031 (A)(B)	78,000	80,979
USA Compression Partners LP
6.250%, 10/01/2033 (A)	262,000	259,754
7.125%, 03/15/2029 (A)	184,000	188,478
Valaris, Ltd. 8.375%, 04/30/2030 (A)	180,000	186,926
Venture Global Calcasieu Pass LLC
6.000%, 05/01/2036 (A)	94,000	95,015
6.250%, 01/15/2030 (A)	445,000	455,762
Venture Global LNG, Inc.
6.375%, 12/15/2034 (A)	179,000	175,914
6.625%, 06/15/2036 (A)	63,000	62,098
7.000%, 01/15/2030 (A)(B)	531,000	541,574
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(C)	1,052,000	1,027,084
9.500%, 02/01/2029 (A)	500,000	538,176
Venture Global Plaquemines LNG LLC
6.125%, 12/15/2030 (A)	172,000	175,983
6.500%, 01/15/2034 (A)	213,000	221,942
6.500%, 06/15/2034 (A)	172,000	179,185
7.500%, 05/01/2033 (A)	766,000	840,695
Vermilion Energy, Inc. 7.250%, 02/15/2033 (A)(B)	58,000	57,021
		16,754,178
Financials – 11.0%
Acrisure LLC
7.500%, 11/06/2030 (A)	590,000	559,577
8.500%, 06/15/2029 (A)	179,000	168,297
Alliant Holdings Intermediate LLC
6.750%, 04/15/2028 (A)	400,000	403,195
7.000%, 01/15/2031 (A)	436,000	443,088
7.375%, 10/01/2032 (A)	222,000	220,348
Amynta Agency Borrower, Inc. 7.500%, 07/15/2033 (A)	62,000	59,342
Ardonagh Group Finance, Ltd. 8.875%, 02/15/2032 (A)	133,000	129,202
Aretec Group, Inc. 7.500%, 04/01/2029 (A)(B)	34,000	33,823
Asurion LLC
8.000%, 12/31/2032 (A)	566,000	570,277
8.375%, 02/01/2034 (A)	583,000	539,671
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (A)	242,000	243,049
Blackstone Mortgage Trust, Inc. 7.750%, 12/01/2029 (A)	514,000	532,502
Block, Inc.
3.500%, 06/01/2031 (B)	814,000	749,316
5.625%, 08/15/2030 (A)	397,000	397,993
6.000%, 08/15/2033 (A)	317,000	319,189
Bread Financial Holdings, Inc. 6.750%, 05/15/2031 (A)	240,000	245,439
Broadstreet Partners Group LLC 5.875%, 04/15/2029 (A)	64,000	62,497

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	$380,000	$368,579
Cobra AcquisitionCo LLC
6.375%, 11/01/2029 (A)	35,000	29,757
12.250%, 11/01/2029 (A)	21,000	20,912
CRC Insurance Group LLC 7.125%, 06/01/2031 (A)	596,000	594,100
Credit Acceptance Corp. 6.625%, 03/15/2030 (A)	299,000	299,477
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/2030 (A)	176,000	173,471
6.750%, 12/01/2032 (A)	242,000	233,645
Focus Financial Partners LLC 6.750%, 09/15/2031 (A)	364,000	366,263
Freedom Mortgage Corp. 12.250%, 10/01/2030 (A)	598,000	645,311
Freedom Mortgage Holdings LLC
6.875%, 05/01/2031 (A)	73,000	70,844
7.875%, 04/01/2033 (A)	182,000	177,490
8.375%, 04/01/2032 (A)	100,000	101,719
Global Atlantic Financial Company 7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (A)	342,000	344,415
goeasy, Ltd. 7.375%, 10/01/2030 (A)(B)	607,000	546,690
Hightower Holding LLC
6.750%, 04/15/2029 (A)	26,000	25,848
9.125%, 01/31/2030 (A)	35,000	36,308
Howden UK Refinance PLC
7.250%, 02/15/2031 (A)	390,000	377,765
8.125%, 02/15/2032 (A)	312,000	279,670
HUB International, Ltd.
7.250%, 06/15/2030 (A)	308,000	316,081
7.375%, 01/31/2032 (A)	441,000	448,885
ION Platform Finance US, Inc.
5.750%, 05/15/2028 (A)(B)	159,000	145,943
7.875%, 09/30/2032 (A)	175,000	126,795
9.500%, 05/30/2029 (A)	221,000	201,684
Jane Street Group 6.750%, 05/01/2033 (A)	347,000	356,843
Jones Deslauriers Insurance Management, Inc. 6.875%, 10/01/2033 (A)	36,000	33,387
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	46,000	38,465
8.750%, 11/01/2027 (A)	30,000	27,621
Navient Corp. 9.375%, 10/15/2031	143,000	142,456
OneMain Finance Corp.
6.125%, 05/15/2030 (B)	737,000	736,962
6.500%, 03/15/2033	599,000	589,435
6.750%, 03/15/2032	179,000	179,430
7.875%, 03/15/2030	990,000	1,030,615
Osaic Holdings, Inc.
6.750%, 08/01/2032 (A)	335,000	335,573
8.000%, 08/01/2033 (A)	70,000	70,259
Oxford Finance LLC 7.750%, 05/15/2031 (A)(B)	109,000	108,041
Park River Holdings, Inc. 8.750%, 12/31/2030 (A)	45,000	43,601
PennyMac Financial Services, Inc.
6.750%, 02/15/2034 (A)	352,000	337,891
6.875%, 05/15/2032 (A)	297,000	290,655
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
PHH Escrow Issuer LLC 9.875%, 11/01/2029 (A)	$56,000	$54,812
Popular, Inc. 7.250%, 03/13/2028	114,000	117,446
Rocket Companies, Inc.
6.125%, 08/01/2030 (A)	1,376,000	1,399,629
6.125%, 08/01/2031 (A)	126,000	128,687
6.375%, 08/01/2033 (A)	383,000	389,497
6.500%, 08/01/2029 (A)	390,000	398,071
6.500%, 06/15/2034 (A)	126,000	129,236
Starwood Property Trust, Inc.
5.250%, 10/15/2028 (A)	375,000	373,290
5.750%, 01/15/2031 (A)	208,000	206,695
5.875%, 08/15/2029 (A)	128,000	128,383
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030 (A)	323,000	337,694
USI, Inc. 7.500%, 01/15/2032 (A)	53,000	53,499
Walker & Dunlop, Inc. 6.625%, 04/01/2033 (A)	149,000	151,374
		19,798,004
Health care – 6.6%
Acadia Healthcare Company, Inc. 7.375%, 03/15/2033 (A)(B)	545,000	561,036
Accendra Health, Inc. 9.750%, 06/15/2033 (A)	42,385	28,766
AdaptHealth LLC 4.625%, 08/01/2029 (A)	667,000	643,562
AMN Healthcare, Inc.
4.000%, 04/15/2029 (A)	300,000	290,566
6.500%, 01/15/2031 (A)(B)	244,000	245,484
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	204,000	195,600
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)	56,000	55,895
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)	40,000	35,500
5.250%, 02/15/2031 (A)	105,000	61,993
6.250%, 02/15/2029 (A)	101,000	75,939
10.000%, 04/15/2032 (A)	1,058,000	1,071,580
14.000%, 10/15/2030 (A)(B)	33,000	30,860
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	420,000	396,325
6.125%, 04/01/2030 (A)(B)	108,000	96,977
6.875%, 04/15/2029 (A)	108,000	106,229
10.875%, 01/15/2032 (A)	177,000	190,619
DaVita, Inc.
3.750%, 02/15/2031 (A)	519,000	480,861
4.625%, 06/01/2030 (A)	779,000	754,662
Emergent BioSolutions, Inc. 3.875%, 08/15/2028 (A)	38,000	35,232
Encompass Health Corp. 5.875%, 06/01/2034 (A)	72,000	71,851
Endo Finance Holdings LP 8.500%, 04/15/2031 (A)	387,000	406,818
Genmab A/S
6.250%, 12/15/2032 (A)	201,000	204,834
7.250%, 12/15/2033 (A)	135,000	140,751
HealthEquity, Inc. 4.500%, 10/01/2029 (A)	465,000	451,771
IQVIA, Inc. 6.500%, 05/15/2030 (A)	400,000	408,287
LifePoint Health, Inc. 5.375%, 01/15/2029 (A)	44,000	42,212

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
LifePoint Health, Inc.
7.000%, 05/01/2034 (A)	$189,000	$181,149
10.000%, 06/01/2032 (A)	69,000	68,883
Medline Borrower LP 5.250%, 10/01/2029 (A)	871,000	865,677
MPH Acquisition Holdings LLC
5.750%, 12/31/2030 (A)	67,000	55,885
6.750%, (6.000% Cash and 0.750% PIK), 03/31/2031 (A)	66,247	39,607
11.500%, (6.500% Cash and 5.000% PIK), 12/31/2030 (A)	56,375	55,811
National Mentor Holdings, Inc. 10.500%, 12/15/2030 (A)	154,000	162,300
Organon & Company
4.125%, 04/30/2028 (A)	764,000	754,497
5.125%, 04/30/2031 (A)	191,000	188,965
Perrigo Finance Unlimited Company
5.150%, 06/15/2030	72,000	69,234
6.125%, 09/30/2032	69,000	65,902
Radiology Partners, Inc. 9.781%, (0.000% Cash and 9.781% PIK), 02/15/2030 (A)	72,374	71,831
Raven Acquisition Holdings LLC 6.875%, 11/15/2031 (A)	294,000	287,362
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (A)	105,000	106,296
TEAM Services Holding, Inc. 9.000%, 02/15/2033 (A)(B)	172,000	174,079
Tenet Healthcare Corp.
4.375%, 01/15/2030 (B)	495,000	479,711
5.125%, 11/01/2027	400,000	399,996
6.000%, 11/15/2033 (A)	411,000	414,593
6.750%, 05/15/2031	429,000	439,470
		11,965,458
Industrials – 11.4%
Albion Financing 1 Sarl 7.000%, 05/21/2030 (A)	381,000	394,497
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	400,000	393,088
6.000%, 06/01/2029 (A)	82,000	81,639
6.875%, 06/15/2030 (A)	700,000	719,318
7.875%, 02/15/2031 (A)	660,000	689,953
Alta Equipment Group, Inc. 9.000%, 06/01/2029 (A)(B)	45,000	43,173
Amentum Holdings, Inc. 7.250%, 08/01/2032 (A)	117,000	120,507
Anagram Holdings LLC 10.000%, 08/15/2026 (A)(D)(E)	96,052	0
Arcosa, Inc. 4.375%, 04/15/2029 (A)	380,000	373,764
ATI, Inc. 5.875%, 06/15/2033	71,000	71,986
Axon Enterprise, Inc. 6.250%, 03/15/2033 (A)	180,000	184,494
Boise Cascade Company 4.875%, 07/01/2030 (A)(B)	277,000	272,737
Brand Industrial Services, Inc. 10.375%, 08/01/2030 (A)	175,000	142,607
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 02/01/2032 (A)	148,000	153,546
Builders FirstSource, Inc.
4.250%, 02/01/2032 (A)	201,000	187,218
6.375%, 06/15/2032 (A)	385,000	390,711
6.750%, 05/15/2035 (A)	355,000	361,948
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CACI International, Inc. 6.375%, 06/15/2033 (A)	$350,000	$354,977
Carpenter Technology Corp. 5.625%, 03/01/2034 (A)	138,000	137,896
Cimpress PLC 7.375%, 09/15/2032 (A)	91,000	91,958
Clean Harbors, Inc.
5.750%, 10/15/2033 (A)	175,000	176,150
6.375%, 02/01/2031 (A)	357,000	362,042
Columbus McKinnon Corp. 7.125%, 02/01/2033 (A)	140,000	140,298
CP Atlas Buyer, Inc. 12.750%, (7.000% Cash and 5.750% PIK), 01/15/2031 (A)	42,000	32,263
Dycom Industries, Inc. 4.500%, 04/15/2029 (A)	372,000	363,832
Efesto Bidco SpA Efesto US LLC 7.500%, 02/15/2032 (A)	200,000	200,134
EMRLD Borrower LP
6.625%, 12/15/2030 (A)	416,000	425,291
6.750%, 07/15/2031 (A)	310,000	320,865
Enpro, Inc. 6.125%, 06/01/2033 (A)	122,000	123,598
EquipmentShare.com, Inc. 7.125%, 07/01/2034 (A)	225,000	221,071
FTAI Aviation Investors LLC 7.000%, 06/15/2032 (A)	728,000	751,846
FXI Holdings, Inc. 11.000%, 11/15/2030 (A)	18,000	15,120
Garda World Security Corp.
8.250%, 08/01/2032 (A)	182,000	186,245
8.375%, 11/15/2032 (A)	264,000	270,086
GB AIT Buyer, Inc. 8.750%, 04/30/2034 (A)	36,000	36,096
Global Infrastructure Solutions, Inc.
5.625%, 06/01/2029 (A)	439,000	438,704
6.375%, 07/15/2034 (A)	110,000	110,567
Granite Construction, Inc. 6.375%, 06/15/2034 (A)	31,000	31,522
Herc Holdings, Inc.
5.750%, 03/15/2031 (A)	108,000	107,863
6.625%, 06/15/2029 (A)	355,000	362,445
7.000%, 06/15/2030 (A)	360,000	372,804
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)	257,000	264,228
JELD-WEN Holding, Inc. 7.000%, 09/01/2032 (A)(B)	608,000	350,846
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)(B)	892,000	807,896
LSF12 Helix Parent LLC 7.125%, 02/01/2033 (A)	16,000	15,491
Madison IAQ LLC 5.875%, 06/30/2029 (A)	91,000	91,047
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)	269,000	266,685
OneSky Flight LLC 8.875%, 12/15/2029 (A)	191,000	201,978
PODS LLC 8.750%, 05/15/2031 (A)	180,000	175,873
QXO Building Products, Inc.
6.500%, 07/15/2031 (A)	312,000	317,981
6.875%, 07/15/2034 (A)	358,000	367,514
RR Donnelley & Sons Company 11.000%, (5.500% Cash and 5.500% PIK), 06/01/2031 (A)	75,000	72,542

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060	$466,000	$463,932
Synergy Infrastructure Holdings LLC 7.875%, 12/01/2030 (A)	69,000	72,114
The Brink's Company 6.500%, 06/15/2029 (A)	178,000	181,563
The GEO Group, Inc. 10.250%, 04/15/2031	807,000	871,923
TransDigm, Inc.
4.875%, 05/01/2029	994,000	979,408
6.125%, 07/31/2034 (A)	350,000	349,550
6.375%, 03/01/2029 (A)	546,000	554,343
6.750%, 01/31/2034 (A)	481,000	493,366
7.125%, 12/01/2031 (A)	439,000	454,567
TriNet Group, Inc. 7.125%, 08/15/2031 (A)(B)	520,000	522,866
United Rentals North America, Inc.
3.875%, 02/15/2031	298,000	281,565
4.000%, 07/15/2030	588,000	562,088
VT Topco, Inc. 8.500%, 08/15/2030 (A)(B)	599,000	607,697
Watco Companies LLC 7.125%, 08/01/2032 (A)	200,000	205,358
WESCO Distribution, Inc.
6.375%, 03/15/2029 (A)	574,000	584,240
6.375%, 03/15/2033 (A)	183,000	187,757
		20,519,277
Information technology – 5.9%
Amkor Technology, Inc. 5.875%, 10/01/2033 (A)	105,000	105,365
Cloud Software Group, Inc.
6.500%, 03/31/2029 (A)	611,000	592,842
6.625%, 08/15/2033 (A)(B)	191,000	165,595
8.250%, 06/30/2032 (A)	1,074,000	1,006,602
9.000%, 09/30/2029 (A)	756,000	733,798
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (A)	484,000	483,954
Cooper-Standard Automotive, Inc. 9.250%, 03/01/2031 (A)	91,000	91,714
Core Scientific Finance I LLC 7.750%, 05/15/2031 (A)	364,000	369,116
CoreWeave, Inc.
9.000%, 02/01/2031 (A)(B)	170,000	167,996
9.250%, 06/01/2030 (A)(B)	293,000	294,903
9.625%, 07/15/2032 (A)	142,000	139,877
9.750%, 10/01/2031 (A)	326,000	325,281
Diebold Nixdorf, Inc. 7.750%, 03/31/2030 (A)	330,000	343,669
EchoStar Corp. 10.750%, 11/30/2029	420,000	453,860
Flash Compute LLC 7.250%, 12/31/2030 (A)	146,000	150,120
Insight Enterprises, Inc. 6.625%, 05/15/2032 (A)	179,000	181,928
McAfee Corp. 7.375%, 02/15/2030 (A)	176,000	149,555
NCR Voyix Corp.
5.125%, 04/15/2029 (A)	38,000	37,070
5.250%, 10/01/2030 (A)	557,000	504,085
ON Semiconductor Corp. 3.875%, 09/01/2028 (A)	251,000	244,224
Open Text Corp. 3.875%, 02/15/2028 (A)	458,000	446,318
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)(B)	$468,000	$428,712
Pagaya US Holdings Company LLC 8.875%, 08/01/2030 (A)	200,000	171,865
Qnity Electronics, Inc.
5.750%, 08/15/2032 (A)	214,000	215,140
6.250%, 08/15/2033 (A)	390,000	396,800
Rocket Software, Inc. 6.500%, 02/15/2029 (A)	50,000	45,023
Seagate Data Storage Technology Pte, Ltd.
5.750%, 12/01/2034 (A)	281,000	285,071
8.250%, 12/15/2029 (A)	153,000	159,985
Stingray Compute LLC 6.000%, 06/15/2031 (A)	78,000	78,154
UKG, Inc. 6.875%, 02/01/2031 (A)	777,000	754,839
Virtusa Corp. 7.125%, 12/15/2028 (A)	547,000	433,389
WULF Compute LLC 7.750%, 10/15/2030 (A)	180,000	189,063
Xerox Corp.
10.250%, 10/15/2030 (A)(B)	46,000	40,474
13.500%, 04/15/2031 (A)(B)	62,000	42,005
Xerox Holdings Corp. 5.500%, 08/15/2028 (A)(B)	415,000	241,261
Yondr JK 1 LLC 6.875%, 06/30/2031 (A)	46,000	46,116
Zebra Technologies Corp. 6.500%, 06/01/2032 (A)	201,000	203,449
		10,719,218
Materials – 8.3%
Alcoa Nederland Holding BV 4.125%, 03/31/2029 (A)	383,000	373,043
Amsted Industries, Inc. 6.375%, 03/15/2033 (A)	183,000	185,039
Ardagh Group SA
9.500%, 12/01/2030 (A)(B)	463,098	494,987
11.000%, (6.000% Cash and 5.000% PIK), 12/01/2030 (A)(B)	1,004,677	959,467
Ardagh Metal Packaging Finance USA LLC
4.000%, 09/01/2029 (A)	92,000	87,452
6.250%, 01/30/2031 (A)	90,000	91,007
Ashland, Inc. 6.875%, 05/15/2043	435,000	440,077
Celanese US Holdings LLC
7.000%, 02/15/2031	137,000	141,008
7.375%, 02/15/2034 (B)	137,000	141,540
7.550%, 11/15/2030	684,000	725,019
Champion Iron Canada, Inc. 7.875%, 07/15/2032 (A)	138,000	142,892
Cleveland-Cliffs, Inc.
7.000%, 03/15/2032 (A)	545,000	540,692
7.500%, 09/15/2031 (A)	549,000	555,664
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/2032 (A)	285,000	276,622
6.875%, 01/15/2030 (A)	446,000	444,341
8.750%, 04/15/2030 (A)	266,000	262,385
Commercial Metals Company 5.750%, 11/15/2033 (A)	104,000	103,386
Consolidated Energy Finance SA 12.000%, 02/15/2031 (A)	150,000	155,226
FMC Corp.
3.450%, 10/01/2029 (B)	85,000	78,706

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
FMC Corp. (continued)
5.650%, 05/18/2033 (B)	$60,000	$53,817
8.000%, 06/01/2031 (A)	144,000	149,874
Fortescue Treasury Pty, Ltd.
4.500%, 09/15/2027 (A)	278,000	275,867
5.875%, 04/15/2030 (A)	261,000	264,275
Huntsman International LLC 4.500%, 05/01/2029	106,000	103,522
Hybar LLC 7.375%, 07/01/2034 (A)	46,000	46,223
INEOS Finance PLC 6.750%, 05/15/2028 (A)	178,000	176,818
INEOS Quattro Finance 2 PLC 9.625%, 03/15/2029 (A)	48,000	45,057
Kaiser Aluminum Corp. 5.875%, 03/01/2034 (A)	275,000	272,142
Magnera Corp. 7.250%, 11/15/2031 (A)	628,000	613,085
Mativ Holdings, Inc. 8.000%, 10/01/2029 (A)	70,000	69,489
Mauser Packaging Solutions Holding Company 9.250%, 04/15/2030 (A)	114,000	112,153
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(D)	912,943	6,181
Mineral Resources, Ltd.
6.000%, 05/01/2032 (A)	45,000	44,516
6.250%, 05/01/2034 (A)	45,000	44,248
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(D)	950,000	10
Novelis Corp.
4.750%, 01/30/2030 (A)	481,000	465,292
6.375%, 08/15/2033 (A)	283,000	285,039
Olympus Water US Holding Corp.
4.250%, 10/01/2028 (A)	200,000	193,990
6.750%, 08/01/2032 (A)	515,000	503,196
7.250%, 02/15/2033 (A)	200,000	197,794
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/2031 (A)(B)	927,000	916,097
9.500%, 06/01/2033 (A)(B)	72,000	73,755
PLS Group, Ltd. 6.875%, 05/01/2031 (A)	22,000	22,525
Quikrete Holdings, Inc.
6.375%, 03/01/2032 (A)	130,000	132,753
6.750%, 03/01/2033 (A)	450,000	458,720
SCIH Salt Holdings, Inc. 6.625%, 05/01/2029 (A)(B)	62,000	61,462
Sealed Air Corp. 6.875%, 07/15/2033 (A)	432,000	429,705
Skeena Resources, Ltd. 8.500%, 04/01/2031 (A)	19,000	19,958
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033 (A)	209,000	207,700
Standard Building Solutions, Inc. 5.875%, 03/15/2034 (A)	152,000	146,471
Standard Industries, Inc. 4.375%, 07/15/2030 (A)	542,000	514,765
Stonepeak Motion Holdco, Ltd. 6.125%, 07/15/2033 (A)	268,000	268,335
Sword Purchaser LLC 10.500%, 04/15/2034 (A)	117,000	122,406
The Chemours Company
5.750%, 11/15/2028 (A)	71,000	70,943
8.000%, 01/15/2033 (A)	46,000	46,588
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
The Scotts Miracle-Gro Company 4.000%, 04/01/2031	$542,000	$508,009
Trident TPI Holdings, Inc. 12.750%, 12/31/2028 (A)	55,000	55,071
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	80,000	84,529
12.250%, 01/15/2031 (A)	52,000	57,478
Tronox, Inc. 4.625%, 03/15/2029 (A)	101,000	70,705
White Cap Supply Holdings LLC 7.375%, 11/15/2030 (A)	55,000	55,764
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	100,000	93,989
6.625%, 08/15/2032 (A)	247,000	239,560
7.000%, 08/01/2033 (A)	210,000	204,489
		14,982,918
Real estate – 3.2%
Anywhere Real Estate Group LLC
5.250%, 04/15/2030 (A)(B)	73,000	70,450
7.000%, 04/15/2030 (A)	247,157	249,096
9.750%, 04/15/2030 (A)	350,000	376,271
Diversified Healthcare Trust
4.750%, 02/15/2028	44,000	43,162
7.250%, 10/15/2030 (A)	105,000	108,073
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 13.000%, (11.000% Cash and 2.000% PIK), 09/12/2030 (A)(D)	200,000	84,750
Greystar Real Estate Partners LLC 7.750%, 09/01/2030 (A)	314,000	326,524
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	403,000	387,214
Iron Mountain, Inc.
4.875%, 09/15/2029 (A)	1,036,000	1,016,607
6.250%, 01/15/2035 (A)	307,000	308,197
Kennedy-Wilson, Inc.
7.000%, 06/01/2031 (A)	126,000	128,802
7.250%, 06/01/2033 (A)(B)	80,000	81,695
Millrose Properties, Inc. 6.375%, 08/01/2030 (A)	185,000	187,507
MPT Operating Partnership LP
3.500%, 03/15/2031	112,000	77,018
4.625%, 08/01/2029	79,000	63,498
5.000%, 10/15/2027 (B)	121,000	117,365
8.500%, 02/15/2032 (A)	188,000	192,473
Outfront Media Capital LLC
4.250%, 01/15/2029 (A)	278,000	270,692
6.000%, 06/15/2034 (A)(B)	110,000	109,799
7.375%, 02/15/2031 (A)	200,000	207,983
Service Properties Trust
3.950%, 01/15/2028 (B)	35,000	33,951
4.950%, 10/01/2029 (B)	68,000	64,059
6.134%, 09/30/2027 (A)(F)	70,000	64,905
8.625%, 11/15/2031 (A)	119,000	125,361
8.875%, 06/15/2032	60,000	61,774
The Howard Hughes Corp.
5.875%, 03/01/2032 (A)	104,000	103,111
6.125%, 03/01/2034 (A)	104,000	102,756
Uniti Group LP
6.500%, 02/15/2029 (A)	170,000	168,658
8.625%, 06/15/2032 (A)	52,000	54,247
8.625%, 06/15/2032 (A)	280,000	292,100

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
XHR LP 6.625%, 05/15/2030 (A)	$323,000	$330,454
		5,808,552
Utilities – 2.4%
Alpha Generation LLC
6.250%, 01/15/2034 (A)	139,000	136,774
6.750%, 10/15/2032 (A)	258,000	262,748
Clearway Energy Operating LLC 5.750%, 01/15/2034 (A)	176,000	172,570
ContourGlobal Power Holdings SA 6.750%, 02/28/2030 (A)	500,000	507,415
NRG Energy, Inc.
3.625%, 02/15/2031 (A)	627,000	582,266
5.750%, 01/15/2034 (A)	702,000	696,518
5.875%, 05/15/2034 (A)	567,000	564,018
Talen Energy Supply LLC 6.250%, 02/01/2034 (A)	526,000	522,803
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055	156,000	159,725
TransAlta Corp. 5.875%, 02/01/2034	106,000	104,420
VoltaGrid LLC 7.375%, 11/01/2030 (A)	344,000	357,131
XPLR Infrastructure Operating Partners LP 7.750%, 04/15/2034 (A)	210,000	221,040
		4,287,428
TOTAL CORPORATE BONDS (Cost $177,809,947)		$171,017,873
TERM LOANS (G) – 0.8%
Communication services – 0.2%
Townsquare Media, Inc., 2025 Term Loan (6 month CME Term SOFR + 5.000%) 8.586%, 02/19/2030	581,063	423,816
Consumer discretionary – 0.5%
Dave & Buster's, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 6.916%, 06/29/2029	1,000,000	877,500
Materials – 0.1%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/17/2033 (E)	518,303	126,103
Trinseo Holding Sarl, 2021 Term Loan B2 0.000%, 05/03/2028 (D)	742,228	37,111
		163,214
TOTAL TERM LOANS (Cost $2,588,231)		$1,464,530
COMMON STOCKS – 0.0%
Energy – 0.0%
Permian Production (E)(H)	19,583	11,750
TOTAL COMMON STOCKS (Cost $0)		$11,750
PREFERRED SECURITIES – 0.3%
Financials – 0.3%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%) (B)	21,875	540,313
TOTAL PREFERRED SECURITIES (Cost $549,947)		$540,313
High Yield Trust (continued)
	Shares or Principal Amount	Value
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (E)(H)	494	$0
TOTAL ESCROW SHARES (Cost $0)		$0
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (E)(H)	$3,000,000	0
Adelphia Communications Corp. (E)(H)	2,050,000	0
Adelphia Communications Corp. (E)(H)	1,025,000	0
Magellan Health, Inc. (E)(H)	1,930,000	0
TOTAL ESCROW CERTIFICATES (Cost $320,209)		$0
SHORT-TERM INVESTMENTS – 11.7%
Short-term funds – 11.7%
John Hancock Collateral Trust, 3.6026% (I)(J)	2,097,108	20,969,817
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (I)	242	242
TOTAL SHORT-TERM INVESTMENTS (Cost $20,972,083)		$20,970,059
Total Investments (High Yield Trust) (Cost $202,240,417) – 107.6%		$194,004,525
Other assets and liabilities, net – (7.6%)		(13,625,521)
TOTAL NET ASSETS – 100.0%		$180,379,004
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $150,361,667 or 83.4% of the fund's net assets as of 6-30-26.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	The rate shown is the annualized seven-day yield as of 6-30-26.
(J)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $18,669,226.

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 72.0%
U.S. Government – 33.1%
U.S. Treasury Bonds
1.125%, 05/15/2040	$2,975,000	$1,882,269
1.250%, 05/15/2050	4,170,000	1,984,334
1.375%, 11/15/2040	3,360,000	2,172,056
1.875%, 02/15/2041 to 11/15/2051	3,015,000	1,830,135
2.000%, 11/15/2041	1,750,000	1,211,943
2.250%, 08/15/2046	4,745,000	3,094,815
2.500%, 02/15/2045 (A)	994,000	697,120
3.000%, 11/15/2045 to 08/15/2052	10,047,000	7,385,897
3.125%, 05/15/2048	2,405,000	1,806,850
3.625%, 05/15/2053	1,570,000	1,254,712
3.750%, 11/15/2043 (A)	2,253,000	1,947,349
4.250%, 05/15/2039 to 08/15/2054	2,431,000	2,183,238
4.375%, 11/15/2039	1,170,000	1,136,363
4.500%, 08/15/2039	330,000	325,463
4.750%, 02/15/2041	1,350,000	1,350,316
U.S. Treasury Inflation Protected Securities
0.750%, 02/15/2042	2,129,034	1,624,160
1.250%, 04/15/2031	4,545,008	4,403,280
U.S. Treasury Notes
0.625%, 05/15/2030	2,810,000	2,455,128
1.625%, 05/15/2031	7,210,000	6,396,328
1.875%, 02/15/2032	3,110,000	2,743,482
2.750%, 08/15/2032	2,945,000	2,704,683
3.500%, 11/15/2028	30,000	29,549
3.875%, 08/15/2033	1,155,000	1,123,147
4.000%, 02/15/2034 to 11/15/2035	4,270,000	4,148,767
4.125%, 11/30/2031 to 02/15/2036	2,780,000	2,755,135
4.250%, 11/15/2034	5,500,000	5,446,289
4.375%, 01/31/2032 to 05/15/2034	3,190,000	3,197,129
4.500%, 11/15/2033	2,525,000	2,550,349
		69,840,286
U.S. Government Agency – 38.9%
Federal Home Loan Mortgage Corp.
2.500%, 02/01/2038	385,602	361,660
3.000%, 12/01/2046 to 04/01/2048	193,144	171,505
4.500%, 05/01/2053	1,520,675	1,469,465
5.000%, 12/01/2034 to 04/01/2056	2,597,201	2,555,974
5.500%, 06/01/2053 to 07/01/2054	2,964,465	2,982,635
6.000%, 01/01/2053 to 02/01/2055	3,820,633	3,927,961
6.500%, 04/01/2029 to 08/01/2034	2,971	3,082
7.500%, 05/01/2027 to 05/01/2028	132	133
Federal National Mortgage Association
2.000%, 03/01/2038 to 05/01/2051	5,755,475	4,759,815
2.500%, 07/01/2030 to 12/01/2051	1,525,562	1,288,098
3.000%, TBA (B)	1,830,000	1,595,960
3.000%, 10/01/2035 to 05/01/2051	1,905,256	1,697,627
3.500%, TBA (B)	2,260,000	2,059,727
3.500%, 08/01/2043	343,298	321,079
4.000%, TBA (B)	6,565,000	6,172,797
4.500%, TBA (B)	2,860,000	2,802,592
5.000%, TBA (B)	1,740,000	1,710,010
5.000%, 10/01/2054	1,751,985	1,727,940
5.500%, TBA (B)	12,485,000	12,534,109
5.500%, 07/01/2040 to 02/01/2055	8,648,306	8,743,222
6.000%, TBA (B)	5,025,000	5,125,214
6.000%, 12/01/2053	1,329,533	1,362,505
6.500%, TBA (B)	5,960,000	6,158,124
Government National Mortgage Association
2.000%, 12/20/2050	2,088,029	1,713,700
2.500%, 12/20/2051	4,081,433	3,487,819
3.000%, 04/20/2051 to 05/20/2051	1,658,722	1,474,962
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
3.500%, TBA (B)		$1,995,000	$1,790,746
4.000%, 11/15/2040 to 02/15/2042		12,831	12,327
4.500%, 05/20/2052		1,640,822	1,585,919
5.500%, TBA (B)		2,220,000	2,230,791
6.000%, 08/15/2032 to 04/15/2035		16,269	16,742
6.500%, 10/15/2028 to 02/15/2035		3,126	3,241
7.000%, 11/15/2031 to 11/15/2033		15,387	15,593
			81,863,074
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $162,131,129)			$151,703,360
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Indonesia – 0.1%
Republic of Indonesia 5.125%, 05/29/2038	EUR	145,000	169,881
Israel – 0.2%
State of Israel
3.875%, 07/03/2050		$200,000	144,837
5.375%, 02/19/2030		200,000	202,451
			347,288
Mexico – 0.5%
Government of Mexico
5.375%, 03/22/2033		605,000	591,115
5.375%, 03/22/2033		200,000	195,410
5.625%, 02/09/2034		200,000	196,800
6.250%, 08/27/2037		200,000	200,059
			1,183,384
Philippines – 0.1%
Republic of the Philippines 5.325%, 06/24/2036		200,000	199,855
Romania – 0.3%
Republic of Romania
2.625%, 12/02/2040 (C)	EUR	250,000	192,092
2.750%, 04/14/2041		493,000	380,319
5.750%, 03/24/2035		$176,000	170,398
			742,809
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,747,649)			$2,643,217
CORPORATE BONDS – 16.8%
Communication services – 2.0%
Altice France SA
6.500%, 04/15/2032 (C)		54,435	52,607
6.875%, 07/15/2032 (C)		100,000	96,968
AT&T, Inc. 6.300%, 10/30/2066		90,000	89,198
CCO Holdings LLC
4.250%, 02/01/2031 (C)		150,000	135,087
7.375%, 02/01/2036 (C)(D)		35,000	34,324
Charter Communications Operating LLC
3.700%, 04/01/2051		45,000	27,921
5.125%, 07/01/2049		220,000	169,797
5.375%, 05/01/2047		155,000	125,456
5.750%, 04/01/2048		375,000	315,650
Cinemark USA, Inc. 7.000%, 08/01/2032 (C)(D)		100,000	103,166
Comcast Corp.
2.800%, 01/15/2051		35,000	19,507
2.887%, 11/01/2051		165,000	93,513
3.750%, 04/01/2040		185,000	147,866

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Cox Communications, Inc.
5.450%, 09/01/2034 (C)		$15,000	$14,287
5.950%, 09/01/2054 (C)		105,000	90,559
DIRECTV Financing LLC
9.250%, 06/01/2032 (C)		21,000	21,337
10.000%, 02/15/2031 (C)		100,000	103,771
Iliad Holding SAS 6.875%, 04/15/2031	EUR	100,000	120,225
Level 3 Financing, Inc.
7.000%, 03/31/2034 (C)		$100,000	103,114
7.500%, 02/15/2037 (C)		20,000	20,528
8.500%, 01/15/2036 (C)		40,000	42,953
Meta Platforms, Inc.
5.550%, 08/15/2064		170,000	148,559
5.750%, 11/15/2065		320,000	287,466
6.450%, 05/15/2066		370,000	365,420
NTT Finance Corp. 5.171%, 07/16/2032 (C)		200,000	199,983
Paramount Global
4.200%, 05/19/2032		180,000	156,188
5.250%, 04/01/2044		115,000	79,023
5.850%, 09/01/2043		20,000	14,975
RD Michigan Property Owner I LLC 7.500%, 03/30/2045 (C)		265,000	264,138
Scripps Escrow II, Inc. 3.875%, 01/15/2029 (C)		90,000	82,105
Space Exploration Technologies Corp.
5.650%, 07/15/2033 (C)		300,000	298,213
6.600%, 07/15/2046 (C)		105,000	102,122
Time Warner Cable LLC 4.500%, 09/15/2042		315,000	237,411
United Group BV 6.500%, 10/31/2031 (C)	EUR	100,000	117,880
			4,281,317
Consumer discretionary – 0.7%
Amazon.com, Inc.
5.550%, 11/20/2065		$40,000	37,375
5.950%, 03/13/2066		185,000	183,937
American Axle & Manufacturing, Inc. 6.375%, 10/15/2032 (C)		90,000	89,684
Bertrand Franchise Finance SAS 5.988%, (3 month EURIBOR + 3.750%), 07/18/2030 (E)	EUR	100,000	114,233
Clarios Global LP 4.750%, 06/15/2031		100,000	115,592
NCL Corp., Ltd.
6.250%, 03/01/2030 (C)		$50,000	49,879
6.250%, 09/15/2033 (C)		18,000	17,481
6.750%, 02/01/2032 (C)		100,000	99,775
Penn Entertainment, Inc. 4.125%, 07/01/2029 (C)		85,000	81,498
Petco Health & Wellness Company, Inc. 8.250%, 02/01/2031 (C)		167,000	168,305
Six Flags Entertainment Corp. 8.625%, 01/15/2032 (C)		100,000	102,968
Specialty Building Products Holdings LLC 7.750%, 10/15/2029 (C)		140,000	128,794
Staples, Inc. 10.750%, 09/01/2029 (C)		107,000	102,072
The Goodyear Tire & Rubber Company
6.625%, 07/15/2030		14,000	13,521
8.875%, 07/15/2032		70,000	70,608
Wayfair LLC
7.125%, 05/31/2034 (C)		19,000	19,535
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Wayfair LLC (continued)
7.250%, 10/31/2029 (C)		$100,000	$103,206
			1,498,463
Consumer staples – 1.2%
Bacardi, Ltd. 5.400%, 06/15/2033 (C)		100,000	100,161
Bellis Acquisition Company PLC 8.125%, 05/14/2030	GBP	100,000	124,615
Chobani LLC 6.375%, 04/15/2034 (C)		$31,000	31,462
Imperial Brands Finance PLC 5.500%, 07/07/2036 (C)		200,000	198,757
Industrial F&B Investments III, Inc. 7.750%, 02/11/2033 (C)		80,000	81,531
JBS NV
5.625%, 03/10/2037 (C)		25,000	24,896
6.250%, 03/01/2056		30,000	29,386
6.375%, 04/15/2066		290,000	284,637
Keurig Dr. Pepper, Inc.
2.250%, 03/15/2031		102,000	90,670
3.200%, 05/01/2030		17,000	15,992
3.950%, 04/15/2029		30,000	29,375
4.050%, 04/15/2032		95,000	90,145
5.200%, 03/15/2031		74,000	74,730
5.300%, 03/15/2034 (D)		55,000	55,140
Mars, Inc.
4.800%, 03/01/2030 (C)		75,000	75,223
5.200%, 03/01/2035 (C)		90,000	90,358
5.650%, 05/01/2045 (C)		415,000	412,356
Performance Food Group, Inc. 4.250%, 08/01/2029 (C)		110,000	106,773
Philip Morris International, Inc.
4.750%, 11/01/2031		125,000	125,408
5.125%, 02/15/2030		210,000	213,183
5.125%, 02/13/2031		60,000	61,102
5.375%, 02/15/2033		85,000	87,248
The Campbell's Company 5.400%, 03/21/2034		140,000	137,913
			2,541,061
Energy – 1.7%
Buckeye Partners LP
5.850%, 11/15/2043		30,000	27,508
6.750%, 02/01/2030 (C)		70,000	72,296
Columbia Pipelines Holding Company LLC
4.999%, 11/17/2032 (C)		110,000	108,782
5.097%, 10/01/2031 (C)		41,000	41,039
Columbia Pipelines Operating Company LLC 5.507%, 05/15/2036 (C)		15,000	15,060
ConocoPhillips Company
3.800%, 03/15/2052		42,000	30,821
4.025%, 03/15/2062		35,000	25,499
5.650%, 01/15/2065		15,000	14,443
5.700%, 09/15/2063		45,000	43,672
Diamondback Energy, Inc.
5.400%, 04/18/2034		130,000	131,863
5.900%, 04/18/2064		80,000	78,037
Ecopetrol SA 7.750%, 02/01/2032		175,000	183,236
Enbridge, Inc. 5.450%, 03/27/2036		85,000	85,911
Eni SpA 5.250%, 05/18/2036 (C)		200,000	196,685

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/2040 (C)	$169,782	$140,842
Green Palm Bidco Sarl 5.957%, 06/30/2041 (C)	200,000	202,116
Hess Midstream Operations LP
4.250%, 02/15/2030 (C)	200,000	192,924
6.500%, 06/01/2029 (C)	135,000	137,759
Matador Resources Company 6.500%, 04/15/2032 (C)	100,000	100,546
MPLX LP
5.000%, 01/15/2033	120,000	119,212
5.500%, 06/01/2034	255,000	257,806
Northriver Midstream Finance LP 6.750%, 07/15/2032 (C)	100,000	101,269
ONEOK, Inc.
3.100%, 03/15/2030	10,000	9,427
4.750%, 10/15/2031	25,000	24,712
5.050%, 11/01/2034	100,000	97,809
5.400%, 10/15/2035	35,000	34,940
6.050%, 09/01/2033	85,000	88,976
6.100%, 11/15/2032	30,000	31,536
7.150%, 01/15/2051	10,000	11,086
Petroleos Mexicanos
5.950%, 01/28/2031	275,000	271,804
6.350%, 02/12/2048	230,000	189,572
Rockies Express Pipeline LLC 6.750%, 03/15/2033 (C)	100,000	102,791
SM Energy Company 6.750%, 08/01/2029 (C)	100,000	101,822
Talos Production, Inc. 9.000%, 02/01/2029 (C)	81,000	84,393
The Williams Companies, Inc.
5.150%, 03/15/2036	90,000	88,458
5.650%, 03/15/2033	30,000	30,884
USA Compression Partners LP 6.250%, 10/01/2033 (C)	50,000	49,571
Venture Global Plaquemines LNG LLC 7.500%, 05/01/2033 (C)	100,000	109,751
		3,634,858
Financials – 3.9%
Acrisure LLC 7.500%, 11/06/2030 (C)	120,000	113,812
Alliant Holdings Intermediate LLC
7.000%, 01/15/2031 (C)	100,000	101,626
7.375%, 10/01/2032 (C)	42,000	41,687
Ares Strategic Income Fund 5.550%, 04/15/2031	105,000	101,886
Asurion LLC
8.000%, 12/31/2032 (C)	82,000	82,620
8.375%, 02/01/2034 (C)	30,000	27,770
Athene Global Funding
2.550%, 11/19/2030 (C)	89,000	79,424
5.526%, 07/11/2031 (C)	25,000	25,212
Athene Holding, Ltd. 5.875%, 01/15/2034	95,000	96,054
Augusta SpinCo Corp.
4.656%, 03/23/2031	130,000	129,008
4.945%, 03/23/2033	70,000	69,570
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then Overnight SOFR + 1.530%), 07/23/2031	55,000	49,055
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031	85,000	75,423
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
2.972%, (2.972% to 2-4-32, then Overnight SOFR + 1.330%), 02/04/2033	$65,000	$58,672
4.376%, (4.376% to 4-27-27, then Overnight SOFR + 1.580%), 04/27/2028	40,000	39,958
Bank of Montreal 5.298%, (5.298% to 6-2-36, then Overnight SOFR + 1.208%), 06/02/2037	125,000	125,119
Blackstone Private Credit Fund
5.950%, 07/16/2029	40,000	40,015
5.950%, 05/15/2031	45,000	44,301
CaixaBank SA 5.402%, (5.402% to 4-22-36, then Overnight SOFR + 1.530%), 04/22/2037 (C)	220,000	217,822
CrossCountry Intermediate HoldCo LLC 6.500%, 10/01/2030 (C)	100,000	98,563
Equitable America Global Funding 4.700%, 09/15/2032 (C)	60,000	58,791
First Eagle Holdings, Inc. 7.250%, 08/15/2032 (C)	145,000	145,964
Fortitude Global Funding 5.500%, 06/12/2031 (C)	145,000	145,721
Freedom Mortgage Holdings LLC
7.875%, 04/01/2033 (C)	50,000	48,761
9.250%, 02/01/2029 (C)	50,000	51,669
GA Global Funding Trust 5.200%, 12/09/2031 (C)	150,000	148,209
Global Atlantic Fin Company
3.125%, 06/15/2031 (C)	90,000	80,737
7.950%, 06/15/2033 (C)	5,000	5,532
Globe Life, Inc. 4.800%, 06/15/2032	145,000	142,882
goeasy, Ltd. 6.875%, 02/15/2031 (C)(D)	60,000	53,063
HA Sustainable Infrastructure Capital, Inc. 5.950%, 07/15/2033 (C)	230,000	230,979
HPS Corporate Lending Fund
5.450%, 11/15/2030	35,000	33,835
5.650%, 04/02/2031 (C)	195,000	189,265
5.850%, 06/05/2030	115,000	113,375
6.300%, 08/19/2031 (C)	30,000	29,925
HSBC Holdings PLC
4.619%, (4.619% to 11-6-30, then Overnight SOFR + 1.190%), 11/06/2031	200,000	197,159
4.675%, (4.675% to 3-10-31, then Overnight SOFR + 1.210%), 03/10/2032	200,000	197,250
5.208%, (5.208% to 5-12-33, then Overnight SOFR + 1.320%), 05/12/2034	200,000	199,287
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then Overnight SOFR + 1.180%), 11/08/2032	75,000	66,700
2.580%, (2.580% to 4-22-31, then 3 month CME Term SOFR + 1.250%), 04/22/2032	40,000	36,050

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030		$65,000	$63,214
4.255%, (4.255% to 10-22-30, then Overnight SOFR + 0.930%), 10/22/2031		195,000	190,632
4.505%, (4.505% to 10-22-27, then Overnight SOFR + 0.860%), 10/22/2028		185,000	184,945
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035		30,000	29,602
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030		185,000	186,253
5.103%, (5.103% to 4-22-30, then Overnight SOFR + 1.435%), 04/22/2031		220,000	222,484
5.299%, (5.299% to 7-24-28, then Overnight SOFR + 1.450%), 07/24/2029		175,000	177,279
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035		130,000	131,941
Metro Bank Holdings PLC 12.000%, (12.000% to 4-30-28, then 1 Year United Kingdom GILT Rate + 7.814%), 04/30/2029	GBP	100,000	145,894
Morgan Stanley
1.928%, (1.928% to 4-28-31, then Overnight SOFR + 1.020%), 04/28/2032		$200,000	173,891
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032		85,000	74,567
4.210%, (4.210% to 4-20-27, then Overnight SOFR + 1.610%), 04/20/2028		105,000	104,782
4.238%, (4.238% to 1-9-29, then Overnight SOFR + 0.800%), 01/09/2030		160,000	157,910
4.809%, (4.809% to 4-16-31, then SOFR Compounded Index + 1.180%), 04/16/2032		85,000	84,339
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031		50,000	50,564
5.296%, (5.296% to 4-10-36, then SOFR Compounded Index + 1.410%), 04/10/2037		65,000	64,677
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029		55,000	55,728
5.466%, (5.466% to 1-18-34, then Overnight SOFR + 1.730%), 01/18/2035		45,000	45,683
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030		160,000	163,442
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035		90,000	93,372
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley Private Bank NA 4.213%, (4.213% to 2-8-29, then Overnight SOFR + 0.762%), 02/08/2030	$265,000	$261,539
Principal Financial Group, Inc. 5.300%, 01/15/2037	80,000	79,246
Sammons Financial Group Global Funding 5.100%, 06/22/2031 (C)	50,000	49,792
Stonebriar ABF Issuer LLC 7.000%, 08/15/2031 (C)	75,000	74,989
Synchrony Financial
2.875%, 10/28/2031	85,000	75,003
4.947%, (4.947% to 2-25-31, then Overnight SOFR + 1.530%), 02/25/2032	130,000	126,730
5.450%, (5.450% to 3-6-30, then Overnight SOFR + 1.680%), 03/06/2031	80,000	79,979
6.000%, (6.000% to 7-29-35, then Overnight SOFR + 2.070%), 07/29/2036	115,000	115,536
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	20,000	17,962
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	15,000	14,986
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	190,000	189,099
4.972%, (4.972% to 6-3-31, then Overnight SOFR + 1.030%), 06/03/2032	160,000	159,908
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	55,000	54,025
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	100,000	100,586
5.065%, (5.065% to 1-21-36, then Overnight SOFR + 1.190%), 01/21/2037	45,000	43,936
5.094%, (5.094% to 4-20-33, then Overnight SOFR + 1.340%), 04/20/2034	505,000	502,974
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	65,000	65,648
		8,205,888
Health care – 0.8%
Acadia Healthcare Company, Inc.
5.000%, 04/15/2029 (C)	25,000	24,610
7.375%, 03/15/2033 (C)(D)	100,000	102,942
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (C)	128,000	122,729
Avantor Funding, Inc. 3.875%, 11/01/2029 (C)	130,000	124,109
Baxter International, Inc.
2.539%, 02/01/2032	175,000	150,640
4.900%, 12/15/2030	80,000	79,409
Cardinal Health, Inc.
4.500%, 09/15/2030	100,000	99,172
5.000%, 11/15/2029	205,000	206,998

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Cardinal Health, Inc. (continued)
5.350%, 11/15/2034	$50,000	$50,589
Cencora, Inc. 5.125%, 02/15/2034	30,000	30,106
Community Health Systems, Inc.
4.750%, 02/15/2031 (C)	19,000	17,479
6.875%, 04/15/2029 (C)	30,000	29,508
9.750%, 01/15/2034 (C)	42,000	43,851
10.875%, 01/15/2032 (C)	15,000	16,154
HCA, Inc.
3.625%, 03/15/2032	35,000	32,580
5.450%, 09/15/2034	45,000	45,483
5.600%, 04/01/2034	20,000	20,422
Humana, Inc. 5.950%, 03/15/2034	62,000	64,179
Star Parent, Inc. 9.000%, 10/01/2030 (C)	100,000	104,655
Thermo Fisher Scientific, Inc. 4.473%, 10/07/2032	152,000	149,583
Viatris, Inc.
3.850%, 06/22/2040	140,000	110,081
4.000%, 06/22/2050	65,000	44,620
		1,669,899
Industrials – 0.5%
Allied Universal Holdco LLC 7.875%, 02/15/2031 (C)	100,000	104,538
CompoSecure Holdings LLC 5.625%, 02/01/2033 (C)	145,000	141,543
CP Atlas Buyer, Inc.
9.750%, 07/15/2030 (C)(D)	70,000	67,212
12.750%, (7.000% Cash and 5.750% PIK), 01/15/2031 (C)(D)	25,666	19,715
Element Fleet Management Corp. 4.641%, 11/24/2030 (C)	145,000	143,207
Hubbell, Inc.
4.650%, 06/15/2031	25,000	24,901
4.900%, 06/15/2033	90,000	89,324
LBM Acquisition LLC 9.500%, 06/15/2031 (C)	60,000	53,203
The Boeing Company
2.950%, 02/01/2030	45,000	42,339
3.200%, 03/01/2029	35,000	33,743
5.150%, 05/01/2030	130,000	131,585
5.705%, 05/01/2040	26,000	26,438
6.388%, 05/01/2031	50,000	53,127
Veralto Corp. 4.850%, 01/15/2032	40,000	39,936
Wabtec Corp. 4.900%, 05/29/2030	130,000	130,819
		1,101,630
Information technology – 1.7%
Beacon Point DC LLC 6.129%, 11/30/2042 (C)	125,000	126,074
Broadcom, Inc.
3.469%, 04/15/2034	165,000	148,168
5.200%, 07/15/2035	115,000	115,387
Cloud Software Group, Inc.
6.500%, 03/31/2029 (C)	52,000	50,455
6.625%, 08/15/2033 (C)	18,000	15,606
9.000%, 09/30/2029 (C)	52,000	50,473
EchoStar Corp. 6.750%, 11/30/2030	100,000	101,660
Foundry JV Holdco LLC 5.900%, 01/25/2033 (C)	200,000	208,450
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Great Canadian Gaming Corp. 8.750%, 11/15/2029 (C)		$103,000	$103,050
HUT 8 DC LLC 6.192%, 11/15/2042 (C)		45,000	45,580
Ingram Micro, Inc. 4.750%, 05/15/2029 (C)		100,000	98,211
Intel Corp.
3.100%, 02/15/2060		60,000	34,249
3.250%, 11/15/2049		96,000	62,505
3.734%, 12/08/2047		325,000	233,977
4.750%, 03/25/2050		10,000	8,308
5.300%, 05/15/2036		15,000	14,925
McAfee Corp. 7.375%, 02/15/2030 (C)		135,000	114,715
NVIDIA Corp. 5.550%, 06/15/2046		220,000	218,366
Open Text Corp. 3.875%, 12/01/2029 (C)		155,000	142,514
Oracle Corp.
3.600%, 04/01/2040		104,000	75,833
3.600%, 04/01/2050		175,000	106,420
3.650%, 03/25/2041		18,000	12,926
3.850%, 04/01/2060		175,000	102,776
3.950%, 03/25/2051		115,000	73,575
4.100%, 03/25/2061		30,000	18,350
4.300%, 07/08/2034		53,000	47,303
4.700%, 09/27/2034		40,000	36,649
4.800%, 09/26/2032		415,000	394,877
4.900%, 02/06/2033		10,000	9,481
5.350%, 05/04/2033		160,000	155,420
5.500%, 09/27/2064		45,000	34,802
5.875%, 09/26/2045		48,000	42,018
6.000%, 08/03/2055		55,000	46,827
6.100%, 09/26/2065		80,000	66,931
6.850%, 02/04/2066		105,000	97,733
Qorvo, Inc. 3.375%, 04/01/2031 (C)		180,000	164,413
Rocket Software, Inc.
6.500%, 02/15/2029 (C)		69,000	62,132
9.000%, 11/28/2028 (C)		108,000	107,355
WULF Compute LLC 7.750%, 10/15/2030 (C)		55,000	57,769
			3,606,263
Materials – 0.7%
Bond US Bidco 1, Inc. 7.125%, 06/15/2033 (C)		200,000	201,945
Celanese US Holdings LLC
6.500%, 04/15/2030		100,000	101,913
7.000%, 02/15/2031		10,000	10,293
7.375%, 02/15/2034		25,000	25,828
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/2029 (C)		55,000	54,931
8.750%, 04/15/2030 (C)		75,000	73,981
FMC Corp. 8.000%, 06/01/2031 (C)		45,000	46,836
Glencore Funding LLC
5.634%, 04/04/2034 (C)		40,000	41,053
6.375%, 10/06/2030 (C)		155,000	163,392
Itelyum Regeneration SpA 5.750%, 04/15/2030	EUR	100,000	115,842
JH North America Holdings, Inc. 6.125%, 07/31/2032 (C)		$75,000	75,622
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (C)		50,000	47,865
5.875%, 03/01/2034 (C)		55,000	54,428

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Mauser Packaging Solutions Holding Company 9.250%, 04/15/2030 (C)	$100,000	$98,380
Southern Copper Corp. 5.350%, 06/24/2036	150,000	149,175
Tronox, Inc. 4.625%, 03/15/2029 (C)	105,000	73,505
		1,334,989
Real estate – 0.4%
American Assets Trust LP 3.375%, 02/01/2031	69,000	63,072
Hudson Pacific Properties LP
4.650%, 04/01/2029 (D)	57,000	53,992
5.950%, 02/15/2028	55,000	54,458
Kilroy Realty LP
3.050%, 02/15/2030	50,000	46,185
5.875%, 10/15/2035	285,000	281,688
Outfront Media Capital LLC 7.375%, 02/15/2031 (C)	100,000	103,991
Prologis Targeted U.S. Logistics Fund LP
4.250%, 01/15/2031 (C)	60,000	58,470
4.750%, 01/15/2036 (C)	130,000	124,658
		786,514
Utilities – 3.2%
Alabama Power Company
3.450%, 10/01/2049	75,000	53,201
4.150%, 08/15/2044	60,000	49,705
Arizona Public Service Company 5.700%, 08/15/2034	65,000	67,157
Atmos Energy Corp. 4.750%, 01/15/2032	180,000	179,431
Chpe LLC 5.100%, 06/30/2033 (C)	225,000	224,408
Clearway Energy Operating LLC
3.750%, 02/15/2031 (C)	60,000	55,651
4.750%, 03/15/2028 (C)	55,000	54,495
5.750%, 01/15/2034 (C)	10,000	9,805
Cleco Corporate Holdings LLC 3.375%, 09/15/2029	90,000	84,670
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	120,000	78,914
5.500%, 03/15/2055	40,000	38,127
5.750%, 11/15/2055	50,000	49,312
5.875%, 06/15/2056	120,000	120,634
Duke Energy Carolinas LLC 5.150%, 06/15/2036	160,000	160,162
Duke Energy Corp.
2.550%, 06/15/2031	95,000	85,658
3.300%, 06/15/2041	50,000	38,153
4.950%, 09/15/2035	35,000	34,251
5.450%, 06/15/2034	5,000	5,107
Duke Energy Florida LLC 1.750%, 06/15/2030	115,000	103,106
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	49,157
3.250%, 10/01/2049	105,000	71,507
Duke Energy Progress LLC 3.700%, 10/15/2046	125,000	94,551
Edison International
4.800%, 03/15/2031	120,000	116,745
5.250%, 03/15/2032	36,000	35,509
6.250%, 03/15/2030	150,000	154,075
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Eversource Energy
4.450%, 12/15/2030	$135,000	$132,678
5.125%, 05/15/2033	70,000	70,034
Georgia Power Company
4.300%, 03/15/2042	75,000	65,136
4.850%, 03/15/2031	160,000	161,008
NextEra Energy Capital Holdings, Inc.
6.200%, (6.200% to 10-1-36, then 5 Year CMT + 1.765%), 10/01/2056	205,000	204,802
6.625%, (6.625% to 10-1-46, then 5 Year CMT + 1.685%), 10/01/2066	255,000	258,926
NiSource, Inc. 5.300%, 05/18/2036	40,000	40,027
Pacific Gas & Electric Company
2.500%, 02/01/2031	270,000	242,237
3.300%, 08/01/2040	40,000	29,984
4.300%, 03/15/2045	48,000	37,761
4.600%, 06/15/2043	20,000	16,596
4.750%, 02/15/2044	40,000	33,870
5.050%, 10/15/2032	50,000	49,694
5.700%, 03/01/2035	70,000	70,731
5.800%, 05/15/2034	175,000	178,890
5.900%, 06/15/2032	25,000	25,856
5.900%, 10/01/2054	15,000	14,166
6.150%, 01/15/2033	105,000	109,694
6.300%, 08/15/2056	30,000	29,879
6.700%, 04/01/2053	35,000	36,407
6.750%, 01/15/2053	95,000	99,743
6.950%, 03/15/2034	50,000	54,525
PacifiCorp
5.100%, 04/15/2031	15,000	15,138
5.450%, 04/15/2033	90,000	91,362
5.800%, 04/15/2036	35,000	35,877
7.125%, (7.125% to 8-15-31, then 5 Year CMT + 3.292%), 08/15/2056	101,000	100,322
PG&E Corp. 6.850%, (6.850% to 9-15-31, then 5 Year CMT + 3.225%), 09/15/2056	85,000	84,698
Pinnacle West Capital Corp.
4.900%, 05/15/2028	131,000	131,462
5.150%, 05/15/2030	115,000	116,525
Public Service Company of Oklahoma 5.200%, 01/15/2035	180,000	179,218
Public Service Enterprise Group, Inc. 6.125%, 10/15/2033	50,000	52,920
Puget Energy, Inc. 5.725%, 03/15/2035	85,000	85,541
Southern California Edison Company
3.650%, 02/01/2050	35,000	24,215
3.900%, 03/15/2043	10,000	7,666
4.000%, 04/01/2047	84,000	62,622
4.125%, 03/01/2048	145,000	109,132
4.650%, 10/01/2043	20,000	16,923
5.150%, 06/01/2029	105,000	106,108
5.450%, 06/01/2052	96,000	85,762
5.700%, 03/01/2053	81,000	74,757
5.875%, 12/01/2053	50,000	47,466
5.900%, 03/01/2055	10,000	9,547
6.200%, 09/15/2055	10,000	9,942
Southern California Gas Company 6.000%, 06/15/2055	145,000	146,968
Southern Company Gas Capital Corp. 5.100%, 09/15/2035	65,000	64,429
Southern Power Company
4.800%, 06/15/2031	110,000	109,690

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern Power Company (continued)
4.900%, 10/01/2035		$60,000	$58,211
Southwestern Electric Power Company
5.200%, 04/01/2036		40,000	39,472
5.900%, 04/01/2056		30,000	29,625
Southwestern Public Service Company 5.300%, 08/15/2036		120,000	119,680
Virginia Electric & Power Company
2.450%, 12/15/2050		43,000	24,627
4.200%, 05/15/2045		10,000	8,235
4.950%, 03/15/2036		350,000	342,575
WEC Energy Group, Inc. 4.750%, 01/15/2028		130,000	130,321
Xcel Energy, Inc.
4.750%, 03/21/2028		75,000	75,212
5.600%, 04/15/2035		70,000	71,316
XPLR Infrastructure Operating Partners LP 7.250%, 01/15/2029 (C)		100,000	103,474
			6,747,173
TOTAL CORPORATE BONDS (Cost $35,583,216)			$35,408,055
CONVERTIBLE BONDS – 0.1%
Financials – 0.1%
Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.704%, (3 month EURIBOR + 4.500%), 12/15/2050 (E)	EUR	100,000	79,703
TOTAL CONVERTIBLE BONDS (Cost $75,039)			$79,703
MUNICIPAL BONDS – 0.1%
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029		$120,000	117,402
TOTAL MUNICIPAL BONDS (Cost $119,554)			$117,402
TERM LOANS (F) – 0.8%
Communication services – 0.7%
Charter Communications Operating LLC, 2023 Term Loan B4 (3 month CME Term SOFR + 2.000%) 5.692%, 12/07/2030		528,900	521,829
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%) 6.144%, 06/03/2033		1,025,192	1,025,100
			1,546,929
Consumer discretionary – 0.1%
Caesars Entertainment, Inc., Term Loan B 02/06/2030 TBD (G)		200,000	192,938
TOTAL TERM LOANS (Cost $1,734,022)			$1,739,867
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.4%
Commercial and residential – 13.4%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E (1 month CME Term SOFR + 2.419%) 6.031%, 09/15/2034 (C)(E)		214,000	212,796
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(H)		38,916	37,592
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(H)		93,063	80,289
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC (continued)
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(H)	$87,910	$74,545
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(H)	203,798	176,813
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(H)	350,132	293,457
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(H)	155,972	139,648
Series 2022-2, Class A1, 4.076%, 01/25/2067 (C)(H)	47,575	44,898
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(H)	69,780	67,705
BANK
Series 2017-BNK8, Class XA IO, 0.839%, 11/15/2050	3,558,865	20,859
Series 2019-BN18, Class XA IO, 1.024%, 05/15/2062	1,346,650	29,759
Series 2019-BN20, Class XA IO, 0.922%, 09/15/2062	2,136,080	46,356
Series 2019-BN22, Class XA IO, 0.694%, 11/15/2062	2,370,416	40,217
Series 2019-BN23, Class XA IO, 0.798%, 12/15/2052	1,880,453	36,061
Series 2019-BN24, Class XA IO, 0.749%, 11/15/2062	1,149,954	22,124
Series 2020-BN28, Class XA IO, 1.875%, 03/15/2063	2,482,266	147,064
Series 2023-BNK45, Class XA IO, 1.281%, 02/15/2056	882,453	45,693
BANK5 Series 2026-5YR20, Class B 5.535%, 02/15/2059	278,000	278,554
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.603%, 02/15/2050	2,479,472	4,950
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (H)	110,000	100,917
Series 2024-C24, Class XA IO, 1.863%, 02/15/2057	990,207	84,961
Series 2025-5C34, Class AS, 5.990%, 05/15/2058 (H)	175,000	178,984
Series 2025-C32, Class XA IO, 1.343%, 02/15/2062	989,766	75,724
Series 2026-5C40, Class B, 5.780%, 02/15/2059 (H)	70,000	70,657
Series 2026-5C42, Class AS, 5.902%, 06/15/2059	140,000	143,970
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.640%, 01/15/2051	771,084	5,324
Series 2018-B4, Class XA IO, 0.610%, 07/15/2051	1,965,834	17,067
Series 2018-B8, Class XA IO, 0.771%, 01/15/2052	4,254,896	47,942
Series 2019-B10, Class XA IO, 1.378%, 03/15/2062	2,597,917	72,391
Series 2019-B12, Class XA IO, 1.131%, 08/15/2052	906,484	19,648
Series 2019-B15, Class A5, 2.928%, 12/15/2072	565,000	526,524

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B18, Class XA IO, 1.874%, 07/15/2053	$528,778	$25,397
Series 2020-B22, Class XA IO, 1.602%, 01/15/2054	1,138,676	60,463
Series 2026-V20, Class B, 5.687%, 02/15/2059 (H)	85,000	85,550
BINOM Mortgage Loan Trust Series 2026-NQM1, Class A1 5.060%, 02/25/2066 (C)(H)	175,471	173,953
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(H)	92,503	84,588
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class B (1 month CME Term SOFR + 1.900%) 5.525%, 12/15/2042 (C)(E)	245,000	245,459
BOS Trust Series 2026-LYRK, Class B 5.643%, 05/11/2041 (C)(H)	230,000	228,250
BPR Trust Series 2024-PMDW, Class B 5.850%, 11/05/2041 (C)(H)	100,000	101,144
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (C)(H)	38,646	36,661
Bridge Commercial Mortgage Trust Series 2026-MF, Class B (1 month CME Term SOFR + 1.600%) 5.200%, 06/15/2039 (C)(E)	100,000	100,250
BSTN Commercial Mortgage Trust Series 2025-HUB, Class A 5.062%, 04/13/2041 (C)(H)	100,000	99,102
BX Commercial Mortgage Trust
Series 2026-ALOHA, Class B (1 month CME Term SOFR + 1.550%), 5.175%, 04/15/2043 (C)(E)	595,000	595,000
Series 2026-CSMO, Class B (1 month CME Term SOFR + 1.700%), 5.325%, 02/15/2043 (C)(E)	250,000	251,719
Series 2026-LP3, Class B (1 month CME Term SOFR + 1.550%), 5.175%, 04/15/2043 (C)(E)	331,855	333,099
BX Trust
Series 2025-ARIA, Class B, 5.350%, 12/13/2042 (C)(H)	145,000	144,700
Series 2026-CART, Class B (1 month CME Term SOFR + 1.350%), 4.975%, 02/15/2036 (C)(E)	120,000	119,850
Series 2026-CIP, Class B (1 month CME Term SOFR + 1.450%), 5.075%, 05/15/2038 (C)(E)	100,000	100,312
Series 2026-CIP, Class C (1 month CME Term SOFR + 1.650%), 5.275%, 05/15/2038 (C)(E)	100,000	100,313
Series 2026-CLS, Class A (1 month CME Term SOFR + 1.400%), 5.025%, 05/15/2043 (C)(E)	265,000	265,248
Series 2026-ORBT, Class B (1 month CME Term SOFR + 1.550%), 5.219%, 07/15/2043 (C)(E)	100,000	100,000
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Trust (continued)
Series 2026-RISE, Class B (1 month CME Term SOFR + 1.450%), 5.075%, 04/15/2041 (C)(E)	$100,000	$100,156
Citigroup Commercial Mortgage Trust Series 2016-C3, Class C 4.104%, 11/15/2049 (H)	288,000	253,843
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.956%, 09/27/2066 (C)(H)	431,533	359,620
Series 2026-1, Class A1, 4.758%, 02/25/2071 (C)(H)	114,975	113,464
Series 2026-1, Class A3 (5.112% to 2-1-30, then 6.112% thereafter), 5.112%, 02/25/2071 (C)	97,436	96,087
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	97,833
Series 2022-HC, Class D, 4.084%, 01/10/2039 (C)(H)	100,000	96,567
Series 2024-CBM, Class B, 6.511%, 12/10/2041 (C)(H)	137,000	138,083
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(H)	103,466	96,941
Series 2021-NQM8, Class A1, 2.841%, 10/25/2066 (C)(H)	173,829	157,370
Series 2021-RPL4, Class A1, 4.148%, 12/27/2060 (C)(H)	101,447	101,116
Series 2022-NQM1, Class A1, 3.265%, 11/25/2066 (C)(H)	454,909	412,564
CSAIL Commercial Mortgage Trust Series 2016-C6, Class XA IO 1.539%, 01/15/2049	20,350	1
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.697%, 09/15/2053	406,755	15,081
DC Trust
Series 2024-HLTN, Class A, 5.933%, 04/13/2040 (C)(H)	90,000	90,034
Series 2024-HLTN, Class C, 7.286%, 04/13/2040 (C)(H)	45,000	44,543
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(H)	58,143	51,734
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(H)	64,688	54,880
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(H)	199,584	175,771
Series 2025-INV5, Class A3 (5.381% to 11-1-29, then 6.381% thereafter), 5.381%, 12/25/2070 (C)	136,717	135,489
Extended Stay America Trust
Series 2026-ESH2, Class B (1 month CME Term SOFR + 1.400%), 5.025%, 02/15/2043 (C)(E)	252,969	253,759
Series 2026-ESH2, Class E (1 month CME Term SOFR + 2.900%), 6.525%, 02/15/2043 (C)(E)	98,377	99,374

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FS Trust Series 2026-PALM, Class B (1 month CME Term SOFR + 1.700%) 5.350%, 07/15/2041 (C)(E)	$100,000	$99,781
GCAT Trust
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(H)	159,272	139,515
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(H)	99,994	92,856
Series 2022-HX1, Class A1, 2.885%, 12/27/2066 (C)(H)	301,792	274,743
GS Mortgage Securities Trust Series 2024-70P, Class B 5.887%, 03/10/2041 (C)(H)	295,000	293,463
GS Mortgage-Backed Securities Trust
Series 2026-NQM1, Class A1, 4.869%, 03/25/2066 (C)(H)	128,394	126,655
Series 2026-NQM1, Class A3 (5.225% to 1-1-30, then 6.225% thereafter), 5.225%, 03/25/2066 (C)	88,548	87,574
Series 2026-NQM4, Class A2 (5.664% to 5-1-30, then 6.664% thereafter), 5.664%, 06/25/2066 (C)	96,907	96,501
Home, Ltd. Series 2026-1, Class M1B (30 day Average SOFR + 2.150%) 5.778%, 01/25/2036 (C)(E)	300,000	300,831
HTL Commercial Mortgage Trust
Series 2024-T53, Class B, 6.774%, 05/10/2039 (C)(H)	130,000	130,700
Series 2024-T53, Class C, 7.324%, 05/10/2039 (C)(H)	100,000	100,608
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(H)	127,762	107,564
Series 2022-NQM2, Class A1, 4.638%, 03/25/2067 (C)	433,628	411,951
INT Commercial Mortgage Trust Series 2025-PLAZA, Class A 5.041%, 11/05/2037 (C)(H)	105,000	104,607
JP Morgan Mortgage Trust Series Series 2026-LTV1, Class A1 5.416%, 09/25/2056 (C)(H)	69,733	69,456
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class A5, 2.870%, 08/15/2049	58,730	58,558
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (C)	160,000	144,002
JW Commercial Mortgage Trust Series 2026-MRCO, Class B (1 month CME Term SOFR + 1.700%) 5.325%, 06/15/2039 (C)(E)	25,000	25,094
KRE Commercial Mortgage Trust Series 2026-ICNA, Class A (1 month CME Term SOFR + 1.850%) 5.475%, 05/15/2043 (C)(E)	425,000	425,531
KSL Commercial Mortgage Trust Series 2026-HT3, Class B (1 month CME Term SOFR + 1.800%) 5.400%, 06/15/2043 (C)(E)	105,000	105,197
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1, 5.750%, 04/25/2061 (C)	$79,601	$79,656
Series 2021-GS3, Class A1, 5.750%, 07/25/2061 (C)	106,339	106,470
Series 2021-GS4, Class A1, 5.650%, 11/25/2060 (C)	54,793	54,841
MAD Commercial Mortgage Trust Series 2025-11MD, Class B 5.265%, 10/15/2042 (C)(H)	280,000	278,914
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(H)	9,247	8,886
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(H)	87,715	77,616
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	573,283
Series 2017-H1, Class XA IO, 1.404%, 06/15/2050	558,076	3,990
Series 2021-230P, Class B (1 month CME Term SOFR + 1.563%), 5.189%, 12/15/2038 (C)(E)	150,000	137,838
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1 (4.250% to 9-1-29, then 5.250% thereafter), 4.250%, 02/25/2065 (C)(H)	379,257	366,865
Series 2026-DSC1, Class A1, 4.767%, 01/25/2071 (C)(H)	238,289	234,645
Series 2026-DSC1, Class A3 (5.172% to 1-1-30, then 6.172% thereafter), 5.172%, 01/25/2071 (C)	112,309	110,482
Series 2026-DSC2, Class A1, 5.440%, 04/27/2071 (C)(H)	490,981	489,701
Series 2026-DSC2, Class A2 (5.693% to 4-1-30, then 6.693% thereafter), 5.693%, 04/27/2071 (C)	211,122	210,575
Series 2026-DSC2, Class A3 (5.794% to 4-1-30, then 6.794% thereafter), 5.794%, 04/27/2071 (C)	98,196	97,942
Series 2026-NQM4, Class A1, 5.075%, 03/25/2071 (C)(H)	259,516	257,278
Series 2026-NQM4, Class A2 (5.400% to 4-1-30, then 6.400% thereafter), 5.400%, 03/25/2071 (C)	96,117	95,507
Series 2026-NQM4, Class A3 (5.552% to 4-1-30, then 6.552% thereafter), 5.552%, 03/25/2071 (C)	144,175	143,262
Natixis Commercial Mortgage Securities Trust Series 2018-SOX, Class C 4.932%, 06/17/2038 (C)(H)	100,000	96,812
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(H)	92,284	88,880
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(H)	108,250	102,137
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 5.263%, 06/25/2057 (C)(E)	76,263	77,522
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(H)	69,861	67,652

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 4.513%, 01/25/2048 (C)(E)	$94,971	$93,872
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(H)	95,254	89,181
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(H)	20,557	19,789
Series 2025-NQM7, Class A1, 5.010%, 10/26/2065 (C)(H)	184,129	183,266
Series 2025-NQM7, Class A3 (5.365% to 12-1-29, then 6.365% thereafter), 5.365%, 10/26/2065 (C)	217,690	217,328
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(H)	242,491	210,858
NRTH Commercial Mortgage Trust Series 2025-PARK, Class B (1 month CME Term SOFR + 1.643%) 5.268%, 10/15/2040 (C)(E)	35,000	35,088
NYC Commercial Mortgage Trust
Series 2025-300P, Class B, 5.176%, 07/13/2042 (C)(H)	250,000	248,064
Series 2025-3BP, Class B (1 month CME Term SOFR + 1.692%), 5.318%, 02/15/2042 (C)(E)	385,000	385,241
Series 2026-1PARK, Class A (1 month CME Term SOFR + 1.250%), 4.883%, 02/15/2043 (C)(E)	100,000	99,938
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(H)	161,369	143,065
Series 2026-CES1, Class A1A (5.192% to 4-1-30, then 6.192% thereafter), 5.192%, 04/25/2056 (C)	94,865	94,370
Series 2026-NQM2, Class A1, 4.818%, 12/01/2065 (C)(H)	128,883	127,866
Series 2026-NQM2, Class A2 (5.042% to 1-1-30, then 6.042% thereafter), 5.042%, 12/01/2065 (C)	229,126	227,557
Series 2026-NQM2, Class A3 (5.143% to 1-1-30, then 6.143% thereafter), 5.143%, 12/01/2065 (C)	157,524	155,513
Series 2026-NQM6, Class A2 (5.316% to 4-1-30, then 6.316% thereafter), 5.316%, 04/26/2066 (C)	97,409	96,980
Series 2026-NQM6, Class A3 (5.417% to 4-1-30, then 6.417% thereafter), 5.417%, 04/26/2066 (C)	146,113	145,469
Onity Loan Investment Trust
Series 2025-HB2, Class A, 3.000%, 11/25/2038 (C)(H)	56,829	55,476
Series 2025-HB2, Class M1, 3.000%, 11/25/2038 (C)(H)	135,000	126,982
Pretium Mortgage Credit Partners LLC
Series 2025-NPL11, Class A1 (5.193% to 9-25-28, then 8.193% to 9-25-29, then 9.193% thereafter), 5.193%, 10/25/2055 (C)	582,495	582,821
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Pretium Mortgage Credit Partners LLC (continued)
Series 2025-NPL14, Class A1 (5.265% to 12-25-28, then 8.265% to 12-25-29, then 9.625% thereafter), 5.265%, 12/25/2055 (C)	$226,380	$223,897
Series 2025-NPL14, Class A2 (6.779% to 12-25-28, then 10.779% thereafter), 6.779%, 12/25/2055 (C)	175,000	175,202
Series 2025-NPL6, Class A1 (5.744% to 6-25-28, then 8.744% to 6-25-29, then 11.744% thereafter), 5.744%, 06/25/2055 (C)	439,626	440,003
Series 2025-NPL7, Class A1 (5.657% to 7-25-28, then 8.657% to 7-25-29, then 11.657% thereafter), 5.657%, 07/25/2055 (C)	287,071	287,232
Series 2025-NPL8, Class A1 (5.732% to 7-25-28, then 8.732% to 7-25-29, then 9.732% thereafter), 5.732%, 08/25/2055 (C)	270,005	270,228
Series 2025-NPL9, Class A1 (5.391% to 8-25-28, then 8.391% to 8-25-29, then 9.391% thereafter), 5.391%, 08/25/2055 (C)	366,043	366,179
Series 2025-RPL5, Class A1 (4.150% to 10-1-29, then 5.150% thereafter), 4.150%, 01/25/2070 (C)	424,888	411,413
Series 2025-RPL6, Class A1 (3.850% to 11-1-29, then 4.850% thereafter), 3.850%, 09/25/2069 (C)	384,855	368,233
Series 2025-RPL6, Class A2 (3.850% to 11-1-29, then 4.850% thereafter), 3.850%, 09/25/2069 (C)	100,000	93,121
Series 2026-NPL2, Class A1 (5.074% to 1-25-29, then 8.074% to 1-25-30, then 9.074% thereafter), 5.074%, 02/25/2056 (C)	557,249	552,892
Series 2026-NPL3, Class A2 (6.219% to 2-25-30, then 10.219% thereafter), 6.219%, 02/25/2056 (C)	100,000	99,038
Series 2026-NPL6, Class A2 (6.657% to 5-25-30, then 10.657% thereafter), 6.657%, 06/25/2056 (C)	100,000	99,977
Progress Residential Trust
Series 2022-SFR5, Class A, 4.451%, 06/17/2039 (C)	97,676	97,130
Series 2022-SFR6, Class A, 4.451%, 07/20/2039 (C)	616,865	614,200
Series 2022-SFR7, Class A, 4.750%, 10/27/2039 (C)	160,743	160,186
Series 2025-SFR1, Class A, 3.400%, 02/17/2042 (C)	298,481	283,160
Series 2026-SFR1, Class B, 4.000%, 02/17/2043 (C)	255,000	240,599
Series 2026-SFR1, Class C, 4.000%, 02/17/2043 (C)	160,000	150,035
Series 2026-SFR3, Class D, 4.250%, 07/17/2043 (C)	100,000	92,949

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
PRPM LLC
Series 2024-6, Class A1 (5.699% to 11-25-27, then 8.699% to 11-25-28, then 9.699% thereafter), 5.699%, 11/25/2029 (C)	$81,896	$81,938
Series 2024-7, Class A1 (5.870% to 11-25-27, then 8.870% to 11-25-28, then 9.870% thereafter), 5.870%, 11/25/2029 (C)	132,711	132,792
Series 2025-3, Class A1 (6.255% to 5-1-28, then 9.255% to 5-1-29, then 10.255% thereafter), 6.255%, 05/25/2030 (C)	71,561	71,536
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter), 5.774%, 08/25/2028 (C)	246,485	245,679
Series 2025-7, Class A1 (5.503% to 8-1-28, then 8.503% to 8-1-29, then 9.503% thereafter), 5.503%, 08/25/2030 (C)	168,164	167,468
Series 2025-RPL3, Class A1 (3.250% to 4-1-28, then 4.250% thereafter), 3.250%, 04/25/2055 (C)	612,267	591,882
Series 2026-RCF1, Class A1 (4.845% to 1-1-30, then 5.845% thereafter), 4.845%, 01/25/2056 (C)	90,075	89,098
RFR Trust Series 2025-SGRM, Class B 5.863%, 03/11/2041 (C)(H)	335,000	335,835
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(H)	271,564	227,321
SHOPS Commercial Mortgage Trust Series 2026-CSTL, Class A 4.971%, 05/05/2039 (C)(H)	170,000	168,763
SPGN Trust Series 2026-TFLM, Class B (1 month CME Term SOFR + 1.400%) 5.025%, 02/15/2041 (C)(E)	100,000	99,406
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(H)	22,191	21,215
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(H)	255,304	224,583
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(H)	523,543	467,191
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(H)	59,309	53,632
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(H)	90,276	77,520
Series 2021-8, Class A1, 2.824%, 11/25/2066 (C)(H)	175,274	159,713
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(H)	49,772	47,498
Series 2022-1, Class A1, 3.724%, 01/25/2067 (C)	259,688	243,846
Series 2022-3, Class A1, 5.130%, 02/25/2067 (C)	61,388	58,409
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class D 3.901%, 05/15/2048 (H)	$33,740	$30,452
		28,254,973
U.S. Government Agency – 4.0%
Federal Home Loan Mortgage Corp.
Series 2021-DNA7, Class B1 (30 day Average SOFR + 3.650%), 7.278%, 11/25/2041 (C)(E)	194,000	195,852
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 6.528%, 04/25/2042 (C)(E)	168,000	170,456
Series 2022-DNA6, Class M1B (30 day Average SOFR + 3.700%), 7.328%, 09/25/2042 (C)(E)	200,000	206,313
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 7.178%, 08/25/2042 (C)(E)	70,000	71,938
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%), 7.128%, 05/25/2043 (C)(E)	445,000	462,824
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 6.978%, 06/25/2043 (C)(E)	460,000	472,406
Series 2026-DNA2, Class B1 (30 day Average SOFR + 2.100%), 5.728%, 03/25/2046 (C)(E)	210,000	213,110
Series 2026-HQA1, Class M2 (30 day Average SOFR + 1.500%), 5.128%, 05/25/2046 (C)(E)	80,000	79,990
Series 2026-MN14, Class M2 (30 day Average SOFR + 2.700%), 6.290%, 06/25/2046 (C)(E)	75,000	75,107
Series 3883, Class PB, 3.000%, 05/15/2041	32,190	30,649
Series 5055, Class DG, 1.500%, 12/25/2050	316,936	256,339
Series 5170, Class DP, 2.000%, 07/25/2050	292,484	256,564
Series 5544, Class B, 5.000%, 08/25/2052	358,143	356,956
Series K064, Class X1 IO, 0.719%, 03/25/2027	1,978,692	5,049
Series K068, Class A2, 3.244%, 08/25/2027	545,000	538,263
Series K104, Class X1 IO, 1.225%, 01/25/2030	1,238,276	41,424
Series K111, Class X1 IO, 1.669%, 05/25/2030	535,167	26,935
Series K114, Class X1 IO, 1.201%, 06/25/2030	1,569,619	58,381
Series K121, Class X1 IO, 1.105%, 10/25/2030	819,138	28,623
Series K122, Class X1 IO, 0.953%, 11/25/2030	463,777	14,614
Series K124, Class X1 IO, 0.801%, 12/25/2030	1,878,645	50,456
Series K545, Class A2, 4.290%, 07/25/2030 (H)	530,000	525,761
Series K549, Class A2, 4.340%, 09/25/2030 (H)	525,000	521,646

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	$33,883	$31,692
Series 2012-21, Class PQ, 2.000%, 09/25/2041	16,721	15,842
Series 2012-52, Class PA, 3.500%, 05/25/2042	29,403	28,164
Series 2015-48, Class QB, 3.000%, 02/25/2043	18,083	17,823
Series 2016-11, Class GA, 2.500%, 03/25/2046	50,125	46,651
Series 2016-38, Class NA, 3.000%, 01/25/2046	27,984	26,009
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	236,211
Series 2017-26, Class CG, 3.500%, 07/25/2044	10,955	10,902
Series 2017-34, Class JK, 3.000%, 05/25/2047	12,192	11,956
Series 2017-35, Class AH, 3.500%, 04/25/2053	10,954	10,908
Series 2017-49, Class JA, 4.000%, 07/25/2053	20,404	20,306
Series 2017-84, Class KA, 3.500%, 04/25/2053	26,575	26,318
Series 2018-23, Class LA, 3.500%, 04/25/2048	85,042	80,730
Series 2018-70, Class HA, 3.500%, 10/25/2056	48,091	46,709
Series 2019-12, Class HA, 3.500%, 11/25/2057	100,576	96,015
Series 2019-14, Class CA, 3.500%, 04/25/2049	88,260	84,467
Series 2019-45, Class PT, 3.000%, 08/25/2049	89,522	80,710
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%), 6.728%, 10/25/2041 (C)(E)	80,000	80,520
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	630,697
Series 2022-R01, Class 1B1 (30 day Average SOFR + 3.150%), 6.778%, 12/25/2041 (C)(E)	188,000	189,464
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.128%, 01/25/2042 (C)(E)	395,000	402,717
Series 2022-R02, Class 2B2 (30 day Average SOFR + 7.650%), 11.278%, 01/25/2042 (C)(E)	275,000	284,238
Series 2022-R04, Class 1B2 (30 day Average SOFR + 9.500%), 13.128%, 03/25/2042 (C)(E)	150,000	158,469
Series 2023-R03, Class 2B1 (30 day Average SOFR + 6.350%), 9.978%, 04/25/2043 (C)(E)	170,000	184,536
Series 2026-R01, Class 2M2 (30 day Average SOFR + 1.350%), 4.978%, 01/25/2046 (C)(E)	350,000	349,091
Series 2026-R03, Class 2M2 (30 day Average SOFR + 1.550%), 5.178%, 04/25/2046 (C)(E)	175,000	175,620
Series 415, Class A3, 3.000%, 11/25/2042	70,692	64,465
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2006-38, Class XS IO, 3.502%, 09/16/2035	$2,815	$19
Series 2013-37, Class LG, 2.000%, 01/20/2042	14,636	14,444
Series 2025-110, Class J, 5.000%, 09/20/2051	379,716	376,628
		8,441,977
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,968,701)		$36,696,950
ASSET-BACKED SECURITIES – 7.4%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	27,472	27,315
ACREC LLC Series 2026-FL4, Class AS (1 month CME Term SOFR + 1.600%) 5.237%, 01/18/2043 (C)(E)	135,000	135,042
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (C)	265,000	265,278
American Credit Acceptance Receivables Trust Series 2026-2, Class B 4.500%, 10/08/2030 (C)	60,000	59,737
Aquarian CLO 1, Ltd.
Series 1A, Class B (3 month CME Term SOFR + 1.700%) 5.432%, 07/20/2039 (C)(E)	250,000	250,000
Series 1A, Class C (3 month CME Term SOFR + 2.000%) 5.732%, 07/20/2039 (C)(E)	250,000	250,000
AREIT, Ltd. Series 2025-CRE11, Class AS (1 month CME Term SOFR + 1.750%) 5.386%, 07/25/2043 (C)(E)	140,000	140,044
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, Class B 5.580%, 12/20/2030 (C)	100,000	100,997
Bain Capital Credit CLO, Ltd. Series 2022-5A, Class CRR (3 month CME Term SOFR + 1.750%) 5.417%, 01/24/2037 (C)(E)	250,000	249,277
BDS LLC Series 2026-FL17, Class AS (1 month CME Term SOFR + 1.550%) 5.189%, 05/19/2043 (C)(E)	180,000	180,056
Benefit Street Partners CLO XXXI, Ltd. Series 2023-31A, Class BR (3 month CME Term SOFR + 1.750%) 5.417%, 04/25/2038 (C)(E)	270,000	270,723
Blue Owl Asset Leasing Trust Series 2024-1A, Class B 5.410%, 03/15/2030 (C)	100,000	100,549
Business Jet Securities LLC
Series 2026-1A, Class A 5.464%, 06/15/2041 (C)	125,000	125,233
Series 2026-1A, Class B 6.099%, 06/15/2041 (C)	100,000	100,184

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
BXMT, Ltd. Series 2026-FL6, Class A (1 month CME Term SOFR + 1.450%) 5.089%, 08/19/2043 (C)(E)	$120,000	$120,075
CarMax Select Receivables Trust Series 2026-B, Class C 5.190%, 10/15/2032	110,000	110,262
Castlelake Aircraft Structured Trust Series 2026-2A, Class A 5.333%, 04/15/2051 (C)	244,055	241,707
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	101,376	83,752
Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	122,595	100,334
Series 2022-1A, Class A1 5.970%, 08/15/2062 (C)	97,984	97,617
Commercial Equipment Finance LLC
Series 2024-1A, Class A 5.970%, 07/16/2029 (C)	55,625	55,826
Series 2025-1A, Class A 4.830%, 05/15/2031 (C)	242,792	242,623
DB Master Finance LLC Series 2026-1A, Class A2I 5.200%, 05/20/2056 (C)	185,000	184,884
Dryden 83 CLO, Ltd. Series 2020-83A, Class BR2 (3 month CME Term SOFR + 1.550%) 5.190%, 04/18/2037 (C)(E)	250,000	250,000
Eclipse Aircraft LLC Series 2026-1, Class A 5.626%, 05/15/2051 (C)	367,377	365,931
Exeter Automobile Receivables Trust
Series 2025-4A, Class B 4.400%, 05/15/2030	110,000	109,848
Series 2025-5A, Class D 5.160%, 03/15/2032	225,000	223,873
Series 2026-3A, Class D 5.440%, 10/15/2032	165,000	165,172
First Investors Auto Owner Trust Series 2026-1A, Class C 5.380%, 07/15/2032 (C)	170,000	170,590
FirstKey Homes Trust Series 2022-SFR1, Class A 4.145%, 05/19/2039 (C)	133,377	132,399
GCM CLO, Ltd. Series 2026-1A, Class C (3 month CME Term SOFR + 1.850%) 5.546%, 07/20/2039 (C)(E)	250,000	251,071
GLS Auto Select Receivables Trust Series 2025-3A, Class B 4.810%, 09/15/2031 (C)	433,000	432,230
GreenSky Home Improvement Issuer Trust Series 2025-2A, Class B 5.070%, 06/25/2060 (C)	100,000	99,619
GS REFT Issuer, Ltd. Series 2026-FL1, Class AS (1 month CME Term SOFR + 1.650%) 5.289%, 10/19/2043 (C)(E)	100,000	100,094
Hertz Vehicle Financing III LLC Series 2025-2A, Class A 5.130%, 09/25/2031 (C)	145,000	145,098
Jersey Mike's Funding LLC Series 2026-1A, Class A2I 4.952%, 02/15/2056 (C)	214,463	211,576
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Kinetic ABS Issuer LLC Series 2026-2A, Class A2 5.834%, 06/25/2058 (C)	$175,000	$176,610
Magnetite XXXI, Ltd. Series 2021-31A, Class CR (3 month CME Term SOFR + 1.550%) 5.223%, 07/15/2034 (C)(E)	250,000	249,125
MAPS Trust
Series 2026-1A, Class A 5.201%, 01/15/2051 (C)	286,060	280,924
Series 2026-2A, Class A 5.523%, 06/15/2051 (C)	250,000	249,999
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 5.389%, 02/19/2037 (C)(E)	335,000	335,195
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	92,033	82,024
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	172,085	174,416
Neuberger Berman Loan Advisers CLO 42, Ltd. Series 2021-42A, Class CR (3 month CME Term SOFR + 1.850%) 5.530%, 07/16/2036 (C)(E)	275,000	275,400
NMEF Funding LLC Series 2025-B, Class B 4.730%, 01/18/2033 (C)	165,000	164,868
Post Road Equipment Finance LLC Series 2025-1A, Class B 5.040%, 05/15/2031 (C)	100,000	100,526
Rad CLO 12, Ltd. Series 2021-12A, Class A1AR (3 month CME Term SOFR + 1.320%) 4.983%, 07/30/2040 (C)(E)	395,000	395,656
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	395,000	391,017
RR 23, Ltd. Series 2022-23A, Class A2R2 (3 month CME Term SOFR + 1.650%) 5.323%, 07/15/2037 (C)(E)	520,000	520,511
Sabey Data Center Issuer LLC Series 2024-1, Class A2 6.000%, 04/20/2049 (C)	65,000	65,171
SCF Equipment Leasing LLC Series 2025-1A, Class A3 5.110%, 11/21/2033 (C)	170,000	171,446
Securitized Term Auto Receivables Trust Series 2025-B, Class B 4.925%, 12/29/2032 (C)	127,071	127,649
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	116,313
SLAM, Ltd. Series 2026-1A, Class A 5.547%, 07/15/2051 (C)	328,655	327,710
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.900%, 07/25/2048 (C)	225,000	225,095
Series 2024-1A, Class A2 5.900%, 03/25/2049 (C)	120,000	120,542

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
STAR Trust
Series 2026-SFR7, Class B (1 month CME Term SOFR + 1.700%) 5.337%, 05/17/2043 (C)(E)	$105,000	$105,213
Series 2026-SFR7, Class C (1 month CME Term SOFR + 2.000%) 5.637%, 05/17/2043 (C)(E)	100,000	100,279
Symphony CLO 37, Ltd. Series 2022-37A, Class CR2 (3 month CME Term SOFR + 1.750%) 5.425%, 01/20/2037 (C)(E)	250,000	249,281
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	878,355	818,294
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class BR (3 month CME Term SOFR + 1.650%) 5.325%, 07/20/2038 (C)(E)	300,000	300,427
Tricon Residential Trust
Series 2026-SFR1, Class A (1 month CME Term SOFR + 1.100%) 4.726%, 02/17/2043 (C)(E)	284,307	283,944
Series 2026-SFR1, Class B (1 month CME Term SOFR + 1.350%) 4.976%, 02/17/2043 (C)(E)	99,992	99,893
VB Issuer LLC Series 2024-1A, Class C2 5.590%, 05/15/2054 (C)	255,000	256,444
VB-S1 Issuer LLC Series 2026-1A, Class C2 4.693%, 03/15/2056 (C)	110,000	107,496
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 5.065%, 04/15/2034 (C)(E)	655,000	655,249
VFI ABS LLC Series 2025-1A, Class A 4.780%, 06/24/2030 (C)	58,887	58,935
VOLT CII LLC Series 2021-NP11, Class A1 5.868%, 08/25/2051 (C)	33,002	33,008
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	214,946	209,983
Series 2021-1A, Class A2II 2.775%, 06/15/2051 (C)	626,994	553,576
Westlake Automobile Receivables Trust Series 2026-2A, Class D 5.250%, 03/15/2032 (C)	345,000	344,571
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	197,000	191,325
Series 2024-1A, Class A2 5.858%, 12/05/2054 (C)	110,000	110,924
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (C)	290,000	290,948
TOTAL ASSET-BACKED SECURITIES (Cost $15,359,290)		$15,469,003
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 0.2%
John Hancock Collateral Trust, 3.6026% (I)(J)	38,028	380,254
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.5%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-26 at 3.650% to be repurchased at $3,200,324 on 7-1-26, collateralized by $3,564,500 U.S. Treasury Bonds, 4.000% due 11-15-42 (valued at $3,264,013)	$3,200,000	$3,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,580,273)		$3,580,254
Total Investments (Investment Quality Bond Trust) (Cost $259,298,873) – 117.5%		$247,437,811
Other assets and liabilities, net – (17.5%)		(36,901,253)
TOTAL NET ASSETS – 100.0%		$210,536,558
SALE COMMITMENTS OUTSTANDING - (7.4)%
U.S. Government Agency – (7.4%)
Federal National Mortgage Association
4.000%, TBA (B)	$(1,325,000)	$(1,238,927)
5.000%, TBA (B)	(295,000)	(290,241)
5.500%, TBA (B)	(1,630,000)	(1,655,469)
5.500%, TBA (B)	(5,910,000)	(5,940,933)
5.500%, TBA (B)	(2,600,000)	(2,608,633)
Government National Mortgage Association
2.500%, TBA (B)	(740,000)	(631,656)
4.500%, TBA (B)	(2,365,000)	(2,265,002)
5.000%, TBA (B)	(965,000)	(951,276)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $15,592,887)		$(15,582,137)
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $56,487,060 or 26.8% of the fund's net assets as of 6-30-26.
(D)	All or a portion of this security is on loan as of 6-30-26.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
Investment Quality Bond Trust (continued)
(I)	The rate shown is the annualized seven-day yield as of 6-30-26.
(J)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	35	Long	Sep 2026	$2,621,067	$2,661,125	$40,058
10-Year U.S. Treasury Note Futures	14	Long	Sep 2026	1,540,020	1,538,469	(1,551)
5-Year U.S. Treasury Note Futures	82	Long	Sep 2026	8,778,646	8,777,841	(805)
Euro-Buxl Futures	4	Long	Sep 2026	497,591	508,320	10,729
Ultra 10-Year U.S. Treasury Note Futures	27	Long	Sep 2026	3,032,804	3,036,656	3,852
2-Year U.S. Treasury Note Futures	15	Short	Sep 2026	(3,090,567)	(3,091,992)	(1,425)
Euro SCHATZ Futures	49	Short	Sep 2026	(5,916,880)	(5,932,424)	(15,544)
Euro-OAT Futures	5	Short	Sep 2026	(679,385)	(685,446)	(6,061)
German Euro BUND Futures	4	Short	Sep 2026	(574,496)	(581,995)	(7,499)
U.K. Long Gilt Bond Futures	8	Short	Sep 2026	(942,717)	(946,661)	(3,944)
U.S. Treasury Long Bond Futures	13	Short	Sep 2026	(1,438,918)	(1,475,500)	(36,582)
Ultra U.S. Treasury Bond Futures	17	Short	Sep 2026	(1,943,805)	(1,974,656)	(30,851)
						$(49,623)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	456,000	USD	523,539	DB	7/31/2026	—	$(1,901)
USD	2,743,989	EUR	2,390,000	DB	7/31/2026	$9,962	—
USD	169,936	EUR	149,000	MSI	7/31/2026	—	(511)
USD	271,412	GBP	205,000	JPM	7/31/2026	—	(505)
						$9,962	$(2,917)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,187,000	USD	Fixed 1.560%	USD Compounded SOFR(a)	Annual	Annual	Dec 2041	$(5,137)	$373,754	$368,617
Centrally cleared	3,640,000	USD	Fixed 4.160%	USD Compounded SOFR(a)	Annual	Annual	Mar 2045	(7,516)	34,020	26,504
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR(a)	Annual	Annual	Mar 2053	598	223,048	223,646
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR(a)	Annual	Annual	Jun 2053	(3,649)	61,398	57,749
								$(15,704)	$692,220	$676,516
(a)	At 6-30-26, the overnight SOFR was 3.680%.
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Oracle Corp.	1.543%	560,000	USD	$560,000	1.000%	Quarterly	Dec 2030	$(5,692)	$(6,246)	$(11,938)
Centrally cleared	Alphabet, Inc.	0.532%	500,000	USD	500,000	1.000%	Quarterly	Jun 2031	11,654	(1,032)	10,622
Centrally cleared	Amazon.com, Inc.	0.542%	500,000	USD	500,000	1.000%	Quarterly	Jun 2031	11,311	(916)	10,395
Centrally cleared	CDX.NA.HY.46	3.040%	3,776,850	USD	3,776,850	5.000%	Quarterly	Jun 2031	294,478	14,847	309,325
Centrally cleared	Meta Platforms, Inc.	0.712%	505,000	USD	505,000	1.000%	Quarterly	Jun 2031	6,709	(88)	6,621
The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Paramount Global	2.810%	515,000	USD	$515,000	1.000%	Quarterly	Jun 2031	$(42,769)	$3,481	(39,288)
					$6,356,850				$275,691	$10,046	$285,737
Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar
Derivatives Abbreviations
DB	Deutsche Bank AG
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 9.3%
U.S. Treasury Note
3.803%, 04/30/2027	$15,000,000	$14,989,884
4.017%, (3 month USBMMY + 0.160%), 04/30/2027 (A)	97,000,000	97,022,486
4.118%, (3 month USBMMY + 0.182%), 07/31/2026 (A)	75,000,000	75,006,507
4.450%, 02/15/2027	6,000,000	6,011,277
TOTAL U.S. GOVERNMENT (Cost $193,030,154)		$193,030,154
U.S. GOVERNMENT AGENCY – 49.2%
Federal Agricultural Mortgage Corp.
3.559%, 01/15/2027	7,500,000	7,500,000
3.600%, 03/10/2027	23,000,000	23,000,000
3.610%, 01/27/2027	3,000,000	3,000,000
3.620%, 02/26/2027	10,000,000	10,000,000
3.640%, 12/04/2026	25,000,000	25,000,000
3.641%, 09/23/2026	7,000,000	6,999,272
3.696%, (Overnight SOFR + 0.025%), 09/11/2026 (A)	22,000,000	22,000,000
3.696%, 08/13/2026	7,000,000	6,969,649
3.720%, 04/23/2027	16,000,000	16,000,000
3.721%, 08/07/2026	18,000,000	18,000,000
3.726%, (Overnight SOFR + 0.055%), 02/12/2027 (A)	11,000,000	11,000,000
3.731%, (Overnight SOFR + 0.060%), 03/12/2027 (A)	11,000,000	11,000,000
3.736%, (Overnight SOFR + 0.065%), 10/27/2026 (A)	17,000,000	17,000,000
3.736%, (Overnight SOFR + 0.065%), 04/13/2027 (A)	11,000,000	11,000,000
3.736%, (Overnight SOFR + 0.065%), 04/02/2027 (A)	12,000,000	12,000,000
3.741%, (Overnight SOFR + 0.070%), 02/08/2027 (A)	15,000,000	15,000,000
3.741%, (Overnight SOFR + 0.070%), 05/13/2027 (A)	20,000,000	20,000,000
3.751%, (Overnight SOFR + 0.055%), 07/01/2026 (A)	8,500,000	8,500,000
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
3.756%, (Overnight SOFR + 0.085%), 06/16/2027 (A)	$3,000,000	$3,000,000
3.756%, (Overnight SOFR + 0.085%), 09/03/2027 (A)	5,000,000	5,000,000
3.762%, (Overnight SOFR + 0.090%), 08/18/2026 (A)	13,000,000	13,000,000
3.762%, (Overnight SOFR + 0.090%), 12/07/2026 (A)	24,600,000	24,600,000
3.762%, (Overnight SOFR + 0.090%), 08/23/2027 (A)	5,000,000	5,000,000
3.790%, 04/08/2027	9,000,000	9,000,000
3.792%, (Overnight SOFR + 0.120%), 03/08/2027 (A)	8,500,000	8,500,000
3.797%, (Overnight SOFR + 0.125%), 12/13/2027 (A)	10,000,000	10,000,000
3.802%, (Overnight SOFR + 0.130%), 01/14/2028 (A)	20,000,000	20,000,000
3.812%, (Overnight SOFR + 0.140%), 10/15/2026 (A)	10,000,000	10,000,000
3.817%, (Overnight SOFR + 0.145%), 06/15/2027 (A)	10,000,000	10,000,000
3.823%, 12/03/2026	3,099,000	3,049,498
3.833%, (Overnight SOFR + 0.160%), 08/28/2026 (A)	20,000,000	20,000,000
3.839%, 06/08/2027	21,500,000	21,500,000
3.877%, (Overnight SOFR + 0.160%), 11/02/2026 (A)	20,747,000	20,750,115
3.888%, 05/21/2027	2,000,000	2,000,000
3.912%, 07/08/2026	21,409,000	21,409,000
3.918%, 05/27/2027	2,000,000	2,000,000
3.929%, 06/01/2027	5,500,000	5,500,000
3.978%, 06/14/2027	9,500,000	9,152,870
3.990%, (Overnight SOFR + 0.230%), 01/18/2028 (A)	4,000,000	4,005,714
4.023%, 07/07/2026	7,638,000	7,638,000
4.114%, 07/10/2026	30,000,000	30,000,000
4.584%, (Overnight SOFR + 0.564%), 05/10/2027 (A)	745,000	747,272

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
4.587%, 01/19/2027	$20,800,000	$20,846,654
5.093%, 12/07/2026	15,000,000	15,043,779
Federal Farm Credit Bank
3.675%, (Overnight SOFR + 0.005%), 07/29/2026 (A)	3,000,000	3,000,000
3.675%, (Overnight SOFR + 0.005%), 08/04/2026 (A)	3,000,000	3,000,000
3.696%, 12/28/2026	14,000,000	13,749,400
3.701%, (Overnight SOFR + 0.030%), 07/28/2026 (A)	9,000,000	9,000,000
3.711%, 08/24/2026	3,443,000	3,424,201
3.741%, (Overnight SOFR + 0.070%), 11/05/2027 (A)	3,600,000	3,600,000
3.789%, (Overnight SOFR + 0.100%), 08/13/2027 (A)	1,015,000	1,015,202
3.791%, 05/19/2027	12,000,000	11,990,652
Federal Home Loan Bank
3.575%, 01/19/2027	20,000,000	19,858,217
3.630%, 07/27/2026	3,000,000	2,994,035
3.660%, 03/04/2027	6,000,000	6,000,000
3.660%, 07/29/2026	2,969,000	2,960,687
3.663%, 07/10/2026	7,835,000	7,827,929
3.670%, 07/01/2026	9,208,000	9,208,000
3.672%, 08/03/2026	6,564,000	6,542,279
3.678%, 07/08/2026	1,757,000	1,755,762
3.680%, (Overnight SOFR + 0.010%), 08/03/2026 (A)	17,000,000	17,000,000
3.681%, 07/31/2026	26,000,000	25,921,567
3.681%, 07/29/2026	6,970,000	6,950,376
3.683%, 07/22/2026	1,750,000	1,746,299
3.683%, 07/08/2026	8,803,000	8,796,787
3.686%, 10/07/2026	7,216,000	7,145,283
3.687%, 07/20/2026	7,000,000	6,986,589
3.696%, 08/12/2026	23,058,000	22,960,349
3.697%, 09/11/2026	1,691,000	1,678,757
3.699%, 09/30/2026	8,596,000	8,517,450
3.700%, 09/18/2026	8,420,000	8,353,112
3.706%, (Overnight SOFR + 0.035%), 01/06/2027 (A)	13,000,000	13,000,000
3.707%, 09/18/2026	1,860,000	1,845,196
3.716%, 10/21/2026	12,670,000	12,665,381
3.728%, 10/23/2026	1,640,000	1,621,122
3.729%, 11/06/2026	9,581,000	9,457,341
3.763%, 11/25/2026	13,000,000	12,805,927
3.764%, 11/30/2026	9,399,000	9,253,953
3.819%, 03/24/2027	6,000,000	6,000,000
3.823%, (Overnight SOFR + 0.115%), 07/30/2027 (A)	3,385,000	3,386,381
3.886%, 05/18/2027	1,250,000	1,248,221
3.918%, 03/24/2027	6,000,000	6,000,000
3.920%, 12/11/2026	4,999,000	4,912,989
3.967%, 06/04/2027	17,000,000	17,000,000
4.104%, 07/09/2027	7,640,000	7,639,565
4.238%, 10/09/2026	14,000,000	14,009,652
Federal Home Loan Mortgage Corp.
3.598%, 01/22/2027	18,000,000	17,994,308
3.677%, 07/20/2026	17,000,000	16,967,521
3.678%, 08/18/2026	2,663,000	2,650,182
3.679%, 08/20/2026	17,000,000	16,914,764
3.685%, 02/19/2027	13,000,000	13,000,000
3.714%, 11/20/2026	4,179,000	4,177,419
3.714%, 03/30/2027	10,000,000	10,000,000
3.725%, 09/17/2026	6,039,000	5,991,307
4.046%, 06/22/2027	3,400,000	3,400,000
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage Association
3.621%, 09/24/2026	$5,000,000	$4,979,662
3.655%, 07/15/2026	4,808,000	4,801,269
3.680%, 02/09/2027	7,500,000	7,500,000
4.125%, 07/02/2027	6,500,000	6,500,000
Tennessee Valley Authority 3.653%, 07/08/2026	16,000,000	15,988,800
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,019,405,716)		$1,019,405,716
REPURCHASE AGREEMENT – 41.6%
Barclays Tri-Party Repurchase Agreement dated 6-30-26 at 3.640% to be repurchased at $126,012,740 on 7-1-26, collateralized by $126,212,800 U.S. Treasury Notes, 4.250% due 2-28-31 (valued at $128,533,055)	126,000,000	126,000,000
Goldman Sachs Tri-Party Repurchase Agreement dated 6-30-26 at 3.620% to be repurchased at $169,016,994 on 7-1-26, collateralized by $350,564,256 U.S. Treasury Interest STRIPS, 0.000% due 2-15-41 (valued at $172,397,335)	169,000,000	169,000,000
Repurchase Agreement with State Street Corp. dated 6-30-26 at 1.060% to be repurchased at $832,444 on 7-1-26, collateralized by $855,400 U.S. Treasury Notes, 3.375% due 11-30-27 (valued at $849,157)	832,419	832,419
Repurchase Agreement with State Street Corp. dated 6-30-26 at 3.650% to be repurchased at $567,057,488 on 7-1-26, collateralized by $578,340,800 U.S. Treasury Notes, 4.000% due 12-15-27 (valued at $578,340,118)	567,000,000	567,000,000
TOTAL REPURCHASE AGREEMENT (Cost $862,832,419)		$862,832,419
Total Investments (Money Market Trust) (Cost $2,075,268,289) – 100.1%		$2,075,268,289
Other assets and liabilities, net – (0.1%)		(1,082,937)
TOTAL NET ASSETS – 100.0%		$2,074,185,352
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.7%
U.S. Government - 11.3%
U.S. Treasury Bonds 3.625%, 05/15/2053 (A)	$46,400	$37,082
U.S. Treasury Inflation Protected Securities
1.250%, 04/15/2031	14,094,630	13,655,112
1.875%, 01/15/2036	1,162,910	1,129,354
2.375%, 02/15/2056 (A)	1,248,133	1,149,937
U.S. Treasury Notes
4.125%, 02/15/2036 (A)	256,100	249,858
4.250%, 05/15/2035 (A)	5,800	5,732

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.500%, 05/31/2029		$10,000	$10,091
			16,237,166
U.S. Government Agency - 24.4%
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2040 to 06/01/2056		211,621	209,503
5.500%, 09/01/2040		364,326	371,182
Federal National Mortgage Association
2.000%, TBA (B)		965,000	770,320
2.500%, TBA (B)		1,745,000	1,457,981
3.000%, TBA (B)		1,617,712	1,411,707
3.500%, TBA (B)		570,000	532,451
4.000%, TBA (B)		1,515,000	1,419,600
4.500%, TBA (B)		856,000	820,389
5.000%, TBA (B)		10,646,000	10,463,061
5.000%, 08/01/2040 to 05/01/2056		1,126,123	1,109,968
5.500%, TBA (B)		7,207,000	7,234,679
6.000%, TBA (B)		2,395,000	2,447,341
6.000%, 07/01/2038 to 09/01/2038		197,275	203,055
6.500%, TBA (B)		993,000	1,031,091
Government National Mortgage Association
3.000%, TBA (B)		1,725,000	1,530,463
4.000%, TBA (B)		1,285,000	1,193,270
4.500%, TBA (B)		605,000	581,339
5.000%, TBA (B)		1,470,000	1,449,669
6.000%, TBA (B)		900,000	918,240
			35,155,309
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $51,403,074)			$51,392,475
FOREIGN GOVERNMENT OBLIGATIONS - 42.7%
Argentina - 0.2%
Republic of Argentina
4.125%, (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		390,000	311,610
4.125%, (4.125% to 7-29-27, then 4.750% to 7-29-28, then 5.000% thereafter), 07/09/2035		45,000	35,955
			347,565
Australia - 1.6%
Commonwealth of Australia
1.750%, 06/21/2051	AUD	1,035,000	367,872
4.750%, 06/21/2054		2,205,000	1,412,333
Commonwealth of Australia, Inflation-Linked Bond 1.290%, 02/21/2050		875,000	508,799
			2,289,004
Brazil - 7.9%
Federative Republic of Brazil
5.500%, 04/23/2036	EUR	415,000	478,444
6.000%, 05/15/2035	BRL	3,150,000	2,549,982
10.000%, 01/01/2029		23,636,000	4,222,563
10.000%, 01/01/2031		1,360,000	229,058
10.000%, 01/01/2033		278,000	44,706
10.000%, 01/01/2035		3,910,000	608,115
10.000%, 01/01/2037		20,837,000	3,151,931
13.690%, 01/01/2028 (C)		334,000	53,183
13.866%, 01/01/2030 (C)		369,000	45,032
			11,383,014
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Bulgaria - 0.2%
Republic of Bulgaria
1.375%, 09/23/2050	EUR	277,000	$174,854
4.125%, 05/07/2038		153,000	174,850
			349,704
Chile - 0.1%
Republic of Chile
2.000%, 03/01/2035	CLP	40,784,980	42,861
5.300%, 11/01/2037 (D)		10,000,000	10,759
6.000%, 01/01/2043		15,000,000	17,576
			71,196
Colombia - 4.9%
Republic of Colombia
5.625%, 02/19/2036	EUR	320,000	363,111
5.750%, 11/26/2034		200,000	232,362
6.250%, 07/09/2036	COP	756,800,000	151,060
6.500%, 11/26/2038	EUR	100,000	120,010
7.000%, 03/26/2031	COP	104,300,000	25,068
7.000%, 06/30/2032		7,792,200,000	1,803,215
7.250%, 10/18/2034		492,700,000	109,072
7.750%, 09/18/2030		86,900,000	21,821
9.250%, 05/28/2042		959,100,000	227,714
11.750%, 01/24/2035		12,723,300,000	3,663,025
12.750%, 11/28/2040		264,700,000	81,507
13.250%, 02/09/2033		638,100,000	196,417
			6,994,382
Czech Republic - 3.1%
Czech Republic
1.500%, 04/24/2040	CZK	2,560,000	80,417
1.950%, 07/30/2037		1,150,000	41,527
2.000%, 10/13/2033		1,390,000	55,730
2.750%, 07/23/2029		1,020,000	46,313
3.000%, 03/03/2033		470,000	20,455
3.500%, 05/30/2035		40,350,000	1,761,345
3.500%, 05/30/2035		31,500,000	1,375,028
4.000%, 04/04/2044		13,990,000	578,289
4.200%, 12/04/2036		1,260,000	57,339
4.250%, 10/24/2034		380,000	17,604
4.500%, 11/11/2032		1,040,000	49,524
4.900%, 04/14/2034		520,000	25,243
5.300%, 09/19/2035		6,980,000	346,815
6.200%, 06/16/2031		1,230,000	63,241
			4,518,870
France - 0.9%
Government of France 0.100%, 03/01/2032 (D)	EUR	1,223,560	1,279,860
Germany - 1.3%
Federal Republic of Germany, Inflation-Linked Bond 0.500%, 04/15/2030		1,656,535	1,869,771
Ghana - 0.1%
Republic of Ghana
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2029 (D)		$52,938	52,185
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2035 (D)		87,000	80,710
47.436%, 07/03/2026 (C)(D)		2,000	1,994
			134,889
Hungary - 0.2%
Republic of Hungary
3.000%, 10/27/2038	HUF	18,960,000	49,374
4.750%, 11/24/2032		45,180,000	142,767
7.000%, 10/24/2035		5,180,000	18,939

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary (continued)
Republic of Hungary (continued)
7.000%, 10/24/2035	HUF	7,710,000	$28,189
			239,269
Iceland - 1.3%
Republic of Iceland
4.500%, 02/17/2042	ISK	22,380,000	138,999
6.500%, 02/15/2038		137,865,000	1,069,890
7.000%, 09/17/2035		78,845,000	623,312
			1,832,201
India - 0.5%
Republic of India
6.330%, 05/05/2035	INR	19,760,000	200,711
6.480%, 10/06/2035		6,460,000	66,191
6.790%, 10/07/2034		7,020,000	74,085
6.940%, 05/11/2036		10,510,000	111,054
7.300%, 06/19/2053		30,220,000	317,950
			769,991
Indonesia - 2.0%
Republic of Indonesia
1.300%, 03/23/2034	EUR	100,000	91,829
4.100%, 03/04/2034		100,000	112,102
4.125%, 01/15/2037		300,000	328,063
4.460%, 03/04/2038		100,000	110,737
5.125%, 05/29/2038		245,000	287,137
5.875%, 03/15/2031	IDR	1,511,000,000	80,409
6.375%, 04/15/2032		1,026,000,000	54,772
6.500%, 04/15/2036		1,212,000,000	64,676
6.625%, 05/15/2033		430,000,000	23,123
6.625%, 02/15/2034		1,692,000,000	90,798
6.750%, 07/15/2035		21,475,000,000	1,155,422
6.875%, 04/15/2029		716,000,000	39,644
7.000%, 02/15/2033		2,453,000,000	134,723
7.125%, 06/15/2038		1,081,000,000	59,280
7.125%, 08/15/2040		623,000,000	34,445
7.125%, 06/15/2042		271,000,000	14,838
7.125%, 06/15/2043		593,000,000	32,469
7.125%, 08/15/2045		622,000,000	34,465
7.500%, 08/15/2032		1,727,000,000	97,409
7.500%, 05/15/2038		186,000,000	10,507
8.250%, 05/15/2036		514,000,000	30,501
			2,887,349
Japan - 2.8%
Government of Japan
2.800%, 06/20/2055	JPY	248,250,000	1,235,491
3.200%, 09/20/2055		58,700,000	317,018
3.400%, 12/20/2055		58,100,000	326,209
3.700%, 03/20/2056		94,000,000	558,612
Government of Japan, CPI-Linked Bond
0.005%, 03/10/2035		136,988,096	793,896
0.600%, 03/10/2036		120,592,640	734,542
			3,965,768
Malaysia - 0.8%
Government of Malaysia
2.632%, 04/15/2031	MYR	8,000	1,896
3.519%, 04/20/2028		451,000	111,209
3.582%, 07/15/2032		476,000	117,027
3.757%, 05/22/2040		482,000	116,960
3.828%, 07/05/2034		768,000	190,977
3.885%, 08/15/2029		621,000	154,933
3.900%, 11/30/2026		505,000	124,283
4.254%, 05/31/2035		94,000	24,147
4.254%, 05/31/2035		332,000	85,286
4.457%, 03/31/2053		110,000	28,623
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
4.642%, 11/07/2033	MYR	269,000	$70,332
4.696%, 10/15/2042		34,000	9,090
4.762%, 04/07/2037		213,000	56,871
4.893%, 06/08/2038		120,000	32,335
			1,123,969
Mexico - 3.0%
Government of Mexico
3.875%, 05/16/2031	EUR	110,000	124,658
4.000%, 08/24/2034	MXN	572,108	31,487
5.625%, 03/19/2114	GBP	100,000	97,397
6.250%, 08/27/2037		$200,000	200,059
7.276%, 10/28/2027 (C)	MXN	2,377,370	123,672
7.672%, 06/08/2028 (C)		3,922,590	193,918
7.750%, 05/29/2031		4,790,400	266,098
7.750%, 11/23/2034		1,000	53
7.750%, 11/13/2042		4,256,800	207,893
8.000%, 04/15/2032		41,811,800	2,313,738
8.000%, 02/21/2036		6,354,100	338,908
8.000%, 07/31/2053		871,900	42,276
8.000%, 07/31/2053		1,151,000	55,809
8.000%, 04/29/2055		1,019,100	49,307
8.500%, 03/01/2029		700,600	40,624
8.500%, 05/31/2029		2,318,200	134,301
8.500%, 11/18/2038		3,032,300	162,824
			4,383,022
New Zealand - 1.8%
Government of New Zealand
1.500%, 05/15/2031	NZD	3,605,000	1,832,097
5.000%, 05/15/2054		1,385,000	780,069
			2,612,166
Paraguay - 0.0%
Republic of Paraguay 8.500%, 04/04/2038 (D)	PYG	286,000,000	44,999
Peru - 0.1%
Republic of Peru
5.350%, 08/12/2040	PEN	111,000	28,270
5.400%, 08/12/2034		62,000	17,697
6.900%, 08/12/2037		197,000	58,886
7.600%, 08/12/2039 (D)		175,000	54,803
			159,656
Philippines - 0.3%
Republic of the Philippines
1.200%, 04/28/2033	EUR	240,000	230,556
1.750%, 04/28/2041		195,000	156,201
			386,757
Poland - 0.7%
Republic of Poland
1.750%, 04/25/2032	PLN	125,000	28,180
3.587%, (Polish Short Term Rate), 09/25/2028 (E)		1,575,000	411,439
4.500%, 01/25/2031		938,000	248,597
5.000%, 10/25/2034		279,000	73,642
5.000%, 10/25/2035		308,000	80,586
5.250%, 04/25/2036		332,000	88,056
6.000%, 10/25/2033		384,000	108,324
			1,038,824
Romania - 0.7%
Republic of Romania
4.250%, 04/28/2036	RON	750,000	135,108
4.750%, 10/11/2034		445,000	85,209
6.700%, 02/25/2032		145,000	31,676
6.750%, 04/25/2035		865,000	188,638

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania (continued)
Republic of Romania (continued)
6.750%, 07/11/2039	EUR	275,000	$332,252
7.100%, 07/31/2034	RON	520,000	115,993
8.250%, 09/29/2032		340,000	79,990
			968,866
Serbia - 0.1%
Republic of Serbia 4.250%, 05/06/2031 (D)	EUR	117,000	133,828
South Africa - 1.1%
Republic of South Africa
6.250%, 03/31/2036	ZAR	1,866,000	97,514
7.000%, 02/28/2031		2,215,000	130,576
7.000%, 02/28/2031		3,190,000	188,053
7.952%, (3 month JIBAR + 0.960%), 09/17/2030 (E)		1,000,000	61,311
8.058%, (3 month JIBAR + 1.300%), 07/11/2027 (E)		1,000,000	61,264
8.250%, 03/31/2032		1,091,000	67,298
8.500%, 01/31/2037		4,533,000	275,393
8.750%, 01/31/2044		4,765,000	285,427
8.750%, 02/28/2048		1,038,000	62,286
9.000%, 01/31/2040		1,386,000	85,493
9.875%, 03/31/2039		3,371,000	222,486
			1,537,101
South Korea - 4.8%
Republic of Korea
2.625%, 06/10/2035	KRW	3,191,260,000	1,833,924
3.250%, 12/10/2035		4,742,210,000	2,848,581
3.500%, 03/10/2056		1,761,640,000	983,155
4.250%, 06/10/2036		2,000,430,000	1,303,920
			6,969,580
Thailand - 0.7%
Kingdom of Thailand
1.585%, 12/17/2035	THB	1,982,000	57,179
1.600%, 06/17/2035		917,000	26,667
1.840%, 05/17/2036		1,802,000	53,083
2.000%, 12/17/2031		2,510,000	76,814
2.000%, 06/17/2042		315,000	8,568
2.410%, 03/17/2035		4,098,000	127,220
2.500%, 11/17/2029		2,169,000	67,612
2.800%, 06/17/2034		1,260,000	40,307
2.875%, 12/17/2028		2,807,000	87,817
2.875%, 06/17/2046		775,000	22,914
2.980%, 06/17/2045		1,810,000	54,492
3.300%, 06/17/2038		2,189,000	72,433
3.350%, 06/17/2033		4,861,000	160,548
3.450%, 06/17/2043		2,257,000	72,878
4.875%, 06/22/2029		903,000	29,988
			958,520
Turkey - 0.2%
Republic of Turkey
26.200%, 10/05/2033	TRY	4,854,840	89,211
40.125%, (Turkish Lira Overnight Reference Rate), 06/16/2027 (E)		6,866,000	149,033
			238,244
United Arab Emirates - 0.5%
Government of Abu Dhabi
2.700%, 09/02/2070		$400,000	211,094
3.125%, 09/30/2049		400,000	270,054
Government of Dubai 3.900%, 09/09/2050		400,000	285,649
			766,797
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 0.8%
United Kingdom of Great Britain 1.125%, 10/22/2073	GBP	500,000	$194,643
United Kingdom of Great Britain, Inflation-Linked GILT
0.125%, 03/22/2068	GBP	298,654	180,214
1.125%, 09/22/2035		620,047	785,753
			1,160,610
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $61,911,642)			$61,415,772
CORPORATE BONDS - 14.9%
Australia - 0.1%
Fortescue Treasury Pty, Ltd. 4.375%, 04/01/2031 (D)		$11,000	10,465
Westpac Banking Corp. 2.963%, 11/16/2040		170,000	125,820
			136,285
Bermuda - 0.1%
Transocean International, Ltd. 8.750%, 02/15/2030 (D)		175,000	181,844
Brazil - 0.1%
BRF SA 5.750%, 09/21/2050		200,000	155,470
Canada - 0.5%
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (D)		93,000	97,502
Bausch Health Companies, Inc. 4.875%, 06/01/2028 (D)		27,000	24,965
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080		14,000	14,083
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		55,000	62,876
Garda World Security Corp. 6.000%, 06/01/2029 (D)		10,000	9,851
goeasy, Ltd.
6.875%, 02/15/2031 (D)(F)		95,000	84,016
7.375%, 10/01/2030 (D)(F)		150,000	135,096
Great Canadian Gaming Corp. 8.750%, 11/15/2029 (D)		7,000	7,003
South Bow Canadian Infrastructure Holdings, Ltd. 7.625%, (7.625% to 3-1-30, then 5 Year CMT + 3.949%), 03/01/2055		34,000	35,609
TELUS Corp. 7.000%, (7.000% to 10-15-35, then 5 Year CMT + 2.709%), 10/15/2055		35,000	36,190
Transcanada Trust
5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082		144,000	142,435
5.875%, (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%), 08/15/2076		41,000	41,036
			690,662

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Cayman Islands - 0.2%
Azorra Finance, Ltd. 7.250%, 01/15/2031 (D)		$7,000	$7,192
Banco Mercantil del Norte SA 8.450%, (8.450% to 6-24-36, then 5 Year CMT + 4.009%), 06/24/2036 (D)(G)		200,000	200,285
			207,477
China - 0.0%
CIFI Holdings Group Company, Ltd., Zero Coupon 0.000%, 06/30/2027		89,570	8,285
Country Garden Holdings Company, Ltd.
1.250%, (0.000% Cash and 1.250% PIK), 12/31/2036		538,017	35,848
2.250%, (0.000% Cash and 2.250% PIK), 12/31/2034		30,243	2,117
Yuzhou Group Holdings Company, Ltd.
1.000%, (0.000% Cash and 1.000% PIK), 06/30/2034		25,261	158
4.000%, (0.000% Cash and 4.000% PIK), 06/30/2028		27,269	920
4.500%, (0.000% Cash and 4.500% PIK), 06/30/2029		47,603	1,428
5.000%, (0.000% Cash and 5.000% PIK), 06/30/2030		63,696	1,592
5.500%, (0.000% Cash and 5.500% PIK), 06/30/2031		89,573	2,463
7.000%, (1.000% Cash and 6.000% PIK), 06/30/2027		32,480	2,118
			54,929
France - 0.2%
Altice France SA 6.500%, 04/15/2032 (D)		12,000	11,597
Electricite de France SA 6.250%, 04/22/2066 (D)		210,000	206,784
			218,381
Indonesia - 0.4%
Pertamina Persero PT 6.450%, 05/30/2044		200,000	203,682
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000%, 06/30/2050		200,000	139,233
4.875%, 07/17/2049		200,000	160,965
			503,880
Ireland - 0.0%
Adient Global Holdings, Ltd. 7.500%, 02/15/2033 (D)		6,000	6,189
TrueNoord Capital DAC 8.750%, 03/01/2030 (D)		20,000	20,734
			26,923
Japan - 0.5%
Nomura Holdings, Inc. 5.545%, 07/14/2036		265,000	265,587
NTT Finance Corp. 5.483%, 11/01/2036 (D)		265,000	264,050
Sumitomo Mitsui Financial Group, Inc. 5.334%, (5.334% to 3-3-36, then 5 Year CMT + 1.300%), 03/03/2041		235,000	228,799
			758,436
Luxembourg - 0.3%
Alstria Sarl 5.500%, 03/20/2031	EUR	100,000	114,148
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Luxembourg (continued)
CPI Property Group SA 7.500%, (7.500% to 6-24-31, then 5 Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then 5 Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then 5 Year EURIBOR ICE Swap Rate + 6.232%), 03/26/2031 (G)	EUR	100,000	$106,036
Green Palm Bidco Sarl 6.462%, 06/30/2046 (D)		$200,000	202,611
			422,795
Malta - 0.0%
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (D)		4,000	3,806
8.750%, 01/15/2032 (D)		4,000	3,956
			7,762
Morocco - 0.1%
OCP SA 7.368%, (7.368% to 7-22-36, then 5 Year CMT + 3.215% to 7-22-56, then 5 Year CMT + 3.965%), 04/22/2036 (D)(G)		200,000	199,157
Netherlands - 0.1%
JBS NV 7.250%, 11/15/2053		60,000	65,735
Stellantis NV 6.875%, (6.875% to 3-16-34, then 5 Year EURIBOR ICE Swap Rate + 4.239% to 3-16-39, then 5 Year EURIBOR ICE Swap Rate + 4.489% to 3-16-54, then 5 Year EURIBOR ICE Swap Rate + 5.239%), 12/16/2033 (G)	EUR	100,000	111,143
			176,878
Saudi Arabia - 0.1%
Saudi Arabian Oil Company 6.375%, 06/02/2055		$200,000	204,178
Singapore - 0.1%
GLP Pte, Ltd. 7.865%, (7.865% to 5-17-31, then 5 Year CMT + 3.985% to 5-17-46, then 5 Year CMT + 4.735%), 11/17/2026 (G)		200,000	114,281
Supranational - 0.1%
Asian Development Bank 5.636%, 11/10/2040 (C)	PLN	100,000	11,955
Inter-American Development Bank 6.750%, 01/22/2036	INR	3,000,000	29,880
International Bank for Reconstruction & Development
6.500%, 10/01/2037		1,000,000	9,663
6.500%, 10/01/2037		3,000,000	28,988
			80,486
United Arab Emirates - 0.4%
Adnoc Murban Rsc, Ltd. 5.125%, 09/11/2054		$200,000	180,293
Aldar Properties PJSC 5.875%, (5.875% to 4-14-33, then 5 Year CMT + 2.018% to 4-14-36, then 5 Year CMT + 3.018%), 04/14/2056		200,000	189,164
DP World, Ltd. 6.850%, 07/02/2037		100,000	107,678

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Arab Emirates (continued)
MDGH GMTN RSC, Ltd. 3.700%, 11/07/2049		$200,000	$146,500
			623,635
United Kingdom - 0.8%
Howden UK Refinance PLC 8.125%, 02/15/2032 (D)		200,000	179,276
HSBC Holdings PLC 6.750%, (6.750% to 5-18-33, then 5 Year CMT + 2.513%), 11/18/2032 (G)		210,000	211,409
Standard Chartered PLC
5.300%, 01/09/2043 (D)		200,000	186,324
7.000%, (7.000% to 12-8-33, then 5 Year CMT + 2.672%), 06/08/2033 (D)(G)		265,000	266,964
Vodafone Group PLC
5.250%, 05/30/2048		75,000	67,353
5.625%, 02/10/2053		70,000	65,091
5.875%, 06/28/2064		70,000	66,162
6.100%, 06/18/2056		130,000	127,694
			1,170,273
United States - 10.8%
Acadia Healthcare Company, Inc.
5.000%, 04/15/2029 (D)		9,000	8,860
7.375%, 03/15/2033 (D)		7,000	7,206
Acrisure LLC 6.750%, 07/01/2032 (D)		130,000	116,846
Advanced Micro Devices, Inc. 4.393%, 06/01/2052		85,000	71,304
Alliant Holdings Intermediate LLC 7.000%, 01/15/2031 (D)		14,000	14,228
Allied Universal Holdco LLC 7.875%, 02/15/2031 (D)		83,000	86,767
Ally Financial, Inc. 7.100%, (7.100% to 8-15-31, then 5 Year CMT + 3.148%), 08/15/2031 (G)		44,000	44,594
Alphabet, Inc.
4.375%, 11/06/2064	EUR	405,000	434,208
4.800%, 05/11/2063		125,000	145,266
5.700%, 11/15/2075		$140,000	134,384
6.125%, 02/13/2126	GBP	300,000	376,774
Amazon.com, Inc.
3.100%, 05/12/2051		$100,000	65,294
4.050%, 08/22/2047		90,000	71,278
4.250%, 08/22/2057		200,000	155,023
4.850%, 03/16/2064	EUR	305,000	356,361
5.550%, 11/20/2065		$160,000	149,499
5.800%, 03/13/2056		65,000	64,585
5.950%, 03/13/2066		130,000	129,253
6.050%, 03/13/2076		315,000	314,048
American Axle & Manufacturing, Inc. 7.750%, 10/15/2033 (D)		12,000	11,854
American National Group, Inc. 7.000%, (7.000% to 12-1-30, then 5 Year CMT + 3.183%), 12/01/2055		44,000	42,965
AmeriGas Partners LP 9.375%, 06/01/2028 (D)		47,000	48,061
Antero Midstream Partners LP 6.625%, 02/01/2032 (D)		25,000	25,534
Apple, Inc.
2.650%, 02/08/2051		105,000	63,686
2.850%, 08/05/2061		220,000	126,995
3.850%, 08/04/2046		80,000	63,291
4.450%, 05/06/2044		75,000	66,466
Arizona Public Service Company 5.050%, 09/01/2041		54,000	50,265
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Asurion LLC
8.000%, 12/31/2032 (D)	$12,000	$12,091
8.375%, 02/01/2034 (D)	137,000	126,818
AT&T, Inc.
3.800%, 12/01/2057	200,000	133,476
6.000%, 04/30/2056	65,000	62,820
6.050%, 08/15/2056	65,000	63,117
6.200%, 10/30/2056	230,000	227,352
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (D)	90,000	86,294
Athene Holding, Ltd.
6.250%, 04/01/2054	115,000	106,801
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	70,000	67,262
6.625%, 05/19/2055	65,000	63,206
Avis Budget Car Rental LLC 8.375%, 06/15/2032 (D)	76,000	76,503
Baxter International, Inc. 3.132%, 12/01/2051	140,000	83,754
Berkshire Hathaway, Inc. 4.500%, 02/11/2043	140,000	126,178
Black Pearl Compute LLC 6.125%, 02/15/2031 (D)	8,000	8,103
Block Communications, Inc. 10.250%, 03/01/2031 (D)	73,000	66,767
Brandywine Operating Partnership LP 6.125%, 01/15/2031	65,000	62,116
Buckeye Partners LP 5.850%, 11/15/2043	38,000	34,844
Caterpillar, Inc. 3.803%, 08/15/2042	85,000	70,589
CCO Holdings LLC
4.750%, 02/01/2032 (D)	19,000	16,947
5.375%, 06/01/2029 (D)	2,000	1,957
Celanese US Holdings LLC 7.000%, 02/15/2031	15,000	15,439
Champ Acquisition Corp. 8.375%, 12/01/2031 (D)	25,000	26,160
Charter Communications Operating LLC
5.375%, 04/01/2038	75,000	67,184
5.500%, 04/01/2063	85,000	65,176
6.484%, 10/23/2045	70,000	64,171
Cinemark USA, Inc. 7.000%, 08/01/2032 (D)	11,000	11,348
Cipher Compute LLC 7.125%, 11/15/2030 (D)	12,000	12,474
Citigroup, Inc.
6.625%, (6.625% to 2-15-31, then 5 Year CMT + 3.001%), 02/15/2031 (G)	65,000	66,222
7.625%, (7.625% to 11-15-28, then 5 Year CMT + 3.211%), 11/15/2028 (G)	39,000	40,523
Clarios Global LP 6.750%, 09/15/2032 (D)	10,000	10,213
Clearway Energy Operating LLC 5.750%, 01/15/2034 (D)	14,000	13,727
Cloud Software Group, Inc.
6.500%, 03/31/2029 (D)	4,000	3,881
6.625%, 08/15/2033 (D)	125,000	108,374
8.250%, 06/30/2032 (D)	100,000	93,725
9.000%, 09/30/2029 (D)	82,000	79,592
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030 (D)	11,000	10,850

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
CMS Energy Corp. 4.750%, (4.750% to 6-1-30, then 5 Year CMT + 4.116%), 06/01/2050	$72,000	$70,553
Comcast Corp.
2.887%, 11/01/2051	225,000	127,517
2.987%, 11/01/2063	270,000	140,464
4.950%, 10/15/2058	80,000	63,979
5.350%, 05/15/2053	75,000	64,669
5.650%, 06/01/2054 (F)	130,000	116,528
Commercial Metals Company 5.750%, 11/15/2033 (D)	7,000	6,959
Community Health Systems, Inc.
4.750%, 02/15/2031 (D)	18,000	16,559
9.750%, 01/15/2034 (D)	35,000	36,543
Concentra Health Services, Inc. 6.875%, 07/15/2032 (D)	7,000	7,246
Cougar JV Subsidiary LLC 8.000%, 05/15/2032 (D)	16,000	16,772
Cox Communications, Inc. 5.800%, 12/15/2053 (D)	75,000	63,276
CP Atlas Buyer, Inc.
9.750%, 07/15/2030 (D)(F)	287,000	275,570
12.750%, (7.000% Cash and 5.750% PIK), 01/15/2031 (D)(F)	5,533	4,250
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/2030 (D)	4,000	3,943
6.750%, 12/01/2032 (D)	104,000	100,409
CVS Health Corp. 7.000%, (7.000% to 3-10-30, then 5 Year CMT + 2.886%), 03/10/2055	46,000	47,757
Delta Air Lines, Inc. 5.250%, 07/10/2030	70,000	70,763
Deluxe Corp. 8.125%, 09/15/2029 (D)	15,000	15,529
Diamondback Energy, Inc. 5.750%, 04/18/2054	58,000	56,387
DIRECTV Financing LLC
9.250%, 06/01/2032 (D)	50,000	50,802
10.000%, 02/15/2031 (D)	10,000	10,377
Discovery Global Holdings, Inc.
4.279%, 03/15/2032	5,000	4,487
5.050%, 03/15/2042	9,000	6,593
Dominion Energy, Inc.
4.350%, (4.350% to 4-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (G)	120,000	119,378
6.150%, (6.150% to 12-15-31, then 5 Year CMT + 1.869%), 12/15/2056	55,000	55,167
EchoStar Corp. 6.750%, 11/30/2030	93,742	95,298
Energy Transfer LP 8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	81,000	85,986
EQT Corp. 4.750%, 01/15/2031	10,000	9,906
Esab Corp. 5.625%, 04/01/2031 (D)	11,000	11,012
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054	71,000	73,746
EZCORP, Inc. 7.375%, 04/01/2032 (D)	25,000	26,202
Fedex Freight Holding Company, Inc. 5.250%, 03/15/2036 (D)	75,000	73,051
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Fidelity National Information Services, Inc. 3.100%, 03/01/2041	$101,000	$73,391
First Eagle Holdings, Inc. 7.250%, 08/15/2032 (D)	13,000	13,086
FirstCash, Inc.
4.625%, 09/01/2028 (D)	9,000	8,848
5.625%, 01/01/2030 (D)	6,000	5,965
6.125%, 05/01/2034 (D)	10,000	9,953
FMC Corp. 8.450%, (8.450% to 11-1-30, then 5 Year CMT + 4.366%), 11/01/2055	90,000	65,548
Freedom Mortgage Holdings LLC
7.875%, 04/01/2033 (D)	30,000	29,257
9.125%, 05/15/2031 (D)	24,000	24,814
General Motors Financial Company, Inc. 5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (G)	80,000	79,985
HA Sustainable Infrastructure Capital, Inc.
7.125%, (7.125% to 11-15-31, then 5 Year CMT + 3.478%), 11/15/2056	71,000	72,076
8.000%, (8.000% to 6-1-31, then 5 Year CMT + 4.301%), 06/01/2056	85,000	90,045
HUB International, Ltd. 7.375%, 01/31/2032 (D)	15,000	15,268
Hudson Pacific Properties LP 4.650%, 04/01/2029	12,000	11,367
Humana, Inc. 6.625%, (6.625% to 9-15-31, then 5 Year CMT + 2.891%), 09/15/2056	130,000	129,609
HUT 8 DC LLC 6.192%, 11/15/2042 (D)	40,000	40,515
IBM Corp. 4.900%, 07/27/2052	220,000	186,664
iHeartCommunications, Inc. 9.125%, 05/01/2029 (D)	15,000	14,555
Industrial F&B Investments III, Inc. 7.750%, 02/11/2033 (D)	11,000	11,211
Intercontinental Exchange, Inc. 3.625%, 09/01/2028	27,000	26,493
Kaiser Aluminum Corp. 5.875%, 03/01/2034 (D)	17,000	16,823
Keurig Dr. Pepper, Inc. 4.500%, 04/15/2052	90,000	72,244
Kraft Heinz Foods Company 4.375%, 06/01/2046	16,000	12,799
Lamar Media Corp. 4.000%, 02/15/2030	11,000	10,515
LCM Investments Holdings II LLC 8.250%, 08/01/2031 (D)	10,000	10,419
Level 3 Financing, Inc.
6.875%, 06/30/2033 (D)	15,000	15,411
7.500%, 02/15/2037 (D)	5,000	5,132
8.500%, 01/15/2036 (D)	14,000	15,034
Liberty Utilities Company 5.650%, 05/15/2036 (D)	265,000	263,947
Lincoln National Corp. 9.250%, (9.250% to 3-1-28, then 5 Year CMT + 5.318%), 12/01/2027 (G)	101,000	106,369
LSF12 Helix Parent LLC 7.125%, 02/01/2033 (D)	70,000	67,775
Matador Resources Company 6.500%, 04/15/2032 (D)	80,000	80,437

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
McAfee Corp. 7.375%, 02/15/2030 (D)		$9,000	$7,648
Medline Borrower LP 5.250%, 10/01/2029 (D)		25,000	24,847
Meridian Arc Holdco LLC 6.250%, 04/30/2031 (D)		7,000	7,016
Meta Platforms, Inc.
5.625%, 11/15/2055		115,000	104,208
6.300%, 05/15/2056		295,000	293,648
6.450%, 05/15/2066		325,000	320,977
Microsoft Corp.
2.500%, 09/15/2050		110,000	64,938
2.525%, 06/01/2050		220,000	130,826
2.675%, 06/01/2060		120,000	66,169
2.921%, 03/17/2052		305,000	193,619
3.041%, 03/17/2062		110,000	66,225
3.700%, 08/08/2046		90,000	70,159
4.500%, 02/06/2057		75,000	63,747
MPT Operating Partnership LP 7.000%, 02/15/2032	EUR	100,000	114,875
Navient Corp. 7.875%, 06/15/2032		$120,000	112,310
NCL Corp., Ltd.
6.250%, 09/15/2033 (D)		30,000	29,135
6.750%, 02/01/2032 (D)		8,000	7,982
NextEra Energy Capital Holdings, Inc. 6.625%, (6.625% to 10-1-46, then 5 Year CMT + 1.685%), 10/01/2066		175,000	177,694
NVIDIA Corp.
3.500%, 04/01/2050		180,000	131,884
5.550%, 06/15/2046		65,000	64,517
5.625%, 06/15/2056		130,000	129,039
Open Text Holdings, Inc. 4.125%, 12/01/2031 (D)		92,000	80,766
Oracle Corp.
3.600%, 04/01/2050		105,000	63,852
5.375%, 07/15/2040		3,000	2,643
5.700%, 02/04/2036		2,000	1,937
6.100%, 09/26/2065		75,000	62,748
6.125%, 08/03/2065		75,000	63,021
6.700%, 02/04/2056		47,000	44,237
6.850%, 02/04/2066		135,000	125,656
Owens-Brockway Glass Container, Inc. 7.375%, 06/01/2032 (D)(F)		65,000	62,276
Paramount Global
4.375%, 03/15/2043		6,000	3,873
5.500%, 05/15/2033		8,000	7,115
6.375%, (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%), 03/30/2062		174,000	148,679
6.875%, 04/30/2036		32,000	30,017
Penn Entertainment, Inc.
4.125%, 07/01/2029 (D)		15,000	14,382
6.750%, 04/01/2031 (D)		8,000	8,042
PennyMac Financial Services, Inc. 6.750%, 02/15/2034 (D)		120,000	115,190
Permian Resources Operating LLC 7.000%, 01/15/2032 (D)		7,000	7,240
Petco Health & Wellness Company, Inc. 8.250%, 02/01/2031 (D)		17,000	17,133
Post Holdings, Inc. 6.250%, 10/15/2034 (D)		14,000	13,756
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Puget Energy, Inc.
7.000%, (7.000% to 9-15-31, then 5 Year CMT + 2.961%), 09/15/2056		$210,000	$212,295
7.250%, (7.250% to 9-15-36, then 5 Year CMT + 2.848%), 09/15/2056		170,000	173,058
Quikrete Holdings, Inc. 6.375%, 03/01/2032 (D)		10,000	10,212
Range Resources Corp. 4.750%, 02/15/2030 (D)		4,000	3,917
RD Michigan Property Owner I LLC 7.500%, 03/30/2045 (D)		212,000	211,310
Rocket Companies, Inc.
6.125%, 08/01/2031 (D)		5,000	5,107
6.500%, 06/15/2034 (D)		5,000	5,128
Rocket Software, Inc.
6.500%, 02/15/2029 (D)		10,000	9,005
9.000%, 11/28/2028 (D)		8,000	7,952
Salesforce, Inc.
2.700%, 07/15/2041		170,000	116,074
2.900%, 07/15/2051		195,000	113,649
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (D)		10,000	5,973
Shift4 Payments, Inc. 5.500%, 05/15/2033	EUR	100,000	111,806
SM Energy Company 6.750%, 08/01/2029 (D)		$15,000	15,273
Space Exploration Technologies Corp. 6.650%, 07/15/2056 (D)		265,000	255,673
Specialty Building Products Holdings LLC 7.750%, 10/15/2029 (D)		16,000	14,719
Staples, Inc. 10.750%, 09/01/2029 (D)		90,000	85,855
Star Parent, Inc. 9.000%, 10/01/2030 (D)		15,000	15,698
Stingray Compute LLC 6.000%, 06/15/2031 (D)		5,000	5,010
Stonebriar ABF Issuer LLC
7.000%, 08/15/2031 (D)		5,000	4,999
8.125%, 12/15/2030 (D)		14,000	14,637
Sumisho Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (G)		104,000	101,826
Sunoco LP
4.625%, 05/01/2030 (D)		5,000	4,829
7.000%, 05/01/2029 (D)		10,000	10,275
Sword Purchaser LLC 8.250%, 04/15/2033 (D)		11,000	11,382
Sysco Corp.
3.150%, 12/14/2051		105,000	66,927
4.450%, 03/15/2048		144,000	117,202
Talos Production, Inc. 9.375%, 02/01/2031 (D)		12,000	12,604
Tenet Healthcare Corp.
5.500%, 11/15/2032 (D)		70,000	69,605
6.750%, 05/15/2031		15,000	15,366
The Campbell's Company
4.750%, 03/23/2035		140,000	130,674
4.800%, 03/15/2048		140,000	114,757
The EW Scripps Company 9.875%, 08/15/2030 (D)		105,000	91,904
The Goldman Sachs Group, Inc. 3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 08/10/2026 (G)		59,000	58,911

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Goodyear Tire & Rubber Company
5.250%, 07/15/2031		$75,000	$66,938
5.625%, 04/30/2033		75,000	65,342
8.875%, 07/15/2032		5,000	5,043
T-Mobile USA, Inc. 5.500%, 01/15/2055		70,000	64,415
TransDigm, Inc. 6.375%, 05/31/2033 (D)		70,000	70,666
Tronox, Inc. 9.125%, 09/30/2030 (D)(F)		10,000	10,046
UKG, Inc. 6.875%, 02/01/2031 (D)		130,000	126,292
Univision Communications, Inc. 8.875%, 04/15/2033 (D)		130,000	127,975
USA Compression Partners LP 6.250%, 10/01/2033 (D)		15,000	14,871
UWM Holdings LLC 6.250%, 03/15/2031 (D)		130,000	115,859
Velocity Vehicle Group LLC 8.000%, 06/01/2029 (D)		28,000	27,652
Venture Global LNG, Inc. 8.375%, 06/01/2031 (D)		17,000	17,696
Venture Global Plaquemines LNG LLC
6.125%, 12/15/2030 (D)		5,000	5,116
6.500%, 06/15/2034 (D)		10,000	10,418
Veritiv Operating Company 10.500%, 11/30/2030 (D)		125,000	127,842
Verizon Communications, Inc.
5.875%, 11/30/2055		130,000	126,123
6.000%, 11/30/2065		65,000	63,321
6.050%, (6.050% to 5-14-33, then 5 Year CMT + 1.813% to 5-14-38, then 5 Year CMT + 2.063% to 5-14-53, then 5 Year CMT + 2.813%), 05/14/2058		25,000	25,231
6.200%, (6.200% to 5-14-36, then 5 Year CMT + 2.042%), 05/14/2056		53,000	53,582
Versant Media Group, Inc. 7.250%, 01/30/2031 (D)		7,000	7,242
VoltaGrid LLC 7.375%, 11/01/2030 (D)		22,000	22,840
Walmart, Inc. 4.050%, 06/29/2048		85,000	69,623
WULF Compute LLC 7.750%, 10/15/2030 (D)		76,000	79,826
			15,505,779
TOTAL CORPORATE BONDS (Cost $21,970,447)			$21,439,511
CONVERTIBLE BONDS - 9.3%
Australia - 0.1%
IREN, Ltd.
1.000%, 06/01/2033 (D)		61,000	67,283
1.000%, 12/01/2033 (D)		5,000	4,340
2.817%, 07/01/2031 (C)(D)		8,000	6,948
			78,571
Canada - 0.0%
Advantage Energy, Ltd. 5.000%, 06/30/2029 (D)	CAD	90,000	67,850
Cayman Islands - 0.0%
Seagate HDD Cayman 3.500%, 06/01/2028		$2,000	23,333
China - 0.4%
Alibaba Group Holding, Ltd.
0.500%, 06/01/2031		10,000	11,795
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
China (continued)
Alibaba Group Holding, Ltd. (continued)
1.912%, 09/15/2032 (C)		$240,000	$213,000
Baidu, Inc. 2.105%, 03/12/2032 (C)		200,000	177,300
Country Garden Holdings Company, Ltd. 55.235%, 12/31/2034 (C)		16,284	366
JD.com, Inc. 0.250%, 06/01/2029 (F)		165,000	161,865
			564,326
India - 0.2%
MakeMyTrip, Ltd. 2.433%, 07/01/2030 (C)		295,000	267,565
Israel - 0.1%
Wix.com, Ltd. 6.621%, 09/15/2030 (C)(D)		275,000	209,115
Japan - 0.1%
Nxera Pharma Company, Ltd. 0.250%, 12/14/2028	JPY	30,000,000	154,525
Jersey, Channel Islands - 0.1%
Goldman Sachs Finance Corp. International, Ltd. 0.856%, 03/07/2030 (C)		$100,000	96,862
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (D)(H)		515,000	52
Macau - 0.1%
Wynn Macau, Ltd. 4.500%, 03/07/2029 (D)		210,000	208,740
Singapore - 0.1%
Grab Holdings, Ltd. 0.697%, 06/15/2030 (C)		70,000	68,075
United Kingdom - 0.2%
Barclays Bank PLC 1.000%, 02/16/2029		65,000	64,558
Immunocore Holdings PLC 2.500%, 02/01/2030		305,000	279,075
			343,633
United States - 7.9%
AeroVironment, Inc. 1.204%, 07/15/2030 (C)		93,000	88,548
Akamai Technologies, Inc.
0.250%, 05/15/2033		17,000	24,790
1.420%, 05/15/2032 (C)(D)		25,000	22,984
Alnylam Pharmaceuticals, Inc. 3.656%, 09/15/2028 (C)(D)		305,000	281,383
Beyond Meat, Inc. 9.500%, (0.000% Cash and 9.500% PIK), 10/15/2030		23,137	15,557
Bloom Energy Corp., Zero Coupon 0.000%, 11/15/2030 (D)		6,000	10,971
Boston Properties LP 2.000%, 10/01/2030 (D)		8,000	7,736
BridgeBio Pharma, Inc.
0.750%, 02/01/2033 (D)		9,000	8,911
1.750%, 03/01/2031		10,000	16,820
CenterPoint Energy, Inc.
2.875%, 05/15/2029 (D)		419,000	421,599
3.000%, 08/01/2028 (D)		660,000	701,250
Coinbase Global, Inc. 4.076%, 10/01/2032 (C)(D)		330,000	256,080
CoreWeave, Inc. 1.750%, 10/01/2032 (D)		78,000	85,862

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Cytokinetics, Inc. 1.750%, 10/01/2031 (D)	$6,000	$8,985
Duke Energy Corp. 3.000%, 03/15/2029 (D)	1,277,000	1,270,615
EchoStar Corp. 3.875%, 11/30/2030	8,000	24,980
Etsy, Inc. 1.000%, 06/15/2030	14,000	16,229
Exelon Corp. 3.250%, 03/15/2029 (D)	1,220,000	1,237,324
FirstEnergy Corp.
3.625%, 01/15/2029	350,000	382,025
3.875%, 01/15/2031	350,000	388,570
Global Payments, Inc. 1.500%, 03/01/2031	395,000	354,513
Ionis Pharmaceuticals, Inc. 1.750%, 06/15/2028	28,000	43,523
Ionis Pharmaceuticals, Inc., Zero Coupon 0.000%, 12/01/2030 (D)	3,000	3,195
Lumentum Holdings, Inc. 0.375%, 03/15/2032 (D)	7,000	32,288
Meritage Homes Corp. 1.750%, 05/15/2028	566,000	583,263
Microchip Technology, Inc. 0.750%, 06/01/2030	7,000	7,696
Microchip Technology, Inc., Zero Coupon 0.000%, 02/15/2030 (D)	25,000	28,776
NCL Corp., Ltd.
0.750%, 09/15/2030 (D)	96,000	92,765
0.875%, 04/15/2030 (F)	9,000	10,024
ON Semiconductor Corp. 0.123%, 05/01/2031 (C)(D)	14,000	13,916
Parsons Corp. 2.625%, 03/01/2029	65,000	63,947
PG&E Corp. 4.250%, 12/01/2027	495,000	505,890
PPL Capital Funding, Inc. 3.000%, 12/01/2030 (D)	1,248,000	1,268,966
ProPetro Holding Corp. 1.080%, 11/15/2031 (C)(D)	10,000	9,431
Realty Income Corp. 3.500%, 01/15/2029 (D)	340,000	349,350
Rexford Industrial Realty LP 4.125%, 03/15/2029 (D)	465,000	456,630
Snap, Inc. 0.125%, 03/01/2028	340,000	312,392
Snowflake, Inc., Zero Coupon 0.000%, 10/01/2029	60,000	106,086
Solaris Energy Infrastructure, Inc. 0.250%, 10/01/2031	10,000	16,263
Tempus AI, Inc., Zero Coupon 0.000%, 05/15/2032 (D)	6,000	6,724
Terawulf, Inc. 2.750%, 02/01/2030 (D)	2,000	6,115
Terawulf, Inc., Zero Coupon 0.000%, 05/01/2032 (D)	55,000	81,398
Tetra Tech, Inc. 2.250%, 08/15/2028	65,000	68,283
The Southern Company 3.250%, 06/15/2028	1,110,000	1,121,728
Tyler Technologies, Inc. 0.500%, 07/15/2031 (D)	52,000	51,506
WEC Energy Group, Inc. 3.375%, 06/01/2028	220,000	228,360
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Western Digital Corp. 3.000%, 11/15/2028	$3,000	$50,518
Zscaler, Inc. 3.970%, 07/15/2028 (C)(D)	220,000	202,950
		11,347,715
TOTAL CONVERTIBLE BONDS (Cost $13,895,748)		$13,430,362
TERM LOANS (I) - 3.4%
United States - 3.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%) 5.894%, 12/21/2028	57,312	57,312
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%) 6.644%, 11/06/2030	98,254	88,674
Asurion LLC, 2025 Term Loan B13 (3 month CME Term SOFR + 4.250%) 7.913%, 09/19/2030	107,047	105,777
AthenaHealth Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.250%) 6.894%, 02/16/2032	99,748	98,601
Berlin Packaging LLC, 2025 Term Loan B7 (3 month CME Term SOFR + 3.250%) 6.967%, 06/07/2031	163,686	162,726
Blackfin Pipeline LLC, Term Loan B (1 month CME Term SOFR + 3.000%) 6.688%, 09/29/2032	99,500	99,749
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%) 5.894%, 02/06/2030	84,788	81,794
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.894%, 10/28/2032	199,000	199,285
Cinemark USA, Inc., 2026 Term Loan B (1 and 3 month CME Term SOFR + 2.000%) 5.644%, 05/24/2030	120,987	121,031
CoreWeave Financing V LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.500%) 8.232%, 11/17/2031	35,516	36,219
Corpay Technologies Operating Company LLC, 2026 Fungible Term Loan B6 (1 month CME Term SOFR + 1.750%) 5.394%, 11/05/2032	124,688	124,649
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 6.482%, 05/06/2031	45,968	44,830
Dave & Buster's, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 6.916%, 06/29/2029	100,000	87,750
Dayforce Bidco LLC, 2026 Term Loan (3 month CME Term SOFR + 3.000%) 6.663%, 02/04/2033	150,000	136,292
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%) 6.144%, 06/03/2033	98,077	98,068
Fortress Intermediate 3, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%) 6.624%, 06/27/2031	144,662	143,577
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 2.750%) 6.394%, 07/23/2031	208,425	207,904

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) (continued)
United States (continued)
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 5.922%, 06/20/2030	$87,068	$86,925
IRB Holding Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.500%) 6.144%, 12/16/2030	83,162	83,154
LBM Acquisition LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 7.502%, 06/06/2031	98,032	81,910
LSF12 Crown US Commercial Bidco LLC, 2026 Term Loan B (1 month CME Term SOFR + 3.000%) 6.620%, 12/02/2031	90,564	90,726
LSF12 Phoenix Holdco LLC, 2026 Term Loan B (1 month CME Term SOFR + 4.500%) 8.144%, 03/25/2033	100,000	99,167
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%) 6.644%, 03/01/2029	253,462	224,313
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%) 7.894%, 05/03/2028	57,029	55,366
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%) 7.894%, 12/31/2031	38,604	33,354
Owens-Illinois Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%) 6.644%, 09/30/2032	213,925	211,852
Peer USA LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 2.250%) 5.982%, 10/14/2032	224,438	224,390
Proampac PG Borrower LLC, 2026 USD Term Loan B (1 and 3 month CME Term SOFR + 4.000%) 7.656%, 03/07/2033	100,000	98,161
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.894%, 02/10/2032	98,750	98,627
QXO Building Products, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.000%) 5.644%, 04/30/2032	200,000	199,584
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%) 6.144%, 07/31/2031	189,178	186,719
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%) 7.494%, 10/16/2028	199,220	179,340
Sunrise Financing Partnership, Term Loan AAA (6 month CME Term SOFR + 2.470%) 6.099%, 02/15/2032	140,000	137,976
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 7.144%, 04/21/2031	138,945	139,056
TKO Worldwide Holdings LLC, 2026 Term Loan B (3 month CME Term SOFR + 1.750%) 5.412%, 11/21/2031	99,499	99,126
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%) 6.144%, 02/28/2031	162,195	162,214
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 5.982%, 11/21/2029	194,817	194,038
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) (continued)
United States (continued)
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 2.750%) 6.482%, 08/26/2031	$99,250	$99,338
Versant Media Group, Inc., Term Loan B (3 month CME Term SOFR + 3.500%) 7.232%, 01/30/2031	100,000	100,179
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%) 6.394%, 08/01/2030	111,865	111,725
		4,891,478
TOTAL TERM LOANS (Cost $4,951,255)		$4,891,478
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
Commercial and residential - 3.2%
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/2041 (D)(J)	100,000	102,899
BANK
Series 2018-BN15, Class B, 4.808%, 11/15/2061 (J)	50,000	47,384
Series 2021-BN37, Class XA IO, 0.684%, 11/15/2064	978,926	19,258
Series 2022-BNK42, Class AS, 4.880%, 06/15/2055 (J)	60,000	57,537
BANK5, Series 2023-5YR4, Class C, 7.858%, 12/15/2056 (J)	60,000	61,810
BBCMS Mortgage Trust
Series 2024-5C25, Class C, 6.643%, 03/15/2057 (J)	20,000	20,183
Series 2024-5C27, Class C, 6.700%, 07/15/2057 (J)	20,000	20,274
Series 2024-C26, Class C, 6.000%, 05/15/2057 (J)	90,000	88,473
Series 2025-C32, Class C, 6.125%, 02/15/2062	55,000	54,953
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (J)	85,000	82,374
Series 2018-B5, Class C, 4.747%, 07/15/2051 (J)	90,000	78,744
Series 2024-V6, Class C, 6.669%, 03/15/2057	20,000	20,171
Series 2026-V20, Class B, 5.687%, 02/15/2059 (J)	30,000	30,194
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%), 5.467%, 11/15/2041 (D)(E)	55,000	55,052
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1, 5.060%, 02/25/2066 (D)(J)	98,579	97,726
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B (1 month CME Term SOFR + 1.900%), 5.525%, 12/15/2042 (D)(E)	100,000	100,188
BOS Trust, Series 2026-LYRK, Class B, 5.643%, 05/11/2041 (D)(J)	100,000	99,239
BPR Trust, Series 2024-PMDW, Class C, 5.850%, 11/05/2041 (D)(J)	10,000	10,025
BX Trust
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%), 6.165%, 04/15/2041 (D)(E)	95,640	95,999
Series 2025-ARIA, Class C, 5.701%, 12/13/2042 (D)(J)	150,000	149,576

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Trust (continued)
Series 2025-DELC, Class C (1 month CME Term SOFR + 2.200%), 5.825%, 12/15/2042 (D)(E)	$100,000	$100,455
Series 2026-CART, Class C (1 month CME Term SOFR + 1.550%), 5.175%, 02/15/2036 (D)(E)	100,000	99,875
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class B, 3.804%, 11/10/2049	60,000	56,902
CIM Trust, Series 2023-R4, Class M2, 5.027%, 05/25/2062 (D)(J)	120,000	104,452
COLT Mortgage Loan Trust, Series 2024-7, Class A3 (5.994% to 11-1-28, then 6.994% thereafter), 5.994%, 12/26/2069 (D)	66,250	66,343
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B, 3.911%, 02/10/2047 (J)	15,669	15,079
Series 2014-CR15, Class C, 3.961%, 02/10/2047 (J)	35,000	32,965
CRB Commercial Mortgage Trust, Series 2025-CRE1, Class A, 3.903%, 09/15/2058 (D)(J)	71,595	70,593
CSMC Trust, Series 2021-NQM6, Class A2, 1.379%, 07/25/2066 (D)(J)	47,470	40,835
Extended Stay America Trust, Series 2026-ESH2, Class E (1 month CME Term SOFR + 2.900%), 6.525%, 02/15/2043 (D)(E)	60,900	61,517
GCAT Trust, Series 2022-NQM2, Class A1, 5.210%, 02/25/2067 (D)(J)	61,901	61,672
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487%, 03/10/2041 (D)(J)	100,000	99,798
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.460%, 08/15/2049	95,000	86,483
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B, 5.512%, 09/15/2047 (J)	40,000	38,999
JW Commercial Mortgage Trust, Series 2026-MRCO, Class B (1 month CME Term SOFR + 1.700%), 5.325%, 06/15/2039 (D)(E)	10,000	10,037
LBTY Commercial Mortgage Trust, Series 2026-225L, Class C, 5.248%, 02/10/2043 (D)(J)	100,000	98,398
MFA Trust, Series 2026-NQMR1, Class A1, 5.502%, 11/25/2067 (D)(J)	118,663	118,398
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-DSC2, Class A1, 5.440%, 04/27/2071 (D)(J)	103,106	102,837
Series 2026-NQM4, Class A1, 5.075%, 03/25/2071 (D)(J)	105,729	104,817
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174%, 11/05/2038 (D)(J)	$100,000	$99,491
OBX Trust, Series 2026-NQM6, Class A3 (5.417% to 4-1-30, then 6.417% thereafter), 5.417%, 04/26/2066 (D)	97,409	96,979
Pretium Mortgage Credit Partners LLC
Series 2025-NPL12, Class A2 (6.900% to 10-25-29, then 10.900% thereafter), 6.900%, 11/25/2055 (D)	100,000	100,143
Series 2025-NPL14, Class A1 (5.265% to 12-25-28, then 8.265% to 12-25-29, then 9.625% thereafter), 5.265%, 12/25/2055 (D)	117,906	116,613
Series 2025-RPL1, Class A1 (4.000% to 1-1-29, then 5.000% thereafter), 4.000%, 07/25/2069 (D)	87,512	84,818
Series 2025-RPL1, Class A2 (4.000% to 1-1-29, then 5.000% thereafter), 4.000%, 07/25/2069 (D)	115,000	110,532
Series 2026-NPL2, Class A1 (5.074% to 1-25-29, then 8.074% to 1-25-30, then 9.074% thereafter), 5.074%, 02/25/2056 (D)	92,875	92,149
Series 2026-NPL5, Class A1 (5.710% to 4-25-29, then 8.710% to 4-25-30, then 9.710% thereafter), 5.710%, 04/25/2056 (D)	167,028	167,060
Progress Residential Trust
Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (D)	100,000	96,255
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	143,938
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	98,532
Series 2022-SFR7, Class D, 5.500%, 10/27/2039 (D)	100,000	99,147
Series 2024-SFR3, Class E1, 4.000%, 06/17/2041 (D)	100,000	95,092
Series 2026-SFR1, Class C, 4.000%, 02/17/2043 (D)	100,000	93,772
PRPM LLC, Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter), 5.774%, 08/25/2028 (D)	86,486	86,203
ROCK Trust, Series 2024-CNTR, Class C, 6.471%, 11/13/2041 (D)	100,000	102,390
TRTX Issuer, Ltd., Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%), 5.684%, 09/18/2042 (D)(E)	100,000	99,770
Verus Securitization Trust
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(J)	47,514	40,800
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter), 5.976%, 01/25/2070 (D)	71,418	71,545

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WBHT Commercial Mortgage Trust, Series 2025-WBM, Class A (1 month CME Term SOFR + 1.742%), 5.368%, 06/15/2042 (D)(E)	$100,000	$100,000
WSTN Trust, Series 2023-MAUI, Class B, 7.263%, 07/05/2037 (D)(J)	30,000	30,267
		4,688,010
U.S. Government Agency - 2.4%
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%), 5.128%, 10/25/2041 (D)(E)	129,743	129,893
Series 2021-DNA7, Class B2 (30 day Average SOFR + 7.800%), 11.428%, 11/25/2041 (D)(E)	15,000	15,370
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%), 5.728%, 09/25/2041 (D)(E)	190,000	190,525
Series 2022-DNA1, Class B2 (30 day Average SOFR + 7.100%), 10.728%, 01/25/2042 (D)(E)	15,000	15,459
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%), 10.378%, 06/25/2042 (D)(E)	75,000	79,162
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%), 8.878%, 03/25/2042 (D)(E)	470,000	483,510
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%), 9.130%, 03/25/2043 (D)(E)	35,000	37,450
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%), 11.228%, 04/25/2043 (D)(E)	20,000	22,082
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%), 5.578%, 02/25/2044 (D)(E)	100,000	100,969
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%), 5.078%, 10/25/2044 (D)(E)	8,465	8,465
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%), 6.080%, 10/25/2044 (D)(E)	23,688	23,838
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%), 4.978%, 01/25/2045 (D)(E)	35,000	34,979
Series 2025-DNA3, Class M2 (30 day Average SOFR + 1.500%), 5.128%, 09/25/2045 (D)(E)	30,000	30,100
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%), 5.178%, 10/25/2045 (D)(E)	125,000	125,278
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 5.278%, 02/25/2045 (D)(E)	30,000	30,109
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%), 5.678%, 02/25/2045 (D)(E)	97,817	96,871
Series 2025-MN11, Class M2 (30 day Average SOFR + 2.650%), 6.278%, 07/25/2045 (D)(E)	60,000	59,871
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2026-HQA1, Class M2 (30 day Average SOFR + 1.500%), 5.128%, 05/25/2046 (D)(E)	$15,000	$14,998
Series 2026-MN14, Class M2 (30 day Average SOFR + 2.700%), 6.290%, 06/25/2046 (D)(E)	40,000	40,057
Series 324, Class C18 IO, 4.000%, 12/15/2033	113,272	8,697
Series 400, Class C4 IO, 3.000%, 12/25/2052	114,902	20,164
Series 405, Class C17 IO, 2.500%, 08/25/2052	100,367	15,217
Series 4446, Class BI IO, 6.500%, 04/15/2039	48,857	8,501
Series 4975, Class EI IO, 4.500%, 05/25/2050	92,519	16,992
Series 5158, Class GI IO, 3.500%, 06/25/2049	74,850	12,304
Series 5462, Class S IO, 2.372%, 10/25/2054	95,101	6,259
Series K103, Class X1 IO, 0.749%, 11/25/2029	982,973	18,501
Series K106, Class X3 IO, 1.974%, 03/25/2048	490,000	28,749
Series K122, Class X1 IO, 0.953%, 11/25/2030	96,620	3,044
Series K129, Class X3 IO, 3.269%, 05/25/2031	165,000	21,528
Series K737, Class X1 IO, 0.714%, 10/25/2026	346,765	299
Series K740, Class X3 IO, 2.568%, 11/25/2047	135,000	3,811
Series K742, Class X3, IO, 2.742%, 04/25/2028	100,000	4,320
Series Q014, Class X IO, 2.733%, 10/25/2055	139,545	19,205
Federal National Mortgage Association
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%), 13.992%, 01/25/2029 (E)	29,426	29,617
Series 2020-60, Class NI IO, 4.000%, 09/25/2050	72,893	14,395
Series 2021-3, Class NI IO, 2.500%, 02/25/2051	178,582	26,475
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	103,202	16,596
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%), 9.128%, 12/25/2041 (D)(E)	150,000	152,819
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 8.128%, 01/25/2042 (D)(E)	175,000	178,419
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%), 9.878%, 03/25/2042 (D)(E)	69,000	71,491
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%), 8.128%, 04/25/2042 (D)(E)	70,000	71,888
Series 2023-2, Class CI IO, 2.000%, 10/25/2050	79,207	9,972

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%), 8.728%, 12/25/2042 (D)(E)	$20,000	$20,989
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%), 6.978%, 01/25/2043 (D)(E)	40,000	41,240
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 6.728%, 06/25/2043 (D)(E)	36,000	37,189
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%), 7.528%, 07/25/2043 (D)(E)	20,000	20,899
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 6.328%, 07/25/2043 (D)(E)	110,000	112,465
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%), 7.178%, 10/25/2043 (D)(E)	35,000	36,478
Series 2024-86, Class SA IO, 1.422%, 12/25/2054	144,505	4,572
Series 2024-90, Class B, 5.000%, 07/25/2051	173,461	172,445
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 6.128%, 02/25/2044 (D)(E)	60,000	61,436
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%), 5.628%, 07/25/2044 (D)(E)	35,000	35,285
Series 2025-16, Class FC (30 day Average SOFR + 1.350%), 4.978%, 03/25/2055 (E)	244,995	247,276
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%), 5.328%, 01/25/2045 (D)(E)	60,000	59,775
Series 2025-R04, Class 1M2 (30 day Average SOFR + 1.500%), 5.128%, 05/25/2045 (D)(E)	30,000	30,096
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%), 5.478%, 09/25/2045 (D)(E)	47,000	47,304
Series 2026-13, Class FA (30 day Average SOFR + 0.850%), 4.478%, 03/25/2056 (E)	111,702	111,462
Series 410, Class C8 IO, 4.000%, 04/25/2032	58,122	3,956
Series 437, Class C8 IO, 2.500%, 06/25/2052	101,881	15,358
Series 441, Class C5 IO, 2.000%, 04/25/2052	86,052	10,626
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	98,515	20,262
Series 2017-130, Class IO, 4.500%, 02/20/2040	96,390	15,107
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	79,931	15,429
Series 2020-146, Class IA IO, 3.500%, 11/20/2041	144,807	20,898
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-142, Class BI IO, 3.500%, 08/20/2051	$105,365	$18,460
		3,457,256
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,165,070)		$8,145,266
ASSET-BACKED SECURITIES - 3.4%
Apidos CLO XXXII, Series 2019-32A, Class ER (3 month CME Term SOFR + 5.500%), 9.175%, 01/20/2033 (D)(E)	250,000	250,101
Avis Budget Rental Car Funding AESOP LLC, Series 2026-2A, Class C, 5.440%, 08/20/2032 (D)	100,000	98,951
Bain Capital Credit CLO, Ltd.
Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%), 5.567%, 07/24/2034 (D)(E)	100,000	99,779
Series 2020-5A, Class DRR (3 month CME Term SOFR + 2.900%), 6.575%, 04/20/2034 (D)(E)	250,000	245,722
Series 2020-4A, Class DAR2 (3 month CME Term SOFR + 2.950%), 6.625%, 10/20/2036 (D)(E)	250,000	246,208
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class CRR (3 month CME Term SOFR + 1.750%), 5.425%, 04/20/2035 (D)(E)	250,000	248,646
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 7.063%, 08/15/2031 (D)(E)	250,000	250,972
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class D, 4.990%, 11/17/2031	75,000	74,251
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.400%, 10/25/2051 (D)	55,000	54,559
DB Master Finance LLC, Series 2026-1A, Class A2I, 5.200%, 05/20/2056 (D)	50,000	49,969
Eclipse Aircraft LLC, Series 2026-1, Class A, 5.626%, 05/15/2051 (D)	248,228	247,251
Exeter Automobile Receivables Trust
Series 2026-1A, Class D, 5.000%, 05/17/2032	85,000	83,948
Series 2026-2A, Class D, 5.510%, 08/16/2032	35,000	35,090
Exeter Select Automobile Receivables Trust, Series 2026-1, Class D, 6.100%, 11/15/2032	50,000	50,451
First Investors Auto Owner Trust, Series 2026-1A, Class D, 5.800%, 04/17/2034 (D)	20,000	20,029
FirstKey Homes Trust, Series 2022-SFR1, Class C, 4.642%, 05/19/2039 (D)	105,000	104,257

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Flatiron CLO 23 LLC, Series 2023-1A, Class CR (3 month CME Term SOFR + 1.800%), 5.480%, 04/17/2036 (D)(E)	$250,000	$248,465
Hertz Vehicle Financing LLC
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	98,087
Series 2021-2A, Class C, 2.520%, 12/27/2027 (D)	100,000	99,269
Series 2025-5A, Class C, 5.500%, 05/25/2030 (D)	100,000	98,576
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038 (D)	68,121	67,911
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	54,208	53,666
Kinetic ABS Issuer LLC, Series 2026-2A, Class A2, 5.834%, 06/25/2058 (D)	45,000	45,414
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046 (D)	155,381	147,525
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	23,823	23,121
OCP CLO, Ltd., Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%), 6.173%, 01/15/2037 (D)(E)	250,000	249,601
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.100%, 07/14/2037 (D)	100,000	101,277
Palmer Square Loan Funding, Ltd., Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%), 5.901%, 02/15/2033 (D)(E)	250,000	241,186
PFP, Ltd., Series 2026-14, Class AS (1 month CME Term SOFR + 1.600%), 5.250%, 12/18/2043 (D)(E)	100,000	100,062
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.950%, 01/15/2032	75,000	74,623
SLAM, Ltd.
Series 2024-1A, Class A, 5.335%, 09/15/2049 (D)	88,592	87,710
Series 2026-1A, Class A, 5.547%, 07/15/2051 (D)	248,981	248,265
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (D)	89,458	88,754
Series 2021-1A, Class A2II, 2.636%, 08/20/2051 (D)	47,335	40,345
Start II, Ltd., Series 2019-1, Class A, 4.089%, 03/15/2044 (D)	58,684	58,825
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 07/30/2054 (D)	68,950	69,230
Symphony CLO XXII, Ltd., Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%), 5.775%, 04/18/2033 (D)(E)	250,000	250,006
VCAT LLC, Series 2026-NPL1, Class A1 (5.101% to 1-25-29, then 8.101% to 1-25-30, then 9.101% thereafter), 5.101%, 01/25/2056 (D)	118,030	117,135
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
VOLT CII LLC, Series 2021-NP11, Class A1, 5.868%, 08/25/2051 (D)	$6,918	$6,919
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 03/15/2048 (D)	45,733	44,677
Westlake Automobile Receivables Trust, Series 2026-2A, Class D, 5.250%, 03/15/2032 (D)	69,000	68,914
TOTAL ASSET-BACKED SECURITIES (Cost $4,901,234)		$4,889,747
COMMON STOCKS - 0.0%
China - 0.0%
Country Garden Holdings Company, Ltd. (K)	870	19
Yuzhou Group Holdings Company, Ltd. (K)	30,226	461
		480
Denmark - 0.0%
Ascendis Pharma A/S (K)	24	6,401
Mexico - 0.0%
Unifin Financiera SAB de CV (K)(L)	27,653	0
United States - 0.0%
Beyond Meat, Inc. (F)(K)	36,873	27,655
TOTAL COMMON STOCKS (Cost $195,080)		$34,536
PREFERRED SECURITIES - 2.2%
Bermuda - 0.1%
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	3,356	71,147
United States - 2.1%
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	250,500
AGNC Investment Corp., 8.632% (3 month CME Term SOFR + 4.959%) (E)	10,000	249,500
Alphabet, Inc., 6.250%	161	8,193
Alphabet, Inc., 6.250%	161	8,098
Ares Management Corp., 6.750%	1,354	49,624
Bank of America Corp., 7.250%	30	37,635
Brighthouse Financial, Inc., 5.375%	1,326	15,872
Capital One Financial Corp., 4.250%	2,320	36,215
Capital One Financial Corp., 5.000%	775	14,167
Citigroup, Inc., 6.250%	2,495	62,774
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	3,525	87,350
Corebridge Financial, Inc., 6.375%	1,597	36,635
KeyCorp, 5.650% (F)	1,125	23,479
KKR & Company, Inc., 6.250% (F)	5,669	225,910
Morgan Stanley, 4.250%	385	6,533
Morgan Stanley, 6.625% (F)	2,850	72,390
Oracle Corp., 6.500%	6,827	306,874
PG&E Corp., 6.000%	1,826	75,542
PPL Corp., 7.000%	1,311	64,331
Sempra, 5.750%	537	11,202
Stifel Financial Corp., 5.200% (F)	11,229	224,243
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	4,234	109,534
The Boeing Company, 6.000%	1,000	67,300
The Southern Company, 6.500% (F)	1,456	36,429
T-Mobile USA, Inc., 5.500% (F)	1,997	40,719
T-Mobile USA, Inc., 5.500% (F)	2,199	45,167
Wells Fargo & Company, 4.700%	1,000	18,350

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
United States (continued)
Wells Fargo & Company, 4.750%	1,229	$22,958
Wells Fargo & Company, 7.500%	714	826,098
		3,033,622
TOTAL PREFERRED SECURITIES (Cost $3,175,043)		$3,104,769
EXCHANGE-TRADED FUNDS - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (F)	1,710	136,749
TOTAL EXCHANGE-TRADED FUNDS (Cost $136,800)		$136,749
ESCROW CERTIFICATES - 0.0%
Sunnova Energy International, Inc. (K)(L)	$50,000	30
Sunnova Energy International, Inc. (K)(L)	390,000	683
Unifin Financiera SAB de CV (K)	205,000	13,325
TOTAL ESCROW CERTIFICATES (Cost $489,178)		$14,038
SHORT-TERM INVESTMENTS - 3.7%
U.S. Government - 0.1%
U.S. Treasury Bill 3.592%, 07/28/2026 (A)*	180,000	179,512
Short-term funds - 3.6%
John Hancock Collateral Trust, 3.6026% (M)(N)	156,277	1,562,679
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.5748% (M)	3,563,576	3,563,576
		5,126,255
TOTAL SHORT-TERM INVESTMENTS (Cost $5,305,790)		$5,305,767
Total Investments (Opportunistic Fixed Income Trust) (Cost $176,500,361) - 121.0%		$174,200,470
Other assets and liabilities, net - (21.0%)		(30,277,584)
TOTAL NET ASSETS - 100.0%		$143,922,886
SALE COMMITMENTS OUTSTANDING - (9.4%)
U.S. Government Agency - (9.4)%
Federal National Mortgage Association
2.000%, TBA (B)	$(875,000)	$(698,496)
2.500%, TBA (B)	(830,000)	(693,634)
2.500%, TBA (B)	(725,000)	(605,460)
2.500%, TBA (B)	(1,280,000)	(1,069,250)
3.000%, TBA (B)	(1,617,712)	(1,411,707)
3.000%, TBA (B)	(1,616,000)	(1,409,329)
4.000%, TBA (B)	(255,000)	(238,435)
6.000%, TBA (B)	(935,000)	(956,914)
6.000%, TBA (B)	(760,000)	(776,388)
6.500%, TBA (B)	(993,000)	(1,031,091)
Government National Mortgage Association
4.000%, TBA (B)	(325,000)	(301,933)
4.000%, TBA (B)	(135,000)	(125,342)
4.500%, TBA (B)	(3,005,000)	(2,885,010)
4.500%, TBA (B)	(605,000)	(581,339)
5.000%, TBA (B)	(545,000)	(537,824)
5.000%, TBA (B)	(255,000)	(251,373)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $13,581,152)		$(13,573,525)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
Opportunistic Fixed Income Trust (continued)
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
ZAR	South African Rand
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,898,164 or 18.7% of the fund's net assets as of 6-30-26.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	All or a portion of this security is on loan as of 6-30-26.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Non-income producing - Issuer is in default.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Non-income producing security.
(L)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(M)	The rate shown is the annualized seven-day yield as of 6-30-26.

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
(N)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	38	Long	Sep 2026	$2,845,731	$2,889,222	$43,491
10-Year Japan Government Bond Futures	6	Long	Sep 2026	4,703,205	4,714,905	11,700
10-Year U.S. Treasury Note Futures	105	Long	Sep 2026	11,498,446	11,538,516	40,070
5-Year U.S. Treasury Note Futures	165	Long	Sep 2026	17,676,616	17,662,735	(13,881)
Euro-Buxl Futures	3	Long	Sep 2026	379,415	381,240	1,825
U.S. Treasury Long Bond Futures	18	Long	Sep 2026	2,028,403	2,043,000	14,597
Ultra 10-Year U.S. Treasury Note Futures	41	Long	Sep 2026	4,572,102	4,611,219	39,117
Ultra U.S. Treasury Bond Futures	66	Long	Sep 2026	7,421,440	7,666,313	244,873
10-Year Canada Government Bond Futures	18	Short	Sep 2026	(1,524,389)	(1,537,091)	(12,702)
2-Year U.S. Treasury Note Futures	22	Short	Sep 2026	(4,531,714)	(4,534,922)	(3,208)
5-Year Canada Government Bond Futures	44	Short	Sep 2026	(3,506,522)	(3,508,831)	(2,309)
Euro SCHATZ Futures	54	Short	Sep 2026	(6,520,648)	(6,537,774)	(17,126)
Euro-OAT Futures	5	Short	Sep 2026	(677,443)	(685,446)	(8,003)
German Euro BOBL Futures	5	Short	Sep 2026	(659,332)	(659,166)	166
German Euro BUND Futures	28	Short	Sep 2026	(4,037,248)	(4,073,963)	(36,715)
U.K. Long Gilt Bond Futures	14	Short	Sep 2026	(1,641,783)	(1,656,656)	(14,873)
						$287,022

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	91,384,000	USD	55,745	CITI	7/14/2026	$5,425	—
ARS	35,540,000	USD	22,185	CITI	9/14/2026	740	—
ARS	78,480,000	USD	46,912	CITI	10/16/2026	2,750	—
ARS	53,710,000	USD	33,886	CITI	11/30/2026	—	$(804)
ARS	45,984,000	USD	28,289	CITI	12/2/2026	1	—
AUD	3,600	USD	2,495	BARC	7/31/2026	—	(4)
AUD	2,734,000	USD	1,889,725	JPM	7/31/2026	2,185	—
AUD	4,124,000	USD	2,854,664	SCB	7/31/2026	—	(884)
AUD	20,000	USD	14,064	SCB	9/16/2026	—	(236)
BRL	52,995,000	USD	10,183,680	BARC	7/2/2026	82,093	—
BRL	61,467,000	USD	11,897,736	CITI	7/2/2026	9,166	—
BRL	7,120,000	USD	1,371,260	HSBC	7/2/2026	7,971	—
BRL	3,582,000	USD	691,960	MSI	7/2/2026	1,917	—
BRL	8,140,000	USD	1,567,254	SSB	7/2/2026	9,563	—
BRL	3,582,000	USD	681,688	MSI	7/31/2026	7,505	—
BRL	545,000	USD	104,671	HSBC	8/4/2026	93	—
BRL	1,237,000	USD	238,331	GSI	9/2/2026	—	(2,235)
BRL	135,000	USD	25,783	JPM	9/2/2026	—	(16)
BRL	65,000	USD	12,395	MSI	9/2/2026	11	—
BRL	80,000	USD	15,508	SCB	9/2/2026	—	(239)
CAD	1,975,000	USD	1,397,052	DB	7/31/2026	—	(2,748)
CHF	3,520	USD	4,364	GSI	7/31/2026	6	—
CLP	330,900,000	USD	361,892	BARC	7/31/2026	—	(2,812)
CLP	216,968,000	USD	239,940	CITI	7/31/2026	—	(4,494)
CLP	30,000,000	USD	32,513	HSBC	7/31/2026	42	—
CLP	198,500,000	USD	216,940	SSB	7/31/2026	—	(1,535)
CLP	299,560,000	USD	326,283	BOA	9/16/2026	—	(1,033)
CLP	5,050,000	USD	5,513	GSI	9/16/2026	—	(30)
CLP	15,150,000	USD	16,553	HSBC	9/16/2026	—	(103)
CNY	44,000	USD	6,550	DB	9/16/2026	—	(38)
CNY	470,000	USD	69,346	JPM	9/16/2026	221	—
CNY	1,936,000	USD	287,567	SCB	9/16/2026	—	(1,011)
COP	2,891,141,000	USD	833,362	BOA	7/31/2026	6,917	—
COP	286,500,000	USD	82,421	HSBC	7/31/2026	847	—
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
COP	127,900,000	USD	35,371	CITI	9/16/2026	$1,385	—
COP	104,800,000	USD	29,911	SSB	9/16/2026	207	—
CZK	4,680,000	USD	220,918	BARC	7/31/2026	—	$(548)
CZK	3,616,000	USD	172,730	BARC	9/16/2026	—	(2,387)
CZK	500,000	USD	23,529	CITI	9/16/2026	25	—
CZK	1,839,000	USD	86,887	DB	9/16/2026	—	(255)
DOP	1,430,000	USD	21,975	DB	7/13/2026	2,083	—
DOP	290,000	USD	4,813	DB	7/31/2026	46	—
EGP	490,000	USD	9,955	CITI	7/6/2026	3	—
EGP	490,000	USD	9,647	HSBC	7/6/2026	311	—
EGP	1,049,000	USD	20,678	CITI	7/15/2026	541	—
EGP	2,728,000	USD	52,382	CITI	7/22/2026	2,601	—
EGP	2,300,000	USD	44,185	BOA	8/10/2026	1,756	—
EGP	2,560,000	USD	47,717	CITI	9/3/2026	2,930	—
EGP	700,000	USD	13,495	CITI	9/16/2026	292	—
EGP	4,190,000	USD	75,346	CITI	10/5/2026	6,649	—
EGP	1,000,000	USD	18,744	CITI	12/23/2026	240	—
EGP	344,000	USD	6,500	BOA	12/31/2026	11	—
EGP	516,000	USD	9,718	CITI	12/31/2026	49	—
EUR	114,000	USD	130,098	BOA	7/31/2026	312	—
EUR	565,000	USD	641,990	CITI	7/31/2026	4,339	—
EUR	905,580	USD	1,038,954	DB	7/31/2026	—	(3,021)
EUR	616,000	USD	701,046	HSBC	7/31/2026	3,623	—
EUR	102,000	USD	116,884	SSB	7/31/2026	—	(202)
EUR	97,000	USD	112,385	DB	9/16/2026	—	(1,202)
EUR	68,000	USD	78,856	GSI	9/16/2026	—	(914)
GBP	214,000	USD	283,405	CITI	7/31/2026	449	—
GBP	9,290	USD	12,299	DB	7/31/2026	23	—
GBP	215,000	USD	284,714	SCB	7/31/2026	467	—
HKD	180,000	USD	22,985	DB	7/31/2026	—	(10)
HUF	15,100,000	USD	48,539	BARC	7/31/2026	—	(106)
HUF	45,990,000	USD	149,573	GSI	7/31/2026	—	(2,062)
HUF	55,835,000	USD	181,009	BOA	9/16/2026	—	(2,189)
HUF	12,200,000	USD	39,024	GSI	9/16/2026	48	—
HUF	5,600,000	USD	17,878	MSI	9/16/2026	57	—
IDR	2,405,000,000	USD	134,508	HSBC	7/31/2026	—	(543)
IDR	19,917,504,000	USD	1,109,883	SSB	7/31/2026	—	(426)
IDR	744,000,000	USD	41,173	DB	9/16/2026	123	—
IDR	7,051,224,000	USD	388,706	GSI	9/16/2026	2,678	—
IDR	605,000,000	USD	33,639	MSI	9/16/2026	—	(58)
INR	28,380,000	USD	298,691	DB	7/31/2026	585	—
INR	13,580,000	USD	143,537	HSBC	7/31/2026	—	(331)
INR	5,050,000	USD	52,963	CITI	9/16/2026	82	—
INR	3,200,000	USD	33,674	JPM	9/16/2026	—	(62)
INR	1,390,000	USD	14,615	MSI	9/16/2026	—	(14)
INR	54,853,000	USD	569,605	SCB	9/16/2026	6,564	—
JPY	119,448,000	USD	744,460	JPM	7/31/2026	—	(8,150)
JPY	170,880,000	USD	1,060,754	MSI	7/31/2026	—	(7,403)
JPY	62,237,000	USD	386,840	SSB	7/31/2026	—	(3,194)
KRW	3,753,103,000	USD	2,442,758	DB	7/31/2026	—	(15,840)
KRW	542,970,000	USD	354,015	SSB	7/31/2026	—	(2,907)
KRW	32,350,000	USD	21,320	GSI	9/16/2026	—	(384)
KRW	33,230,000	USD	21,583	MSI	9/16/2026	—	(78)
KRW	110,090,000	USD	72,512	SCB	9/16/2026	—	(1,265)
KZT	18,800,000	USD	39,436	DB	7/28/2026	—	(444)
KZT	111,800,000	USD	220,873	DB	9/16/2026	6,826	—
MXN	2,500,000	USD	142,683	BARC	7/31/2026	—	(64)
MXN	509,000	USD	29,318	DB	7/31/2026	—	(280)
MXN	360,000	USD	20,763	BOA	9/17/2026	—	(306)
MXN	3,188,000	USD	181,774	GSI	9/17/2026	—	(621)
MXN	459,000	USD	26,026	HSBC	9/17/2026	56	—
MXN	240,000	USD	13,683	SSB	9/17/2026	—	(45)
MYR	560,000	USD	137,332	HSBC	7/31/2026	—	(76)
MYR	780,000	USD	192,218	HSBC	9/17/2026	—	(753)
NGN	51,309,000	USD	35,811	CITI	8/5/2026	784	—
NGN	17,761,000	USD	12,588	GSI	9/2/2026	—	(79)
The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	6,490,000	USD	659,608	CITI	7/31/2026	—	$(4,211)
NOK	8,086,000	USD	834,486	GSI	7/31/2026	—	(17,916)
NZD	2,215,000	USD	1,267,367	JPM	7/31/2026	—	(8,113)
NZD	50,000	USD	29,237	SCB	9/16/2026	—	(767)
PEN	130,000	USD	38,087	CITI	7/31/2026	—	(92)
PEN	170,000	USD	49,700	BARC	9/16/2026	—	(116)
PEN	120,000	USD	35,388	BOA	9/16/2026	—	(387)
PEN	829,000	USD	244,974	CITI	9/16/2026	—	(3,179)
PEN	200,000	USD	59,041	GSI	9/16/2026	—	(707)
PHP	31,249,000	USD	510,913	GSI	7/31/2026	—	(3,095)
PLN	460,000	USD	122,210	CITI	7/31/2026	$66	—
PLN	110,000	USD	29,191	BOA	9/16/2026	49	—
PLN	1,691,000	USD	460,565	CITI	9/16/2026	—	(11,069)
PLN	35,000	USD	9,560	GSI	9/16/2026	—	(257)
RON	265,000	USD	57,515	CITI	7/31/2026	185	—
RON	150,000	USD	32,677	BOA	9/16/2026	—	(99)
RON	160,000	USD	34,729	CITI	9/16/2026	22	—
RON	771,000	USD	169,190	GSI	9/16/2026	—	(1,737)
RSD	580,000	USD	5,623	CITI	7/31/2026	18	—
RSD	1,397,000	USD	13,703	CITI	9/16/2026	—	(131)
SEK	6,671,000	USD	696,523	GSI	7/31/2026	—	(7,453)
SGD	50,000	USD	39,157	GSI	9/16/2026	—	(303)
THB	4,190,000	USD	125,722	HSBC	7/31/2026	701	—
THB	7,214,000	USD	219,902	BOA	9/16/2026	—	(1,384)
THB	340,000	USD	10,368	SCB	9/16/2026	—	(69)
TRY	12,000,000	USD	220,814	DB	7/17/2026	33,293	—
TRY	835,000	USD	17,472	BARC	7/31/2026	18	—
TRY	5,242,000	USD	109,460	HSBC	7/31/2026	338	—
TRY	16,410,000	USD	296,794	BARC	9/16/2026	34,409	—
TRY	780,000	USD	15,729	HSBC	9/16/2026	14	—
TRY	7,850,000	USD	139,954	BARC	11/4/2026	12,195	—
TRY	9,565,000	USD	169,409	BARC	12/16/2026	9,709	—
TRY	7,850,000	USD	139,690	BARC	1/29/2027	2,004	—
TRY	7,985,000	USD	140,002	BARC	2/10/2027	2,666	—
TRY	9,565,000	USD	158,884	BARC	3/17/2027	7,101	—
USD	14,188	ARS	22,700,000	BOA	7/14/2026	—	(1,007)
USD	45,174	ARS	68,684,000	CITI	7/14/2026	—	(801)
USD	5,491,197	AUD	7,924,000	BARC	7/31/2026	7,843	—
USD	1,405,804	AUD	2,034,000	HSBC	7/31/2026	—	(1,710)
USD	56,045	AUD	80,000	GSI	9/16/2026	732	—
USD	10,237,415	BRL	52,995,000	BARC	7/2/2026	—	(28,358)
USD	12,047,443	BRL	61,467,000	CITI	7/2/2026	140,544	—
USD	1,388,862	BRL	7,120,000	HSBC	7/2/2026	9,632	—
USD	686,602	BRL	3,582,000	MSI	7/2/2026	—	(7,275)
USD	1,996,617	BRL	10,370,000	SSB	7/2/2026	—	(12,178)
USD	9,757,855	BRL	51,190,000	BARC	8/4/2026	—	(82,244)
USD	95,087	BRL	500,000	DB	9/2/2026	—	(344)
USD	451,716	BRL	2,334,000	HSBC	9/2/2026	6,245	—
USD	200,143	BRL	1,048,000	MSI	9/2/2026	120	—
USD	763,250	CAD	1,079,000	DB	7/31/2026	1,501	—
USD	28,848	CAD	40,000	JPM	9/16/2026	549	—
USD	654,640	CHF	528,000	GSI	7/31/2026	—	(899)
USD	586,067	CLP	529,957,000	CITI	7/31/2026	10,977	—
USD	237,124	CLP	216,968,000	SSB	7/31/2026	1,678	—
USD	29,188	CLP	26,900,000	CITI	9/16/2026	—	(19)
USD	128,306	CLP	116,005,000	DB	9/16/2026	2,353	—
USD	718,270	CNY	4,853,000	BOA	7/31/2026	2,287	—
USD	1,041,326	CNY	7,041,000	HSBC	7/31/2026	2,538	—
USD	5,860,910	COP	20,332,962,000	BOA	7/31/2026	—	(48,648)
USD	182,542	COP	654,905,000	GSI	9/16/2026	—	(5,664)
USD	4,587,673	CZK	96,821,000	BARC	7/31/2026	28,601	—
USD	94,358	CZK	1,980,000	BARC	9/16/2026	1,084	—
USD	363,870	DOP	21,210,000	JPM	7/31/2026	8,439	—
USD	9,938	EGP	490,000	CITI	7/6/2026	—	(20)
USD	9,955	EGP	490,000	HSBC	7/6/2026	—	(3)
USD	21,170	EGP	1,049,000	CITI	7/15/2026	—	(49)
The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	38,422	EGP	2,039,000	CITI	7/22/2026	—	$(2,674)
USD	13,684	EGP	689,000	GSI	7/22/2026	—	(202)
USD	36,151	EGP	1,980,000	CITI	8/10/2026	—	(3,398)
USD	6,317	EGP	320,000	GSI	8/10/2026	—	(75)
USD	115,901	EUR	102,000	BARC	7/31/2026	—	(781)
USD	9,171,202	EUR	7,993,386	DB	7/31/2026	$27,213	—
USD	53,713	EUR	47,000	JPM	7/31/2026	—	(53)
USD	135,652	EUR	119,000	SCB	7/31/2026	—	(478)
USD	70,577	EUR	61,000	CITI	9/16/2026	658	—
USD	461,391	EUR	399,000	DB	9/16/2026	4,051	—
USD	115,913	EUR	100,000	SCB	9/16/2026	1,291	—
USD	2,477,009	GBP	1,871,000	DB	7/31/2026	—	(4,729)
USD	70,984	GBP	53,000	GSI	9/16/2026	683	—
USD	24,900	HKD	195,000	DB	7/31/2026	11	—
USD	97,894	HUF	30,100,000	GSI	7/31/2026	1,349	—
USD	148,991	HUF	45,990,000	HSBC	7/31/2026	1,479	—
USD	14,374	HUF	4,500,000	BARC	9/16/2026	—	(38)
USD	1,096,667	IDR	19,761,934,000	BOA	7/31/2026	—	(4,125)
USD	669,688	IDR	11,980,000,000	SSB	7/31/2026	2,371	—
USD	48,924	IDR	884,000,000	BARC	9/16/2026	—	(144)
USD	101,144	IDR	1,816,000,000	DB	9/16/2026	346	—
USD	2,199,401	ILS	6,530,000	CITI	7/31/2026	3,462	—
USD	23,384	ILS	70,000	BARC	9/16/2026	—	(184)
USD	56,268	ILS	165,000	CITI	9/16/2026	716	—
USD	285,746	INR	27,150,000	DB	7/31/2026	—	(560)
USD	36,423	INR	3,470,000	MSI	9/16/2026	—	(26)
USD	3,154,266	JPY	508,130,000	MSI	7/31/2026	22,012	—
USD	1,553,769	JPY	250,818,000	SCB	7/31/2026	7,658	—
USD	5,974,951	KRW	9,180,034,000	DB	7/31/2026	38,745	—
USD	42,180	KRW	64,820,000	BOA	9/16/2026	231	—
USD	3,043,901	MXN	52,847,000	DB	7/31/2026	29,100	—
USD	348,683	MXN	6,115,000	DB	9/17/2026	1,207	—
USD	34,911	MXN	620,000	GSI	9/17/2026	—	(320)
USD	173	MXN	3,000	SCB	9/17/2026	2	—
USD	700,010	MYR	2,900,000	HSBC	7/31/2026	—	(10,782)
USD	669,776	NOK	6,490,000	GSI	7/31/2026	14,379	—
USD	3,288,289	NZD	5,747,000	JPM	7/31/2026	21,050	—
USD	14,130	NZD	25,000	SCB	7/31/2026	—	(83)
USD	58,299	NZD	100,000	GSI	9/16/2026	1,359	—
USD	76,834	PEN	260,000	CITI	7/31/2026	843	—
USD	32,019	PEN	110,000	CITI	9/16/2026	—	(65)
USD	31,986	PEN	110,000	SCB	9/16/2026	—	(98)
USD	123,115	PHP	7,610,000	DB	9/16/2026	—	(304)
USD	941,224	PLN	3,507,000	JPM	7/31/2026	9,002	—
USD	14,608	PLN	55,000	BARC	9/16/2026	—	(12)
USD	33,631	PLN	125,000	BOA	9/16/2026	404	—
USD	35,937	PLN	135,000	DB	9/16/2026	52	—
USD	110,927	PLN	417,000	GSI	9/16/2026	82	—
USD	115,666	RON	530,000	DB	7/31/2026	267	—
USD	99,598	RON	454,000	CITI	9/16/2026	994	—
USD	123,450	RON	566,000	DB	9/16/2026	521	—
USD	14,217	RON	65,000	GSI	9/16/2026	100	—
USD	11,314	RSD	1,160,000	CITI	7/31/2026	30	—
USD	7,821	SEK	76,000	SSB	7/31/2026	—	(29)
USD	705,576	SGD	912,000	BOA	7/31/2026	—	(773)
USD	109,444	SGD	140,000	DB	9/16/2026	654	—
USD	31,184	SGD	40,000	SCB	9/16/2026	101	—
USD	254,874	THB	8,380,000	HSBC	7/31/2026	2,027	—
USD	230,703	TRY	12,000,000	DB	7/17/2026	—	(23,404)
USD	368,555	TRY	17,650,000	HSBC	7/31/2026	—	(1,138)
USD	182,475	TRY	9,565,000	BARC	9/16/2026	—	(10,575)
USD	99,143	TRY	5,435,000	DB	9/16/2026	—	(10,552)
USD	148,773	TRY	7,850,000	BARC	11/4/2026	—	(3,376)
USD	172,014	TRY	9,565,000	BARC	12/16/2026	—	(7,104)
USD	137,072	TRY	7,850,000	BARC	1/29/2027	—	(4,622)
USD	137,767	TRY	7,985,000	JPM	2/10/2027	—	(4,901)
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	160,389	TRY	9,565,000	GSI	3/17/2027	—	$(5,597)
USD	7,221	UYU	290,000	CITI	7/31/2026	$6	—
USD	951,106	ZAR	15,680,000	SSB	7/31/2026	—	(3,867)
USD	54,375	ZAR	910,000	CITI	9/16/2026	—	(839)
USD	349,223	ZAR	5,791,000	DB	9/16/2026	—	(2,147)
UYU	14,655,000	USD	364,908	CITI	7/31/2026	—	(311)
ZAR	1,970,000	USD	119,411	BARC	7/31/2026	570	—
ZAR	11,180,000	USD	678,148	SSB	7/31/2026	2,757	—
ZAR	2,396,000	USD	144,997	BOA	9/16/2026	381	—
ZAR	760,000	USD	46,777	CITI	9/16/2026	—	(664)
ZAR	370,000	USD	22,588	GSI	9/16/2026	—	(138)
ZAR	140,000	USD	8,495	MSI	9/16/2026	——	——
						$709,673	$(433,913)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	8,880,000	AUD	3 month AUD BBR BBSW	Fixed 4.750%	Quarterly	Quarterly	Jun 2028	$25,426	$11,428	$36,854
Centrally cleared	8,880,000	AUD	Fixed 4.750%	3 month AUD BBR BBSW	Quarterly	Quarterly	Jun 2028	(34,051)	(2,802)	(36,853)
Centrally cleared	4,090,000	NZD	3 month NZD BBR	Fixed 3.410%	Semi-Annual	Quarterly	Sep 2028	(1,212)	283	(929)
Centrally cleared	450,000	USD	Fixed 3.704%	1 day USD Compounded SOFR	Annual	Annual	May 2029	—	3,044	3,044
Centrally cleared	23,960,000	CNY	Fixed 2.010%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Sep 2029	—	(65,196)	(65,196)
Centrally cleared	11,025,000	CNY	Fixed 1.753%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Sep 2029	—	(16,884)	(16,884)
Centrally cleared	21,340,000	CNY	Fixed 1.573%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2030	—	(16,122)	(16,122)
Centrally cleared	21,680,000	CNY	Fixed 1.604%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Dec 2030	—	(21,293)	(21,293)
Centrally cleared	1,010,000	AUD	6 month AUD BBR BBSW	Fixed 4.182%	Semi-Annual	Semi-Annual	Dec 2030	—	(13,019)	(13,019)
Centrally cleared	3,348,231	BRL	1 day BRL CDI	Fixed 13.470%	At Maturity	At Maturity	Jan 2031	—	(16,540)	(16,540)
Centrally cleared	10,650,000	CNY	Fixed 1.592%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Mar 2031	132	(9,984)	(9,852)
Centrally cleared	10,575,000	CNY	Fixed 1.631%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Mar 2031	—	(12,546)	(12,546)
Centrally cleared	10,575,000	CNY	Fixed 1.629%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Mar 2031	—	(12,404)	(12,404)
Centrally cleared	2,262,080,000	KRW	3 month KRW Certificate of Deposit Rate	Fixed 3.440%	Quarterly	Quarterly	Mar 2031	2,123	(28,789)	(26,666)
Centrally cleared	31,915,000	CZK	6 month CZK PRIBOR	Fixed 3.795%	Annual	Semi-Annual	Mar 2031	—	(19,265)	(19,265)
Centrally cleared	5,060,000	AUD	6 month AUD BBR BBSW	Fixed 4.891%	Semi-Annual	Semi-Annual	Mar 2031	—	40,078	40,078
Centrally cleared	30,685,000	NOK	6 month NOK NIBOR	Fixed 4.577%	Annual	Semi-Annual	Jun 2031	—	10,414	10,414
Centrally cleared	3,505,000	AUD	6 month AUD BBR BBSW	Fixed 5.150%	Semi-Annual	Semi-Annual	Jun 2031	—	54,378	54,378
Centrally cleared	3,500,000	AUD	6 month AUD BBR BBSW	Fixed 5.170%	Semi-Annual	Semi-Annual	Jun 2031	—	56,437	56,437
Centrally cleared	10,200,000	CNY	Fixed 1.607%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(10,585)	(10,585)
Centrally cleared	8,250,000	CNY	Fixed 1.580%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(7,023)	(7,023)
Centrally cleared	10,225,000	CNY	Fixed 1.558%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(7,084)	(7,084)
Centrally cleared	5,054,248	ILS	Fixed 3.515%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2031	—	(29,957)	(29,957)
Centrally cleared	4,560,560	ILS	Fixed 3.530%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2031	—	(28,082)	(28,082)
Centrally cleared	4,620,000	ILS	Fixed 3.590%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2031	—	(32,711)	(32,711)
Centrally cleared	40,110,000	CNY	Fixed 1.503%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(12,298)	(12,298)
Centrally cleared	20,150,000	CNY	Fixed 1.505%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Sep 2031	—	(5,594)	(5,594)
Centrally cleared	161,295,000	INR	Fixed 6.305%	1 day INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2031	—	(5,831)	(5,831)
Centrally cleared	159,135,000	INR	Fixed 6.210%	1 day INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2031	—	767	767
Centrally cleared	9,880,000	NOK	6 month NOK NIBOR	Fixed 4.434%	Annual	Semi-Annual	Sep 2031	—	(1,310)	(1,310)
Centrally cleared	525,000	USD	Fixed 3.595%	1 day USD Compounded SOFR	Annual	Annual	Nov 2032	—	9,806	9,806
Centrally cleared	5,650,000	ILS	Fixed 3.960%	1 day ILS SHIR Compounded OIS	Annual	Annual	Mar 2036	—	(84,027)	(84,027)
Centrally cleared	1,990,000	SGD	Fixed 2.260%	1 day SGD Compounded SORA	Semi-Annual	Semi-Annual	Mar 2036	—	(31,941)	(31,941)
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,130,000	CHF	Fixed 0.935%	1 day CHF SARON Compounded OIS	Annual	Annual	Mar 2036	—	$(10,293)	$(10,293)
Centrally cleared	520,000	CHF	Fixed 0.963%	1 day CHF SARON Compounded OIS	Annual	Annual	Mar 2036	—	(5,630)	(5,630)
Centrally cleared	1,120,000	CHF	Fixed 0.914%	1 day CHF SARON Compounded OIS	Annual	Annual	Jun 2036	—	(7,399)	(7,399)
Centrally cleared	1,025,000	SGD	Fixed 2.140%	1 day SGD Compounded SORA	Semi-Annual	Semi-Annual	Jun 2036	$(896)	(4,379)	(5,275)
Centrally cleared	1,000,000	SGD	Fixed 2.131%	1 day SGD Compounded SORA	Semi-Annual	Semi-Annual	Jun 2036	—	(4,515)	(4,515)
Centrally cleared	828,811,005	CLP	Fixed 5.277%	1 day CLP CLICP	Semi-Annual	Semi-Annual	Jun 2036	—	(11,617)	(11,617)
Centrally cleared	3,776,030,000	COP	1 day COP IBR Compounded OIS	Fixed 11.781%	Quarterly	Quarterly	Jun 2036	—	122,110	122,110
Centrally cleared	2,525,000	ILS	Fixed 3.785%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2036	—	(24,744)	(24,744)
Centrally cleared	829,930,000	CLP	Fixed 5.337%	1 day CLP CLICP	Semi-Annual	Semi-Annual	Jun 2036	—	(15,949)	(15,949)
Centrally cleared	7,760,000	SEK	Fixed 3.047%	3 month SEK STIBOR	Annual	Quarterly	Jun 2036	—	(21,251)	(21,251)
Centrally cleared	1,857,995,000	COP	1 day COP IBR Compounded OIS	Fixed 12.027%	Quarterly	Quarterly	Jun 2036	—	68,214	68,214
Centrally cleared	2,603,670,000	COP	1 day COP IBR Compounded OIS	Fixed 12.027%	Quarterly	Quarterly	Jun 2036	—	95,591	95,591
Centrally cleared	3,578,610,000	COP	1 day COP IBR Compounded OIS	Fixed 11.507%	Quarterly	Quarterly	Jun 2036	—	98,230	98,230
Centrally cleared	1,135,000	CHF	Fixed 0.863%	1 day CHF SARON Compounded OIS	Annual	Annual	Jun 2036	—	(3,700)	(3,700)
Centrally cleared	1,657,880,000	KRW	3 month KRW Certificate of Deposit Rate	Fixed 4.060%	Quarterly	Quarterly	Sep 2036	5,941	3,377	9,318
Centrally cleared	1,150,000	CHF	Fixed 0.846%	1 day CHF SARON Compounded OIS	Annual	Annual	Sep 2036	—	(924)	(924)
Centrally cleared	2,525,000	USD	1 day USD Compounded SOFR	Fixed 4.642%	Annual	Annual	Apr 2046	—	10,309	10,309
Centrally cleared	1,060,000	USD	1 day USD Compounded SOFR	Fixed 4.311%	Annual	Annual	Jun 2046	(122)	11,209	11,087
Centrally cleared	1,655,000	USD	1 day USD Compounded SOFR	Fixed 4.130%	Annual	Annual	Jun 2056	5,257	(22,292)	(17,035)
Centrally cleared	3,540,000	SEK	Fixed 2.952%	3 month SEK STIBOR	Annual	Quarterly	Sep 2056	—	(788)	(788)
Centrally cleared	3,540,000	SEK	Fixed 2.962%	3 month SEK STIBOR	Annual	Quarterly	Sep 2056	—	(1,523)	(1,523)
Centrally cleared	1,025,000	AUD	6 month AUD BBR BBSW	Fixed 4.941%	Semi-Annual	Semi-Annual	Sep 2056	—	—	—
Centrally cleared	475,000	EUR	Fixed 2.866%	6 month EUR EURIBOR	Annual	Semi-Annual	Jun 2076	—	(6,677)	(6,677)
								$2,598	$(37,293)	$(34,695)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Emirate of Abu Dhabi	770,000	USD	$770,000	1.000%	Quarterly	Jun 2031	$(19,872)	$(3,195)	$(23,067)
BARC	Emirate of Abu Dhabi	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(7,651)	(138)	(7,789)
BARC	Government of Malaysia	2,050,000	USD	2,050,000	1.000%	Quarterly	Jun 2031	(55,915)	(2,158)	(58,073)
BARC	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,848)	93	(4,755)
BARC	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,656)	(99)	(4,755)
BARC	Petroleo Brasileiro SA	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	3,148	265	3,413
BARC	Republic of Chile	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(6,216)	(564)	(6,780)
BARC	Republic of Colombia	275,000	USD	275,000	1.000%	Quarterly	Jun 2031	7,800	(2,538)	5,262
BARC	Republic of Colombia	275,000	USD	275,000	1.000%	Quarterly	Jun 2031	6,444	(1,182)	5,262
BARC	Republic of Colombia	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	5,468	(301)	5,167
BARC	Republic of Indonesia	780,000	USD	780,000	1.000%	Quarterly	Jun 2031	(2,580)	(1,218)	(3,798)
BARC	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,523)	233	(1,290)
BARC	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(3,555)	(870)	(4,425)
BARC	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,414)	(11)	(4,425)
BARC	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,779)	354	(4,425)
BARC	Republic of South Africa	540,000	USD	540,000	1.000%	Quarterly	Jun 2031	7,090	(1,189)	5,901
BOA	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,667)	(59)	(4,726)
The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Petroleo Brasileiro SA	265,000	USD	$265,000	1.000%	Quarterly	Jun 2031	$2,911	$502	$3,413
BOA	Republic of Chile	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(6,427)	(486)	(6,913)
BOA	Republic of Panama	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,296)	(417)	(1,713)
BOA	Republic of South Africa	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	3,545	(595)	2,950
BOA	Republic of South Africa	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	3,136	(186)	2,950
BOA	Republic of South Africa	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	2,966	14	2,980
BOA	Republic of South Africa	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	2,905	53	2,958
BOA	Republic of Turkey	280,000	USD	280,000	1.000%	Quarterly	Jun 2031	14,335	(56)	14,279
BOA	Republic of Turkey	280,000	USD	280,000	1.000%	Quarterly	Jun 2031	14,808	(529)	14,279
BOA	Republic of Turkey	280,000	USD	280,000	1.000%	Quarterly	Jun 2031	14,671	(360)	14,311
BOA	Republic of Turkey	280,000	USD	280,000	1.000%	Quarterly	Jun 2031	14,317	(30)	14,287
BOA	State of Qatar	1,535,000	USD	1,535,000	1.000%	Quarterly	Jun 2031	(43,779)	(5,908)	(49,687)
BOA	United Mexican States	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,501)	(354)	(1,855)
BOA	United Mexican States	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,645)	(245)	(1,890)
CITI	Petroleo Brasileiro SA	1,875,000	USD	1,875,000	1.000%	Quarterly	Jun 2031	28,602	(4,453)	24,149
CITI	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,326)	36	(1,290)
DB	Republic of Colombia	275,000	USD	275,000	1.000%	Quarterly	Jun 2031	8,090	(2,828)	5,262
DB	Republic of Panama	3,160,000	USD	3,160,000	1.000%	Quarterly	Jun 2031	(491)	(19,935)	(20,426)
DB	United Mexican States	2,095,000	USD	2,095,000	1.000%	Quarterly	Jun 2031	(10,272)	(4,672)	(14,944)
DB	United Mexican States	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,383)	(472)	(1,855)
GSI	Emirate of Abu Dhabi	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(6,683)	(1,106)	(7,789)
GSI	Emirate of Abu Dhabi	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(6,581)	(1,208)	(7,789)
GSI	Emirate of Abu Dhabi	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(7,639)	(142)	(7,781)
GSI	Federative Republic of Brazil	1,835,000	USD	1,835,000	1.000%	Quarterly	Jun 2031	20,204	(953)	19,251
GSI	Federative Republic of Brazil	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,081	699	2,780
GSI	Federative Republic of Brazil	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	1,956	824	2,780
GSI	Kingdom of Saudi Arabia	525,000	USD	525,000	1.000%	Quarterly	Jun 2031	(8,806)	(796)	(9,602)
GSI	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,331)	(424)	(4,755)
GSI	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,723)	(25)	(4,748)
GSI	Republic of Chile	1,025,000	USD	1,025,000	1.000%	Quarterly	Jun 2031	(22,992)	(4,263)	(27,255)
GSI	Republic of Colombia	560,000	USD	560,000	1.000%	Quarterly	Jun 2031	27,334	(16,618)	10,716
GSI	Republic of Peru	1,815,000	USD	1,815,000	1.000%	Quarterly	Jun 2031	(24,799)	(6,094)	(30,893)
GSI	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(3,607)	(818)	(4,425)
GSI	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(5,103)	678	(4,425)
GSI	Republic of South Africa	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	2,861	89	2,950
GSI	Republic of Turkey	280,000	USD	280,000	1.000%	Quarterly	Jun 2031	14,156	123	14,279
GSI	State of Qatar	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(7,867)	(549)	(8,416)
GSI	State of Qatar	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(8,361)	(48)	(8,409)
GSI	United Mexican States	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,287)	(568)	(1,855)
JPM	People's Republic of China	1,795,000	USD	1,795,000	1.000%	Quarterly	Jun 2031	(50,267)	(789)	(51,056)
JPM	Republic of Indonesia	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,528)	238	(1,290)
JPM	Republic of South Africa	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	3,021	(67)	2,954
JPM	Republic of Turkey	280,000	USD	280,000	1.000%	Quarterly	Jun 2031	14,366	(70)	14,296
MSI	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,779)	(65)	(4,844)
MSI	Republic of Colombia	275,000	USD	275,000	1.000%	Quarterly	Jun 2031	6,917	(1,655)	5,262
				$33,130,000				$(125,017)	$(87,105)	$(212,122)
Centrally cleared	CDX.EM.45	5,425,000	USD	5,425,000	1.000%	Quarterly	Jun 2031	148,509	(53,844)	94,665
Centrally cleared	CDX.NA.HY.46	5,143,050	USD	5,143,050	5.000%	Quarterly	Jun 2031	(415,925)	(5,498)	(421,423)
Centrally cleared	CDX.NA.IG.46	12,485,000	USD	12,485,000	1.000%	Quarterly	Jun 2031	(276,852)	242	(276,610)
Centrally cleared	iTraxx Europe Crossover Series 45 Version 1	2,725,000	EUR	3,112,874	5.000%	Quarterly	Jun 2031	(338,362)	(7,155)	(345,517)
Centrally cleared	iTraxx Europe Senior Financials Series 45 Version 1	4,495,000	EUR	5,160,502	1.000%	Quarterly	Jun 2031	(107,870)	(2,088)	(109,958)
Centrally cleared	iTraxx Europe Series 45 Version 1	2,665,000	EUR	3,037,282	1.000%	Quarterly	Jun 2031	(67,932)	(1,218)	(69,150)
The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Sub Financials Series 45 Version 1	5,725,000	EUR	6,633,545	1.000%	Quarterly	Jun 2031	$(24,447)	$(10,676)	$(35,123)
				$40,997,253				$(1,082,879)	$(80,237)	$(1,163,116)
				$74,127,253				$(1,207,896)	$(167,342)	$(1,375,238)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.46	3.040%	23,760	USD	$23,760	5.000%	Quarterly	Jun 2031	$1,084	$862	$1,946
					$23,760				$1,084	$862	$1,946
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	1 day USD Compounded SOFR	At Maturity	USD	4,165,000	Sep 2026	BOA	—	$(14,339)	$(14,339)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,345,000	Dec 2026	JPM	—	(32,181)	(32,181)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	3,005,000	Mar 2027	JPM	—	(11,399)	(11,399)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	3,400,000	Sep 2026	MSI	—	(52,364)	(52,364)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	3,400,000	Sep 2026	MSI	—	(75,069)	(75,069)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,050,000	Sep 2026	MSI	—	(19,699)	(19,699)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,055,000	Sep 2026	MSI	—	(9,133)	(9,133)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	14,815,000	Dec 2026	MSI	—	(366,155)	(366,155)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	3,390,000	Mar 2027	MSI	—	(13,805)	(13,805)
Receive	iBoxx $ Liquid Leveraged Loan Index	1 day USD Compounded SOFR	At Maturity	USD	1,575,000	Sep 2026	MSI	—	22,761	22,761
								—	$(571,383)	$(571,383)

* Portfolio will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the portfolio has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the portfolio has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	210,000	USD	$210,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	$44,744	$44,744
CITI	1,290,000	USD	1,290,000	Fixed 2.440%	USA CPI All Urban Consumers	At Maturity	At Maturity	Sep 2055	$(3,699)	(18,573)	(22,272)
The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	1,700,000	USD	$1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(34,860)	$336,490	$301,630
			$3,200,000						$(38,559)	$362,661	$324,102
Centrally cleared	6,355,000	USD	6,355,000	Fixed 2.400%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jun 2031	(15,159)	14,460	(699)
Centrally cleared	3,195,000	USD	3,195,000	Fixed 2.379%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2056	15,499	(38,121)	(22,622)
Centrally cleared	1,695,000	USD	1,695,000	Fixed 2.407%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2056	1,265	(21,461)	(20,196)
Centrally cleared	1,635,000	USD	1,635,000	Fixed 2.380%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2056	1,529	(13,439)	(11,910)
			$12,880,000						$3,134	$(58,561)	$(55,427)
			$16,080,000						$(35,425)	$304,100	$268,675

Reference rates as of June 30, 2026 were as follows:
1 day BRL CDI - 14.150%
1 day CHF SARON Compounded OIS - (0.044%)
1 day CLP CLICP - 4.500%
1 day COP IBR Compounded OIS - 10.538%
1 day ILS SHIR Compounded OIS - 3.750%
1 day INR MIBOR Compounded OIS - 5.500%
1 day SGD Compounded SORA - 1.189%
1 day USD Compounded SOFR - 3.680%
1 week CNY CNREPOFIX - 1.540%
3 month AUD BBR BBSW - 4.462%
3 month KRW Certificate of Deposit Rate - 2.920%
3 month NZD BBR - 2.715%
3 month SEK STIBOR - 1.972%
6 month AUD BBR BBSW - 4.800%
6 month CZK PRIBOR - 3.890%
6 month EUR EURIBOR - 2.568%
6 month NOK NIBOR - 4.810%
USA CPI All Urban Consumers - 3.500%
The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CDI	Brazil Interbank Deposit Rate
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IBR	Colombia Overnight Interbank Rate
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 46.6%
U.S. Government – 14.8%
U.S. Treasury Bonds
1.375%, 08/15/2050	$7,047,000	$3,456,884
1.625%, 11/15/2050	7,459,000	3,898,784
2.000%, 02/15/2050	7,480,000	4,358,561
4.625%, 02/15/2046	18,267,000	17,533,467
4.750%, 02/15/2056	19,603,000	19,042,473
5.000%, 05/15/2046	1,129,000	1,137,468
U.S. Treasury Notes
3.875%, 05/15/2029	7,584,000	7,525,342
4.000%, 05/31/2028	3,201,000	3,191,622
4.125%, 06/30/2031	7,699,000	7,671,933
4.250%, 06/30/2033	1,774,000	1,767,070
4.375%, 05/15/2036	5,122,000	5,094,789
		74,678,393
U.S. Government Agency – 31.8%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	2,129,253	1,817,856
2.500%, 08/01/2051 to 12/01/2051	3,476,923	2,960,001
3.000%, 03/01/2043 to 06/01/2052	8,422,316	7,499,700
3.500%, 10/01/2046 to 07/01/2052	12,046,056	11,045,304
4.000%, 08/01/2037 to 04/01/2053	9,160,568	8,691,634
4.500%, 12/01/2037 to 02/01/2055	10,017,559	9,745,280
5.000%, 08/01/2052 to 02/01/2056	15,725,341	15,609,274
5.500%, 06/01/2053 to 02/01/2056	10,355,096	10,507,833
Federal National Mortgage Association
2.000%, 06/01/2036 to 02/01/2052	6,261,994	5,141,741
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.500%, 08/01/2035 to 03/01/2052	$9,969,336	$8,572,334
3.000%, 03/01/2033 to 09/01/2052	16,792,781	14,978,658
3.500%, 06/01/2049 to 08/01/2053	11,206,190	10,247,254
4.000%, 10/01/2037 to 07/01/2052	17,585,912	16,682,207
4.500%, 11/01/2037 to 04/01/2053	17,327,684	16,844,720
5.000%, 09/01/2052 to 04/01/2056	13,388,703	13,302,741
5.500%, 12/01/2052 to 08/01/2055	6,270,914	6,356,614
		160,003,151
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $238,960,380)		$234,681,544
FOREIGN GOVERNMENT OBLIGATIONS – 0.1%
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 5.875%, 01/12/2056 (A)	819,000	796,550
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $810,727)		$796,550
CORPORATE BONDS – 32.3%
Communication services – 1.4%
AT&T, Inc.
2.750%, 06/01/2031	77,000	70,032
4.500%, 05/15/2035	139,000	130,867
4.550%, 11/01/2032	71,000	69,282
4.750%, 04/30/2033 (B)	481,000	470,688

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC
2.800%, 04/01/2031	$90,000	$80,186
6.384%, 10/23/2035	368,000	367,398
Meta Platforms, Inc.
4.200%, 11/15/2030	492,000	484,282
4.600%, 11/15/2032	96,000	94,396
5.625%, 11/15/2055	190,000	172,170
Netflix, Inc. 4.875%, 06/15/2030 (A)(B)	209,000	210,299
News Corp.
3.875%, 05/15/2029 (A)	137,000	132,870
5.125%, 02/15/2032 (A)	206,000	201,824
NTT Finance Corp. 5.171%, 07/16/2032 (A)	579,000	578,951
QTS Fayetteville I DC1-2 LLC 5.700%, 04/15/2036 (A)(B)	751,000	714,046
Space Exploration Technologies Corp.
5.650%, 07/15/2033 (A)	728,000	723,663
6.650%, 07/15/2056 (A)	231,000	222,870
STC Sukuk Company II, Ltd. 4.489%, 01/15/2031 (A)	855,000	840,234
T-Mobile USA, Inc.
3.875%, 04/15/2030	944,000	914,713
6.700%, 12/15/2033	401,000	438,187
WMG Acquisition Corp. 3.875%, 07/15/2030 (A)	148,000	140,201
		7,057,159
Consumer discretionary – 0.6%
Airbnb, Inc. 4.650%, 03/16/2031	97,000	96,374
Amazon.com, Inc. 4.550%, 03/13/2033	148,000	145,589
General Motors Financial Company, Inc. 5.600%, 06/18/2031	844,000	863,991
Hyundai Capital America 5.400%, 01/08/2031 (A)	630,000	639,919
Marriott International, Inc. 4.500%, 05/01/2033	100,000	96,795
MercadoLibre, Inc. 4.900%, 01/15/2033	362,000	352,624
Royal Caribbean Cruises, Ltd.
4.750%, 05/15/2033 (B)	166,000	161,575
5.375%, 01/15/2036	182,000	180,657
The Home Depot, Inc. 4.950%, 06/25/2034	512,000	513,717
		3,051,241
Consumer staples – 0.7%
Bimbo Bakeries USA, Inc. 6.050%, 01/15/2029 (A)	695,000	713,330
JBS NV
3.625%, 01/15/2032	792,000	733,452
5.750%, 04/01/2033	169,000	173,507
5.950%, 04/20/2035	59,000	60,838
Kenvue, Inc.
4.850%, 05/22/2032	859,000	863,345
4.900%, 03/22/2033	180,000	180,689
Mars, Inc.
4.800%, 03/01/2030 (A)	96,000	96,286
5.000%, 03/01/2032 (A)	122,000	122,858
Pilgrim's Pride Corp. 6.250%, 07/01/2033	148,000	154,520
The Clorox Company 4.950%, 05/15/2033	352,000	348,559
		3,447,384
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 3.1%
Aker BP ASA 3.750%, 01/15/2030 (A)	$289,000	$278,765
Antero Resources Corp. 5.375%, 03/01/2030 (A)	363,000	365,582
BP Capital Markets America, Inc. 4.812%, 02/13/2033	179,000	178,206
Cheniere Energy Partners LP
3.250%, 01/31/2032	945,000	866,062
5.550%, 10/30/2035	92,000	93,453
5.950%, 06/30/2033	152,000	158,700
Columbia Pipelines Holding Company LLC
4.999%, 11/17/2032 (A)	418,000	413,370
5.681%, 01/15/2034 (A)	105,000	107,218
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)	656,000	688,715
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	361,000	317,634
5.750%, 01/15/2031 (A)	768,000	782,005
Devon Energy Corp. 5.200%, 09/15/2034	181,000	181,185
DT Midstream, Inc.
4.375%, 06/15/2031 (A)	1,329,000	1,283,665
5.800%, 12/15/2034 (A)	93,000	95,047
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	348,000	350,069
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	158,000	180,625
Energy Transfer LP
5.150%, 03/15/2045	151,000	134,694
5.600%, 09/01/2034	95,000	96,955
Eni SpA 5.250%, 05/18/2036 (A)	488,000	479,911
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	1,239,000	1,234,166
5.350%, 01/31/2033	174,000	178,459
EOG Resources, Inc. 5.000%, 07/15/2032	177,000	178,143
Expand Energy Corp. 4.750%, 02/01/2032	284,000	276,784
MPLX LP
4.950%, 09/01/2032	137,000	136,276
5.000%, 03/01/2033	135,000	133,984
Occidental Petroleum Corp.
6.450%, 09/15/2036	730,000	783,105
6.625%, 09/01/2030	54,000	57,127
Ovintiv, Inc. 6.250%, 07/15/2033	297,000	312,429
Permian Resources Operating LLC 6.250%, 02/01/2033 (A)	94,000	95,995
Plains All American Pipeline LP 4.700%, 01/15/2031	97,000	96,161
Repsol E&P Capital Markets US LLC 5.204%, 09/16/2030 (A)	200,000	201,071
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	1,406,000	1,392,402

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Targa Resources Corp.
5.500%, 02/15/2035	$141,000	$142,324
6.150%, 03/01/2029	93,000	96,302
Targa Resources Partners LP 4.000%, 01/15/2032	189,000	179,230
Var Energi ASA
5.875%, 05/22/2030 (A)	973,000	1,002,056
8.000%, 11/15/2032 (A)	679,000	770,791
Viper Energy Partners LLC 4.900%, 08/01/2030	97,000	96,678
Western Midstream Operating LP
4.800%, 03/01/2031	910,000	899,962
5.450%, 11/15/2034	70,000	69,626
Whistler Pipeline LLC
5.400%, 09/30/2029 (A)	95,000	96,354
5.700%, 09/30/2031 (A)	95,000	97,430
		15,578,716
Financials – 13.2%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	839,000	832,070
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	196,000	199,224
8.000%, 11/01/2031	881,000	981,203
American National Global Funding 4.875%, 01/23/2031 (A)	1,160,000	1,142,240
Apollo Debt Solutions BDC
6.700%, 07/29/2031	168,000	171,252
6.900%, 04/13/2029	523,000	536,780
Ares Strategic Income Fund
5.150%, 01/15/2031	804,000	767,661
5.450%, 09/09/2028	72,000	71,296
5.600%, 02/15/2030	184,000	180,819
5.700%, 03/15/2028	254,000	253,621
5.800%, 09/09/2030	237,000	233,477
6.200%, 03/21/2032	137,000	135,483
6.350%, 08/15/2029	519,000	523,743
Athene Global Funding
4.721%, 10/08/2029 (A)	153,000	151,188
5.322%, 11/13/2031 (A)	96,000	95,774
Athene Holding, Ltd.
3.500%, 01/15/2031	689,000	645,434
6.625%, (6.625% to 10-15-34, then 5 Year CMT + 2.607%), 10/15/2054	102,000	98,010
Atlas Warehouse Lending Company LP
5.250%, 01/15/2033 (A)	99,000	97,517
6.250%, 01/15/2030 (A)	93,000	95,797
Augusta SpinCo Corp. 4.945%, 03/23/2033	98,000	97,399
Banco Santander SA 4.551%, 11/06/2030	201,000	197,789
Bank Hapoalim BM
4.722%, 07/14/2029 (A)	239,000	235,620
5.252%, 01/14/2033 (A)	705,000	696,008
Bank of America Corp.
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	1,100,000	1,015,026
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	1,845,000	1,671,229
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	$875,000	$857,712
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	1,293,000	1,296,929
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	94,000	94,435
6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (C)	654,000	674,260
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	673,000	703,992
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	912,000	930,950
Blackstone Private Credit Fund
5.050%, 09/10/2030	197,000	188,517
5.250%, 04/01/2030 (B)	184,000	178,684
5.950%, 07/16/2029	97,000	97,036
7.300%, 11/27/2028	93,000	95,954
BNP Paribas SA 9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(C)	398,000	416,897
BPCE SA 4.760%, (4.760% to 1-13-31, then Overnight SOFR + 1.267%), 01/13/2032 (A)	182,000	179,391
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	131,000	127,063
Canadian Imperial Bank of Commerce 6.500%, (6.500% to 7-28-31, then 5 Year CMT + 2.727%), 07/28/2086	200,000	200,450
Cantor Fitzgerald LP 7.200%, 12/12/2028 (A)	1,263,000	1,310,300
Capital One Financial Corp. 6.700%, 11/29/2032	549,000	596,339
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	200,000	179,797
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	503,000	524,882
Citizens Financial Group, Inc.
3.250%, 04/30/2030	74,000	70,018
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	555,000	560,923
5.299%, (5.299% to 1-29-31, then 5 Year CMT + 1.450%), 01/29/2036	630,000	623,865
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	539,000	553,221
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	340,000	366,130
CNO Financial Group, Inc.
5.250%, 05/30/2029	853,000	858,232

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CNO Financial Group, Inc. (continued)
6.450%, 06/15/2034	$184,000	$191,734
CNO Global Funding 4.700%, 12/11/2030 (A)	97,000	95,462
Credit Agricole SA
3.250%, 01/14/2030 (A)	1,201,000	1,129,639
5.862%, (5.862% to 1-9-35, then Overnight SOFR + 1.740%), 01/09/2036 (A)	250,000	257,463
Danske Bank A/S
4.999%, (4.999% to 3-27-31, then 1 Year CMT + 0.980%), 03/27/2032 (A)	243,000	242,925
5.019%, (5.019% to 3-4-30, then 1 Year CMT + 0.930%), 03/04/2031 (A)	200,000	200,791
Deutsche Bank AG
4.469%, (4.469% to 12-10-30, then Overnight SOFR + 1.100%), 12/10/2031	432,000	424,841
4.725%, (4.725% to 2-6-31, then Overnight SOFR + 1.135%), 02/06/2032	267,000	263,145
4.950%, (4.950% to 8-4-30, then Overnight SOFR + 1.300%), 08/04/2031	668,000	665,655
5.060%, (5.060% to 4-14-31, then Overnight SOFR + 1.410%), 04/14/2032	182,000	181,552
Enact Holdings, Inc. 6.250%, 05/28/2029 (B)	491,000	505,319
Fifth Third Bancorp
5.141%, (5.141% to 1-29-36, then Overnight SOFR + 1.240%), 01/29/2037	236,000	231,663
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	801,000	824,111
5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030 (A)	248,000	254,829
First Citizens BancShares, Inc.
4.869%, (4.869% to 3-3-31, then Overnight SOFR + 1.487%), 03/03/2032	976,000	949,236
5.231%, (5.231% to 3-12-30, then Overnight SOFR + 1.410%), 03/12/2031	955,000	953,006
5.600%, (5.600% to 9-5-30, then 5 Year CMT + 1.850%), 09/05/2035	279,000	273,944
First Horizon Corp. 5.514%, (5.514% to 3-7-30, then Overnight SOFR + 1.766%), 03/07/2031	178,000	180,248
GA Global Funding Trust
4.500%, 09/18/2030 (A)	606,000	587,207
5.200%, 12/09/2031 (A)	97,000	95,842
HPS Corporate Lending Fund
5.150%, 04/02/2029 (A)	100,000	97,944
5.450%, 11/15/2030	673,000	650,595
5.950%, 04/14/2032	495,000	484,319
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	357,000	361,192
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Huntington Bancshares, Inc. (continued)
5.709%, (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%), 02/02/2035	$228,000	$233,260
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	68,000	69,453
ING Groep NV 6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	211,643
Intercontinental Exchange, Inc. 4.600%, 03/15/2033	135,000	132,280
JPMorgan Chase & Co.
4.347%, (4.347% to 1-22-31, then Overnight SOFR + 0.840%), 01/22/2032	182,000	178,284
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	606,000	603,286
5.193%, (5.193% to 2-5-36, then Overnight SOFR + 1.300%), 02/05/2037	478,000	470,116
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	894,000	903,279
5.576%, (5.576% to 7-23-35, then Overnight SOFR + 1.635%), 07/23/2036	1,289,000	1,308,583
KeyBank NA 5.000%, 01/26/2033	250,000	247,428
KeyCorp
5.121%, (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%), 04/04/2031 (B)	133,000	134,032
5.305%, (5.305% to 1-28-36, then Overnight SOFR + 1.367%), 01/28/2037	98,000	96,564
6.401%, (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%), 03/06/2035	91,000	96,856
Lazard Group LLC
4.375%, 03/11/2029	335,000	331,127
6.000%, 03/15/2031	93,000	96,431
Lloyds Banking Group PLC
6.625%, (6.625% to 9-27-35, then 5 Year CMT + 2.681%), 09/27/2035 (C)	191,000	190,253
6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (B)(C)	660,000	678,318
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (C)	471,000	469,582
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	95,000	95,760
5.295%, (5.295% to 4-18-31, then 5 Year CMT + 1.380%), 04/18/2036	500,000	495,385
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	737,000	736,591
5.400%, (5.400% to 7-30-30, then 5 Year CMT + 1.430%), 07/30/2035	794,000	792,578

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (A)	$188,000	$178,385
MassMutual Global Funding II 4.350%, 09/17/2031 (A)	99,000	96,494
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	736,000	749,900
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	110,000	96,499
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	1,158,000	1,004,552
4.708%, (4.708% to 3-12-31, then Overnight SOFR + 1.195%), 03/12/2032	769,000	759,497
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	817,000	820,934
5.948%, (5.948% to 1-19-33, then 5 Year CMT + 2.430%), 01/19/2038	550,000	565,880
Morgan Stanley Private Bank NA 4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	98,000	96,322
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/2032	415,000	478,639
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (B)(C)	827,000	861,071
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (C)	567,000	627,552
NMI Holdings, Inc. 6.000%, 08/15/2029	902,000	920,391
Nordea Bank ABP 6.300%, (6.300% to 3-25-32, then 5 Year CMT + 2.660%), 09/25/2031 (A)(B)(C)	1,099,000	1,105,390
Old National Bancorp 5.768%, (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%), 02/15/2036	97,000	96,987
Pinnacle Bank 5.957%, (5.957% to 1-15-31, then 5 Year CMT + 2.300%), 01/15/2036	250,000	248,139
Pinnacle Financial Partners, Inc. 5.596%, (5.596% to 5-19-31, then Overnight SOFR + 1.700%), 05/19/2032	342,000	343,094
Radian Group, Inc. 6.200%, 05/15/2029	186,000	192,069
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	871,000	881,242
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	93,000	95,448
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Reinsurance Group of America, Inc. 6.650%, (6.650% to 9-15-35, then 5 Year CMT + 2.392%), 09/15/2055	$96,000	$97,059
Royal Bank of Canada 6.500%, (6.500% to 11-24-35, then 5 Year CMT + 2.462%), 11/24/2085	941,000	930,860
Santander Holdings USA, Inc.
5.220%, (5.220% to 6-5-31, then Overnight SOFR + 1.276%), 06/05/2032	377,000	376,063
5.353%, (5.353% to 9-6-29, then Overnight SOFR + 1.940%), 09/06/2030	488,000	492,297
5.701%, (5.701% to 6-5-36, then Overnight SOFR + 1.596%), 06/05/2037	377,000	376,703
Simmons First National Corp. 6.250%, (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%), 10/01/2035	821,000	826,805
Sixth Street Lending Partners
5.750%, 01/15/2030	71,000	70,540
6.125%, 07/15/2030	582,000	585,224
Societe Generale SA 3.653%, (3.653% to 7-8-30, then 5 Year CMT + 3.000%), 07/08/2035 (A)	200,000	187,662
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	590,000	471,974
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	230,000	231,958
The Goldman Sachs Group, Inc. 2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	869,000	780,439
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	432,000	430,097
5.575%, (5.575% to 1-29-35, then Overnight SOFR + 1.394%), 01/29/2036	94,000	96,364
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	92,000	96,713
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (C)	94,000	96,091
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	408,000	411,029
5.281%, (5.281% to 4-23-36, then Overnight SOFR + 1.414%), 04/23/2037	287,000	284,223
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	1,191,000	1,238,979
6.123%, (6.123% to 10-28-32, then Overnight SOFR + 2.300%), 10/28/2033	415,000	438,106

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. (continued)
6.250%, (6.250% to 6-15-31, then 5 Year CMT + 2.129%), 06/15/2031 (C)	$377,000	$377,094
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	425,000	419,355
5.083%, (5.083% to 5-15-30, then Overnight SOFR + 1.296%), 05/15/2031	566,000	572,304
5.678%, (5.678% to 1-23-34, then Overnight SOFR + 1.860%), 01/23/2035	228,000	235,409
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	199,000	207,489
UBS Group AG
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (A)	170,000	180,634
7.000%, (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%), 02/10/2030 (A)(C)	200,000	203,476
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(C)	183,000	184,664
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (A)(C)	618,000	713,884
Valley National Bancorp 6.219%, (6.219% to 6-1-31, then 3 month CME Term SOFR + 2.430%), 06/01/2036	614,000	611,700
Webster Financial Corp. 5.784%, (5.784% to 9-11-30, then 5 Year CMT + 2.125%), 09/11/2035	96,000	96,749
Wells Fargo & Company
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	992,000	911,892
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	691,000	689,788
5.244%, (5.244% to 1-24-30, then Overnight SOFR + 1.110%), 01/24/2031	95,000	96,298
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	870,000	939,026
		66,662,821
Health care – 2.2%
Abbott Laboratories 4.300%, 03/15/2033	856,000	830,285
AbbVie, Inc.
4.400%, 03/15/2033	824,000	806,254
5.050%, 03/15/2034	1,150,000	1,162,405
Amgen, Inc.
5.250%, 03/02/2033	1,071,000	1,089,841
5.650%, 03/02/2053	505,000	491,518
Cencora, Inc. 2.800%, 05/15/2030	600,000	559,580
CVS Health Corp. 5.000%, 09/15/2032	97,000	97,216
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Fresenius Medical Care US Finance III, Inc. 3.750%, 06/15/2029 (A)	$948,000	$917,495
HCA, Inc.
4.300%, 11/15/2030	97,000	94,883
4.600%, 11/15/2032	98,000	95,449
5.000%, 05/15/2033	508,000	502,806
5.450%, 04/01/2031	434,000	443,444
IQVIA, Inc. 6.250%, 02/01/2029	172,000	177,696
Medtronic Global Holdings SCA 4.500%, 03/30/2033	136,000	133,323
Merck & Company, Inc. 4.450%, 12/04/2032	133,000	130,907
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	969,000	959,689
Roche Holdings, Inc. 5.489%, 11/13/2030 (A)	494,000	511,829
Solventum Corp. 5.450%, 03/13/2031	951,000	973,511
UnitedHealth Group, Inc. 5.950%, 06/15/2055	94,000	96,867
Universal Health Services, Inc. 2.650%, 10/15/2030	963,000	865,975
VSP Optical Group, Inc. 5.400%, 06/01/2033 (A)	236,000	236,596
		11,177,569
Industrials – 2.8%
AerCap Ireland Capital DAC 6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056	150,000	151,935
Air Canada 2015-2 Class AA Pass Through Trust 3.750%, 12/15/2027 (A)	128,929	126,960
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	717,990	705,268
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	101,015	98,047
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	184,438	180,203
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	178,044	171,186
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	105,885	97,302
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	581,354	545,156
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	729,462	656,605
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	656,915	628,227
American Airlines 2025-1 Class A Pass Through Trust 4.900%, 05/11/2038	106,000	103,278
American Airlines 2025-1 Class B Pass Through Trust 5.650%, 11/11/2034	228,000	225,586

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2026-1 Class A Pass Through Trust 5.250%, 11/10/2038	$489,000	$485,107
American Airlines 2026-1 Class B Pass Through Trust 5.750%, 05/10/2035	509,000	506,262
Ashtead Capital, Inc. 5.550%, 05/30/2033 (A)	804,000	812,263
BAE Systems PLC 5.250%, 03/26/2031 (A)	436,000	444,503
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (A)	97,138	93,828
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (A)	663,000	704,911
CIMIC Finance, Ltd. 6.000%, 04/22/2036 (A)	520,000	512,617
DAE Funding LLC
3.375%, 03/20/2028 (A)	599,000	579,521
4.950%, 01/15/2033 (A)	200,000	192,980
Eaton Corp. 4.500%, 03/06/2033	98,000	95,933
Flowserve Corp. 5.700%, 05/15/2036	331,000	332,678
Hexcel Corp. 4.900%, 05/15/2031	69,000	68,792
Honeywell Aerospace, Inc. 4.600%, 03/16/2033 (A)	361,000	354,320
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	905,818	801,884
JetBlue 2020-1 Class A Pass Through Trust 4.000%, 11/15/2032	96,655	91,603
Novartis Capital Corp. 4.600%, 03/18/2033	164,000	162,491
The Boeing Company 6.528%, 05/01/2034	969,000	1,054,189
Tyco Electronics Group SA 4.500%, 02/09/2031	97,000	96,428
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	1,005,922	974,503
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	100,470	96,821
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027 (B)	96,458	97,594
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	877,845	911,031
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	95,854	96,152
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	248,093	252,252
Weir Group, Inc. 5.350%, 05/06/2030 (A)	174,000	175,535
WSP Global, Inc. 5.714%, 09/18/2036 (A)	136,000	134,481
		13,818,432
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 2.3%
Amphenol Corp. 4.400%, 02/15/2033	$99,000	$96,261
Beacon Point DC LLC 6.129%, 11/30/2042 (A)	791,000	797,793
Broadcom, Inc.
3.419%, 04/15/2033	1,458,000	1,329,093
4.550%, 02/15/2032	81,000	79,908
4.800%, 02/15/2036	123,000	119,365
4.900%, 07/15/2032	968,000	971,167
CDW LLC 5.100%, 03/01/2030	97,000	96,792
Dell International LLC
4.500%, 02/15/2031	220,000	216,946
4.750%, 10/06/2032	135,000	133,406
5.300%, 04/01/2032	171,000	173,913
5.400%, 04/15/2034 (B)	611,000	619,443
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	200,000	210,844
6.250%, 01/25/2035 (A)	776,000	823,703
HUT 8 DC LLC 6.192%, 11/15/2042 (A)	344,000	348,431
Jabil, Inc. 4.750%, 02/01/2033	99,000	96,648
Marvell Technology, Inc. 5.950%, 09/15/2033	894,000	938,825
Micron Technology, Inc. 2.703%, 04/15/2032	109,000	97,657
Motorola Solutions, Inc.
2.300%, 11/15/2030	103,000	92,912
2.750%, 05/24/2031	822,000	746,748
Oracle Corp.
4.700%, 09/27/2034	200,000	183,246
4.800%, 09/26/2032	102,000	97,054
5.250%, 02/03/2032	183,000	180,398
5.550%, 02/06/2053	1,197,000	964,197
5.700%, 02/04/2036	100,000	96,845
Qorvo, Inc.
3.375%, 04/01/2031 (A)	289,000	263,973
4.375%, 10/15/2029	181,000	174,470
TD SYNNEX Corp.
2.650%, 08/09/2031	80,000	71,226
5.300%, 10/10/2035	829,000	816,078
6.100%, 04/12/2034	640,000	666,018
VeriSign, Inc. 5.100%, 07/15/2031	169,000	169,498
VMware LLC 4.700%, 05/15/2030	79,000	79,149
		11,752,007
Materials – 0.7%
Anglo American Capital PLC 5.000%, 03/21/2033 (A)	845,000	838,346
Cemex SAB de CV
3.875%, 07/11/2031 (A)	842,000	793,600
5.750%, 06/05/2036	613,000	610,855
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	609,000	619,452
JH North America Holdings, Inc.
5.875%, 01/31/2031 (A)	341,000	342,604
6.125%, 07/31/2032 (A)	96,000	96,796
Rio Tinto Finance USA PLC 5.000%, 03/14/2032	70,000	70,712
SNF Group SACA 5.626%, 03/31/2031 (A)	222,000	224,490
		3,596,855

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 1.6%
American Homes 4 Rent LP 4.950%, 06/15/2030	$881,000	$883,381
American Tower Corp.
4.700%, 12/15/2032	181,000	178,056
5.200%, 02/15/2029	856,000	867,203
5.550%, 07/15/2033	524,000	537,567
5.650%, 03/15/2033	570,000	588,644
Boston Properties LP 6.500%, 01/15/2034	794,000	842,570
CoStar Group, Inc. 2.800%, 07/15/2030 (A)	682,000	613,611
Cousins Properties LP 4.875%, 03/01/2033	794,000	773,037
FIBRA Prologis 5.500%, 11/26/2035 (A)	200,000	194,100
Host Hotels & Resorts LP 4.250%, 12/15/2028	427,000	422,445
Prologis Targeted U.S. Logistics Fund LP
4.625%, 03/15/2033 (A)	855,000	832,489
5.250%, 01/15/2035 (A)	558,000	557,949
Regency Centers LP
4.500%, 03/15/2033	185,000	179,958
5.000%, 07/15/2032	138,000	138,821
VICI Properties LP
5.125%, 11/15/2031	142,000	141,379
5.125%, 05/15/2032	411,000	407,621
		8,158,831
Utilities – 3.7%
American Electric Power Company, Inc.
5.625%, 03/01/2033 (B)	547,000	566,779
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	98,000	97,462
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	583,000	579,721
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (A)	219,901	234,333
Capital Power US Holdings, Inc. 6.189%, 06/01/2035 (A)	174,000	180,081
CenterPoint Energy, Inc.
5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	98,000	97,954
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	67,000	70,418
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	94,000	97,368
Constellation Energy Generation LLC
4.400%, 01/15/2031	97,000	95,360
6.500%, 10/01/2053	91,000	97,637
Dominion Energy, Inc.
6.000%, (6.000% to 2-15-31, then 5 Year CMT + 2.262%), 02/15/2056	674,000	676,984
6.200%, (6.200% to 2-15-36, then 5 Year CMT + 2.006%), 02/15/2056	129,000	129,407
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	199,000	205,629
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	90,000	95,291
Duke Energy Carolinas LLC 4.950%, 01/15/2033	106,000	106,692
Duke Energy Corp. 5.750%, 09/15/2033	761,000	793,288
Electricite de France SA 5.650%, 04/22/2029 (A)	814,000	836,636
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	$112,000	$112,018
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	95,000	95,195
Eversource Energy 5.125%, 05/15/2033	142,000	142,070
Exelon Corp.
5.125%, 03/15/2031	96,000	97,281
6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	69,000	70,821
Georgia Power Company 4.950%, 05/17/2033	177,000	178,073
Indianapolis Power & Light Company 5.650%, 12/01/2032 (A)	977,000	1,012,379
Israel Electric Corp., Ltd. 5.633%, 01/28/2038 (A)	429,000	426,559
National Grid PLC 5.809%, 06/12/2033	880,000	916,314
NextEra Energy Capital Holdings, Inc.
2.440%, 01/15/2032	204,000	179,908
6.200%, (6.200% to 10-1-36, then 5 Year CMT + 1.765%), 10/01/2056	280,000	279,729
6.375%, (6.375% to 8-15-30, then 5 Year CMT + 2.053%), 08/15/2055	95,000	96,753
6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	463,000	475,239
NiSource, Inc.
3.600%, 05/01/2030	99,000	95,025
5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	635,000	634,080
NRG Energy, Inc.
4.955%, 04/30/2031 (A)	600,000	593,379
5.407%, 10/15/2035 (A)	557,000	547,462
7.000%, 03/15/2033 (A)	1,079,000	1,170,485
Pacific Gas & Electric Company 5.800%, 05/15/2034	594,000	607,204
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.750%, 02/03/2031 (A)	200,000	194,936
Sempra
5.500%, 08/01/2033	175,000	179,910
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	694,000	697,718
The AES Corp. 5.200%, 07/15/2029	202,000	203,150
The Southern Company
5.700%, 03/15/2034	554,000	573,911
6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	69,000	70,811
Vistra Operations Company LLC
4.300%, 07/15/2029 (A)	743,000	727,768
4.700%, 01/31/2031 (A)	98,000	96,038
5.000%, 04/30/2031 (A)	991,000	983,508
5.250%, 04/30/2033 (A)	979,000	971,755
6.000%, 04/15/2034 (A)	115,000	118,381
6.950%, 10/15/2033 (A)	687,000	747,547
WEC Energy Group, Inc. 5.625%, (5.625% to 5-15-31, then 5 Year CMT + 1.905%), 05/15/2056	97,000	96,414
		18,352,861
TOTAL CORPORATE BONDS (Cost $164,399,003)		$162,653,876

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.1%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	$119,000	$97,804
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	196,000	132,786
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	130,000	95,222
Regents of the University of California Medical Center 3.006%, 05/15/2050	200,000	131,183
TOTAL MUNICIPAL BONDS (Cost $674,963)		$456,995
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.7%
Commercial and residential – 5.8%
A&D Mortgage Trust
Series 2026-NQM1, Class A1, 4.912%, 02/25/2071 (A)(D)	339,625	335,794
Series 2026-NQM2, Class A1, 4.811%, 03/25/2071 (A)(D)	437,233	431,586
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (A)(D)	33,061	31,935
Series 2021-5, Class A1, 0.951%, 07/25/2066 (A)(D)	160,948	139,637
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (A)	146,736	145,890
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter), 4.950%, 07/25/2068 (A)	190,401	189,462
Series 2025-10, Class A1, 4.960%, 09/25/2070 (A)(D)	141,685	140,357
Series 2025-11, Class A1, 4.975%, 10/25/2070 (A)(D)	202,059	200,173
Series 2025-13, Class A1, 4.929%, 10/25/2070 (A)	279,333	276,443
Series 2026-1, Class A1, 4.747%, 02/25/2071 (A)(D)	237,390	234,037
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(D)	103,157	94,118
Avenue of Americas
Series 2025-1301, Class A, 5.227%, 08/11/2042 (A)(D)	548,000	547,339
Series 2025-1301, Class B, 5.478%, 08/11/2042 (A)(D)	150,000	149,280
BAHA Trust Series 2024-MAR, Class A 6.171%, 12/10/2041 (A)(D)	582,000	594,010
BANK5
Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	591,000	596,419
Series 2025-5YR19, Class A3, 5.270%, 12/15/2058	195,000	197,852
Series 2026-5YR20, Class A3, 5.104%, 02/15/2059	141,000	142,041
Series 2026-5YR21, Class A3, 5.525%, 04/15/2059	230,000	235,541
Series 2026-5YR22, Class A3, 5.713%, 06/15/2059 (D)	459,000	473,375
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	106,553	100,516
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	472,000	475,554
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust (continued)
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	$100,000	$102,034
Series 2025-5C38, Class A3, 5.146%, 11/15/2058	246,000	248,527
Series 2026-5C40, Class A3, 5.248%, 02/15/2059	245,000	248,215
Series 2026-5C41, Class A3, 5.438%, 05/15/2069	326,000	332,470
Series 2026-5C42, Class A3, 5.598%, 06/15/2059	227,000	233,424
Benchmark Mortgage Trust
Series 2024-V12, Class A3, 5.738%, 12/15/2057	384,000	393,424
Series 2026-V20, Class A3, 5.184%, 02/15/2059	196,000	197,996
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (D)	97,000	99,031
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(D)	48,264	45,785
BX Trust Series 2019-OC11, Class A 3.202%, 12/09/2041 (A)	158,000	149,225
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 4.839%, 08/15/2036 (A)(E)	740,000	641,943
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	356,701	350,741
CENT Trust Series 2025-CITY, Class A 5.091%, 07/10/2040 (A)(D)	295,000	294,481
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	140,361	132,961
Series 2023-SMRT, Class A, 6.015%, 06/12/2040 (A)(D)	290,000	294,201
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.956%, 09/27/2066 (A)(D)	163,836	136,534
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (A)(D)	164,107	140,977
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter), 5.529%, 08/25/2070 (A)	140,132	140,221
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(D)	383,731	326,375
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.773%, 11/10/2046 (A)(D)	175,000	135,713
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(D)	102,640	91,653
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(D)	108,256	94,906
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (A)(D)	260,187	222,406

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (A)(D)	$335,094	$281,983
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.968%, 01/25/2071 (A)(D)	146,587	145,193
Series 2025-H8, Class A1, 5.003%, 11/25/2070 (A)(D)	183,546	181,951
Series 2025-H9, Class A1, 5.036%, 11/25/2070 (A)(D)	280,568	278,299
Series 2026-NQM1, Class A1, 4.699%, 02/25/2061 (A)(D)	414,165	408,127
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(D)	109,927	93,261
Series 2025-INV5, Class A1, 5.077%, 12/25/2070 (A)(D)	387,205	383,920
Series 2026-NQM1, Class A1, 4.771%, 02/25/2071 (A)(D)	196,753	194,040
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(D)	355,633	293,162
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(D)	73,754	65,208
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(D)	80,904	70,875
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(D)	105,951	92,808
Series 2025-NQM5, Class A1, 4.981%, 08/25/2070 (A)(D)	233,204	230,860
GGP Trust Series 2026-TY, Class A 4.825%, 03/05/2043 (A)(D)	350,000	344,790
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (A)(D)	256,930	249,368
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (A)(D)	47,287	43,645
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.649%, 01/13/2040 (A)(D)	489,000	496,721
Series 2026-10HY, Class A, 5.086%, 12/10/2039 (A)(D)	327,000	328,237
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(D)	107,576	93,987
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1 4.879%, 05/25/2066 (A)(D)	143,204	141,648
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(D)	40,072	37,760
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM10, Class A1 5.119%, 11/25/2070 (A)(D)	188,849	187,189
MTN Commercial Mortgage Trust Series 2026-LPFX, Class A 5.153%, 05/15/2043 (A)(D)	219,000	218,588
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2025-NQM6, Class A1, 5.085%, 10/25/2065 (A)(D)	$275,111	$272,904
Series 2025-NQM7, Class A1, 5.010%, 10/26/2065 (A)(D)	185,036	184,169
Series 2026-NQM1, Class A1, 4.824%, 11/25/2065 (A)(D)	236,046	233,097
Series 2026-NQM2, Class A1, 4.743%, 12/25/2065 (A)(D)	194,259	191,363
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (A)(D)	210,302	182,868
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.455%, 11/05/2041 (A)(D)	254,000	248,471
NYC Trust Series 2026-9W57, Class A 5.053%, 06/06/2040 (A)(D)	613,000	610,257
NYMT Loan Trust
Series 2022-CP1, Class A1, 2.042%, 07/25/2061 (A)	56,405	52,890
Series 2025-INV2, Class A1, 5.000%, 10/25/2060 (A)(D)	293,738	291,361
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(D)	63,452	53,379
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(D)	171,662	140,467
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (A)(D)	170,159	142,176
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter), 5.162%, 07/25/2065 (A)	91,523	91,144
Series 2025-NQM18, Class A1, 5.057%, 09/25/2065 (A)(D)	90,669	90,126
Series 2025-NQM19, Class A1, 4.869%, 10/25/2065 (A)(D)	212,883	211,000
Series 2025-NQM20, Class A1, 5.021%, 10/25/2065 (A)(D)	271,247	269,049
Series 2025-NQM21, Class A1, 4.989%, 10/25/2065 (A)(D)	153,124	151,855
Series 2025-NQM23, Class A1, 4.872%, 10/25/2065 (A)(D)	177,479	175,986
Series 2026-NQM2, Class A1, 4.818%, 12/01/2065 (A)(D)	478,300	474,525
Series 2026-NQM3, Class A1, 4.652%, 01/25/2066 (A)(D)	420,244	413,756
Series 2026-NQM8, Class A1, 5.297%, 05/25/2066 (A)(D)	151,000	150,400
Series 2026-NQM9, Class A1, 5.470%, 04/25/2066 (A)(D)	326,000	325,874
PRKCM Trust Series 2026-AFC1, Class A1 4.677%, 02/25/2061 (A)(D)	196,192	193,088
Progress Residential Trust
Series 2024-SFR1, Class A, 3.350%, 02/17/2041 (A)	307,516	295,539
Series 2025-SFR1, Class A, 3.400%, 02/17/2042 (A)	579,054	549,330
Series 2025-SFR2, Class A, 3.305%, 04/17/2042 (A)	475,558	448,061

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Progress Residential Trust (continued)
Series 2025-SFR5, Class A, 3.850%, 10/17/2042 (A)	$260,594	$249,010
Series 2025-SFR6, Class A, 4.000%, 12/17/2042 (A)	440,000	422,165
Series 2026-SFR1, Class A, 3.850%, 02/17/2043 (A)	262,000	249,192
Series 2026-SFR2, Class A, 4.240%, 05/17/2043 (A)	408,000	393,680
Series 2026-SFR3, Class A, 4.000%, 07/17/2043 (A)	173,000	164,833
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(D)	207,727	185,306
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (A)	543,000	548,808
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (A)	395,000	409,179
SLG Office Trust
Series 2021-OVA, Class C, 2.851%, 07/15/2041 (A)	545,000	482,643
Series 2026-OMA, Class A, 5.131%, 04/15/2041 (A)(D)	446,000	445,359
Starwood Mortgage Residential Trust Series 2021-2, Class A1 0.943%, 05/25/2065 (A)(D)	37,478	35,829
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(D)	102,986	97,207
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(D)	98,703	94,451
Series 2020-4, Class A1, 1.750%, 10/25/2060 (A)	156,873	142,543
Series 2024-1, Class A1, 4.927%, 03/25/2064 (A)(D)	252,388	256,344
Series 2024-3, Class A1A, 4.958%, 07/25/2065 (A)(D)	164,215	164,184
Series 2024-4, Class A1A, 4.547%, 10/27/2064 (A)(D)	96,625	96,338
VDCM Commercial Mortgage Trust Series 2025-AZ, Class A 5.229%, 07/13/2044 (A)(D)	250,000	247,520
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (A)(D)	108,231	98,259
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(D)	151,986	133,700
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(D)	80,343	67,939
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(D)	112,608	96,697
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (A)(D)	43,003	41,038
Series 2025-11, Class A1, 4.914%, 11/25/2070 (A)(D)	325,847	323,365
Series 2026-1, Class A1, 4.863%, 01/25/2071 (A)(D)	287,954	285,107
Series 2026-2, Class A1, 4.590%, 02/25/2071 (A)(D)	316,480	312,070
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (A)	39,261	38,134
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3, 5.673%, 05/15/2058	$240,000	$245,492
Series 2025-5C6, Class A3, 5.186%, 10/15/2058	273,000	275,023
WHARF Commercial Mortgage Trust Series 2025-DC, Class A 5.528%, 07/15/2040 (A)(D)	394,000	398,056
		29,088,828
U.S. Government Agency – 0.9%
Government National Mortgage Association
Series 2017-46, Class IO, 0.651%, 11/16/2057	2,309,630	84,784
Series 2019-131, Class IO, 0.803%, 07/16/2061	4,448,158	248,241
Series 2020-100, Class IO, 0.788%, 05/16/2062	4,234,879	248,392
Series 2020-108, Class IO, 0.847%, 06/16/2062	2,600,396	154,001
Series 2020-114, Class IO, 0.799%, 09/16/2062	4,446,060	238,363
Series 2020-118, Class IO, 0.885%, 06/16/2062	4,017,015	248,454
Series 2020-120, Class IO, 0.760%, 05/16/2062	8,430,251	481,368
Series 2020-137, Class IO, 0.800%, 09/16/2062	3,242,776	195,189
Series 2020-150, Class IO, 0.971%, 12/16/2062	7,353,490	483,376
Series 2020-170, Class IO, 0.836%, 11/16/2062	2,323,210	146,999
Series 2020-92, Class IO, 0.870%, 02/16/2062	1,727,693	102,757
Series 2021-10, Class IO, 0.995%, 05/16/2063	3,150,036	243,088
Series 2021-11, Class IO, 1.022%, 12/16/2062	2,713,791	199,619
Series 2021-203, Class IO, 0.867%, 07/16/2063	6,770,740	427,526
Series 2021-3, Class IO, 0.871%, 09/16/2062	3,918,631	244,251
Series 2023-197, Class IO, 1.244%, 09/16/2065	5,649,789	454,344
Series 2025-128, Class IO, 0.926%, 09/16/2067	5,537,918	430,216
Series 2026-56, Class IO, 0.855%, 11/16/2068	2,301,772	170,611
		4,801,579
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,064,332)		$33,890,407
ASSET-BACKED SECURITIES – 7.8%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (A)	199,699	183,493
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 6.500%, 11/16/2048 (A)	247,000	248,555
Series 2026-1A, Class A2I 5.909%, 06/15/2056 (A)	262,000	262,583

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ally Bank Auto Credit-Linked Notes Series 2025-B, Class A2 4.305%, 09/15/2033 (A)	$264,041	$262,934
AMSR Trust
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (A)	317,000	299,548
Series 2023-SFR1, Class A 4.000%, 04/17/2040 (A)	177,000	174,046
Series 2025-SFR1, Class A 3.655%, 06/17/2042 (A)	123,000	117,306
Series 2025-SFR2, Class A 4.275%, 11/17/2042 (A)	308,000	299,256
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (A)	511,778	500,589
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (A)	337,000	342,106
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (A)	403,200	373,773
Business Jet Securities LLC Series 2026-1A, Class A 5.464%, 06/15/2041 (A)	180,000	180,336
Canon Music Issuer Trust Series 2026-1A, Class A 5.521%, 05/01/2076 (A)	204,000	203,225
Capital Automotive REIT
Series 2024-2A, Class A1 4.900%, 05/15/2054 (A)	99,331	99,012
Series 2024-3A, Class A1 4.400%, 10/15/2054 (A)	259,095	247,659
CarMax Auto Owner Trust Series 2026-2, Class A3 4.220%, 06/16/2031	338,000	336,000
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (A)	483,683	484,909
CARS-DB8 LP Series 2024-2A, Class A2 5.250%, 05/15/2054 (A)	99,790	98,792
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (A)	405,439	334,957
Series 2021-1A, Class A1 1.530%, 03/15/2061 (A)	359,675	283,212
Chesapeake IV Funding DAC Series 2026-1A, Class A3 4.470%, 02/15/2030 (A)	391,000	390,718
CLI Funding IX LLC Series 2025-1A, Class A 5.350%, 06/20/2050 (A)	440,032	440,399
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (A)	330,176	309,233
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (A)	201,585	186,251
Series 2022-1A, Class A 2.720%, 01/18/2047 (A)	157,619	144,799
Cloud Capital Holdco LP Series 2024-2A, Class A2 5.923%, 11/22/2049 (A)	246,000	244,626
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/2049 (A)	299,000	300,152
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Compass Datacenters Issuer II LLC (continued)
Series 2025-1A, Class A1 5.316%, 05/25/2050 (A)	$251,000	$250,279
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2 5.835%, 02/25/2050 (A)	120,000	120,866
Concord Music Royalties LLC Series 2025-2A, Class A 5.785%, 07/20/2075 (A)	195,000	196,754
Consolidated Communications LLC
Series 2025-1A, Class A2 6.000%, 05/20/2055 (A)	369,000	373,822
Series 2025-4A, Class A2 5.522%, 12/20/2055 (A)	149,000	149,602
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (A)	152,000	148,731
Series 2024-2A, Class A2 4.500%, 05/20/2049 (A)	459,000	444,482
DataBank Issuer LLC
Series 2021-2A, Class A2 2.400%, 10/25/2051 (A)	137,000	135,901
Series 2026-1A, Class A2 5.811%, 02/25/2056 (A)	295,000	294,601
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (A)	200,933	198,856
Series 2025-1A, Class A2I 4.891%, 08/20/2055 (A)	143,280	141,621
Series 2025-1A, Class A2II 5.165%, 08/20/2055 (A)	153,230	151,402
Series 2026-1A, Class A2I 5.200%, 05/20/2056 (A)	206,000	205,871
Series 2026-1A, Class A2II 5.432%, 05/20/2056 (A)	358,000	358,190
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (A)	436,000	429,164
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2 3.668%, 10/25/2049 (A)	140,160	134,472
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (A)	369,550	351,071
Series 2025-1A, Class A2I 4.930%, 07/25/2055 (A)	150,000	148,686
Series 2025-1A, Class A2II 5.217%, 07/25/2055 (A)	200,000	199,066
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	365,088	351,012
Series 2021-1A, Class A2 2.791%, 10/20/2051 (A)	390,337	364,250
Series 2024-1A, Class A2 6.372%, 10/20/2054 (A)	306,540	308,189
Series 2025-1A, Class A2 5.296%, 10/20/2055 (A)	199,995	193,504
ExteNet Issuer LLC Series 2024-1A, Class A2 5.335%, 07/25/2054 (A)	449,000	407,955
FirstKey Homes Trust Series 2021-SFR1, Class C 1.888%, 08/17/2038 (A)	479,000	476,805
FirstLight Issuer LLC Series 2026-1A, Class A2 5.873%, 06/20/2056 (A)	304,000	305,201

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Flexential Issuer LLC Series 2025-1A, Class A2 6.030%, 10/25/2060 (A)	$151,000	$150,264
Ford Credit Auto Owner Trust Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) 4.320%, 08/15/2038 (A)	448,000	442,894
GBX Leasing LLC Series 2026-1A, Class A 5.130%, 02/20/2056 (A)	295,763	289,674
GM Financial Consumer Automobile Receivables Trust Series 2026-2, Class A3 4.150%, 08/18/2031	409,000	406,462
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (A)	278,000	281,501
GMF Floorplan Owner Revolving Trust Series 2024-2A, Class A 5.060%, 03/15/2031 (A)	490,000	496,863
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (A)	41,795	39,692
Series 2021-1A, Class A2 2.773%, 04/20/2029 (A)	134,012	124,714
GreatAmerica Leasing Receivables Funding LLC Series 2025-2, Class A3 4.140%, 12/17/2029 (A)	451,000	447,331
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (A)	471,000	468,032
Hotwire Funding LLC Series 2023-1A, Class A2 5.687%, 05/20/2053 (A)	365,000	366,358
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (A)	405,694	394,706
Iskandar Enterprise LLC Series 2026-1A, Class A21 5.049%, 04/17/2056 (A)	800,000	795,414
Jersey Mike's Funding LLC
Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	295,263	298,032
Series 2025-1A, Class A2 5.610%, 08/16/2055 (A)	332,488	335,614
Series 2026-1A, Class A2I 4.952%, 02/15/2056 (A)	403,988	398,549
Jimmy John's Funding LLC Series 2026-1A, Class A2 5.685%, 04/30/2056 (A)	467,000	468,684
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 5.219%, 02/25/2056 (A)	200,000	198,676
Series 2026-2A, Class A2 5.834%, 06/25/2058 (A)	286,000	288,631
Lyra Music Assets LP
Series 2024-2A, Class A2 5.760%, 12/22/2064 (A)	354,197	356,364
Series 2025-1A, Class A2 5.604%, 09/20/2065 (A)	414,904	416,657
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 5.400%, 08/20/2055 (A)	447,000	448,206
Series 2025-4A, Class A2 5.163%, 12/20/2055 (A)	195,000	194,151
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MetroNet Infrastructure Issuer LLC (continued)
Series 2026-1A, Class A2 5.273%, 04/20/2056 (A)	$250,000	$250,119
Navient Refinance Loan Trust
Series 2026-A, Class A 4.500%, 01/18/2056 (A)	393,323	387,725
Series 2026-B, Class A 5.070%, 06/15/2056 (A)	214,000	213,947
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (A)	109,526	92,901
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (A)	514,900	493,449
Series 2022-1A, Class A2 3.695%, 01/30/2052 (A)	211,608	200,579
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (A)	530,000	433,275
Series 2021-1, Class B1 2.410%, 10/20/2061 (A)	304,000	181,518
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (A)	339,000	335,582
Sabey Data Center Issuer LLC Series 2026-1, Class A2 5.482%, 01/20/2051 (A)	302,000	299,181
Santander Bank Auto Credit-Linked Notes Series 2026-A, Class B 4.806%, 07/17/2034 (A)	417,000	416,338
Scalelogix ABS Issuer LLC Series 2025-1A, Class A2 5.673%, 07/25/2055 (A)	252,000	245,480
SCF Equipment Leasing LLC Series 2025-2A, Class A3 4.330%, 06/20/2036 (A)	452,000	448,101
SEB Funding LLC Series 2024-1A, Class A2 7.386%, 04/30/2054 (A)	441,893	447,687
ServiceMaster Funding LLC Series 2021-1, Class A2II 3.113%, 07/30/2051 (A)	290,572	250,418
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 2.394%, 04/25/2051 (A)	283,100	269,163
Series 2024-1A, Class A2 6.174%, 01/25/2054 (A)	145,648	148,775
Sesac Finance LLC Series 2025-1, Class A2 5.500%, 07/25/2055 (A)	283,000	274,997
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (A)	519,610	476,683
Series 2024-A, Class A1A 5.240%, 03/15/2056 (A)	422,956	424,705
Series 2024-E, Class A1A 5.090%, 10/16/2056 (A)	233,826	233,603
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (A)	403,033	399,860
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (A)	263,667	251,568

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sonic Capital LLC (continued)
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (A)	$305,753	$284,054
Sprite, Ltd. Series 2026-1, Class A 5.227%, 03/15/2041 (A)	261,982	257,500
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (A)	197,985	198,790
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (A)	247,235	248,623
Series 2024-3A, Class A23 5.914%, 07/30/2054 (A)	611,685	590,425
Summit Issuer LLC Series 2025-1A, Class A2 5.208%, 11/20/2055 (A)	321,000	318,841
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.436%, 06/25/2054 (A)	93,000	91,980
Series 2025-1A, Class A2 5.036%, 03/25/2055 (A)	507,000	494,021
Series 2025-2A, Class A21 5.121%, 10/25/2055 (A)	306,000	301,267
Taco Bell Funding LLC
Series 2025-1A, Class A2I 4.821%, 08/25/2055 (A)	354,000	349,706
Series 2025-1A, Class A2II 5.049%, 08/25/2055 (A)	545,000	536,604
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (A)	346,686	332,185
Series 2021-1A, Class A 1.650%, 02/20/2046 (A)	259,087	235,114
T-Mobile US Trust Series 2025-2A, Class A 4.340%, 04/22/2030 (A)	233,000	233,014
Toyota Auto Receivables Owner Trust Series 2026-B, Class A3 4.130%, 12/16/2030	592,000	588,547
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (A)	309,267	295,582
Tricon Residential Trust Series 2024-SFR3, Class A 4.500%, 08/17/2041 (A)	146,857	144,624
Triton Container Finance IX LLC Series 2026-1A, Class A 5.260%, 05/20/2051 (A)	227,569	226,084
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (A)	357,364	335,947
Series 2021-1A, Class A 1.860%, 03/20/2046 (A)	208,764	192,449
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 5.877%, 04/20/2055 (A)	197,000	199,367
Series 2025-2A, Class A2 5.177%, 01/20/2056 (A)	150,000	147,728
Vantage Data Centers LLC Series 2020-2A, Class A2 1.992%, 09/15/2045 (A)	261,000	250,304
VB-S1 Issuer LLC Series 2026-1A, Class C2 4.693%, 03/15/2056 (A)	204,000	199,356
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (A)	46,828	45,088
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust
Series 2024-5, Class A 5.000%, 06/21/2032 (A)	$679,000	$687,800
Series 2025-9, Class A1A 3.960%, 10/21/2030	251,000	249,786
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (A)	375,802	346,969
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (A)	67,504	65,460
Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582%, 06/15/2050 (A)	127,360	127,571
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (A)	375,285	364,475
Series 2024-1A, Class A2 5.858%, 12/05/2054 (A)	197,000	198,655
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (A)	207,645	197,926
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	391,000	392,278
TOTAL ASSET-BACKED SECURITIES (Cost $39,659,528)		$39,200,065
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 1.5%
John Hancock Collateral Trust, 3.6026% (F)(G)	737,896	7,378,510
TOTAL SHORT-TERM INVESTMENTS (Cost $7,378,671)		$7,378,510
Total Investments (Select Bond Trust) (Cost $487,947,604) – 95.1%		$479,057,947
Other assets and liabilities, net – 4.9%		24,657,735
TOTAL NET ASSETS – 100.0%		$503,715,682
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $107,120,184 or 21.3% of the fund's net assets as of 6-30-26.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-26.
(G)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,396,173.

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Ultra U.S. Treasury Bond Futures	17	Long	Sep 2026	$1,917,438	$1,974,656	$57,218
						$57,218

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 97.6%
U.S. Government – 46.7%
U.S. Treasury Note
4.000%, 05/31/2028	$19,426,000	$19,369,088
4.125%, 06/15/2029 to 05/31/2031	96,435,000	96,256,704
		115,625,792
U.S. Government Agency – 50.9%
Federal Agricultural Mortgage Corp.
4.300%, 02/24/2028	13,300,000	13,317,272
4.350%, 01/28/2028	8,615,000	8,605,284
Federal Farm Credit Bank
4.270%, 02/02/2032	2,500,000	2,466,168
4.330%, 03/18/2030	10,000,000	9,887,444
4.470%, 03/05/2030	3,000,000	2,975,603
Federal Home Loan Banks
3.950%, 11/06/2030	5,000,000	4,943,615
4.050%, 09/23/2030 to 03/03/2031	7,500,000	7,391,660
4.110%, 11/13/2030	5,000,000	4,952,914
4.500%, 06/15/2029	3,000,000	2,997,695
4.650%, 04/14/2031	5,000,000	4,955,213
4.875%, 05/27/2031	3,000,000	2,991,723
5.000%, 05/28/2031 to 06/16/2031	5,500,000	5,484,947
5.000%, 07/07/2031 (A)	2,375,000	2,374,533
Federal Home Loan Mortgage Corp.
2.500%, 09/01/2034	938,291	885,757
3.000%, 07/01/2030 to 12/01/2032	671,097	653,628
3.500%, 04/01/2032	338,442	329,979
4.085%, 09/18/2030	3,500,000	3,466,171
4.100%, 01/09/2031	4,000,000	3,955,239
4.125%, 12/16/2030 to 01/21/2031	6,000,000	5,923,042
4.200%, 12/11/2030	3,000,000	2,963,244
4.270%, 12/17/2030	3,714,000	3,672,033
4.550%, 03/28/2031	4,500,000	4,495,617
4.850%, 05/27/2031	5,000,000	4,994,347
5.500%, 01/01/2055 to 07/01/2055	2,350,451	2,378,545
6.000%, 10/01/2052 to 04/01/2055	6,555,408	6,744,715
6.035%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.617%), 05/01/2045 (B)	177,419	183,484
7.000%, 04/01/2031 to 07/01/2031	101	106
Federal National Mortgage Association
2.500%, 10/01/2027 to 09/01/2034	974,944	923,927
3.000%, 03/01/2028 to 09/01/2034	1,753,707	1,709,930
3.500%, 07/01/2031 to 06/01/2034	1,388,529	1,358,193
4.650%, 04/07/2031	3,500,000	3,500,479
5.500%, 08/01/2053 to 08/01/2055	1,165,926	1,179,971
6.000%, 07/01/2053 to 11/01/2053	3,338,788	3,445,188
6.500%, 01/01/2039	136,247	142,403
7.000%, 12/01/2026 to 01/01/2029	169	176
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
8.000%, 09/01/2029 to 09/01/2030	$330	$342
		126,250,587
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $243,183,747)		$241,876,379
MUNICIPAL BONDS – 1.2%
City of New York, GO 1.990%, 10/01/2026	1,000,000	994,189
State of California, GO 2.375%, 10/01/2026	1,000,000	995,674
State of Wisconsin 2.299%, 05/01/2028	900,000	869,127
TOTAL MUNICIPAL BONDS (Cost $2,879,262)		$2,858,990
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
U.S. Government Agency – 0.3%
Government National Mortgage Association
Series 2012-114, Class IO, 0.639%, 01/16/2053	618,235	8,968
Series 2017-109, Class IO, 0.175%, 04/16/2057	463,438	3,473
Series 2017-124, Class IO, 0.633%, 01/16/2059	401,268	14,383
Series 2017-140, Class IO, 0.485%, 02/16/2059	580,663	14,130
Series 2017-20, Class IO, 0.475%, 12/16/2058	1,296,887	24,354
Series 2017-41, Class IO, 0.489%, 07/16/2058	508,406	12,593
Series 2017-46, Class IO, 0.651%, 11/16/2057	927,068	34,032
Series 2017-61, Class IO, 0.687%, 05/16/2059	457,094	15,374
Series 2017-74, Class IO, 0.334%, 09/16/2058	1,031,605	14,033
Series 2017-89, Class IO, 0.436%, 07/16/2059	561,255	13,095
Series 2018-9, Class IO, 0.444%, 01/16/2060	1,266,880	36,489
Series 2020-118, Class IO, 0.885%, 06/16/2062	1,268,992	78,488
Series 2020-119, Class IO, 0.607%, 08/16/2062	709,819	31,637
Series 2020-120, Class IO, 0.760%, 05/16/2062	1,827,377	104,343

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-137, Class IO, 0.800%, 09/16/2062	$1,309,286	$78,808
Series 2020-170, Class IO, 0.836%, 11/16/2062	1,451,529	91,844
Series 2021-40, Class IO, 0.823%, 02/16/2063	1,728,881	103,390
Series 2022-53, Class IO, 0.703%, 06/16/2064	1,581,384	68,127
		747,561
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,668,372)		$747,561
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 3.6026% (C)(D)	298,741	2,987,230
TOTAL SHORT-TERM INVESTMENTS (Cost $2,987,286)		$2,987,230
Total Investments (Short Term Government Income Trust) (Cost $251,718,667) – 100.3%		$248,470,160
Other assets and liabilities, net – (0.3%)		(728,551)
TOTAL NET ASSETS – 100.0%		$247,741,609
Short Term Government Income Trust (continued)
Security Abbreviations and Legend
GO	General Obligation
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	16	Long	Sep 2026	$3,297,528	$3,298,125	$597
						$597

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Strategic Income Opportunities Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.4%
U.S. Government – 3.7%
U.S. Treasury Bond
2.750%, 11/15/2042	$875,000	$664,932
3.000%, 02/15/2049 to 08/15/2052	5,555,000	4,040,111
U.S. Treasury Note
2.750%, 08/15/2032	2,650,000	2,433,756
3.500%, 02/15/2033	2,845,000	2,714,419
4.250%, 08/15/2035	1,265,000	1,248,891
		11,102,109
U.S. Government Agency – 4.7%
Federal Home Loan Mortgage Corp.
5.000%, 01/01/2055 to 12/01/2055	2,117,874	2,097,127
5.500%, 02/01/2055	564,255	573,509
Federal National Mortgage Association
5.000%, 12/01/2054	597,835	594,488
5.500%, 02/01/2054 to 01/01/2055	9,428,698	9,552,821
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
4.000%, 08/20/2052 to 11/20/2052		$766,103	$721,490
4.500%, 08/20/2052 to 12/20/2052		470,987	456,552
			13,995,987
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $25,180,858)			$25,098,096
FOREIGN GOVERNMENT OBLIGATIONS – 16.6%
Australia – 3.5%
Airservices Australia
2.200%, 05/15/2030	AUD	860,000	538,040
5.400%, 11/15/2028		760,000	531,895
Commonwealth of Australia 4.250%, 03/21/2036		895,000	596,751
New South Wales Treasury Corp.
4.250%, 02/20/2036		1,555,000	992,145

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
New South Wales Treasury Corp. (continued)
4.750%, 09/20/2035	AUD	1,680,000	$1,120,158
4.750%, 02/20/2037		265,000	173,806
5.250%, 02/24/2038		915,000	619,310
Queensland Treasury Corp.
3.250%, 05/21/2035 (A)	EUR	530,000	603,013
3.375%, 03/18/2036 (A)		415,000	473,883
4.500%, 08/22/2035 (A)	AUD	435,000	284,397
5.250%, 07/21/2036 (A)		640,000	439,546
5.250%, 08/13/2038 (A)		715,000	481,209
South Australian Government Financing Authority 1.750%, 05/24/2034		120,000	65,012
Treasury Corp. of Victoria
2.000%, 11/20/2037		1,690,000	819,881
2.250%, 11/20/2041		775,000	340,401
4.250%, 12/20/2032		1,000,000	665,369
4.750%, 09/15/2036		1,325,000	871,331
5.000%, 11/20/2040		815,000	519,344
5.250%, 09/15/2038		765,000	512,773
			10,648,264
Brazil – 1.2%
Federative Republic of Brazil
10.000%, 01/01/2027	BRL	3,675,000	698,687
10.000%, 01/01/2029		15,695,000	2,803,906
			3,502,593
Canada – 1.2%
CDP Financial, Inc. 4.200%, 12/02/2030	CAD	445,000	326,594
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		500,000	334,913
Government of Canada
0.500%, 12/01/2030		150,000	95,044
2.750%, 05/01/2027		505,000	356,820
3.500%, 09/01/2029		630,000	452,285
OMERS Finance Trust 3.250%, 01/28/2035 (A)	EUR	250,000	284,491
Province of British Columbia 4.200%, 07/06/2033		$415,000	407,152
Province of Ontario 3.450%, 06/02/2045	CAD	930,000	573,187
Province of Quebec 4.500%, 09/08/2033		$749,000	747,500
			3,577,986
China – 0.1%
People's Republic of China 2.690%, 08/12/2026	CNY	1,920,000	283,605
Czech Republic – 0.7%
Czech Republic
3.500%, 05/30/2035	CZK	16,830,000	734,658
4.250%, 10/24/2034		14,660,000	679,129
4.500%, 11/11/2032		15,050,000	716,666
			2,130,453
Finland – 0.1%
Kuntarahoitus OYJ 5.880%, (3 month NIBOR + 1.500%), 01/11/2027 (B)	NOK	2,000,000	203,663
India – 0.6%
Republic of India
6.010%, 07/21/2030	INR	30,600,000	318,980
6.100%, 07/12/2031		14,760,000	150,062
6.330%, 05/05/2035		58,850,000	597,766
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
India (continued)
Republic of India (continued)
6.450%, 10/07/2029	INR	18,150,000	$192,081
7.100%, 04/18/2029		49,780,000	536,873
			1,795,762
Indonesia – 0.5%
Republic of Indonesia
1.100%, 03/12/2033	EUR	146,000	136,344
4.460%, 03/04/2038		370,000	409,728
6.375%, 04/15/2032	IDR	17,674,000,000	943,503
			1,489,575
Japan – 0.8%
Government of Japan 0.600%, 12/01/2026	JPY	385,850,000	2,368,957
Malaysia – 0.9%
Government of Malaysia
3.237%, 03/15/2029	MYR	2,620,000	641,852
3.336%, 05/15/2030		3,005,000	736,270
3.582%, 07/15/2032		3,055,000	751,086
4.232%, 06/30/2031		2,900,000	737,746
			2,866,954
Mexico – 1.1%
Government of Mexico
3.875%, 05/16/2031	EUR	925,000	1,048,264
8.000%, 04/15/2032	MXN	40,400,000	2,235,613
			3,283,877
New Zealand – 2.2%
Government of New Zealand
0.250%, 05/15/2028	NZD	1,630,000	874,033
2.000%, 05/15/2032		1,100,000	558,923
3.500%, 04/14/2033		3,675,000	2,009,944
4.250%, 05/15/2034		4,120,000	2,343,927
4.500%, 05/15/2035		870,000	500,782
New Zealand Local Government Funding Agency 4.700%, 08/01/2028	AUD	470,000	324,884
			6,612,493
Norway – 1.2%
City of Oslo 4.708%, (3 month NIBOR + 0.178%), 02/12/2029 (B)	NOK	6,000,000	606,001
Kingdom of Norway
1.250%, 09/17/2031 (A)		8,475,000	736,345
2.125%, 05/18/2032 (A)		17,590,000	1,582,397
3.000%, 08/15/2033 (A)		3,505,000	327,881
3.750%, 06/12/2035 (A)		4,325,000	422,137
			3,674,761
Philippines – 1.6%
Republic of the Philippines
6.000%, 08/20/2030	PHP	57,250,000	905,427
6.250%, 02/28/2029		30,355,000	491,938
6.375%, 07/27/2030		82,110,000	1,320,553
6.500%, 05/19/2029		77,160,000	1,256,647
6.750%, 09/15/2032		55,630,000	898,984
			4,873,549
United Kingdom – 0.9%
Government of the United Kingdom
3.750%, 03/07/2027	GBP	265,000	350,802
4.125%, 07/22/2029		1,025,000	1,355,226
4.250%, 07/31/2034		670,000	865,825
			2,571,853
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $50,933,699)			$49,884,345

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS – 43.1%
Communication services – 4.4%
Alphabet, Inc.
3.625%, 05/11/2034	EUR	695,000	$802,772
4.625%, 11/13/2032	GBP	862,000	1,125,732
Cellnex Finance Company SA 2.000%, 09/15/2032	EUR	300,000	311,685
Charter Communications Operating LLC
5.125%, 07/01/2049		$1,050,000	810,396
5.750%, 04/01/2048		910,000	765,977
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		280,000	263,524
NBN Company, Ltd.
3.375%, 11/29/2032	EUR	230,000	262,551
4.375%, 03/15/2033		565,000	681,301
5.000%, 08/28/2031	AUD	2,230,000	1,528,656
5.350%, 03/06/2035		980,000	668,102
News Corp. 3.875%, 05/15/2029 (A)		$450,000	436,435
Sirius XM Radio LLC
4.125%, 07/01/2030 (A)		191,000	179,775
5.875%, 04/15/2032 (A)		1,453,000	1,435,990
T-Mobile USA, Inc. 2.700%, 03/15/2032		285,000	253,296
Verizon Communications, Inc. 6.200%, (6.200% to 5-14-36, then 5 Year CMT + 2.042%), 05/14/2056		1,015,000	1,026,148
Virgin Media Secured Finance PLC 4.250%, 01/15/2030	GBP	280,000	326,040
Vmed O2 UK Financing I PLC
4.250%, 01/31/2031 (A)		$1,420,000	1,167,741
4.500%, 07/15/2031 (A)	GBP	490,000	533,247
5.625%, 04/15/2032 (A)	EUR	320,000	321,793
6.750%, 01/15/2033 (A)		$460,000	389,466
			13,290,627
Consumer discretionary – 2.4%
Carnival Corp., Ltd. 5.750%, 01/15/2030 (A)	EUR	320,000	388,744
Ford Motor Company 3.250%, 02/12/2032		$1,422,000	1,253,376
Ford Motor Credit Company LLC
4.000%, 11/13/2030		255,000	239,638
4.480%, 07/08/2031	EUR	435,000	504,032
5.625%, 10/09/2028	GBP	505,000	674,053
6.184%, 08/29/2031		480,000	649,164
General Motors Financial Company, Inc.
5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (C)		$200,000	199,963
6.500%, (6.500% to 9-30-28, then 3 month LIBOR + 3.436%), 09/30/2028 (C)		169,000	169,501
Hilton Domestic Operating Company, Inc. 3.625%, 02/15/2032 (A)		275,000	251,700
NCL Corp., Ltd. 6.750%, 02/01/2032 (A)		475,000	473,932
Royal Caribbean Cruises, Ltd. 6.000%, 02/01/2033 (A)		959,000	972,518
Travel + Leisure Company
4.500%, 12/01/2029 (A)		370,000	358,001
6.125%, 09/01/2033 (A)		205,000	202,880
Yum! Brands, Inc.
4.625%, 01/31/2032		480,000	459,310
4.750%, 01/15/2030 (A)		373,000	366,885
			7,163,697
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 2.4%
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036 (A)		$695,000	$694,356
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		940,000	946,162
JBS NV
3.625%, 01/15/2032		310,000	287,083
5.750%, 04/01/2033		124,000	127,307
Kraft Heinz Foods Company
3.250%, 03/15/2033	EUR	760,000	844,099
4.375%, 06/01/2046		$230,000	183,992
6.875%, 01/26/2039		335,000	367,134
7.125%, 08/01/2039 (A)		350,000	388,914
MARB BondCo PLC 3.950%, 01/29/2031 (A)		545,000	477,587
Mars, Inc. 5.200%, 03/01/2035 (A)		405,000	406,610
Performance Food Group, Inc. 5.625%, 03/01/2034 (A)		590,000	579,083
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		255,000	239,219
6.250%, 10/15/2034 (A)		328,000	322,278
6.375%, 03/01/2033 (A)		935,000	927,866
6.500%, 03/15/2036 (A)		435,000	430,060
			7,221,750
Energy – 6.7%
Aker BP ASA 5.125%, 10/01/2034 (A)		420,000	411,282
Cenovus Energy, Inc.
5.400%, 06/15/2047		557,000	514,842
6.750%, 11/15/2039		1,716,000	1,888,250
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)		380,000	398,951
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		632,000	556,079
4.900%, 06/01/2044		1,050,000	860,539
5.750%, 01/15/2031 (A)		321,000	326,854
Enbridge, Inc.
7.200%, (7.200% to 6-27-34, then 5 Year CMT + 2.970%), 06/27/2054		730,000	775,854
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		830,000	948,854
Energy Transfer LP
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (C)		585,000	603,612
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054		855,000	907,630
EQT Corp.
3.625%, 05/15/2031 (A)		1,065,000	996,651
5.750%, 02/01/2034		245,000	250,507
Occidental Petroleum Corp.
6.200%, 03/15/2040		840,000	871,597
6.450%, 09/15/2036		305,000	327,188
7.500%, 05/01/2031		265,000	293,249
Ovintiv, Inc.
6.500%, 08/15/2034		855,000	913,317
6.500%, 02/01/2038		620,000	652,941
Phillips 66 Company 6.200%, (6.200% to 3-15-36, then 5 Year CMT + 2.166%), 03/15/2056		500,000	502,186
QatarEnergy 3.300%, 07/12/2051 (A)		315,000	215,089

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
SM Energy Company 8.750%, 07/01/2031 (A)		$865,000	$903,523
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055		445,000	475,568
Sunoco LP 7.875%, (7.875% to 9-18-30, then 5 Year CMT + 4.230%), 09/18/2030 (A)(C)		840,000	873,547
The Williams Companies, Inc. 5.300%, 09/30/2035		618,000	616,525
TransCanada PipeLines, Ltd.
6.200%, 10/15/2037		443,000	470,385
7.000%, (7.000% to 6-1-30, then 5 Year CMT + 2.614%), 06/01/2065		900,000	931,517
7.250%, 08/15/2038		150,000	171,548
Transcanada Trust 5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082		740,000	731,955
Var Energi ASA 6.500%, 05/22/2035 (A)		685,000	726,387
Venture Global LNG, Inc. 9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(C)		930,000	907,973
			20,024,400
Financials – 13.8%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2058		1,200,000	1,309,588
Asian Infrastructure Investment Bank 7.000%, 03/01/2029	INR	61,900,000	645,473
Banco Bilbao Vizcaya Argentaria SA 7.125%, (7.125% to 5-8-33, then 5 Year CMT + 2.985%), 05/08/2033 (C)		$965,000	977,351
Banco Santander SA 7.250%, (7.250% to 6-3-36, then 5 Year CMT + 2.837%), 12/03/2035 (C)		2,255,000	2,292,128
Bank of America Corp. 6.625%, (6.625% to 5-1-30, then 5 Year CMT + 2.684%), 05/01/2030 (C)		1,100,000	1,134,077
Bank of Montreal
6.875%, (6.875% to 11-26-30, then 5 Year CMT + 2.976%), 11/26/2085		510,000	518,587
7.300%, (7.300% to 11-26-34, then 5 Year CMT + 3.010%), 11/26/2084		1,610,000	1,683,893
7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,180,000	867,538
Barclays PLC 7.625%, (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%), 03/15/2035 (C)		$508,000	530,997
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	465,000	432,059
BNP Paribas SA
6.875%, (6.875% to 12-15-33, then 5 Year CMT + 2.853%), 12/15/2033 (A)(C)		$435,000	434,758
7.200%, (7.200% to 4-17-36, then 5 Year CMT + 2.942%), 04/17/2036 (A)(C)		435,000	437,727
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA (continued)
7.375%, (7.375% to 9-10-34, then 5 Year CMT + 3.535%), 09/10/2034 (A)(C)		$660,000	$687,597
Canadian Imperial Bank of Commerce
6.500%, (6.500% to 7-28-31, then 5 Year CMT + 2.727%), 07/28/2086		810,000	811,823
7.000%, (7.000% to 10-28-30, then 5 Year CMT + 3.000%), 10/28/2085		600,000	615,155
ConnectOne Bancorp, Inc. 8.125%, (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%), 06/01/2035		370,000	388,500
European Bank for Reconstruction & Development 6.300%, 10/26/2027	INR	13,400,000	139,121
First Citizens BancShares, Inc.
6.254%, (6.254% to 3-12-35, then 5 Year CMT + 1.970%), 03/12/2040		$920,000	906,552
7.000%, (7.000% to 12-15-30, then 5 Year CMT + 3.301%), 12/15/2030 (C)		1,675,000	1,692,165
First Financial Bancorp 6.375%, (6.375% to 12-1-30, then 3 month CME Term SOFR + 3.000%), 12/01/2035		355,000	356,599
First Interstate BancSystem, Inc. 7.625%, (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%), 06/15/2035		245,000	255,903
Five Star Bancorp 6.000%, (6.000% to 9-1-27, then Overnight SOFR + 3.290%), 09/01/2032 (A)		160,000	154,141
Flagstar Bank NA 6.695%, (3 month CME Term SOFR + 3.042%), 11/06/2028 (B)(D)		240,000	232,377
HSBC Holdings PLC
5.197%, (Overnight SOFR + 1.570%), 05/13/2031 (B)		940,000	960,481
6.950%, (6.950% to 2-27-32, then 5 Year CMT + 2.635%), 08/27/2031 (C)		200,000	203,536
7.000%, (7.000% to 3-24-36, then 5 Year CMT + 2.798%), 09/24/2035 (C)		630,000	646,188
7.050%, (7.050% to 12-5-30, then 5 Year CMT + 2.987%), 06/05/2030 (C)		200,000	205,299
Huntington Bancshares, Inc. 6.250%, (6.250% to 10-15-30, then 5 Year CMT + 2.653%), 10/15/2030 (C)		1,376,000	1,390,035
ING Groep NV 7.000%, (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%), 11/16/2032 (C)		765,000	787,177
Inter-American Development Bank 7.350%, 10/06/2030	INR	57,000,000	600,483
International Bank for Reconstruction & Development
6.500%, 04/17/2030		56,600,000	578,670
6.850%, 04/24/2028		36,500,000	380,862
International Development Association 1.750%, 02/17/2027	NOK	1,110,000	110,066

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Banking Group PLC 6.625%, (6.625% to 9-27-35, then 5 Year CMT + 2.681%), 09/27/2035 (C)		$745,000	$742,085
MSCI, Inc.
3.625%, 09/01/2030 (A)		485,000	458,804
3.625%, 11/01/2031 (A)		344,000	319,133
5.150%, 03/15/2036		510,000	493,671
Nordic Investment Bank 4.000%, 11/04/2026	NOK	2,000,000	201,471
Pinnacle Bank 5.957%, (5.957% to 1-15-31, then 5 Year CMT + 2.300%), 01/15/2036		$760,000	754,343
Popular, Inc. 7.250%, 03/13/2028		415,000	427,546
Provident Financial Services, Inc. 9.000%, (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%), 05/15/2034		340,000	362,184
Royal Bank of Canada
4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (C)	CAD	1,835,000	1,280,884
6.350%, (6.350% to 11-24-34, then 5 Year CMT + 2.257%), 11/24/2084		$765,000	738,581
6.500%, (6.500% to 5-24-33, then 5 Year CMT + 2.450%), 05/24/2086		1,210,000	1,203,577
6.750%, (6.750% to 8-24-30, then 5 Year CMT + 2.815%), 08/24/2085		290,000	294,979
7.500%, (7.500% to 5-2-29, then 5 Year CMT + 2.887%), 05/02/2084		200,000	208,675
Simmons First National Corp. 6.250%, (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%), 10/01/2035		460,000	463,252
Societe Generale SA
7.125%, (7.125% to 1-15-36, then 5 Year CMT + 2.946%), 07/15/2035 (A)(C)		435,000	432,187
8.125%, (8.125% to 5-21-30, then 5 Year CMT + 3.790%), 11/21/2029 (A)(C)		865,000	908,615
South State Bank NA 8.375%, (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%), 08/15/2034		400,000	424,000
Southside Bancshares, Inc. 7.000%, (7.000% to 8-15-30, then 3 month CME Term SOFR + 3.570%), 08/15/2035		530,000	539,139
Standard Chartered PLC 7.000%, (7.000% to 5-14-36, then 5 Year CMT + 2.873%), 11/14/2035 (A)(C)		750,000	757,634
The Bank of Nova Scotia
6.875%, (6.875% to 10-27-35, then 5 Year CMT + 2.734%), 10/27/2085		1,115,000	1,128,198
8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		705,000	733,428
The Charles Schwab Corp. 6.100%, (6.100% to 6-1-31, then 5 Year CMT + 2.250%), 06/01/2031 (C)		500,000	500,110
The PNC Financial Services Group, Inc. 3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (C)		430,000	428,329
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		$780,000	$806,381
U.S. Bancorp 3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (C)		297,000	294,154
UBS Group AG
7.000%, (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%), 01/08/2036 (A)(C)		1,985,000	2,006,811
7.125%, (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%), 08/10/2034 (A)(C)		825,000	832,502
Wells Fargo & Company 3.900%, (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%), 07/22/2032	EUR	400,000	465,788
			41,573,367
Health care – 1.9%
Allergan Funding SCS 2.625%, 11/15/2028		300,000	331,654
Centene Corp.
2.500%, 03/01/2031		$850,000	742,612
3.000%, 10/15/2030		1,145,000	1,036,278
3.375%, 02/15/2030		970,000	904,025
4.625%, 12/15/2029		145,000	140,657
HCA, Inc. 5.600%, 04/01/2034		995,000	1,015,981
Rede D'Or Finance Sarl
4.500%, 01/22/2030 (A)		207,000	196,026
4.950%, 01/17/2028 (A)		200,000	197,359
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	720,000	836,882
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/2046		$337,000	260,122
			5,661,596
Industrials – 3.0%
AECOM 6.000%, 08/01/2033 (A)		800,000	801,143
AerCap Ireland Capital DAC
6.500%, (6.500% to 1-31-31, then 5 Year CMT + 2.441%), 01/31/2056		570,000	577,353
6.950%, (6.950% to 3-10-30, then 5 Year CMT + 2.720%), 03/10/2055		710,000	734,986
American Airlines, Inc. 5.750%, 04/20/2029 (A)		520,000	521,010
CACI International, Inc. 6.375%, 06/15/2033 (A)		440,000	446,257
DAE Funding LLC 3.375%, 03/20/2028 (A)		200,000	193,496
QXO Building Products, Inc. 6.500%, 07/15/2031 (A)		390,000	397,477
Stanley Black & Decker, Inc. 6.707%, (6.707% to 3-15-30, then 5 Year CMT + 2.657%), 03/15/2060		1,695,000	1,687,476
The Boeing Company 5.805%, 05/01/2050		510,000	503,863
TransDigm, Inc.
6.250%, 01/31/2034 (A)		160,000	163,263
6.750%, 01/31/2034 (A)		355,000	364,127
7.125%, 12/01/2031 (A)		1,274,000	1,319,177
Uber Technologies, Inc. 4.800%, 09/15/2034		280,000	274,743

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines, Inc. 4.625%, 04/15/2029 (A)		$225,000	$221,881
United Rentals North America, Inc.
3.875%, 02/15/2031		640,000	604,703
4.000%, 07/15/2030		400,000	382,373
			9,193,328
Information technology – 1.1%
Cloud Software Group, Inc. 6.625%, 08/15/2033 (A)		1,133,000	982,302
CoreWeave, Inc. 9.250%, 06/01/2030 (A)		1,095,000	1,102,113
Dell International LLC 8.350%, 07/15/2046		586,000	740,687
Gartner, Inc. 3.750%, 10/01/2030 (A)		425,000	387,998
			3,213,100
Materials – 2.3%
Cleveland-Cliffs, Inc.
6.750%, 04/15/2030 (A)		1,385,000	1,385,492
7.375%, 05/01/2033 (A)		1,320,000	1,319,339
7.625%, 01/15/2034 (A)		665,000	664,083
Corp. Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)		345,000	300,034
6.440%, 01/26/2036 (A)		332,000	352,440
Freeport-McMoRan, Inc. 5.450%, 03/15/2043		2,035,000	1,967,633
Quikrete Holdings, Inc.
6.375%, 03/01/2032 (A)		340,000	347,200
6.750%, 03/01/2033 (A)		205,000	208,972
Sword Purchaser LLC 8.250%, 04/15/2033 (A)		250,000	258,693
			6,803,886
Real estate – 0.8%
American Tower Corp. 3.625%, 05/30/2032	EUR	255,000	293,346
Boston Properties LP 5.750%, 01/15/2035		$131,000	132,248
SBA Tower Trust 6.599%, 01/15/2028 (A)		525,000	530,251
VICI Properties LP
4.125%, 08/15/2030 (A)		720,000	691,024
5.625%, 04/01/2035		735,000	735,311
			2,382,180
Utilities – 4.3%
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054		1,075,000	1,148,097
CMS Energy Corp. 6.500%, (6.500% to 6-1-35, then 5 Year CMT + 1.961%), 06/01/2055		440,000	450,637
Dominion Energy, Inc.
6.250%, (6.250% to 12-15-36, then 5 Year CMT + 1.702%), 12/15/2056		360,000	361,524
6.625%, (6.625% to 5-15-35, then 5 Year CMT + 2.207%), 05/15/2055		730,000	752,877
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054		615,000	651,158
Duke Energy Corp. 6.450%, (6.450% to 9-1-34, then 5 Year CMT + 2.588%), 09/01/2054		200,000	207,681
Emera US Finance LLC 6.850%, (6.850% to 10-1-36, then 5 Year CMT + 2.648%), 10/01/2056		957,000	976,191
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
EUSHI Finance, Inc.
6.250%, (6.250% to 4-1-31, then 5 Year CMT + 2.509%), 04/01/2056	$970,000	$964,956
7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054	250,000	259,671
Eversource Energy 6.350%, (6.350% to 8-15-36, then 5 Year CMT + 2.325%), 08/15/2056	865,000	865,687
Exelon Corp. 6.500%, (6.500% to 3-15-35, then 5 Year CMT + 1.975%), 03/15/2055	930,000	954,545
NextEra Energy Capital Holdings, Inc. 6.500%, (6.500% to 8-15-35, then 5 Year CMT + 1.979%), 08/15/2055	310,000	318,195
NRG Energy, Inc. 6.000%, 01/15/2036 (A)	740,000	737,687
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055	530,000	534,300
Spire, Inc. 6.450%, (6.450% to 6-1-36, then 5 Year CMT + 2.327%), 06/01/2056	305,000	307,037
The AES Corp. 7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055	2,740,000	2,805,423
The Southern Company 6.375%, (6.375% to 3-15-35, then 5 Year CMT + 2.069%), 03/15/2055	685,000	702,981
		12,998,647
TOTAL CORPORATE BONDS (Cost $129,693,942)		$129,526,578
CONVERTIBLE BONDS – 1.7%
Consumer discretionary – 0.2%
Burlington Stores, Inc. 1.250%, 12/15/2027	400,000	636,600
Utilities – 1.5%
CenterPoint Energy, Inc. 3.000%, 08/01/2028 (A)	1,205,000	1,280,313
CMS Energy Corp. 3.125%, 05/01/2031 (A)	495,000	503,910
Duke Energy Corp. 3.000%, 03/15/2029 (A)	570,000	567,150
Exelon Corp. 3.250%, 03/15/2029 (A)	525,000	532,455
FirstEnergy Corp. 3.875%, 01/15/2031	610,000	677,222
The Southern Company 3.250%, 06/15/2028	340,000	343,592
TXNM Energy, Inc. 5.750%, 06/01/2054	435,000	566,805
		4,471,447
TOTAL CONVERTIBLE BONDS (Cost $4,654,403)		$5,108,047
TERM LOANS (E) – 12.1%
Communication services – 1.1%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%) 5.482%, 09/30/2031	566,000	565,411
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%) 6.144%, 06/03/2033	966,058	965,971

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Communication services (continued)
Oak-Eagle Acquireco, Inc., USD Term Loan B 03/24/2033 TBD (F)	$1,040,000	$1,042,236
TKO Worldwide Holdings LLC, 2026 Term Loan B (3 month CME Term SOFR + 1.750%) 5.412%, 11/21/2031	846,572	843,397
		3,417,015
Consumer discretionary – 2.3%
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%) 5.394%, 04/06/2028	129,000	129,268
Aramark Services, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.750%) 5.394%, 06/22/2030	457,643	457,414
Clarios Global LP, 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%) 6.144%, 01/28/2032	1,299,800	1,299,800
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 6.894%, 01/23/2032	1,826,442	1,831,008
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.398%, 11/08/2030	540,000	540,767
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%) 5.502%, 03/15/2028	399,055	399,554
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%) 5.394%, 09/20/2030	1,079,337	1,077,092
Travel + Leisure Company, 2025 Repriced Term Loan (1 month CME Term SOFR + 2.000%) 5.644%, 12/14/2029	1,009,956	1,007,997
		6,742,900
Consumer staples – 0.4%
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.894%, 10/28/2032	489,348	490,048
Prestige Brands, Inc., 2026 Term Loan B 06/13/2033 TBD (F)	561,333	561,333
		1,051,381
Energy – 0.3%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 1.750%) 5.389%, 02/11/2030	874,476	873,934
Financials – 0.1%
Superannuation & Investments US LLC, 2026 Term Loan (1 month CME Term SOFR + 2.500%) 6.144%, 12/01/2028	276,179	275,431
Health care – 1.3%
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%) 5.995%, 04/07/2033	1,185,000	1,158,586
Medline Borrower LP, 2026 Term Loan B (1 month CME Term SOFR + 1.500%) 5.144%, 05/30/2033	1,411,266	1,401,839
Opal US LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 2.500%) 6.232%, 04/28/2032	1,275,379	1,273,670
		3,834,095
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Industrials – 3.9%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%) 5.925%, 04/20/2028	$545,236	$544,298
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.750%) 6.425%, 05/28/2032	674,095	674,095
Advanced Drainage Systems, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.625%) 5.245%, 02/28/2033	120,000	120,950
AECOM, 2026 Term Loan B (1 month CME Term SOFR + 1.500%) 5.144%, 04/18/2031	527,636	529,699
American Airlines, Inc., 2026 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%) 6.666%, 05/29/2033	860,000	848,536
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%) 5.425%, 10/15/2031	397,292	395,679
AS Mileage Plan IP, Ltd., 2026 Term Loan B (3 month CME Term SOFR + 2.000%) 5.651%, 05/12/2033	375,000	373,361
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%) 5.394%, 10/30/2031	818,369	816,838
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%) 5.144%, 10/08/2032	502,475	503,731
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%) 5.644%, 10/31/2031	231,658	232,115
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%) 5.644%, 10/31/2031	88,115	88,289
GB AIT Buyer, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.250%) 7.913%, 04/29/2033	1,038,000	1,037,751
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.156%, 03/03/2032	179,548	179,458
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%) 7.644%, 05/21/2032	746,250	748,272
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%) 8.427%, 08/27/2029	877,985	779,212
LSF12 Helix Parent LLC, USD Term Loan B (1 month CME Term SOFR + 3.500%) 3.644%, 02/10/2033	1,360,444	1,333,725
QXO Building Products, Inc., 2026 Term Loan B 04/30/2032 TBD (F)	989,000	986,251
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%) 6.144%, 02/28/2031	229,002	229,029
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%) 6.144%, 01/19/2032	141,165	141,172
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%) 5.894%, 03/22/2030	82,647	82,652
United Airlines, Inc., 2024 1st Lien Term Loan B 02/22/2031 TBD (F)	0	0

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Industrials (continued)
United Airlines, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%) 5.403%, 02/22/2031	$613,157	$611,047
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%) 5.144%, 02/14/2031	299,961	302,210
		11,558,370
Information technology – 0.7%
Belden, Inc., Term Loan 06/10/2033 TBD (F)	595,000	595,000
Cloud Software Group, Inc., 2025 Term Loan B (2031) (3 month CME Term SOFR + 3.250%) 6.982%, 03/21/2031	1,130,601	987,862
Kaseya, Inc., 2025 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%) 6.913%, 03/22/2032	831,016	639,417
		2,222,279
Materials – 1.6%
Bond UK Midco 3, Ltd., Term Loan B 05/06/2033 TBD (F)	750,000	752,063
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 6.894%, 04/01/2032	899,893	863,709
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 5.894%, 02/10/2032	1,675,491	1,673,397
SP Motion Holdco, Ltd., Term Loan B 06/24/2033 TBD (F)	955,000	953,806
Sword Purchaser LLC, USD Term Loan B (1 month CME Term SOFR + 4.000%) 7.644%, 04/11/2033	685,000	667,128
		4,910,103
Utilities – 0.4%
NRG Energy, Inc., 2024 Term Loan (3 month CME Term SOFR + 1.750%) 5.419%, 04/16/2031	1,316,827	1,314,812
TOTAL TERM LOANS (Cost $36,675,890)		$36,200,320
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.2%
Commercial and residential – 3.6%
A&D Mortgage Trust
Series 2026-NQM2, Class A3 (5.165% to 2-1-30, then 6.165% thereafter), 5.165%, 03/25/2071 (A)	451,807	445,093
Series 2026-NQM3, Class A1, 5.080%, 04/25/2071 (A)(G)	985,073	976,317
Angel Oak Mortgage Trust LLC Series 2026-1, Class A1 4.747%, 02/25/2071 (A)(G)	577,054	568,904
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(G)	100,391	97,743
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A (1 month CME Term SOFR + 1.600%) 5.225%, 12/15/2042 (A)(B)	275,000	275,516
BOS Trust Series 2026-LYRK, Class D 6.394%, 05/11/2041 (A)(G)	120,000	117,898
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) 5.017%, 03/15/2041 (A)(B)		$419,532	$420,056
BX Trust
Series 2025-VOLT, Class D (1 month CME Term SOFR + 2.750%), 6.375%, 12/15/2044 (A)(B)		235,000	234,560
Series 2026-CIP, Class C (1 month CME Term SOFR + 1.650%), 5.275%, 05/15/2038 (A)(B)		195,000	195,609
Series 2026-ORBT, Class D (1 month CME Term SOFR + 2.100%), 5.776%, 07/15/2043 (A)(B)		335,000	335,000
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 6.015%, 06/12/2040 (A)(G)		260,000	263,766
Cross Mortgage Trust
Series 2026-NQM1, Class A1, 4.699%, 02/25/2061 (A)(G)		474,960	468,035
Series 2026-NQM4, Class A1, 5.485%, 04/25/2071 (A)(G)		398,486	398,277
FirstMac Mortgage Funding Trust
Series 2024-4, Class A1 (1 month BBSW + 1.080%), 5.388%, 02/18/2056 (B)	AUD	468,050	324,450
Series 2025-3, Class A1-A (1 month BBSW + 0.950%), 5.250%, 10/13/2057 (B)		387,875	268,089
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (A)		$2,484,241	39,939
Series 2007-4, Class ES IO, 0.350%, 07/19/2037		2,473,257	37,258
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)		2,695,905	46,123
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%), 5.375%, 03/15/2042 (A)(B)		340,000	340,000
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%), 5.875%, 03/15/2042 (A)(B)		285,000	285,000
JW Commercial Mortgage Trust Series 2026-MRCO, Class D (1 month CME Term SOFR + 2.450%) 6.075%, 06/15/2039 (A)(B)		190,000	191,069
Life Mortgage Trust Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) 5.419%, 05/15/2039 (A)(B)		490,000	428,750
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM2, Class A1 4.734%, 01/26/2071 (A)(G)		440,772	434,198
Mortgage House RMBS Prime Series 2024-2, Class A1L (1 month BBSW + 1.100%) 5.400%, 05/13/2057 (B)	AUD	307,815	213,476
New Residential Mortgage Loan Trust
Series 2026-NQM4, Class A2 (5.206% to 3-1-30, then 6.206% thereafter), 5.206%, 02/25/2066 (A)		$96,955	95,941

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2026-NQM5, Class M1, 5.915%, 04/25/2066 (A)(G)		$245,000	$242,821
NYC Commercial Mortgage Trust Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) 4.838%, 02/15/2042 (A)(B)		720,000	719,775
Progress Residential Trust Series 2026-SFR1, Class D 4.000%, 02/17/2043 (A)		380,000	351,248
ROCK Trust Series 2024-CNTR, Class D 7.109%, 11/13/2041 (A)		605,000	626,717
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/10/2040 (A)		165,000	166,654
SLG Office Trust Series 2026-OMA, Class E 7.188%, 04/15/2041 (A)(G)		540,000	539,892
Verus Securitization Trust Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter) 5.712%, 01/25/2069 (A)		85,167	85,173
Westpac Securitisation Trust Series 2026-1, Class A (1 month BBSW + 0.830%) 5.130%, 09/19/2057 (B)	AUD	822,232	568,134
			10,801,481
U.S. Government Agency – 1.6%
Federal Home Loan Mortgage Corp.
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%), 5.828%, 05/25/2042 (A)(B)		$109,475	110,022
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%), 5.778%, 09/25/2042 (A)(B)		65,339	65,462
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%), 5.178%, 10/25/2045 (A)(B)		275,000	275,611
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%), 5.278%, 02/25/2045 (A)(B)		420,000	421,520
Series 2025-MN12, Class B1 (30 day Average SOFR + 4.500%), 8.128%, 11/25/2045 (A)(B)		695,000	703,023
Series 2026-MN13, Class M2 (30 day Average SOFR + 2.950%), 6.578%, 03/25/2046 (A)(B)		335,000	338,154
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%), 9.828%, 11/25/2041 (A)(B)		285,000	290,255
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%), 6.628%, 04/25/2042 (A)(B)		944,721	955,751
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%), 6.128%, 09/25/2042 (A)(B)		266,067	268,004
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 7.528%, 04/25/2043 (A)(B)		195,000	203,481
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 6.328%, 07/25/2043 (A)(B)	$515,000	$526,543
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%), 5.228%, 02/25/2045 (A)(B)	445,000	446,531
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%), 5.478%, 09/25/2045 (A)(B)	335,000	337,163
		4,941,520
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,625,388)		$15,743,001
ASSET-BACKED SECURITIES – 2.9%
AutoNation Finance Trust
Series 2025-1A, Class C 5.190%, 12/10/2030 (A)	65,000	65,364
Series 2025-1A, Class D 5.630%, 09/10/2032 (A)	170,000	170,944
Series 2026-1A, Class D 5.070%, 01/11/2034 (A)	290,000	286,784
Canon Music Issuer Trust Series 2026-1A, Class A 5.521%, 05/01/2076 (A)	325,000	323,765
Consolidated Communications LLC Series 2025-4A, Class A2 5.522%, 12/20/2055 (A)	475,000	476,919
DataBank Issuer LLC Series 2026-1A, Class B 6.493%, 02/25/2056 (A)	255,000	253,797
DB Master Finance LLC
Series 2025-1A, Class A2II 5.165%, 08/20/2055 (A)	263,675	260,530
Series 2026-1A, Class A2II 5.432%, 05/20/2056 (A)	675,000	675,359
Domino's Pizza Master Issuer LLC Series 2025-1A, Class A2II 5.217%, 07/25/2055 (A)	175,000	174,183
Driven Brands Funding LLC Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	351,224	337,683
FirstLight Issuer LLC Series 2026-1A, Class A2 5.873%, 06/20/2056 (A)	315,000	316,244
Flexential Issuer LLC Series 2025-2A, Class A2 6.460%, 10/25/2060 (A)	250,000	247,747
Iskandar Enterprise LLC Series 2026-1A, Class A23 5.538%, 04/17/2056 (A)	450,000	446,018
Jersey Mike's Funding LLC
Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	799,875	807,378
Series 2026-1A, Class A2 5.481%, 02/15/2056 (A)	503,738	497,733
Jimmy John's Funding LLC Series 2026-1A, Class A2 5.685%, 04/30/2056 (A)	785,000	787,831
Kinetic ABS Issuer LLC Series 2026-2A, Class B 6.224%, 06/25/2058 (A)	400,000	402,046

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B 5.590%, 08/20/2055 (A)	$480,000	$478,144
Series 2025-4A, Class C 7.112%, 12/20/2055 (A)	265,000	266,619
Taco Bell Funding LLC Series 2025-1A, Class A2II 5.049%, 08/25/2055 (A)	625,000	615,372
VB-S1 Issuer LLC Series 2026-1A, Class F 6.843%, 03/15/2056 (A)	455,000	457,447
Zayo Issuer LLC Series 2025-1A, Class A2 5.648%, 03/20/2055 (A)	310,000	311,013
TOTAL ASSET-BACKED SECURITIES (Cost $8,680,843)		$8,658,920
PREFERRED SECURITIES – 5.7%
Communication services – 0.4%
Alphabet, Inc., 6.250%	11,415	580,909
Alphabet, Inc., 6.250%	11,415	574,175
		1,155,084
Financials – 2.8%
Bank of Hawaii Corp., 8.000%	18,200	478,296
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	45,950	1,138,641
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	56,575	1,465,293
First Busey Corp., 8.250%	28,450	735,433
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%)	49,250	1,258,338
First Horizon Corp., 6.750%	25,600	639,488
Huntington Bancshares, Inc., 4.500%	99	1,624
Live Oak Bancshares, Inc., 8.375%	13,025	326,797
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	25,250	665,843
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	37,475	943,246
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	23,625	618,739
		8,271,738
Industrials – 0.6%
QXO, Inc., 5.500%	26,250	1,279,425
The Boeing Company, 6.000%	9,000	605,700
		1,885,125
Information technology – 0.8%
Hewlett Packard Enterprise Company, 7.625%	9,000	1,040,940
Oracle Corp., 6.500%	28,900	1,299,055
		2,339,995
Utilities – 1.1%
NextEra Energy, Inc., 7.375%	38,183	1,830,493
PPL Corp., 7.000%	13,495	662,200
The Southern Company, 7.125%	18,200	905,268
		3,397,961
TOTAL PREFERRED SECURITIES (Cost $16,451,276)		$17,049,903
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.1%
Short-term funds – 5.1%
John Hancock Collateral Trust, 3.6026% (H)(I)	1,544,322	$15,442,293
TOTAL SHORT-TERM INVESTMENTS (Cost $15,444,205)		$15,442,293
Total Investments (Strategic Income Opportunities Trust) (Cost $303,340,504) – 100.8%		$302,711,503
Other assets and liabilities, net – (0.8%)		(2,355,647)
TOTAL NET ASSETS – 100.0%		$300,355,856
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $72,834,409 or 24.2% of the fund's net assets as of 6-30-26.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 6-30-26.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 6-30-26.
(I)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $235,886.

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	18	Long	Sep 2026	$2,584,644	$2,618,990	$34,346
10-Year Canada Government Bond Futures	2	Short	Sep 2026	(169,164)	(170,788)	(1,624)
10-Year U.S. Treasury Note Futures	46	Short	Sep 2026	(5,013,928)	(5,054,969)	(41,041)
Euro-BTP Italian Government Bond Futures	22	Short	Sep 2026	(2,956,118)	(3,000,125)	(44,007)
Euro-OAT Futures	7	Short	Sep 2026	(950,859)	(959,624)	(8,765)
U.S. Treasury Long Bond Futures	6	Short	Sep 2026	(664,209)	(681,000)	(16,791)
						$(77,882)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,491,538	USD	1,033,046	CITI	9/16/2026	—	$(1,778)
AUD	1,459,803	USD	1,022,139	JPM	9/16/2026	—	(12,813)
AUD	2,189,704	USD	1,542,627	MSI	9/16/2026	—	(28,637)
AUD	2,222,530	USD	1,568,212	RBC	9/16/2026	—	(31,527)
CAD	1,957,260	USD	1,384,583	BARC	7/24/2026	—	(3,221)
CAD	1,965,817	USD	1,384,583	CITI	7/24/2026	$2,818	—
CAD	1,968,512	USD	1,384,583	JPM	7/24/2026	4,720	—
CAD	1,959,248	USD	1,384,583	RBC	7/24/2026	—	(1,818)
CAD	1,288,185	USD	915,315	JPM	9/16/2026	—	(3,958)
CAD	4,634,400	USD	3,295,132	RBC	9/16/2026	—	(16,416)
EUR	1,578,396	USD	1,823,727	GSI	9/16/2026	—	(14,547)
EUR	3,146,718	USD	3,619,253	HUS	9/16/2026	—	(12,441)
EUR	1,578,396	USD	1,836,341	MSI	9/16/2026	—	(27,161)
EUR	1,578,396	USD	1,814,951	SSB	9/16/2026	—	(5,771)
GBP	4,150,156	USD	5,497,604	GSI	7/24/2026	7,282	—
GBP	2,766,000	USD	3,662,881	UBS	7/24/2026	6,020	—
GBP	271,755	USD	357,498	BARC	9/16/2026	2,969	—
JPY	1,550,744,618	USD	9,701,250	BNY	7/24/2026	—	(147,305)
KRW	9,419,912,778	USD	6,224,009	CITI	7/24/2026	—	(133,128)
KRW	1,385,969,479	USD	902,030	GSI	7/24/2026	—	(5,867)
MXN	13,893,376	USD	794,384	SSB	9/17/2026	—	(4,913)
NOK	15,691,424	EUR	1,388,200	RBC	7/24/2026	—	(2,816)
NOK	15,719,290	EUR	1,388,200	SCB	7/24/2026	—	(2)
NOK	7,567,703	USD	796,366	JPM	9/16/2026	—	(32,642)
NOK	10,643,895	USD	1,094,494	UBS	9/16/2026	—	(20,325)
NZD	15,869,836	GBP	6,897,500	JPM	7/24/2026	—	(128,813)
NZD	1,038,997	USD	607,726	BARC	9/16/2026	—	(16,125)
NZD	583,379	USD	337,369	JPM	9/16/2026	—	(5,196)
NZD	1,562,389	USD	906,241	UBS	9/16/2026	—	(16,622)
SGD	2,475,317	USD	1,933,841	HUS	9/16/2026	—	(10,332)
USD	1,336,078	AUD	1,904,235	ANZ	9/16/2026	19,465	—
USD	8,814,463	AUD	12,581,820	HUS	9/16/2026	115,231	—
USD	1,384,583	CAD	1,960,846	RBC	7/24/2026	690	—
USD	1,384,583	CAD	1,964,412	SSB	7/24/2026	—	(1,827)
USD	4,278,945	CAD	5,942,068	CITI	9/16/2026	75,089	—
USD	3,735,911	EUR	3,271,805	BARC	9/16/2026	—	(14,278)
USD	1,829,349	EUR	1,578,290	CITI	9/16/2026	20,291	—
USD	2,357,646	EUR	2,060,925	MSI	9/16/2026	—	(4,614)
USD	3,585,732	EUR	3,108,806	SCB	9/16/2026	22,376	—
USD	18,406,553	EUR	15,887,049	SSB	9/16/2026	196,597	—
USD	24,671	GBP	18,656	BNY	7/24/2026	—	(75)
USD	4,368,068	GBP	3,310,460	HUS	7/24/2026	—	(23,021)
USD	4,767,746	GBP	3,609,550	SCB	7/24/2026	—	(20,064)
USD	10,572,677	GBP	7,938,930	SCB	9/16/2026	42,139	—
USD	358,559	GBP	271,755	TD	9/16/2026	—	(1,908)
USD	4,785,249	MXN	84,055,984	GSI	9/17/2026	8,893	—
USD	1,663,249	MXN	29,065,577	SSB	9/17/2026	11,641	—
USD	3,621,993	NOK	34,529,655	UBS	9/16/2026	137,303	—
USD	3,984,175	NZD	6,828,415	MSI	9/16/2026	96,103	—
The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,906,144	SGD	2,461,772	BARC	9/16/2026	—	$(6,840)
USD	3,821,955	SGD	4,890,207	HUS	9/16/2026	$21,893	—
						$791,520	$(756,801)
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 71.4%
U.S. Government – 47.4%
U.S. Treasury Bonds
1.250%, 05/15/2050	$6,025,000	$2,867,053
2.000%, 11/15/2041 to 08/15/2051	18,000,000	10,986,797
2.250%, 08/15/2049	2,000,000	1,243,984
2.750%, 08/15/2047	3,000,000	2,120,859
2.875%, 05/15/2049	1,500,000	1,065,293
3.000%, 02/15/2047 to 02/15/2049	19,040,000	14,049,908
3.375%, 08/15/2042	3,960,000	3,304,280
3.625%, 02/15/2053 to 05/15/2053	6,320,000	5,051,969
3.875%, 02/15/2043	3,030,000	2,684,746
4.000%, 11/15/2052	6,000,000	5,133,750
4.125%, 08/15/2053	1,725,000	1,506,814
4.250%, 05/15/2039 to 08/15/2054	18,999,000	17,241,466
4.375%, 05/15/2041	780,000	747,398
4.500%, 02/15/2044	1,910,000	1,818,977
4.625%, 02/15/2040 to 11/15/2055	21,382,000	20,623,893
4.750%, 02/15/2041 to 02/15/2056	11,442,000	11,158,732
4.875%, 08/15/2045	1,976,000	1,960,948
5.000%, 05/15/2045 to 05/15/2056	6,936,000	6,997,977
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
2.875%, 05/15/2028	$4,800,000	$4,689,187
3.375%, 02/29/2028 to 09/15/2028	14,259,000	14,039,523
3.500%, 11/30/2030	19,173,000	18,635,257
3.625%, 08/15/2028 to 12/31/2030	31,200,000	30,547,576
3.750%, 04/15/2028 to 11/30/2032	31,929,000	31,547,398
3.875%, 03/15/2028 to 09/30/2032	70,071,000	69,409,833
4.000%, 12/15/2027 to 07/31/2032	45,603,000	45,215,012
4.125%, 09/30/2027 to 02/15/2036	84,498,000	83,913,401
4.250%, 01/15/2028 to 08/15/2035	42,551,000	42,345,384
4.375%, 11/30/2028 to 05/15/2036	15,338,000	15,379,704
4.500%, 11/15/2033	20,400,000	20,604,794
4.625%, 04/30/2029 to 05/31/2031	15,713,000	15,958,708
		502,850,621
U.S. Government Agency – 24.0%
Federal Home Loan Bank
4.100%, 08/28/2029	1,000,000	993,511
5.500%, 07/15/2036	1,690,000	1,822,199

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	$4,334,335	$3,478,463
2.000%, 07/01/2035 to 12/01/2051	7,441,895	6,113,079
2.500%, 04/01/2031 to 05/01/2052	10,561,648	8,974,906
3.000%, 07/01/2032 to 08/01/2052	6,436,880	5,754,130
3.500%, 01/01/2034 to 07/01/2052	5,539,470	5,092,409
4.000%, 12/01/2039 to 09/01/2047	849,498	812,856
4.500%, 07/01/2029 to 07/01/2052	5,141,027	4,990,740
5.000%, 07/01/2035 to 12/01/2055	6,625,150	6,564,446
5.500%, 04/01/2027 to 02/01/2056	13,689,684	13,828,077
6.000%, 10/01/2036 to 05/01/2055	9,451,005	9,715,073
6.250%, 07/15/2032	450,000	496,591
6.500%, 08/01/2037 to 10/01/2054	2,187,187	2,279,091
6.655%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.905%), 08/01/2037 (A)	68,537	71,165
6.750%, 09/15/2029	1,200,000	1,292,064
7.000%, 04/01/2029 to 04/01/2032	3,831	4,043
7.500%, 09/01/2030 to 03/01/2032	2,139	2,242
8.000%, 02/01/2030	100	103
Federal National Mortgage Association
1.500%, 11/01/2036 to 02/01/2051	4,451,451	3,799,882
2.000%, 02/01/2035 to 06/01/2052	43,642,814	36,143,988
2.500%, 05/01/2028 to 04/01/2052	25,971,297	22,358,921
3.000%, 01/01/2027 to 03/01/2052	13,268,018	11,891,762
3.500%, 01/01/2036 to 07/01/2052	8,810,494	8,137,122
4.000%, 02/01/2031 to 04/01/2053	12,355,014	11,737,194
4.500%, 08/01/2033 to 01/01/2056	4,042,898	3,927,654
5.000%, 12/01/2034 to 12/01/2055	10,583,690	10,487,746
5.500%, 01/01/2034 to 02/01/2055	5,467,795	5,531,127
5.559%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.411%), 07/01/2034 (A)	25,547	25,976
5.585%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	7,114	7,247
5.625%, 07/15/2037	500,000	544,792
5.749%, (1 Year CMT + 2.185%), 05/01/2036 (A)	25,464	26,293
5.925%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.575%), 09/01/2037 (A)	25,279	25,944
6.000%, 07/01/2027 to 07/01/2055	4,238,573	4,354,097
6.067%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.875%), 04/01/2037 (A)	34,958	36,216
6.500%, 07/01/2031 to 12/01/2053	2,587,046	2,698,286
7.000%, 02/01/2031 to 10/01/2038	16,231	17,138
7.125%, 01/15/2030	209,000	228,864
7.250%, 05/15/2030	1,450,000	1,604,853
7.500%, 09/01/2030 to 08/01/2031	7,699	7,997
8.000%, 08/01/2030 to 09/01/2031	696	720
8.500%, 09/01/2030	108	113
Government National Mortgage Association
2.000%, 11/20/2050 to 08/20/2051	10,235,839	8,397,663
2.500%, 08/20/2050 to 11/20/2051	10,744,247	9,186,137
3.000%, 08/15/2043 to 05/20/2053	8,214,064	7,342,894
3.500%, 04/15/2042 to 01/20/2052	6,112,577	5,643,203
4.000%, 11/15/2026 to 03/20/2053	4,978,405	4,707,440
4.500%, 08/15/2033 to 07/20/2053	4,996,420	4,851,921
5.000%, 08/15/2033 to 10/20/2054	8,087,230	8,028,397
5.500%, 11/15/2032 to 02/20/2055	7,051,364	7,139,870
6.000%, 07/15/2029 to 06/20/2055	3,376,435	3,469,826
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
6.500%, 05/15/2028 to 11/20/2052	$566,739	$591,487
7.000%, 08/15/2029 to 05/15/2032	6,391	6,501
7.500%, 09/15/2030 to 01/15/2031	1,953	2,008
		255,246,467
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $804,156,714)		$758,097,088
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Chile – 0.0%
Republic of Chile 3.100%, 05/07/2041	675,000	516,038
Indonesia – 0.1%
Republic of Indonesia 3.850%, 10/15/2030	1,050,000	1,011,200
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	1,035,520
Japan – 0.1%
Japan Bank for International Cooperation 3.500%, 10/31/2028	830,000	814,954
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,975,300
6.050%, 01/11/2040	930,000	900,705
		2,876,005
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	397,491
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	273,588
Poland – 0.1%
Republic of Poland 5.125%, 09/18/2034	1,000,000	1,004,600
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,106,781)		$7,929,396
CORPORATE BONDS – 24.3%
Communication services – 1.9%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	263,190
2.050%, 08/15/2050	400,000	213,599
4.700%, 11/15/2035	543,000	531,993
5.450%, 11/15/2055	611,000	585,700
AT&T, Inc.
2.550%, 12/01/2033	665,000	558,535
3.800%, 12/01/2057	644,000	429,793
4.750%, 05/15/2046	700,000	588,505
4.850%, 07/15/2045	500,000	431,736
5.150%, 03/15/2042	115,000	105,233
5.400%, 02/15/2034	800,000	810,992
6.375%, 03/01/2041	380,000	401,449
British Telecommunications, Ltd. 9.625%, 12/15/2030	205,000	242,249
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	534,573
5.050%, 03/30/2029	420,000	418,401
5.375%, 05/01/2047	525,000	424,932
Comcast Corp.
2.887%, 11/01/2051	256,000	145,086

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp. (continued)
3.450%, 02/01/2050	$500,000	$321,565
3.999%, 11/01/2049	545,000	386,496
4.049%, 11/01/2052	1,065,000	746,503
4.600%, 10/15/2038 (B)	200,000	180,682
6.500%, 11/15/2035	72,000	76,765
Deutsche Telekom International Finance BV 8.250%, 06/15/2030	161,000	181,140
Fox Corp. 3.500%, 04/08/2030	640,000	612,534
Meta Platforms, Inc.
4.600%, 05/15/2028 (B)	250,000	251,254
4.950%, 05/15/2033	745,000	744,652
5.625%, 11/15/2055	551,000	499,292
6.300%, 05/15/2056	420,000	418,076
Netflix, Inc. 4.875%, 04/15/2028	320,000	322,325
Paramount Global 4.950%, 05/19/2050	495,000	319,676
Rogers Communications, Inc. 4.500%, 03/15/2042	735,000	622,961
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	254,272
Telefonica Europe BV 8.250%, 09/15/2030	380,000	426,622
The Walt Disney Company
2.650%, 01/13/2031	400,000	369,394
6.200%, 12/15/2034	480,000	523,482
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	570,000	631,769
T-Mobile USA, Inc.
3.000%, 02/15/2041	430,000	317,338
3.875%, 04/15/2030	635,000	615,299
4.500%, 04/15/2050	700,000	565,014
5.750%, 01/15/2054	750,000	716,040
TWDC Enterprises 18 Corp. 4.125%, 06/01/2044	525,000	434,809
Verizon Communications, Inc.
1.680%, 10/30/2030	200,000	176,591
2.875%, 11/20/2050	500,000	305,734
4.016%, 12/03/2029	535,000	525,031
4.522%, 09/15/2048	1,335,000	1,101,365
Vodafone Group PLC 6.150%, 02/27/2037 (B)	330,000	348,820
		19,681,467
Consumer discretionary – 1.5%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	356,473
2.500%, 06/03/2050	800,000	462,654
4.050%, 08/22/2047	450,000	356,390
4.700%, 12/01/2032	750,000	753,645
American Honda Finance Corp. 1.800%, 01/13/2031	625,000	547,505
Booking Holdings, Inc. 3.550%, 03/15/2028 (B)	320,000	315,326
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	188,699
D.R. Horton, Inc. 1.400%, 10/15/2027 (B)	220,000	211,632
Expedia Group, Inc. 3.250%, 02/15/2030 (B)	300,000	284,927
Ford Motor Credit Company LLC 6.798%, 11/07/2028	720,000	743,337
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Company 5.400%, 04/01/2048	$315,000	$283,104
General Motors Financial Company, Inc.
2.400%, 10/15/2028	345,000	327,778
3.100%, 01/12/2032	380,000	343,995
3.600%, 06/21/2030	420,000	400,739
5.350%, 07/15/2027	300,000	302,541
5.900%, 01/07/2035	350,000	359,653
5.950%, 04/04/2034	220,000	227,681
Honda Motor Company, Ltd. 5.337%, 07/08/2035 (B)	300,000	299,951
Lennar Corp. 4.750%, 11/29/2027	315,000	315,535
Lowe's Companies, Inc.
3.650%, 04/05/2029	600,000	585,994
3.750%, 04/01/2032 (B)	550,000	521,296
Marriott International, Inc. 5.250%, 10/15/2035	524,000	523,931
McDonald's Corp.
4.950%, 03/03/2035	500,000	497,860
5.000%, 05/17/2029	550,000	557,390
NIKE, Inc. 2.850%, 03/27/2030	250,000	235,716
President and Fellows of Harvard College 4.887%, 03/15/2030	1,000,000	1,016,101
Starbucks Corp. 3.550%, 08/15/2029	315,000	306,403
The Home Depot, Inc.
1.375%, 03/15/2031	645,000	558,772
2.700%, 04/15/2030 (B)	650,000	610,079
4.250%, 04/01/2046	310,000	258,919
5.875%, 12/16/2036	155,000	165,027
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	390,612
4.500%, 04/15/2050	530,000	453,877
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	194,174
Toyota Motor Credit Corp.
1.150%, 08/13/2027	530,000	512,294
1.900%, 09/12/2031	730,000	636,443
3.050%, 01/11/2028	530,000	520,349
Trustees of Dartmouth College 4.273%, 06/01/2030	500,000	496,532
Yale University 4.701%, 04/15/2032	100,000	100,707
		16,224,041
Consumer staples – 1.4%
Altria Group, Inc.
3.400%, 02/04/2041	425,000	325,118
4.500%, 05/02/2043	500,000	420,476
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	464,000	422,714
Anheuser-Busch InBev Worldwide, Inc.
4.900%, 01/23/2031	340,000	344,433
5.000%, 06/15/2034 (B)	335,000	338,377
5.450%, 01/23/2039	250,000	254,237
BAT Capital Corp.
2.726%, 03/25/2031	650,000	593,890
5.625%, 08/15/2035 (B)	500,000	515,260
Constellation Brands, Inc. 4.500%, 05/09/2047	370,000	308,434
Costco Wholesale Corp. 1.600%, 04/20/2030	525,000	474,444

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Diageo Capital PLC 2.000%, 04/29/2030	$300,000	$272,522
General Mills, Inc. 2.875%, 04/15/2030	635,000	594,742
JBS NV
4.375%, 02/02/2052	375,000	282,950
5.750%, 04/01/2033	425,000	436,334
Kellanova 5.250%, 03/01/2033	200,000	203,740
Kenvue, Inc. 4.900%, 03/22/2033	525,000	527,010
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	525,000	524,593
Kimberly-Clark Corp.
3.200%, 07/30/2046	300,000	211,980
4.500%, 02/16/2033	220,000	218,378
Kraft Heinz Foods Company
4.375%, 06/01/2046	107,000	85,596
4.625%, 01/30/2029	290,000	290,069
6.875%, 01/26/2039	40,000	43,837
Molson Coors Beverage Company
4.200%, 07/15/2046	150,000	119,687
5.000%, 05/01/2042	150,000	136,358
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	239,555
PepsiCo, Inc.
3.000%, 10/15/2027	500,000	492,789
4.000%, 03/05/2042	270,000	229,610
4.600%, 02/07/2030	285,000	287,257
5.500%, 01/15/2040	305,000	312,811
Philip Morris International, Inc. 6.375%, 05/16/2038	300,000	328,108
Sysco Corp.
5.400%, 03/23/2035	50,000	50,222
6.600%, 04/01/2050	1,000,000	1,063,775
Target Corp. 3.900%, 11/15/2047	520,000	406,966
The Coca-Cola Company
2.125%, 09/06/2029	425,000	397,925
2.500%, 06/01/2040 (B)	430,000	315,837
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	635,000	591,717
The Kroger Company
4.450%, 02/01/2047	300,000	248,381
5.000%, 09/15/2034	300,000	296,037
The Procter & Gamble Company 3.600%, 03/25/2050	630,000	487,236
Tyson Foods, Inc. 4.350%, 03/01/2029	425,000	421,522
Walmart, Inc.
3.250%, 07/08/2029	640,000	623,552
4.050%, 06/29/2048	520,000	425,928
		15,164,407
Energy – 1.7%
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	492,372
4.486%, 05/01/2030	550,000	547,001
Berry Global, Inc. 5.500%, 04/15/2028	280,000	284,178
BP Capital Markets America, Inc.
4.893%, 09/11/2033 (B)	525,000	522,668
5.017%, 11/17/2027	525,000	529,693
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	305,000	321,791
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cenovus Energy, Inc. 5.400%, 06/15/2047	$300,000	$277,294
Chevron USA, Inc. 4.300%, 10/15/2030	300,000	298,258
ConocoPhillips Company
4.300%, 11/15/2044	330,000	276,877
5.000%, 01/15/2035	300,000	299,432
Devon Energy Corp.
5.000%, 06/15/2045	885,000	793,159
7.875%, 09/30/2031	210,000	239,580
Diamondback Energy, Inc.
5.150%, 01/30/2030	325,000	329,537
5.750%, 04/18/2054	200,000	194,438
Enbridge, Inc.
3.700%, 07/15/2027	300,000	297,952
4.500%, 06/10/2044	335,000	287,109
5.700%, 03/08/2033	525,000	542,090
Energy Transfer LP
3.750%, 05/15/2030	455,000	438,164
6.125%, 12/15/2045	370,000	367,662
6.500%, 02/01/2042	250,000	264,165
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	463,587
4.850%, 08/15/2042	325,000	300,319
4.950%, 02/15/2035 (B)	200,000	198,466
6.875%, 03/01/2033	130,000	144,416
Exxon Mobil Corp.
2.995%, 08/16/2039	425,000	336,091
3.482%, 03/19/2030	520,000	503,455
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	75,000	79,325
6.500%, 09/01/2039	180,000	193,249
Kinder Morgan, Inc.
5.000%, 02/01/2029	625,000	630,626
5.550%, 06/01/2045	400,000	384,317
MPLX LP
4.800%, 02/15/2029	420,000	420,904
5.000%, 03/01/2033	315,000	312,629
5.200%, 03/01/2047	155,000	139,892
5.950%, 04/01/2055	200,000	194,055
Occidental Petroleum Corp.
5.375%, 01/01/2032	100,000	101,998
6.625%, 09/01/2030	274,000	289,868
ONEOK Partners LP 6.650%, 10/01/2036	288,000	312,473
ONEOK, Inc.
5.650%, 11/01/2028	390,000	398,027
6.625%, 09/01/2053	500,000	524,053
Ovintiv, Inc. 6.500%, 08/15/2034	290,000	309,780
Phillips 66 4.650%, 11/15/2034	550,000	532,947
Phillips 66 Company 3.750%, 03/01/2028	230,000	226,960
Plains All American Pipeline LP
4.700%, 01/15/2031	80,000	79,308
4.900%, 02/15/2045	395,000	349,103
Shell Finance US, Inc.
4.375%, 05/11/2045	1,000,000	850,844
6.375%, 12/15/2038 (C)	130,000	142,070
Suncor Energy, Inc. 5.950%, 05/15/2035	163,000	164,639
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	474,153

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc.
3.500%, 11/15/2030	$425,000	$403,430
5.100%, 09/15/2045	420,000	382,135
5.300%, 09/30/2035	150,000	149,642
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	425,000	442,659
Valero Energy Corp. 7.500%, 04/15/2032	270,000	305,208
		18,344,048
Financials – 7.3%
Ally Financial, Inc.
5.548%, (5.548% to 7-31-32, then Overnight SOFR + 1.780%), 07/31/2033	295,000	292,563
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	160,000	162,632
American Express Company 4.420%, (4.420% to 8-3-32, then Overnight SOFR + 1.760%), 08/03/2033	1,046,000	1,017,949
American International Group, Inc. 5.125%, 03/27/2033	440,000	442,960
Ameriprise Financial, Inc. 5.150%, 05/15/2033	525,000	531,192
Aon Corp. 2.050%, 08/23/2031	440,000	383,940
Aon North America, Inc. 5.450%, 03/01/2034 (B)	300,000	306,055
Ares Capital Corp. 5.875%, 03/01/2029	525,000	529,159
Arthur J. Gallagher & Company
5.450%, 07/15/2034	400,000	405,715
5.550%, 02/15/2055	300,000	284,318
Athene Holding, Ltd.
4.125%, 01/12/2028	225,000	222,841
6.250%, 04/01/2054	250,000	230,332
Bank of America Corp.
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,437,000	1,412,980
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	494,631
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,105,000	2,065,362
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	520,000	442,783
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035 (B)	615,000	627,037
5.511%, (5.511% to 1-24-35, then Overnight SOFR + 1.310%), 01/24/2036	680,000	694,390
7.750%, 05/14/2038 (B)	480,000	573,211
Bank of Montreal 5.511%, 06/04/2031	500,000	515,798
Barclays PLC
4.950%, 01/10/2047	320,000	285,302
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	250,000	253,514
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC (continued)
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	$750,000	$835,888
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	630,000	562,841
Blackstone Private Credit Fund 5.950%, 07/16/2029	315,000	315,116
Capital One Financial Corp.
5.197%, (5.197% to 9-11-35, then Overnight SOFR + 1.630%), 09/11/2036	300,000	292,034
5.268%, (5.268% to 5-10-32, then Overnight SOFR + 2.370%), 05/10/2033 (B)	505,000	506,439
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030 (B)	650,000	663,488
Capital One NA 4.650%, 09/13/2028	250,000	250,364
Chubb INA Holdings LLC 4.900%, 08/15/2035	300,000	295,825
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	745,000	669,746
2.666%, (2.666% to 1-29-30, then Overnight SOFR + 1.146%), 01/29/2031	700,000	649,756
4.450%, 09/29/2027	500,000	499,190
5.174%, (5.174% to 9-11-35, then Overnight SOFR + 1.488%), 09/11/2036	735,000	730,904
5.449%, (5.449% to 6-11-34, then Overnight SOFR + 1.447%), 06/11/2035	865,000	879,734
Citizens Financial Group, Inc.
5.253%, (5.253% to 3-5-30, then Overnight SOFR + 1.259%), 03/05/2031	200,000	202,135
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	215,000	220,673
CNA Financial Corp. 3.900%, 05/01/2029	320,000	312,757
CNO Financial Group, Inc. 5.250%, 05/30/2029	210,000	211,288
Corebridge Financial, Inc. 3.900%, 04/05/2032	265,000	248,668
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	300,000	275,022
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	150,000	151,569
5.403%, (5.403% to 9-11-34, then Overnight SOFR + 2.050%), 09/11/2035	350,000	350,128
European Investment Bank 4.875%, 02/15/2036	1,000,000	1,031,612
Fifth Third Bancorp
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	300,000	308,656

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp (continued)
6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	$315,000	$325,518
Fiserv, Inc. 2.250%, 06/01/2027	630,000	617,332
Five Corners Funding Trust II 2.850%, 05/15/2030 (C)	630,000	586,485
GE Capital International Funding Company 4.418%, 11/15/2035	647,000	617,794
Global Payments, Inc. 4.450%, 06/01/2028	425,000	421,139
Hartford Insurance Group, Inc. 5.950%, 10/15/2036	170,000	178,994
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then Overnight SOFR + 2.387%), 06/04/2031	1,000,000	926,393
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,050,000	1,046,901
5.240%, (5.240% to 5-13-30, then Overnight SOFR + 1.570%), 05/13/2031	250,000	252,737
6.500%, 09/15/2037	695,000	751,310
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	200,000	202,348
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	225,000	229,809
ING Groep NV 4.252%, (4.252% to 3-28-32, then Overnight SOFR + 2.070%), 03/28/2033	300,000	289,731
Inter-American Development Bank
1.125%, 07/20/2028	500,000	470,328
1.125%, 01/13/2031 (B)	2,000,000	1,746,918
4.000%, 01/12/2028	1,000,000	997,335
4.500%, 02/15/2030 (B)	500,000	504,752
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	440,000	433,682
4.600%, 03/15/2033	500,000	489,926
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	953,940
4.000%, 01/10/2031	1,000,000	991,172
JPMorgan Chase & Co.
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	1,940,000	1,298,277
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	500,000	491,724
4.347%, (4.347% to 1-22-31, then Overnight SOFR + 0.840%), 01/22/2032	617,000	604,401
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029 (B)	900,000	894,899
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	805,000	801,395
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	$1,000,000	$1,002,904
5.148%, (5.148% to 4-23-36, then Overnight SOFR + 1.260%), 04/23/2037	845,000	838,913
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	735,000	742,629
6.400%, 05/15/2038	250,000	274,417
KeyBank NA
5.000%, 01/26/2033	325,000	321,657
5.850%, 11/15/2027	250,000	254,020
Lincoln National Corp. 7.000%, 06/15/2040	160,000	174,365
Lloyds Banking Group PLC 4.943%, (4.943% to 11-4-35, then 1 Year CMT + 0.970%), 11/04/2036	994,000	964,657
M&T Bank Corp.
4.553%, (4.553% to 8-16-27, then SOFR Compounded Index + 1.780%), 08/16/2028	100,000	99,930
5.053%, (5.053% to 1-27-33, then Overnight SOFR + 1.850%), 01/27/2034	125,000	123,933
5.179%, (5.179% to 7-8-30, then Overnight SOFR + 1.400%), 07/08/2031	124,000	124,992
Marsh & McLennan Companies, Inc.
2.375%, 12/15/2031	250,000	221,288
4.900%, 03/15/2049	265,000	235,731
Mastercard, Inc. 2.000%, 11/18/2031	385,000	340,049
MetLife, Inc.
4.600%, 05/13/2046	520,000	454,567
5.300%, 12/15/2034	300,000	305,427
Mitsubishi UFJ Financial Group, Inc.
5.325%, (5.325% to 4-21-36, then 1 Year CMT + 1.020%), 04/21/2037	315,000	314,147
5.441%, (5.441% to 2-22-33, then 1 Year CMT + 1.630%), 02/22/2034	215,000	219,325
Morgan Stanley
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	1,000,000	957,669
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	635,000	626,369
4.375%, 01/22/2047	1,095,000	914,506
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,000,000	1,007,882
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	485,000	487,335
6.296%, (6.296% to 10-18-27, then Overnight SOFR + 2.240%), 10/18/2028	1,050,000	1,072,330
Nasdaq, Inc. 1.650%, 01/15/2031 (B)	500,000	439,193
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	740,000	707,540

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
NatWest Group PLC
4.964%, (4.964% to 8-15-29, then 1 Year CMT + 1.220%), 08/15/2030	$315,000	$315,935
5.115%, (5.115% to 5-23-30, then 1 Year CMT + 1.050%), 05/23/2031	300,000	301,754
5.778%, (5.778% to 3-1-34, then 1 Year CMT + 1.500%), 03/01/2035	210,000	217,766
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,050,000	986,991
PayPal Holdings, Inc.
2.300%, 06/01/2030	455,000	416,063
2.850%, 10/01/2029 (B)	500,000	471,956
Prudential Financial, Inc. 4.350%, 02/25/2050	300,000	242,837
Raymond James Financial, Inc. 4.950%, 07/15/2046	525,000	468,978
Royal Bank of Canada
2.300%, 11/03/2031	850,000	758,605
4.900%, 01/12/2028 (B)	300,000	302,138
S&P Global, Inc. 2.900%, 03/01/2032	640,000	580,265
Santander Holdings USA, Inc. 4.400%, 07/13/2027	250,000	249,724
State Street Corp. 5.159%, (5.159% to 5-18-33, then Overnight SOFR + 1.890%), 05/18/2034 (B)	740,000	747,821
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	760,000	753,050
5.558%, 07/09/2034	375,000	384,313
5.710%, 01/13/2030	350,000	360,227
The Allstate Corp.
4.200%, 12/15/2046	300,000	242,918
5.250%, 03/30/2033	250,000	254,319
The Bank of New York Mellon Corp. 4.596%, (4.596% to 7-26-29, then Overnight SOFR + 1.755%), 07/26/2030	240,000	239,977
The Bank of Nova Scotia 4.850%, 02/01/2030	715,000	719,689
The Charles Schwab Corp.
3.200%, 01/25/2028	330,000	324,099
5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	320,000	334,375
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	720,000	669,411
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	405,000	360,431
3.102%, (3.102% to 2-24-32, then Overnight SOFR + 1.410%), 02/24/2033	1,000,000	905,739
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	1,035,000	781,909
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	1,000,000	999,050
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030	600,000	614,896
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,060,000	1,030,786
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. (continued)
4.899%, (4.899% to 5-13-30, then Overnight SOFR + 1.333%), 05/13/2031	$320,000	$321,731
The Toronto-Dominion Bank 2.000%, 09/10/2031 (B)	830,000	734,397
The Travelers Companies, Inc.
4.050%, 03/07/2048	300,000	239,776
5.050%, 07/24/2035	300,000	299,229
Truist Financial Corp.
1.125%, 08/03/2027	525,000	507,040
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	525,000	533,759
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	630,000	640,705
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	630,000	656,874
Visa, Inc.
2.050%, 04/15/2030	635,000	583,768
4.300%, 12/14/2045	488,000	418,478
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,035,000	1,884,032
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	1,600,000	1,221,858
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,035,000	951,419
Westpac Banking Corp.
4.354%, 07/01/2030 (B)	300,000	299,043
5.618%, (5.618% to 11-20-34, then 1 Year CMT + 1.200%), 11/20/2035	500,000	504,115
		77,821,758
Health care – 2.7%
Abbott Laboratories
4.750%, 11/30/2036	330,000	322,064
5.500%, 03/15/2056	674,000	660,087
AbbVie, Inc.
3.200%, 11/21/2029	1,030,000	986,267
4.400%, 11/06/2042	690,000	606,604
4.950%, 03/15/2031 (B)	200,000	202,834
5.050%, 03/15/2034	275,000	277,966
Amgen, Inc.
4.400%, 05/01/2045	260,000	220,269
4.663%, 06/15/2051	494,000	419,723
5.250%, 03/02/2033	1,210,000	1,231,286
Astrazeneca Finance LLC
4.900%, 03/03/2030	250,000	253,293
5.000%, 02/26/2034	250,000	252,489
Baxter International, Inc. 3.950%, 04/01/2030	530,000	512,080
Biogen, Inc. 3.250%, 02/15/2051	591,000	389,075
Boston Scientific Corp.
2.650%, 06/01/2030	525,000	487,402
4.000%, 03/01/2028	50,000	49,712
Bristol-Myers Squibb Company
3.250%, 08/01/2042	545,000	413,283

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bristol-Myers Squibb Company (continued)
4.550%, 02/20/2048	$300,000	$256,318
5.200%, 02/22/2034	420,000	428,318
Cardinal Health, Inc. 5.125%, 02/15/2029	525,000	531,106
Centene Corp. 4.250%, 12/15/2027	290,000	288,477
CVS Health Corp.
4.300%, 03/25/2028	719,000	715,170
5.050%, 03/25/2048	520,000	459,303
5.450%, 09/15/2035	516,000	522,675
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	240,906
Dignity Health 4.500%, 11/01/2042	300,000	260,760
Elevance Health, Inc.
4.101%, 03/01/2028 (B)	370,000	367,432
4.600%, 09/15/2032	250,000	245,333
4.650%, 08/15/2044	150,000	130,483
6.100%, 10/15/2052	353,000	362,015
Eli Lilly & Company
2.250%, 05/15/2050	530,000	303,223
4.750%, 02/12/2030	275,000	277,913
5.100%, 02/12/2035	200,000	203,141
5.500%, 02/12/2055	250,000	248,450
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	326,229
GE HealthCare Technologies, Inc. 5.857%, 03/15/2030	250,000	259,034
Gilead Sciences, Inc.
4.500%, 02/01/2045	250,000	217,506
5.100%, 06/15/2035 (B)	375,000	378,133
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/2028 (B)	225,000	223,367
6.375%, 05/15/2038	230,000	253,202
HCA, Inc.
3.500%, 09/01/2030	275,000	260,875
5.500%, 06/15/2047	420,000	391,330
5.600%, 04/01/2034	530,000	541,176
6.200%, 03/01/2055	317,000	322,750
Humana, Inc. 5.550%, 05/01/2035	421,000	421,579
Johnson & Johnson
2.100%, 09/01/2040	500,000	349,962
5.850%, 07/15/2038	315,000	340,815
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	530,000	501,230
McKesson Corp. 4.950%, 05/30/2032	220,000	221,897
Medtronic, Inc. 4.375%, 03/15/2035	530,000	509,271
Merck & Company, Inc.
2.150%, 12/10/2031	350,000	308,889
5.000%, 05/17/2053	250,000	227,776
Merck Sharp & Dohme Corp. 6.400%, 03/01/2028	540,000	556,599
Pfizer Investment Enterprises Pte, Ltd.
4.650%, 05/19/2030	400,000	401,235
4.750%, 05/19/2033	350,000	346,637
5.300%, 05/19/2053	1,000,000	942,076
Pfizer, Inc. 4.400%, 05/15/2044	304,000	265,186
Quest Diagnostics, Inc.
4.200%, 06/30/2029	320,000	316,532
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Quest Diagnostics, Inc. (continued)
4.700%, 03/30/2045	$320,000	$286,515
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,050,000	639,340
Royalty Pharma PLC 5.200%, 09/25/2035	200,000	198,157
Solventum Corp.
5.450%, 03/13/2031	300,000	307,101
5.600%, 03/23/2034	100,000	102,344
Stryker Corp. 4.625%, 03/15/2046	370,000	325,961
Takeda Pharmaceutical Company, Ltd. 5.300%, 07/05/2034 (B)	525,000	531,026
Takeda US Financing, Inc. 5.900%, 07/07/2055	300,000	302,888
The Cigna Group 4.375%, 10/15/2028	530,000	527,804
Thermo Fisher Scientific, Inc.
2.000%, 10/15/2031 (B)	400,000	351,598
5.404%, 08/10/2043	225,000	222,433
UnitedHealth Group, Inc.
2.300%, 05/15/2031	530,000	474,532
2.900%, 05/15/2050	400,000	255,347
4.375%, 03/15/2042	60,000	52,212
4.450%, 12/15/2048	300,000	250,353
5.350%, 02/15/2033 (B)	700,000	718,347
5.800%, 03/15/2036	350,000	368,163
5.950%, 06/15/2055	250,000	257,625
Zimmer Biomet Holdings, Inc. 5.050%, 02/19/2030	400,000	405,385
Zoetis, Inc. 2.000%, 05/15/2030	330,000	298,537
		28,884,411
Industrials – 2.2%
3M Company 5.150%, 03/15/2035	520,000	525,791
AerCap Ireland Capital DAC
3.300%, 01/30/2032	550,000	502,741
3.850%, 10/29/2041	250,000	201,311
4.625%, 09/10/2029	250,000	248,835
5.750%, 06/06/2028	1,000,000	1,019,363
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	185,460	179,907
Automatic Data Processing, Inc. 4.450%, 09/09/2034	545,000	531,082
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	370,000	328,650
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	474,027
Carrier Global Corp.
2.493%, 02/15/2027	215,000	212,586
3.577%, 04/05/2050	170,000	123,757
Caterpillar, Inc.
2.600%, 04/09/2030	560,000	524,938
3.250%, 04/09/2050	425,000	299,614
CNH Industrial Capital LLC 4.550%, 04/10/2028	525,000	523,584
CSX Corp.
3.800%, 04/15/2050	1,035,000	786,354
4.250%, 03/15/2029	430,000	426,830
Deere & Company
3.100%, 04/15/2030	540,000	513,182
5.700%, 01/19/2055	304,000	312,480

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Eaton Capital ULC 4.450%, 05/09/2030	$340,000	$338,137
Equifax, Inc. 3.100%, 05/15/2030	855,000	802,469
Fedex Freight Holding Company, Inc. 5.250%, 03/15/2036 (C)	558,000	543,500
General Dynamics Corp. 3.625%, 04/01/2030	525,000	507,781
General Electric Company
4.500%, 03/11/2044	200,000	178,346
6.750%, 03/15/2032	66,000	72,673
6.875%, 01/10/2039	198,000	228,893
Honeywell Aerospace, Inc. 4.600%, 03/16/2033 (C)	641,000	629,138
Honeywell International, Inc. 1.950%, 06/01/2030	525,000	475,082
Ingersoll Rand, Inc.
5.400%, 08/14/2028	200,000	202,999
5.700%, 08/14/2033	220,000	228,750
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	147,528
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	283,313
Lockheed Martin Corp. 3.800%, 03/01/2045	425,000	338,258
Norfolk Southern Corp. 4.837%, 10/01/2041	260,000	241,903
Northrop Grumman Corp.
3.250%, 01/15/2028	125,000	122,832
4.400%, 05/01/2030	200,000	198,826
Regal Rexnord Corp. 6.050%, 04/15/2028	310,000	316,528
Republic Services, Inc. 2.375%, 03/15/2033	415,000	359,570
RTX Corp.
4.625%, 11/16/2048	525,000	455,375
6.000%, 03/15/2031	500,000	527,621
6.125%, 07/15/2038	225,000	242,569
Southwest Airlines Company 5.125%, 06/15/2027	520,000	522,137
Stanley Black & Decker, Inc.
2.750%, 11/15/2050	330,000	195,179
4.250%, 11/15/2028	100,000	99,241
Sumisho Air Lease Corp.
3.125%, 12/01/2030	645,000	597,438
3.625%, 12/01/2027	400,000	394,413
The Boeing Company
2.950%, 02/01/2030	440,000	413,981
3.750%, 02/01/2050	400,000	291,836
5.040%, 05/01/2027	200,000	200,573
5.805%, 05/01/2050	645,000	637,238
8.750%, 09/15/2031	90,000	105,017
TR Finance LLC 4.500%, 05/23/2043	250,000	206,448
Trane Technologies Holdco, Inc. 4.300%, 02/21/2048	600,000	499,702
Uber Technologies, Inc. 4.300%, 01/15/2030 (B)	535,000	528,753
Union Pacific Corp.
3.799%, 10/01/2051	343,000	258,061
3.799%, 04/06/2071	800,000	549,975
4.500%, 01/20/2033 (B)	530,000	525,329
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	174,241	167,722
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Parcel Service, Inc.
3.400%, 03/15/2029	$435,000	$423,725
5.950%, 05/14/2055 (B)	200,000	204,329
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	592,385
Waste Management, Inc.
2.500%, 11/15/2050	320,000	191,563
4.950%, 07/03/2031	200,000	202,784
4.950%, 03/15/2035	275,000	274,370
		23,259,322
Information technology – 1.7%
Amphenol Corp. 4.625%, 02/15/2036	547,000	528,104
Analog Devices, Inc.
2.100%, 10/01/2031	220,000	193,670
5.300%, 04/01/2054	200,000	190,488
Apple, Inc.
1.650%, 05/11/2030	975,000	881,840
4.000%, 05/10/2028	250,000	248,997
4.100%, 08/08/2062	735,000	561,256
4.650%, 02/23/2046	325,000	290,695
4.850%, 05/10/2053	300,000	275,189
Applied Materials, Inc. 5.100%, 10/01/2035 (B)	495,000	499,699
Broadcom, Inc.
2.600%, 02/15/2033 (B)	800,000	695,414
3.137%, 11/15/2035 (C)	600,000	509,676
4.300%, 11/15/2032	700,000	678,015
4.800%, 10/15/2034	400,000	391,486
CDW LLC
5.100%, 03/01/2030	200,000	199,571
5.550%, 08/22/2034	100,000	98,738
Cisco Systems, Inc.
4.950%, 02/24/2032	250,000	253,099
5.900%, 02/15/2039	80,000	84,863
Corning, Inc. 4.750%, 03/15/2042	200,000	183,026
Dell International LLC
4.750%, 04/01/2028 (B)	245,000	245,692
5.400%, 04/15/2034	600,000	608,291
Eaton Corp. 3.103%, 09/15/2027	500,000	493,355
Hewlett Packard Enterprise Company 6.200%, 10/15/2035 (B)	425,000	456,404
HP, Inc. 6.000%, 09/15/2041 (B)	525,000	527,891
IBM Corp.
4.000%, 06/20/2042	210,000	171,657
5.600%, 11/30/2039	21,000	21,162
Intel Corp.
2.000%, 08/12/2031	545,000	474,829
5.200%, 02/10/2033	1,030,000	1,041,351
Microsoft Corp. 2.525%, 06/01/2050	1,538,000	914,591
Motorola Solutions, Inc.
4.600%, 05/23/2029	175,000	174,498
5.400%, 04/15/2034	175,000	177,162
NVIDIA Corp. 2.000%, 06/15/2031	425,000	379,150
NXP BV 3.400%, 05/01/2030	520,000	495,296
Oracle Corp.
2.875%, 03/25/2031	435,000	388,631
4.000%, 11/15/2047	400,000	266,529
4.125%, 05/15/2045	545,000	379,799

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
4.200%, 09/27/2029	$300,000	$291,797
4.700%, 09/27/2034	200,000	183,246
5.550%, 02/06/2053	315,000	253,736
5.700%, 02/04/2036	1,091,000	1,056,584
5.950%, 09/26/2055	543,000	461,451
Qualcomm, Inc. 1.650%, 05/20/2032 (B)	626,000	530,534
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	496,033
Salesforce, Inc. 2.700%, 07/15/2041	445,000	303,841
Texas Instruments, Inc.
3.875%, 03/15/2039 (B)	235,000	205,578
4.500%, 05/23/2030	200,000	199,949
VMware LLC 1.800%, 08/15/2028	435,000	411,535
		18,374,398
Materials – 0.6%
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	370,084
BHP Billiton Finance USA, Ltd. 5.750%, 09/05/2055	514,000	521,653
Eastman Chemical Company 4.650%, 10/15/2044	520,000	444,465
Ecolab, Inc. 2.700%, 12/15/2051	516,000	314,557
Freeport-McMoRan, Inc.
4.375%, 08/01/2028	225,000	223,364
5.400%, 11/14/2034	200,000	203,433
5.450%, 03/15/2043	325,000	314,241
International Paper Company 5.000%, 09/15/2035	525,000	515,157
Kinross Gold Corp. 6.875%, 09/01/2041	200,000	217,428
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	267,100
Newmont Corp. 5.350%, 03/15/2034	250,000	256,516
Nucor Corp. 2.700%, 06/01/2030	300,000	279,343
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	115,000	122,802
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	285,000	263,189
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	245,749
The Dow Chemical Company
4.375%, 11/15/2042	420,000	338,711
9.400%, 05/15/2039	130,000	168,814
The Sherwin-Williams Company 5.150%, 08/15/2035	311,000	311,845
Vulcan Materials Company 3.500%, 06/01/2030	330,000	315,706
WRKCo, Inc. 4.900%, 03/15/2029	265,000	266,058
		5,960,215
Real estate – 1.0%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	415,000	338,757
American Homes 4 Rent LP
3.625%, 04/15/2032	350,000	325,116
4.950%, 06/15/2030	190,000	190,514
American Tower Corp.
3.800%, 08/15/2029	525,000	511,883
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Tower Corp. (continued)
4.050%, 03/15/2032	$345,000	$330,421
AvalonBay Communities, Inc. 2.050%, 01/15/2032	420,000	367,144
Boston Properties LP 2.550%, 04/01/2032	520,000	452,875
Brixmor Operating Partnership LP
4.125%, 05/15/2029	500,000	492,598
5.200%, 04/01/2032	290,000	291,665
Crown Castle, Inc. 2.500%, 07/15/2031 (B)	645,000	573,088
Digital Realty Trust LP 4.450%, 07/15/2028	210,000	209,267
Equinix, Inc. 2.150%, 07/15/2030 (B)	400,000	360,622
Essex Portfolio LP 3.000%, 01/15/2030	215,000	202,931
Extra Space Storage LP 2.350%, 03/15/2032	525,000	457,353
GLP Capital LP 5.300%, 01/15/2029	630,000	632,953
Healthpeak OP LLC 3.500%, 07/15/2029	420,000	405,483
Kimco Realty OP LLC 2.250%, 12/01/2031	265,000	234,299
Mid-America Apartments LP 3.950%, 03/15/2029	420,000	413,035
Prologis LP
5.125%, 01/15/2034	290,000	292,015
5.250%, 06/15/2053 (B)	250,000	236,927
Public Storage Operating Company 4.375%, 07/01/2030	250,000	248,370
Realty Income Corp. 3.250%, 01/15/2031	200,000	188,078
Regency Centers LP 5.000%, 07/15/2032	320,000	321,904
Simon Property Group LP
3.375%, 06/15/2027	530,000	525,245
5.125%, 10/01/2035 (B)	250,000	250,502
Ventas Realty LP 2.500%, 09/01/2031	200,000	177,920
VICI Properties LP
5.125%, 05/15/2032	200,000	198,356
5.625%, 04/01/2035	170,000	170,072
Welltower OP LLC
2.750%, 01/15/2031	325,000	299,071
5.125%, 07/01/2035	250,000	250,950
		9,949,414
Utilities – 2.3%
AEP Transmission Company LLC 3.750%, 12/01/2047	420,000	317,441
Ameren Corp. 3.500%, 01/15/2031	860,000	815,046
American Electric Power Company, Inc. 5.625%, 03/01/2033	170,000	176,147
American Water Capital Corp. 4.300%, 09/01/2045	365,000	306,303
Arizona Public Service Company 3.350%, 05/15/2050	520,000	352,079
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	580,776
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	680,000	582,099
6.125%, 04/01/2036	456,000	486,516

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
CenterPoint Energy, Inc. 2.950%, 03/01/2030	$336,000	$315,719
Consolidated Edison Company of New York, Inc.
5.500%, 03/15/2034	270,000	279,337
5.875%, 06/15/2056	570,000	573,012
Constellation Energy Generation LLC
6.125%, 01/15/2034	185,000	196,456
6.250%, 10/01/2039	160,000	168,863
Consumers Energy Company 2.650%, 08/15/2052	684,000	408,844
Dominion Energy South Carolina, Inc. 4.600%, 06/15/2043	395,000	352,381
Dominion Energy, Inc. 3.375%, 04/01/2030	530,000	505,968
DTE Electric Company
3.750%, 08/15/2047	300,000	229,903
5.200%, 04/01/2033	250,000	255,360
Duke Energy Carolinas LLC 6.000%, 01/15/2038	300,000	317,836
Duke Energy Corp.
2.450%, 06/01/2030	725,000	666,892
4.800%, 12/15/2045	500,000	437,456
5.000%, 08/15/2052	630,000	548,245
5.750%, 09/15/2033	500,000	521,214
Duke Energy Progress NC Storm Funding II LLC 4.890%, 01/01/2046	500,000	488,411
Entergy Texas, Inc. 1.750%, 03/15/2031	730,000	639,014
Essential Utilities, Inc. 4.276%, 05/01/2049	415,000	331,050
Eversource Energy 4.250%, 04/01/2029	330,000	326,760
Exelon Corp.
4.950%, 06/15/2035 (B)	225,000	218,669
5.100%, 06/15/2045	350,000	319,441
5.125%, 03/15/2031	200,000	202,668
FirstEnergy Corp. 2.650%, 03/01/2030	375,000	346,991
Florida Power & Light Company 5.650%, 02/01/2037	315,000	329,108
Georgia Power Company
4.950%, 05/17/2033	330,000	332,001
5.950%, 02/01/2039	335,000	344,839
Indiana Michigan Power Company
3.850%, 05/15/2028	400,000	395,016
6.050%, 03/15/2037	207,000	218,732
NextEra Energy Capital Holdings, Inc.
2.440%, 01/15/2032	730,000	643,789
5.250%, 02/28/2053	725,000	658,424
5.550%, 03/15/2054	220,000	208,618
NiSource, Inc.
3.950%, 03/30/2048	300,000	229,108
5.400%, 06/30/2033	950,000	975,759
Oncor Electric Delivery Company LLC
4.550%, 09/15/2032	115,000	113,222
7.500%, 09/01/2038	188,000	223,019
Pacific Gas & Electric Company
2.500%, 02/01/2031	400,000	358,869
3.750%, 07/01/2028	30,000	29,470
4.550%, 07/01/2030	257,000	253,059
4.950%, 07/01/2050	757,000	632,021
5.800%, 05/15/2034	355,000	362,891
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PacifiCorp 6.000%, 01/15/2039	$335,000	$341,670
PPL Electric Utilities Corp. 5.000%, 05/15/2033	265,000	266,825
Public Service Company of Colorado 3.600%, 09/15/2042	520,000	406,505
Public Service Electric & Gas Company 3.100%, 03/15/2032	300,000	275,973
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	214,580
Sempra 3.400%, 02/01/2028	200,000	196,256
Southern California Edison Company
2.250%, 06/01/2030	755,000	685,053
5.350%, 07/15/2035	130,000	128,123
Southern California Gas Company 6.350%, 11/15/2052	430,000	456,339
The Connecticut Light & Power Company 4.300%, 04/15/2044	255,000	215,672
The Southern Company
3.700%, 04/30/2030 (B)	310,000	299,544
4.400%, 07/01/2046	420,000	351,029
5.700%, 03/15/2034	300,000	310,782
Virginia Electric & Power Company
4.625%, 05/15/2052	270,000	227,872
8.875%, 11/15/2038	190,000	248,276
Wisconsin Electric Power Company 4.750%, 09/30/2032	220,000	220,545
Xcel Energy, Inc. 4.600%, 06/01/2032	630,000	618,689
		24,038,575
TOTAL CORPORATE BONDS (Cost $268,866,474)		$257,702,056
MUNICIPAL BONDS – 0.3%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	56,021
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	157,792
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	47,007
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	102,703
New York City Transitional Finance Authority 5.588%, 05/01/2038	500,000	516,511
New York State Dormitory Authority 5.628%, 03/15/2039	310,000	314,877
New York State Urban Development Corp. 5.770%, 03/15/2039	200,000	203,934
Oklahoma Development Finance Authority 4.380%, 11/01/2045	500,000	471,343
State of California, GO 7.300%, 10/01/2039	400,000	456,445
State of California, GO 7.500%, 04/01/2034	80,000	90,969
State of Illinois, GO 5.100%, 06/01/2033	91,699	92,638
State of Illinois, GO 7.350%, 07/01/2035	200,000	213,770

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State of Texas, GO 5.517%, 04/01/2039	$243,700	$246,935
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	316,262
TOTAL MUNICIPAL BONDS (Cost $3,240,194)		$3,287,207
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.1%
Commercial and residential – 1.1%
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	1,676,211	1,657,341
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (D)	2,000,000	1,805,833
BBCMS Mortgage Trust Series 2024-5C29, Class AS 5.627%, 09/15/2057	1,500,000	1,514,667
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	2,000,000	1,840,310
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,073,396
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	89,079	88,965
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	1,930,755	1,920,048
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,809,707
		11,710,267
U.S. Government Agency – 0.0%
Federal Home Loan Mortgage Corp. Series K755, Class A2 5.203%, 02/25/2031	600,000	616,627
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,616,410)		$12,326,894
ASSET-BACKED SECURITIES – 0.4%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	858,301	861,262
Carvana Auto Receivables Trust Series 2024-P2, Class A4 5.210%, 06/10/2030	1,000,000	1,009,565
CNH Equipment Trust Series 2023-B, Class A4 5.460%, 03/17/2031	600,000	609,466
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (C)	520,016	492,696
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,253,509
TOTAL ASSET-BACKED SECURITIES (Cost $4,284,712)		$4,226,498
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 2.1%
John Hancock Collateral Trust, 3.6026% (E)(F)	2,180,850	$21,807,187
TOTAL SHORT-TERM INVESTMENTS (Cost $21,807,794)		$21,807,187
Total Investments (Total Bond Market Trust) (Cost $1,123,079,079) – 100.3%		$1,065,376,326
Other assets and liabilities, net – (0.3%)		(3,195,730)
TOTAL NET ASSETS – 100.0%		$1,062,180,596
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 6-30-26.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $12,206,015.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
5.515%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	$7,308	$7,464
5.790%, (1 Year CMT + 2.165%), 11/01/2036 (A)	19,950	20,408
5.815%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	17,170	17,624
5.846%, (1 Year CMT + 2.107%), 12/01/2035 (A)	40,187	41,291
5.856%, (1 Year CMT + 2.231%), 05/01/2034 (A)	40,744	41,812
5.874%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.537%), 02/01/2036 (A)	20,985	21,455
5.915%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.593%), 05/01/2037 (A)	30,198	30,892
6.072%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	11,427	11,691
6.354%, (1 Year CMT + 2.295%), 08/01/2035 (A)	36,951	38,147

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
5.503%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.484%), 10/01/2035 (A)	$41,028	$41,981
5.600%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.527%), 02/01/2035 (A)	21,417	21,912
5.768%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	10,570	10,758
5.830%, (1 Year CMT + 2.159%), 01/01/2036 (A)	46,925	48,259
5.832%, (1 Year CMT + 2.205%), 05/01/2036 (A)	82,235	84,742
5.836%, (1 Year CMT + 2.191%), 02/01/2035 (A)	55,463	57,165
5.921%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.431%), 04/01/2035 (A)	117,314	119,883
5.929%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 07/01/2035 (A)	62,558	63,930
5.950%, (1 Year CMT + 2.333%), 05/01/2034 (A)	32,035	33,035
5.974%, (1 Year CMT + 2.159%), 01/01/2036 (A)	13,546	13,950
6.015%, (1 Year CMT + 2.281%), 07/01/2035 (A)	39,120	40,230
		766,629
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $787,177)		$766,629
CORPORATE BONDS – 55.3%
Communication services – 2.7%
AT&T, Inc. 4.100%, 02/15/2028	1,500,000	1,488,606
Meta Platforms, Inc. 4.600%, 05/15/2028	1,500,000	1,507,526
Netflix, Inc.
4.375%, 11/15/2026	930,000	930,699
5.875%, 11/15/2028	1,500,000	1,547,459
		5,474,290
Consumer discretionary – 3.7%
American Honda Finance Corp.
2.300%, 09/09/2026	700,000	697,418
4.450%, 10/22/2027	500,000	499,284
General Motors Financial Company, Inc. 5.050%, 04/04/2028	2,000,000	2,011,998
Hyundai Capital America 5.250%, 01/08/2027 (B)	2,000,000	2,008,211
Mercedes-Benz Finance North America LLC 5.200%, 08/03/2026 (B)	1,400,000	1,401,331
Royal Caribbean Cruises, Ltd. 7.500%, 10/15/2027	1,000,000	1,036,200
		7,654,442
Consumer staples – 1.4%
Kraft Heinz Foods Company 3.875%, 05/15/2027 (C)	991,000	987,015
Mars, Inc. 4.600%, 03/01/2028 (B)	2,000,000	2,003,546
		2,990,561
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 4.6%
Baker Hughes Holdings LLC 3.337%, 12/15/2027	$2,000,000	$1,969,489
Enbridge, Inc. 4.600%, 06/20/2028	1,150,000	1,149,349
Energy Transfer LP 5.500%, 06/01/2027	1,099,000	1,106,213
Enterprise Products Operating LLC 4.300%, 06/20/2028	2,000,000	1,992,795
MPLX LP 4.000%, 03/15/2028	1,550,000	1,535,115
Phillips 66 Company 3.550%, 10/01/2026	1,131,000	1,129,017
Spectra Energy Partners LP 3.375%, 10/15/2026	680,000	678,037
		9,560,015
Financials – 23.1%
American Express Company 5.043%, (5.043% to 7-26-27, then Overnight SOFR + 0.930%), 07/26/2028	2,000,000	2,011,370
Ares Capital Corp. 2.875%, 06/15/2028 (C)	1,250,000	1,196,002
Athene Global Funding 4.830%, 05/09/2028 (B)	2,000,000	1,995,290
Augusta SpinCo Corp. 4.321%, 09/23/2027	2,000,000	1,995,036
Bank of Montreal 4.062%, (4.062% to 9-22-27, then SOFR Compounded Index + 0.750%), 09/22/2028	2,000,000	1,988,929
Blackstone Private Credit Fund 2.625%, 12/15/2026	1,092,000	1,080,137
Blackstone Secured Lending Fund 2.125%, 02/15/2027	1,108,000	1,086,871
BNP Paribas SA 4.400%, 08/14/2028 (B)	2,000,000	1,986,739
Credit Agricole SA 4.631%, (4.631% to 9-11-27, then Overnight SOFR + 1.210%), 09/11/2028 (B)	2,500,000	2,499,220
Fifth Third Bank NA
4.967%, (4.967% to 1-28-27, then Overnight SOFR + 0.810%), 01/28/2028	2,000,000	2,005,010
7.875%, 09/15/2026	1,500,000	1,510,293
ING Groep NV 3.950%, 03/29/2027	1,804,000	1,800,376
JPMorgan Chase & Co. 4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	2,845,000	2,853,263
KeyCorp 2.250%, 04/06/2027	1,500,000	1,475,416
Morgan Stanley
2.475%, (2.475% to 1-21-27, then Overnight SOFR + 1.000%), 01/21/2028	500,000	494,581
3.950%, 04/23/2027	922,000	918,998
5.652%, (5.652% to 4-13-27, then Overnight SOFR + 1.010%), 04/13/2028 (C)	600,000	605,130
National Securities Clearing Corp. 4.350%, 06/09/2028 (B)	1,000,000	999,036
PNC Bank NA 3.100%, 10/25/2027	2,000,000	1,967,380

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sammons Financial Group Global Funding 5.050%, 01/10/2028 (B)	$1,500,000	$1,503,277
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,991,527
Sixth Street Specialty Lending, Inc. 2.500%, 08/01/2026 (C)	583,000	581,499
Societe Generale SA 5.250%, 02/19/2027 (B)	1,000,000	1,004,882
The Goldman Sachs Group, Inc. 4.937%, (4.937% to 4-23-27, then Overnight SOFR + 1.319%), 04/23/2028	2,000,000	2,005,698
The Toronto-Dominion Bank 5.523%, 07/17/2028	1,500,000	1,528,734
Truist Bank 4.420%, (4.420% to 7-24-27, then Overnight SOFR + 0.770%), 07/24/2028	2,000,000	1,997,676
U.S. Bancorp 4.548%, (4.548% to 7-22-27, then Overnight SOFR + 1.660%), 07/22/2028	2,000,000	2,000,295
UBS Group AG 4.282%, 01/09/2028 (B)	1,497,000	1,490,266
Wells Fargo & Company
3.000%, 10/23/2026	931,000	927,228
4.808%, (4.808% to 7-25-27, then Overnight SOFR + 1.980%), 07/25/2028	1,000,000	1,002,731
		47,502,890
Health care – 5.8%
AbbVie, Inc. 4.650%, 03/15/2028	2,000,000	2,008,603
Amgen, Inc. 2.600%, 08/19/2026	1,045,000	1,042,806
CVS Health Corp. 4.300%, 03/25/2028	2,000,000	1,989,346
Pfizer Investment Enterprises Pte, Ltd. 4.450%, 05/19/2028	2,500,000	2,501,812
Royalty Pharma PLC 1.750%, 09/02/2027	1,180,000	1,142,938
Solventum Corp. 5.450%, 02/25/2027	1,141,000	1,148,302
UnitedHealth Group, Inc. 4.400%, 06/15/2028	2,000,000	1,998,926
		11,832,733
Industrials – 3.2%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	655,000	659,844
6.450%, 04/15/2027	1,941,000	1,965,759
CSX Corp. 2.600%, 11/01/2026	2,000,000	1,989,526
The Boeing Company
3.250%, 02/01/2028	800,000	783,070
5.040%, 05/01/2027	1,152,000	1,155,300
		6,553,499
Information technology – 3.0%
Broadcom, Inc.
3.459%, 09/15/2026	896,000	894,753
4.800%, 04/15/2028 (C)	1,000,000	1,005,594
Dell International LLC
5.250%, 02/01/2028	500,000	505,375
6.100%, 07/15/2027	772,000	784,367
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NVIDIA Corp. 4.250%, 06/15/2028	$500,000	$498,975
Oracle Corp. 4.800%, 08/03/2028	1,000,000	997,930
Salesforce, Inc. 4.500%, 03/15/2028	1,500,000	1,498,107
		6,185,101
Materials – 0.7%
Glencore Funding LLC 4.000%, 03/27/2027 (B)	1,500,000	1,494,863
Real estate – 2.2%
American Tower Corp.
3.375%, 10/15/2026 (C)	901,000	898,507
5.800%, 11/15/2028	500,000	512,310
Realty Income Corp. 3.650%, 01/15/2028	1,600,000	1,580,451
VICI Properties LP
4.500%, 09/01/2026 (B)	1,138,000	1,137,317
4.750%, 02/15/2028	350,000	349,888
		4,478,473
Utilities – 4.9%
American Electric Power Company, Inc. 5.750%, 11/01/2027	2,000,000	2,030,612
Duke Energy Corp. 4.850%, 01/05/2027	895,000	897,586
Enel Finance International NV 3.625%, 05/25/2027 (B)	1,000,000	991,509
NextEra Energy Capital Holdings, Inc. 4.685%, 09/01/2027	2,000,000	2,004,577
Pacific Gas & Electric Company 2.100%, 08/01/2027	1,000,000	973,599
Sempra 3.400%, 02/01/2028	1,500,000	1,471,923
The Southern Company
3.250%, 07/01/2026	684,000	684,000
4.850%, 06/15/2028	950,000	955,579
		10,009,385
TOTAL CORPORATE BONDS (Cost $113,909,692)		$113,736,252
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Commercial and residential – 0.0%
Towd Point Mortgage Trust Series 2016-4, Class M1 3.250%, 07/25/2056 (B)(D)	29,091	28,995
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (30 day Average SOFR + 0.464%) 4.092%, 04/25/2042 (A)	277,679	275,735
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $306,965)		$304,730
ASSET-BACKED SECURITIES – 22.7%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2 5.681%, 05/17/2032 (B)	687,451	694,565
Series 2024-B, Class A2 4.970%, 09/15/2032 (B)	110,519	110,949
Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2 5.380%, 01/21/2031 (B)	454,470	456,719

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust
Series 2024-A, Class A2 5.300%, 11/15/2032 (B)	$204,938	$205,469
Series 2024-A, Class A3 5.000%, 11/15/2032 (B)	333,000	334,989
Series 2024-B, Class A3 5.260%, 04/15/2033 (B)	605,000	610,630
Series 2025-B, Class A2 4.590%, 03/15/2034 (B)	565,677	566,623
AutoNation Finance Trust Series 2025-1A, Class A3 4.620%, 11/13/2029 (B)	504,000	505,091
Barings Equipment Finance LLC Series 2026-A, Class A2 3.890%, 04/13/2029 (B)	700,000	696,748
BMW Vehicle Lease Trust Series 2025-1, Class A2A 4.430%, 09/27/2027	305,515	305,737
BMW Vehicle Owner Trust Series 2023-A, Class A4 5.250%, 11/26/2029	600,000	604,234
Capital One Prime Auto Receivables Trust Series 2024-1, Class A3 4.620%, 07/16/2029	471,226	472,473
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.750%, 10/15/2027	23,704	23,712
Series 2023-2, Class A4 5.010%, 11/15/2028	1,070,000	1,074,266
Series 2024-4, Class A3 4.600%, 10/15/2029	430,256	431,237
Series 2025-1, Class A3 4.840%, 01/15/2030	798,000	801,883
Series 2025-2, Class A3 4.480%, 03/15/2030	598,000	598,664
Series 2025-4, Class A2A 3.950%, 03/15/2029	331,293	330,728
Series 2026-1, Class A3 4.040%, 03/17/2031	600,000	595,614
Carvana Auto Receivables Trust
Series 2021-P4, Class A4 1.640%, 12/10/2027	75,219	75,038
Series 2023-P2, Class A4 5.380%, 03/12/2029 (B)	650,000	654,096
Series 2026-P1, Class A2 4.100%, 06/11/2029	511,000	510,000
Chase Auto Owner Trust
Series 2022-AA, Class A4 3.990%, 03/27/2028 (B)	318,526	318,381
Series 2024-1A, Class A3 5.130%, 05/25/2029 (B)	73,886	74,224
Series 2024-2A, Class A4 5.480%, 11/26/2029 (B)	810,000	822,473
Chesapeake Funding II LLC Series 2023-2A, Class A1 6.160%, 10/15/2035 (B)	192,870	193,307
Citizens Auto Receivables Trust
Series 2023-2, Class A4 5.740%, 10/15/2030 (B)	1,165,000	1,173,366
Series 2024-1, Class A3 5.110%, 04/17/2028 (B)	651,055	652,604
Series 2024-1, Class A4 5.030%, 10/15/2030 (B)	608,000	611,016
CNH Equipment Trust Series 2022-B, Class A3 3.890%, 11/15/2027	13,527	13,526
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Corporate One Auto Receivables Trust Series 2026-1A, Class A3 4.150%, 03/15/2030 (B)	$600,000	$596,924
Dell Equipment Finance Trust Series 2025-1, Class A3 4.610%, 02/24/2031 (B)	610,000	611,766
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (B)	317,145	319,019
DLLAD LLC
Series 2023-1A, Class A3 4.790%, 01/20/2028 (B)	202,147	202,450
Series 2024-1A, Class A3 5.300%, 07/20/2029 (B)	800,000	807,288
DLLST LLC Series 2024-1A, Class A3 5.050%, 08/20/2027 (B)	55,024	55,125
Enterprise Fleet Financing LLC
Series 2022-3, Class A3 4.290%, 07/20/2029 (B)	60,665	60,672
Series 2023-3, Class A2 6.400%, 03/20/2030 (B)	168,550	169,653
Series 2024-1, Class A2 5.230%, 03/20/2030 (B)	337,232	338,489
Series 2024-2, Class A3 5.610%, 04/20/2028 (B)	326,240	328,579
Series 2024-4, Class A2 4.690%, 07/20/2027 (B)	49,073	49,140
Series 2024-4, Class A3 4.560%, 11/20/2028 (B)	600,000	601,125
Series 2025-4, Class A2 4.050%, 08/20/2028 (B)	509,000	507,706
Series 2026-2, Class A2 4.330%, 02/20/2029 (B)	750,000	749,038
FCCU Auto Receivables Trust Series 2025-1A, Class A2 4.870%, 01/16/2029 (B)	89,719	89,833
Ford Credit Auto Lease Trust Series 2024-B, Class A3 4.990%, 12/15/2027	549,314	550,350
Ford Credit Auto Owner Trust Series 2022-1, Class A 3.880%, 11/15/2034 (B)	438,000	436,361
Ford Credit Floorplan Master Owner Trust Series 2024-1, Class A1 5.290%, 04/15/2029 (B)	600,000	604,799
GM Financial Automobile Leasing Trust
Series 2025-2, Class A2A 4.550%, 07/20/2027	415,224	415,595
Series 2025-2, Class A3 4.580%, 05/22/2028	600,000	601,363
Series 2025-3, Class A3 4.170%, 08/21/2028	583,000	582,331
Series 2026-2, Class A2A 4.120%, 07/20/2028	775,000	773,609
GM Financial Consumer Automobile Receivables Trust Series 2023-4, Class A4 5.710%, 02/16/2029	160,000	162,062
GMF Floorplan Owner Revolving Trust
Series 2024-1A, Class A1 5.130%, 03/15/2029 (B)	600,000	603,339
Series 2024-1A, Class A2 (30 day Average SOFR + 0.750%) 4.343%, 03/15/2029 (A)(B)	508,000	509,001

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust (continued)
Series 2025-2A, Class A 4.640%, 03/15/2030 (B)	$885,000	$887,759
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 5.350%, 07/16/2029 (B)	187,791	188,238
Series 2024-1, Class A3 4.980%, 01/18/2028 (B)	494,456	496,060
Harley-Davidson Motorcycle Trust
Series 2023-A, Class A4 4.970%, 06/17/2030	700,000	702,296
Series 2023-B, Class A3 5.690%, 08/15/2028	459,148	461,335
Series 2024-B, Class A3 4.310%, 07/16/2029	106,614	106,599
Series 2025-A, Class A2A 4.710%, 07/17/2028	241,419	241,657
Honda Auto Receivables Owner Trust
Series 2025-1, Class A3 4.570%, 09/21/2029	700,000	701,938
Series 2025-4, Class A2A 4.040%, 06/15/2028	537,045	536,593
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3 4.830%, 01/18/2028 (B)	600,000	601,728
Series 2025-B, Class A3 4.530%, 04/17/2028 (B)	650,000	651,215
Hyundai Auto Receivables Trust
Series 2023-C, Class A3 5.540%, 10/16/2028	66,371	66,743
Series 2025-A, Class A3 4.320%, 10/15/2029	625,000	625,287
Series 2025-B, Class A2A 4.450%, 08/15/2028	548,185	548,707
Series 2025-D, Class A2A 4.030%, 11/15/2028	580,930	580,265
Kubota Credit Owner Trust Series 2024-1A, Class A3 5.190%, 07/17/2028 (B)	523,344	525,869
LAD Auto Receivables Trust Series 2023-4A, Class A4 6.240%, 06/15/2028 (B)	89,533	89,613
Mercedes-Benz Auto Lease Trust Series 2025-B, Class A3 3.880%, 04/16/2029	500,000	496,888
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A4 4.310%, 04/16/2029	420,000	420,166
MMAF Equipment Finance LLC Series 2024-A, Class A2 5.200%, 09/13/2027 (B)	59,659	59,693
NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.120%, 03/15/2029 (B)	430,000	432,055
Nissan Auto Lease Trust
Series 2024-B, Class A3 4.920%, 11/15/2027	121,000	121,311
Series 2025-A, Class A3 4.750%, 03/15/2028	650,000	652,351
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3 4.910%, 11/15/2027	38,409	38,459
Nissan Master Owner Receivables Trust Series 2024-B, Class A 5.050%, 02/15/2029 (B)	432,000	433,801
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A4 4.260%, 09/20/2030 (B)	$508,000	$508,055
Series 2025-1A, Class A3 4.610%, 10/20/2028 (B)	608,000	609,732
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2 6.024%, 12/15/2032 (B)	322,166	324,343
Series 2023-B, Class B 5.640%, 12/15/2033 (B)	88,225	88,903
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.560%, 11/22/2027 (B)	111,724	111,863
Series 2024-B, Class A4 5.550%, 12/20/2028 (B)	1,350,000	1,355,639
Series 2025-A, Class A3 4.830%, 04/20/2028 (B)	83,463	83,634
SFS Auto Receivables Securitization Trust Series 2024-1A, Class A4 4.940%, 01/21/2031 (B)	600,000	603,733
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.470%, 07/20/2028 (B)	650,000	650,443
Series 2025-AA, Class A4 4.500%, 03/20/2029 (B)	680,000	679,858
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A4 3.110%, 08/16/2027	154,787	154,744
Series 2022-D, Class A4 5.430%, 04/17/2028	575,000	578,462
USB Auto Owner Trust Series 2025-1A, Class A2 4.510%, 06/15/2028 (B)	244,707	244,808
Verdant Receivables, LLC Series 2025-1A, Class A2 4.850%, 03/13/2028 (B)	450,457	451,350
Volkswagen Auto Lease Trust Series 2025-B, Class A3 4.010%, 01/22/2029	613,000	610,929
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 5.490%, 02/18/2039 (B)	501,488	504,991
Series 2024-2A, Class A1 4.870%, 06/21/2039 (B)	350,085	351,570
Series 2024-3A, Class A1 4.800%, 09/19/2039 (B)	742,127	745,349
Series 2025-1A, Class A1 4.570%, 01/18/2040 (B)	427,735	428,371
Series 2025-1A, Class A2 (1 month CME Term SOFR + 0.670%) 4.307%, 01/18/2040 (A)(B)	494,492	495,154
World Omni Auto Receivables Trust Series 2026-A, Class A2A 3.710%, 04/16/2029	600,000	597,333
World Omni Automobile Lease Securitization Trust Series 2024-A, Class A4 5.250%, 09/17/2029	600,000	601,882
TOTAL ASSET-BACKED SECURITIES (Cost $46,894,402)		$46,691,751

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 21.6%
U.S. Government – 19.8%
U.S. Treasury Bill
3.341%, 09/03/2026 *	$12,300,000	$12,220,076
3.355%, 02/18/2027 *	4,250,000	4,147,474
3.515%, 07/16/2026 *	19,739,000	19,709,402
3.628%, 11/19/2026 *	4,720,000	4,650,351
		40,727,303
Short-term funds – 1.8%
John Hancock Collateral Trust, 3.6026% (E)(F)	359,605	3,595,831
TOTAL SHORT-TERM INVESTMENTS (Cost $44,343,936)		$44,323,134
Total Investments (Ultra Short Term Bond Trust) (Cost $206,242,172) – 100.2%		$205,822,496
Other assets and liabilities, net – (0.2%)		(390,061)
TOTAL NET ASSETS – 100.0%		$205,432,435
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,469,866 or 24.1% of the fund's net assets as of 6-30-26.
(C)	All or a portion of this security is on loan as of 6-30-26.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-26.
(F)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,205,124.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 6-30-26:
Opportunistic Fixed Income Trust (as a percentage of total investments)
United States	58.6%
Brazil	6.6%
Colombia	4.0%
South Korea	4.0%
Japan	2.8%
Czech Republic	2.6%
Mexico	2.5%
Indonesia	2.0%
United Kingdom	1.5%
New Zealand	1.5%
Other countries	13.9%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	65.4%
Canada	7.5%
Australia	5.0%
United Kingdom	3.6%
New Zealand	2.2%
Philippines	1.6%
Norway	1.6%
Spain	1.2%
Brazil	1.2%
Mexico	1.1%
Other countries	9.6%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$548,352,068	$679,143,216	$173,034,708	$243,857,557
Affiliated investments, at value	3,360,456	3,896,687	20,969,817	380,254
Repurchase agreements, at value	—	—	—	3,200,000
Total investments, at value	551,712,524	683,039,903	194,004,525	247,437,811
Receivable for centrally cleared swaps	—	—	—	49,247
Unrealized appreciation on forward foreign currency contracts	—	—	—	9,962
Receivable for futures variation margin	—	—	—	8,038
Cash	—	481,771	130,000	19,976
Foreign currency, at value	—	1,217	7,427	912,264
Collateral held at broker for futures contracts	290,000	—	—	—
Dividends and interest receivable	5,108,526	4,552,335	3,179,479	1,378,124
Receivable for fund shares sold	5,588,786	11,175	2,411,210	5,588,519
Receivable for investments sold	1,795,654	32,608,212	157,095	52,560
Receivable for delayed-delivery securities sold	—	11,388,329	233,037	12,095,156
Receivable for securities lending income	233	1,074	18,189	408
Other assets	18,682	26,531	5,821	7,247
Total assets	564,514,405	732,110,547	200,146,783	267,559,312
Liabilities
Payable for sale commitments outstanding, at value	—	—	—	15,582,137
Unrealized depreciation on forward foreign currency contracts	—	—	—	2,917
Payable for futures variation margin	7,674	—	—	—
Due to custodian	2,662	—	—	—
Payable for collateral on OTC derivatives	—	—	—	60,000
Payable for investments purchased	4,059,678	40,109,599	989,000	2,220,026
Payable for delayed-delivery securities purchased	—	27,321,883	—	38,620,366
Payable for fund shares repurchased	31,263	88,538	11,262	58,231
Payable upon return of securities loaned	595,251	3,896,893	18,666,123	380,372
Payable to affiliates
Accounting and legal services fees	30,109	37,889	9,662	11,251
Trustees' fees	1,729	2,583	731	825
Other liabilities and accrued expenses	70,789	90,675	91,001	86,629
Total liabilities	4,799,155	71,548,060	19,767,779	57,022,754
Net assets	$559,715,250	$660,562,487	$180,379,004	$210,536,558
Net assets consist of
Paid-in capital	$625,107,865	$785,715,288	$258,528,057	$238,931,667
Total distributable earnings (loss)	(65,392,615)	(125,152,801)	(78,149,053)	(28,395,109)
Net assets	$559,715,250	$660,562,487	$180,379,004	$210,536,558
Unaffiliated investments, including repurchase agreements, at cost	$564,683,496	$686,603,121	$181,268,576	$258,918,600
Affiliated investments, at cost	$3,360,630	$3,896,752	$20,971,841	$380,273
Foreign currency, at cost	—	$1,237	$7,547	$912,231
Proceeds received on sale commitments outstanding	—	—	—	$15,592,887
Securities loaned, at value	$583,472	$3,804,369	$18,248,122	$369,575
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$24,734,363	$58,332,397	$45,515,847	$89,886,863
Shares outstanding	2,939,496	5,109,326	9,322,257	9,154,708
Net asset value, offering price and redemption price per share	$8.41	$11.42	$4.88	$9.82
Series II
Net assets	$96,019,272	$89,510,460	$29,228,305	$46,251,751
Shares outstanding	11,396,528	7,861,854	5,795,215	4,713,232
Net asset value, offering price and redemption price per share	$8.43	$11.39	$5.04	$9.81
Series NAV
Net assets	$438,961,615	$512,719,630	$105,634,852	$74,397,944
Shares outstanding	52,102,285	45,160,603	22,141,756	7,610,974
Net asset value, offering price and redemption price per share	$8.42	$11.35	$4.77	$9.78
The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$1,212,435,870	$172,637,791	$471,679,437	$245,482,930
Affiliated investments, at value	—	1,562,679	7,378,510	2,987,230
Repurchase agreements, at value	862,832,419	—	—	—
Total investments, at value	2,075,268,289	174,200,470	479,057,947	248,470,160
Swap contracts, at value	—	571,226	—	—
Receivable for centrally cleared swaps	—	2,546,428	—	—
Unrealized appreciation on forward foreign currency contracts	—	709,673	—	—
Foreign currency, at value	—	859,940	—	—
Collateral held at broker for futures contracts	—	1,262,952	900,000	338,000
Collateral segregated at custodian for OTC derivative contracts	—	100,000	—	—
Dividends and interest receivable	7,465,306	1,786,329	3,976,764	1,552,934
Receivable for fund shares sold	234,398	806,903	27,088,126	—
Receivable for investments sold	—	6,309,155	891,994	—
Receivable for delayed-delivery securities sold	—	7,594,402	—	—
Receivable for securities lending income	—	1,789	494	—
Receivable from affiliates	5,335	—	116	—
Other assets	74,888	5,011	198,988	6,272
Total assets	2,083,048,216	196,754,278	512,114,429	250,367,366
Liabilities
Payable for sale commitments outstanding, at value	—	13,573,525	—	—
Unrealized depreciation on forward foreign currency contracts	—	433,913	—	—
Swap contracts, at value	—	1,030,629	—	—
Payable for futures variation margin	—	153,388	12,723	151,914
Due to custodian	—	3,551,600	151	—
Payable for collateral on OTC derivatives	—	780,000	—	—
Payable for investments purchased	6,500,000	4,392,190	2,601,786	—
Payable for delayed-delivery securities purchased	—	27,195,740	—	2,375,000
Payable for fund shares repurchased	2,060,920	24,465	15	23,777
Payable upon return of securities loaned	—	1,563,592	5,394,700	—
Payable to affiliates
Investment management fees	—	9,531	—	—
Accounting and legal services fees	113,484	7,727	98,173	13,418
Trustees' fees	6,851	628	24,908	756
Other liabilities and accrued expenses	181,609	114,464	266,291	60,892
Total liabilities	8,862,864	52,831,392	8,398,747	2,625,757
Net assets	$2,074,185,352	$143,922,886	$503,715,682	$247,741,609
Net assets consist of
Paid-in capital	$2,074,177,617	$165,736,024	$1,375,772,300	$274,795,411
Total distributable earnings (loss)	7,735	(21,813,138)	(872,056,618)	(27,053,802)
Net assets	$2,074,185,352	$143,922,886	$503,715,682	$247,741,609
Unaffiliated investments, including repurchase agreements, at cost	$2,075,268,289	$174,937,662	$480,568,933	$248,731,381
Affiliated investments, at cost	—	$1,562,699	$7,378,671	$2,987,286
Foreign currency, at cost	—	$870,892	—	—
Proceeds received on sale commitments outstanding	—	$13,581,152	—	—
Net unamortized upfront payment on OTC swaps	—	$(163,576)	—	—
Collateral held at broker for centrally cleared swaps	—	$2,450,000	—	—
Securities loaned, at value	—	$1,507,903	$5,259,676	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,507,119,466	$18,816,251	$125,077,415	$20,880,838
Shares outstanding	1,507,165,985	1,685,365	10,455,670	1,774,173
Net asset value, offering price and redemption price per share	$1.00	$11.16	$11.96	$11.77
Series II
Net assets	$37,220,713	$35,311,543	$324,010,781	$14,304,489
Shares outstanding	37,201,746	3,231,097	27,077,710	1,216,723
Net asset value, offering price and redemption price per share	$1.00	$10.93	$11.97	$11.76
Series NAV
Net assets	$529,845,173	$89,795,092	$54,627,486	$212,556,282
Shares outstanding	529,849,105	8,081,256	4,570,375	18,059,633
Net asset value, offering price and redemption price per share	$1.00	$11.11	$11.95	$11.77
The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$287,269,210	$1,043,569,139	$202,226,665
Affiliated investments, at value	15,442,293	21,807,187	3,595,831
Total investments, at value	302,711,503	1,065,376,326	205,822,496
Unrealized appreciation on forward foreign currency contracts	791,520	—	—
Receivable for futures variation margin	18,622	—	—
Cash	2,228	—	—
Foreign currency, at value	662,897	—	—
Collateral held at broker for futures contracts	482,000	—	—
Collateral segregated at custodian for OTC derivative contracts	10,000	—	—
Dividends and interest receivable	3,341,725	8,990,393	1,483,719
Receivable for fund shares sold	653,115	3,422,104	981,480
Receivable for investments sold	1,090,694	—	—
Receivable for securities lending income	1,077	1,161	1,855
Receivable from affiliates	—	7,357	—
Other assets	11,180	27,326	8,555
Total assets	309,776,561	1,077,824,667	208,298,105
Liabilities
Unrealized depreciation on forward foreign currency contracts	756,801	—	—
Payable for investments purchased	7,755,439	—	—
Payable for fund shares repurchased	548,226	3,280,753	596,776
Payable upon return of securities loaned	236,407	12,205,653	2,205,481
Payable to affiliates
Accounting and legal services fees	15,575	57,799	11,046
Trustees' fees	1,577	2,720	926
Other liabilities and accrued expenses	106,680	97,146	51,441
Total liabilities	9,420,705	15,644,071	2,865,670
Net assets	$300,355,856	$1,062,180,596	$205,432,435
Net assets consist of
Paid-in capital	$320,569,627	$1,133,934,965	$221,669,852
Total distributable earnings (loss)	(20,213,771)	(71,754,369)	(16,237,417)
Net assets	$300,355,856	$1,062,180,596	$205,432,435
Unaffiliated investments, including repurchase agreements, at cost	$287,896,299	$1,101,271,285	$202,646,314
Affiliated investments, at cost	$15,444,205	$21,807,794	$3,595,858
Foreign currency, at cost	$668,346	—	—
Securities loaned, at value	$229,463	$11,935,273	$2,159,752
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$50,631,088	$367,340,768	$9,588,728
Shares outstanding	3,987,493	40,215,314	829,633
Net asset value, offering price and redemption price per share	$12.70	$9.13	$11.56
Series II
Net assets	$80,693,010	$41,050,968	$151,128,760
Shares outstanding	6,343,165	4,492,786	13,096,609
Net asset value, offering price and redemption price per share	$12.72	$9.14	$11.54
Series NAV
Net assets	$169,031,758	$653,788,860	$44,714,947
Shares outstanding	13,360,579	71,572,228	3,865,701
Net asset value, offering price and redemption price per share	$12.65	$9.13	$11.57
The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$13,767,289	$16,190,604	$6,455,113	$4,708,187
Dividends from affiliated investments	64,138	—	34,882	—
Dividends from unaffiliated investments	12,512	409,423	22,547	—
Securities lending, net	3,492	6,813	75,797	2,674
Other income	—	—	—	33
Less foreign taxes withheld	—	—	—	(154)
Total investment income	13,847,431	16,606,840	6,588,339	4,710,740
Expenses
Investment management fees	1,662,527	2,097,168	437,006	623,552
Distribution and service fees	123,731	123,546	46,477	79,873
Accounting and legal services fees	43,573	57,016	14,049	16,325
Trustees' fees	7,367	10,382	2,464	2,853
Custodian fees	36,898	45,094	17,268	27,245
Printing and postage	13,700	14,356	14,467	9,714
Professional fees	39,599	41,650	44,240	57,455
Other	12,768	16,656	7,983	9,197
Total expenses	1,940,163	2,405,868	583,954	826,214
Less expense reductions	(26,556)	(33,860)	(8,755)	(9,707)
Net expenses	1,913,607	2,372,008	575,199	816,507
Net investment income	11,933,824	14,234,832	6,013,140	3,894,233
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,054,588)	(5,284,694)	(1,910,406)	(1,767,777)
Affiliated investments	(1,143)	(805)	(3,649)	(116)
Futures contracts	(21,834)	—	—	(169,960)
Forward foreign currency contracts	—	—	—	94,664
Swap contracts	—	—	61,056	760,705
	(2,077,565)	(5,285,499)	(1,852,999)	(1,082,484)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(5,641,432)	(4,576,957)	(311,968)	(578,908)
Affiliated investments	(173)	(79)	(2,166)	(9)
Futures contracts	22,920	—	—	(141,703)
Forward foreign currency contracts	—	—	—	14,707
Swap contracts	—	—	—	(600,363)
	(5,618,685)	(4,577,036)	(314,134)	(1,306,276)
Net realized and unrealized gain (loss)	(7,696,250)	(9,862,535)	(2,167,133)	(2,388,760)
Increase in net assets from operations	$4,237,574	$4,372,297	$3,846,007	$1,505,473
The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$38,912,872	$4,104,661	$54,032,050	$4,754,443
Dividends from unaffiliated investments	—	215,277	—	—
Dividends from affiliated investments	—	—	489,634	51,912
Securities lending, net	—	8,554	11,884	—
Less foreign taxes withheld	—	(26,253)	—	—
Total investment income	38,912,872	4,302,239	54,533,568	4,806,355
Expenses
Investment management fees	3,592,791	459,803	7,460,496	700,853
Distribution and service fees	431,040	48,645	429,373	23,009
Accounting and legal services fees	163,950	11,112	228,696	19,327
Trustees' fees	28,265	1,952	68,539	3,273
Custodian fees	135,039	106,600	139,344	19,602
Printing and postage	31,787	163	84,666	8,534
Professional fees	45,270	54,497	93,848	41,442
Other	43,050	7,658	178,779	8,007
Total expenses	4,471,192	690,430	8,683,741	824,047
Less expense reductions	(1,102,314)	(94,388)	(400,557)	(11,450)
Net expenses	3,368,878	596,042	8,283,184	812,597
Net investment income	35,543,994	3,706,197	46,250,384	3,993,758
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,173	(59,405)	(135,247,232)	(2,646,375)
Affiliated investments	—	(506)	(4,935)	(281)
Futures contracts	—	(424,377)	154,954	(49,374)
Forward foreign currency contracts	—	(1,088,512)	—	—
Swap contracts	—	202,758	—	—
	4,173	(1,370,042)	(135,097,213)	(2,696,030)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(353,344)	134,804,312	(792,885)
Affiliated investments	—	(25)	(1,437)	(54)
Futures contracts	—	298,040	57,218	4,164
Forward foreign currency contracts	—	338,626	—	—
Swap contracts	—	(45,921)	—	—
	—	237,376	134,860,093	(788,775)
Net realized and unrealized gain (loss)	4,173	(1,132,666)	(237,120)	(3,484,805)
Increase in net assets from operations	$35,548,167	$2,573,531	$46,013,264	$508,953
The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$7,219,872	$22,007,882	$4,236,557
Dividends from unaffiliated investments	424,345	—	—
Dividends from affiliated investments	185,757	109,425	56,596
Securities lending, net	6,248	6,407	11,788
Less foreign taxes withheld	(43,904)	—	—
Total investment income	7,792,318	22,123,714	4,304,941
Expenses
Investment management fees	890,428	2,497,740	553,832
Distribution and service fees	109,903	141,992	191,817
Accounting and legal services fees	21,951	83,474	15,831
Trustees' fees	3,760	13,858	2,775
Custodian fees	38,007	63,001	17,198
Printing and postage	11,722	17,839	9,237
Professional fees	57,332	39,587	32,589
Other	10,940	18,587	7,275
Total expenses	1,144,043	2,876,078	830,554
Less expense reductions	(14,904)	(1,402,423)	(70,531)
Net expenses	1,129,139	1,473,655	760,023
Net investment income	6,663,179	20,650,059	3,544,918
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	714,109	(2,498,752)	126,400
Affiliated investments	(1,709)	(3,176)	(2,074)
Futures contracts	310,459	—	—
Forward foreign currency contracts	(1,231,476)	—	—
Written options	106,770	—	—
	(101,847)	(2,501,928)	124,326
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(2,901,756)	(11,747,841)	(1,023,687)
Affiliated investments	(2,226)	(427)	(43)
Futures contracts	(82,187)	—	—
Forward foreign currency contracts	62,756	—	—
Written options	27,997	—	—
	(2,895,416)	(11,748,268)	(1,023,730)
Net realized and unrealized gain (loss)	(2,997,263)	(14,250,196)	(899,404)
Increase in net assets from operations	$3,665,916	$6,399,863	$2,645,514
The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$11,933,824	$23,664,577	$14,234,832	$31,768,547	$6,013,140	$11,639,978
Net realized gain (loss)	(2,077,565)	(5,952,479)	(5,285,499)	(2,684,204)	(1,852,999)	(3,979,092)
Change in net unrealized appreciation (depreciation)	(5,618,685)	21,995,386	(4,577,036)	24,191,318	(314,134)	5,044,056
Increase in net assets resulting from operations	4,237,574	39,707,484	4,372,297	53,275,661	3,846,007	12,704,942
Distributions to shareholders
From earnings
Series I	—	(1,101,311)	—	(2,511,526)	—	(3,436,160)
Series II	—	(4,240,506)	—	(3,408,205)	—	(2,027,601)
Series NAV	—	(19,331,192)	—	(27,507,907)	—	(7,835,548)
Total distributions	—	(24,673,009)	—	(33,427,638)	—	(13,299,309)
From portfolio share transactions
Portfolio share transactions	(8,999,711)	(834,197)	(142,744,749)	(16,834,803)	(6,836,391)	4,987,409
Total increase (decrease)	(4,762,137)	14,200,278	(138,372,452)	3,013,220	(2,990,384)	4,393,042
Net assets
Beginning of period	564,477,387	550,277,109	798,934,939	795,921,719	183,369,388	178,976,346
End of period	$559,715,250	$564,477,387	$660,562,487	$798,934,939	$180,379,004	$183,369,388
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$3,894,233	$7,991,286	$35,543,994	$89,870,024	$3,706,197	$7,526,292
Net realized gain (loss)	(1,082,484)	(2,705,595)	4,173	11,294	(1,370,042)	(5,146,117)
Change in net unrealized appreciation (depreciation)	(1,306,276)	8,609,253	—	—	237,376	10,263,603
Increase in net assets resulting from operations	1,505,473	13,894,944	35,548,167	89,881,318	2,573,531	12,643,778
Distributions to shareholders
From earnings
Series I	—	(4,101,302)	(26,021,568)	(65,760,417)	—	(1,147,431)
Series II	—	(2,107,265)	(613,420)	(1,645,226)	—	(2,205,737)
Series NAV	—	(3,073,490)	(8,909,001)	(22,464,380)	—	(5,336,378)
Total distributions	—	(9,282,057)	(35,543,989)	(89,870,023)	—	(8,689,546)
From portfolio share transactions
Portfolio share transactions	(5,164,546)	(7,486,972)	(98,813,549)	(73,504,153)	(2,015,016)	885,628
Total increase (decrease)	(3,659,073)	(2,874,085)	(98,809,371)	(73,492,858)	558,515	4,839,860
Net assets
Beginning of period	214,195,631	217,069,716	2,172,994,723	2,246,487,581	143,364,371	138,524,511
End of period	$210,536,558	$214,195,631	$2,074,185,352	$2,172,994,723	$143,922,886	$143,364,371
The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$46,250,384	$223,187,460	$3,993,758	$6,979,463	$6,663,179	$15,214,520
Net realized gain (loss)	(135,097,213)	(58,618,562)	(2,696,030)	1,518,246	(101,847)	(10,602,030)
Change in net unrealized appreciation (depreciation)	134,860,093	245,927,736	(788,775)	2,445,843	(2,895,416)	18,480,863
Increase in net assets resulting from operations	46,013,264	410,496,634	508,953	10,943,552	3,665,916	23,093,353
Distributions to shareholders
From earnings
Series I	—	(5,323,649)	—	(375,929)	—	(3,976,478)
Series II	—	(13,456,550)	—	(232,325)	—	(5,878,894)
Series NAV	—	(214,367,302)	—	(3,846,727)	—	(8,347,596)
Total distributions	—	(233,147,501)	—	(4,454,981)	—	(18,202,968)
From portfolio share transactions
Portfolio share transactions	(5,194,790,692)	(393,023,541)	4,160,310	76,674,942	34,135,665	(170,283,351)
Total increase (decrease)	(5,148,777,428)	(215,674,408)	4,669,263	83,163,513	37,801,581	(165,392,966)
Net assets
Beginning of period	5,652,493,110	5,868,167,518	243,072,346	159,908,833	262,554,275	427,947,241
End of period	$503,715,682	$5,652,493,110	$247,741,609	$243,072,346	$300,355,856	$262,554,275
	Total Bond Market Trust		Ultra Short Term Bond Trust
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$20,650,059	$39,096,655	$3,544,918	$8,534,790
Net realized gain (loss)	(2,501,928)	(6,885,926)	124,326	480,714
Change in net unrealized appreciation (depreciation)	(11,748,268)	37,069,011	(1,023,730)	(100,984)
Increase in net assets resulting from operations	6,399,863	69,279,740	2,645,514	8,914,520
Distributions to shareholders
From earnings
Series I	—	(12,526,477)	—	(456,667)
Series II	—	(1,468,247)	—	(7,462,974)
Series NAV	—	(25,273,918)	—	(1,854,208)
Total distributions	—	(39,268,642)	—	(9,773,849)
From portfolio share transactions
Portfolio share transactions	(22,565,432)	48,484,389	1,448,636	(22,353,838)
Total increase (decrease)	(16,165,569)	78,495,487	4,094,150	(23,213,167)
Net assets
Beginning of period	1,078,346,165	999,850,678	201,338,285	224,551,452
End of period	$1,062,180,596	$1,078,346,165	$205,432,435	$201,338,285
The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
06-30-2026[3]	8.35	0.18	(0.12)	0.06	—	—	—	8.41	0.72[4]	0.71[5]	0.70[5]	4.30[5]	25	49
12-31-2025	8.13	0.36	0.24	0.60	(0.38)	—	(0.38)	8.35	7.39	0.71	0.70	4.26	25	90
12-31-2024	8.26	0.34	(0.15)	0.19	(0.32)	—	(0.32)	8.13	2.25	0.71	0.70	4.07	26	111
12-31-2023	8.06	0.30	0.19	0.49	(0.29)	—	(0.29)	8.26	6.43	0.71	0.71	3.68	27	85
12-31-2022	9.79	0.27	(1.64)	(1.37)	(0.30)	(0.06)	(0.36)	8.06	(13.85)	0.71	0.70	3.05	26	91
12-31-2021	10.34	0.24	(0.30)	(0.06)	(0.33)	(0.16)	(0.49)	9.79	(0.57)	0.70	0.69	2.35	34	95
Series II
06-30-2026[3]	8.37	0.17	(0.11)	0.06	—	—	—	8.43	0.72[4]	0.91[5]	0.90[5]	4.10[5]	96	49
12-31-2025	8.15	0.34	0.25	0.59	(0.37)	—	(0.37)	8.37	7.18	0.91	0.90	4.06	100	90
12-31-2024	8.28	0.32	(0.15)	0.17	(0.30)	—	(0.30)	8.15	2.06	0.91	0.90	3.87	100	111
12-31-2023	8.08	0.29	0.19	0.48	(0.28)	—	(0.28)	8.28	6.21	0.91	0.91	3.48	105	85
12-31-2022	9.81	0.25	(1.64)	(1.39)	(0.28)	(0.06)	(0.34)	8.08	(14.02)	0.91	0.90	2.83	103	91
12-31-2021	10.36	0.22	(0.30)	(0.08)	(0.31)	(0.16)	(0.47)	9.81	(0.77)	0.90	0.89	2.15	144	95
Series NAV
06-30-2026[3]	8.36	0.18	(0.12)	0.06	—	—	—	8.42	0.84[4]	0.66[5]	0.65[5]	4.35[5]	439	49
12-31-2025	8.13	0.36	0.25	0.61	(0.38)	—	(0.38)	8.36	7.56	0.66	0.65	4.31	440	90
12-31-2024	8.27	0.34	(0.16)	0.18	(0.32)	—	(0.32)	8.13	2.16	0.66	0.65	4.12	425	111
12-31-2023	8.07	0.31	0.19	0.50	(0.30)	—	(0.30)	8.27	6.48	0.66	0.66	3.73	425	85
12-31-2022	9.80	0.27	(1.63)	(1.36)	(0.31)	(0.06)	(0.37)	8.07	(13.78)	0.66	0.65	3.10	420	91
12-31-2021	10.34	0.24	(0.28)	(0.04)	(0.34)	(0.16)	(0.50)	9.80	(0.42)	0.65	0.64	2.40	549	95
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Trust
Series I
06-30-2026[3]	11.34	0.22	(0.14)	0.08	—	—	—	11.42	0.71[4]	0.68[5]	0.67[5]	3.91[5]	58	171
12-31-2025	11.06	0.46	0.31	0.77	(0.49)	—	(0.49)	11.34	6.94	0.68	0.67	4.03	60	234
12-31-2024	11.31	0.45	(0.28)	0.17	(0.42)	—	(0.42)	11.06	1.48	0.68	0.67	3.98	61	233
12-31-2023	11.04	0.39	0.22	0.61	(0.34)	—	(0.34)	11.31	5.80	0.69	0.68	3.49	63	258
12-31-2022	13.10	0.23	(2.03)	(1.80)	(0.26)	—	(0.26)	11.04	(13.67)	0.68	0.68	1.95	64	275
12-31-2021	14.23	0.11	(0.39)	(0.28)	(0.26)	(0.59)	(0.85)	13.10	(1.96)	0.67	0.66	0.82	84	269
Series II
06-30-2026[3]	11.32	0.21	(0.14)	0.07	—	—	—	11.39	0.62[4]	0.88[5]	0.87[5]	3.71[5]	90	171
12-31-2025	11.04	0.43	0.32	0.75	(0.47)	—	(0.47)	11.32	6.77	0.88	0.87	3.83	87	234
12-31-2024	11.30	0.43	(0.29)	0.14	(0.40)	—	(0.40)	11.04	1.22	0.88	0.87	3.78	77	233
12-31-2023	11.03	0.37	0.22	0.59	(0.32)	—	(0.32)	11.30	5.61	0.89	0.88	3.30	69	258
12-31-2022	13.08	0.21	(2.02)	(1.81)	(0.24)	—	(0.24)	11.03	(13.81)	0.88	0.88	1.76	64	275
12-31-2021	14.22	0.09	(0.41)	(0.32)	(0.23)	(0.59)	(0.82)	13.08	(2.23)	0.87	0.86	0.62	79	269
Series NAV
06-30-2026[3]	11.28	0.22	(0.15)	0.07	—	—	—	11.35	0.62[4]	0.63[5]	0.62[5]	3.96[5]	513	171
12-31-2025	11.00	0.46	0.31	0.77	(0.49)	—	(0.49)	11.28	7.03	0.63	0.62	4.08	652	234
12-31-2024	11.25	0.45	(0.27)	0.18	(0.43)	—	(0.43)	11.00	1.54	0.63	0.62	4.03	657	233
12-31-2023	10.98	0.39	0.23	0.62	(0.35)	—	(0.35)	11.25	5.89	0.64	0.63	3.55	669	258
12-31-2022	13.03	0.24	(2.02)	(1.78)	(0.27)	—	(0.27)	10.98	(13.62)	0.63	0.63	2.00	658	275
12-31-2021	14.17	0.12	(0.41)	(0.29)	(0.26)	(0.59)	(0.85)	13.03	(1.99)	0.62	0.61	0.87	836	269
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
06-30-2026[3]	4.78	0.16	(0.06)	0.10	—	—	—	4.88	2.09[4]	0.65[5]	0.64[5]	6.73[5]	46	15
12-31-2025	4.80	0.32	0.03	0.35	(0.37)	—	(0.37)	4.78	7.46	0.77	0.71	6.51	47	147[6]
12-31-2024	4.73	0.35	0.07	0.42	(0.35)	—	(0.35)	4.80	8.95	0.88	0.87	7.12	48	38
12-31-2023	4.30	0.33	0.22	0.55	(0.12)	—	(0.12)	4.73	13.05	0.87	0.86	7.24	50	38
12-31-2022	5.30	0.29	(1.00)	(0.71)	(0.29)	—	(0.29)	4.30	(13.25)	0.85	0.84	6.03	50	32
12-31-2021	5.27	0.27	0.04	0.31	(0.28)	—	(0.28)	5.30	5.82	0.83	0.82	4.99	64	76
Series II
06-30-2026[3]	4.94	0.16	(0.06)	0.10	—	—	—	5.04	2.02[4]	0.85[5]	0.84[5]	6.53[5]	29	15
12-31-2025	4.95	0.32	0.04	0.36	(0.37)	—	(0.37)	4.94	7.25	0.97	0.91	6.30	29	147[6]
12-31-2024	4.87	0.35	0.07	0.42	(0.34)	—	(0.34)	4.95	8.72	1.08	1.07	6.92	31	38
12-31-2023	4.43	0.33	0.22	0.55	(0.11)	—	(0.11)	4.87	12.70	1.07	1.06	7.04	32	38
12-31-2022	5.45	0.28	(1.02)	(0.74)	(0.28)	—	(0.28)	4.43	(13.45)	1.05	1.04	5.80	33	32
12-31-2021	5.41	0.27	0.03	0.30	(0.26)	—	(0.26)	5.45	5.67	1.03	1.02	4.79	48	76
Series NAV
06-30-2026[3]	4.67	0.16	(0.06)	0.10	—	—	—	4.77	2.14[4]	0.60[5]	0.59[5]	6.79[5]	106	15
12-31-2025	4.70	0.31	0.04	0.35	(0.38)	—	(0.38)	4.67	7.45	0.72	0.66	6.56	107	147[6]
12-31-2024	4.63	0.34	0.08	0.42	(0.35)	—	(0.35)	4.70	9.19	0.83	0.82	7.17	101	38
12-31-2023	4.22	0.32	0.21	0.53	(0.12)	—	(0.12)	4.63	12.87	0.82	0.81	7.30	98	38
12-31-2022	5.20	0.28	(0.97)	(0.69)	(0.29)	—	(0.29)	4.22	(13.07)	0.80	0.79	6.12	85	32
12-31-2021	5.18	0.27	0.03	0.30	(0.28)	—	(0.28)	5.20	5.78	0.78	0.77	5.05	96	76
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Not annualized. 5. Annualized. 6. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
Investment Quality Bond Trust
Series I
06-30-2026[3]	9.75	0.18	(0.11)	0.07	—	—	—	9.82	0.72[4]	0.77[5]	0.76[5]	3.77[5]	90	45
12-31-2025	9.53	0.38	0.29	0.67	(0.45)	—	(0.45)	9.75	6.97	0.78	0.77	3.83	93	49
12-31-2024	9.67	0.38	(0.18)	0.20	(0.34)	—	(0.34)	9.53	2.00	0.75	0.75	3.87	97	44
12-31-2023	9.22	0.33	0.27	0.60	(0.15)	—	(0.15)	9.67	6.49	0.77	0.76	3.52	101	41
12-31-2022	11.50	0.27	(2.01)	(1.74)	(0.33)	(0.21)	(0.54)	9.22	(14.88)	0.76	0.75	2.62	100	39
12-31-2021	12.17	0.22	(0.37)	(0.15)	(0.25)	(0.27)	(0.52)	11.50	(1.26)	0.74	0.73	1.86	134	37
Series II
06-30-2026[3]	9.75	0.17	(0.11)	0.06	—	—	—	9.81	0.62[4]	0.97[5]	0.96[5]	3.57[5]	46	45
12-31-2025	9.54	0.36	0.28	0.64	(0.43)	—	(0.43)	9.75	6.67	0.98	0.97	3.63	49	49
12-31-2024	9.68	0.36	(0.18)	0.18	(0.32)	—	(0.32)	9.54	1.82	0.95	0.95	3.66	50	44
12-31-2023	9.23	0.31	0.27	0.58	(0.13)	—	(0.13)	9.68	6.28	0.97	0.96	3.32	51	41
12-31-2022	11.50	0.25	(2.00)	(1.75)	(0.31)	(0.21)	(0.52)	9.23	(15.06)	0.96	0.95	2.42	51	39
12-31-2021	12.18	0.20	(0.39)	(0.19)	(0.22)	(0.27)	(0.49)	11.50	(1.45)	0.94	0.93	1.66	71	37
Series NAV
06-30-2026[3]	9.70	0.18	(0.10)	0.08	—	—	—	9.78	0.72[4]	0.72[5]	0.71[5]	3.83[5]	74	45
12-31-2025	9.49	0.38	0.28	0.66	(0.45)	—	(0.45)	9.70	6.94	0.73	0.72	3.89	73	49
12-31-2024	9.63	0.38	(0.18)	0.20	(0.34)	—	(0.34)	9.49	2.05	0.70	0.70	3.92	70	44
12-31-2023	9.18	0.33	0.27	0.60	(0.15)	—	(0.15)	9.63	6.57	0.72	0.71	3.58	62	41
12-31-2022	11.45	0.27	(2.00)	(1.73)	(0.33)	(0.21)	(0.54)	9.18	(14.88)	0.71	0.70	2.70	56	39
12-31-2021	12.13	0.23	(0.39)	(0.16)	(0.25)	(0.27)	(0.52)	11.45	(1.21)	0.69	0.68	1.91	65	37
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
06-30-2026[3]	1.00	0.017	—[4]	0.017	(0.017)	—	(0.017)	1.00	1.70[5]	0.44[6]	0.33[6]	3.40[6]	1,507	—
12-31-2025	1.00	0.039	—[4]	0.039	(0.039)	—	(0.039)	1.00	4.02	0.44	0.33	3.94	1,589	—
12-31-2024	1.00	0.049	—[4]	0.049	(0.049)	—	(0.049)	1.00	4.97	0.44	0.33	4.86	1,659	—
12-31-2023	1.00	0.047	—[4]	0.047	(0.047)	—	(0.047)	1.00	4.76	0.44	0.33	4.66	1,780	—
12-31-2022	1.00	0.013	—[4]	0.013	(0.013)	—	(0.013)	1.00	1.29	0.44	0.33	1.33	1,778	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.44	0.07	—	1,522	—
Series II
06-30-2026[3]	1.00	0.016	—[4]	0.016	(0.016)	—	(0.016)	1.00	1.60[5]	0.64[6]	0.53[6]	3.20[6]	37	—
12-31-2025	1.00	0.038	(0.001)[8]	0.037	(0.037)	—	(0.037)	1.00	3.81	0.64	0.53	3.75	40	—
12-31-2024	1.00	0.047	—[4]	0.047	(0.047)	—	(0.047)	1.00	4.77	0.64	0.53	4.67	48	—
12-31-2023	1.00	0.044	0.001	0.045	(0.045)	—	(0.045)	1.00	4.55	0.64	0.53	4.44	57	—
12-31-2022	1.00	0.010	0.001	0.011	(0.011)	—	(0.011)	1.00	1.07	0.64	0.53	1.00	67	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.64	0.07	—	79	—
Series NAV
06-30-2026[3]	1.00	0.017	—[4]	0.017	(0.017)	—	(0.017)	1.00	1.72[5]	0.39[6]	0.28[6]	3.45[6]	530	—
12-31-2025	1.00	0.040	—[4]	0.040	(0.040)	—	(0.040)	1.00	4.07	0.39	0.28	4.00	543	—
12-31-2024	1.00	0.049	—[4]	0.049	(0.049)	—	(0.049)	1.00	5.03	0.39	0.28	4.91	539	—
12-31-2023	1.00	0.047	—[4]	0.047	(0.047)	—	(0.047)	1.00	4.81	0.39	0.28	4.70	451	—
12-31-2022	1.00	0.014	(0.001)	0.013	(0.013)	—	(0.013)	1.00	1.34	0.39	0.28	1.36	484	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.39	0.07	—	393	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Less than $0.0005 per share. 5. Not annualized. 6. Annualized. 7. Less than 0.005%. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
Opportunistic Fixed Income Trust
Series I
06-30-2026[3]	10.96	0.29	(0.09)	0.20	—	—	—	11.16	1.82[4]	0.96[5]	0.82[5]	5.25[5]	19	131
12-31-2025	10.64	0.60	0.42	1.02	(0.70)	—	(0.70)	10.96	9.51	0.97	0.83	5.37	19	157
12-31-2024	11.03	0.59	(0.62)	(0.03)	(0.36)	—	(0.36)	10.64	(0.32)	0.94	0.82	5.40	19	101
12-31-2023	10.48	0.58	0.26	0.84	(0.29)	—	(0.29)	11.03	8.23	0.93	0.82	5.35	21	89
12-31-2022	12.31	0.47	(1.87)	(1.40)	(0.30)	(0.13)	(0.43)	10.48	(11.12)	0.90	0.82	4.31	21	119
12-31-2021	13.47	0.38	(0.66)	(0.28)	(0.37)	(0.51)	(0.88)	12.31	(2.02)	0.85	0.82	2.90	29	126
Series II
06-30-2026[3]	10.74	0.27	(0.08)	0.19	—	—	—	10.93	1.77[4]	1.16[5]	1.02[5]	5.02[5]	35	131
12-31-2025	10.44	0.56	0.42	0.98	(0.68)	—	(0.68)	10.74	9.20	1.17	1.03	5.15	36	157
12-31-2024	10.83	0.56	(0.61)	(0.05)	(0.34)	—	(0.34)	10.44	(0.41)	1.14	1.02	5.20	37	101
12-31-2023	10.29	0.54	0.27	0.81	(0.27)	—	(0.27)	10.83	7.97	1.13	1.02	5.13	42	89
12-31-2022	12.10	0.44	(1.84)	(1.40)	(0.28)	(0.13)	(0.41)	10.29	(11.26)	1.10	1.02	4.11	43	119
12-31-2021	13.25	0.35	(0.64)	(0.29)	(0.35)	(0.51)	(0.86)	12.10	(2.26)	1.05	1.02	2.70	56	126
Series NAV
06-30-2026[3]	10.91	0.29	(0.09)	0.20	—	—	—	11.11	1.83[4]	0.91[5]	0.77[5]	5.32[5]	90	131
12-31-2025	10.59	0.60	0.42	1.02	(0.70)	—	(0.70)	10.91	9.60	0.92	0.78	5.41	88	157
12-31-2024	10.98	0.60	(0.62)	(0.02)	(0.37)	—	(0.37)	10.59	(0.27)	0.89	0.77	5.46	83	101
12-31-2023	10.43	0.58	0.26	0.84	(0.29)	—	(0.29)	10.98	8.21	0.88	0.77	5.40	98	89
12-31-2022	12.25	0.48	(1.86)	(1.38)	(0.31)	(0.13)	(0.44)	10.43	(10.96)	0.85	0.77	4.38	96	119
12-31-2021	13.41	0.39	(0.66)	(0.27)	(0.38)	(0.51)	(0.89)	12.25	(2.06)	0.80	0.77	2.95	126	126
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
06-30-2026[3]	11.90	0.21	(0.15)	0.06	—	—	—	11.96	0.50[4]	0.70[5]	0.66[5]	3.62[5]	125	83
12-31-2025	11.54	0.47	0.39	0.86	(0.50)	—	(0.50)	11.90	7.47	0.66	0.63	3.93	129	107
12-31-2024	11.75	0.43	(0.21)	0.22	(0.43)	—	(0.43)	11.54	1.83	0.66	0.62	3.68	134	114
12-31-2023	11.46	0.39	0.28	0.67	(0.38)	—	(0.38)	11.75	6.10	0.66	0.63	3.36	139	146
12-31-2022	13.94	0.32	(2.32)	(2.00)	(0.38)	(0.10)	(0.48)	11.46	(14.20)	0.66	0.62	2.56	135	120
12-31-2021	14.59	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.94	(1.20)	0.65	0.61	1.94	177	132
Series II
06-30-2026[3]	11.92	0.20	(0.15)	0.05	—	—	—	11.97	0.42[4]	0.90[5]	0.86[5]	3.42[5]	324	83
12-31-2025	11.55	0.44	0.41	0.85	(0.48)	—	(0.48)	11.92	7.36	0.86	0.83	3.73	340	107
12-31-2024	11.77	0.41	(0.22)	0.19	(0.41)	—	(0.41)	11.55	1.56	0.86	0.82	3.47	356	114
12-31-2023	11.48	0.37	0.27	0.64	(0.35)	—	(0.35)	11.77	5.88	0.86	0.83	3.16	390	146
12-31-2022	13.96	0.30	(2.32)	(2.02)	(0.36)	(0.10)	(0.46)	11.48	(14.38)	0.86	0.82	2.40	413	120
12-31-2021	14.61	0.25	(0.45)	(0.20)	(0.38)	(0.07)	(0.45)	13.96	(1.39)	0.85	0.81	1.74	415	132
Series NAV
06-30-2026[3]	11.89	0.22	(0.16)	0.06	—	—	—	11.95	0.50[4]	0.65[5]	0.62[5]	3.65[5]	55	83
12-31-2025	11.53	0.47	0.40	0.87	(0.51)	—	(0.51)	11.89	7.52	0.61	0.59	3.97	5,183	107
12-31-2024	11.74	0.44	(0.22)	0.22	(0.43)	—	(0.43)	11.53	1.88	0.61	0.58	3.72	5,378	114
12-31-2023	11.45	0.39	0.28	0.67	(0.38)	—	(0.38)	11.74	6.15	0.61	0.59	3.40	5,487	146
12-31-2022	13.93	0.33	(2.32)	(1.99)	(0.39)	(0.10)	(0.49)	11.45	(14.16)	0.61	0.58	2.61	5,411	120
12-31-2021	14.58	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.93	(1.15)	0.60	0.57	1.98	7,199	132
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Not annualized. 5. Annualized.
Short Term Government Income Trust
Series I
06-30-2026[3]	11.75	0.19	(0.17)	0.02	—	—	—	11.77	0.17[4]	0.70[5]	0.69[5]	3.22[5]	21	241
12-31-2025	11.38	0.35	0.23	0.58	(0.21)	—	(0.21)	11.75	5.14	0.71	0.70	3.01	20	487
12-31-2024	11.18	0.30	—[6]	0.30	(0.10)	—	(0.10)	11.38	2.66	0.73	0.72	2.65	23	185
12-31-2023	10.94	0.20	0.22	0.42	(0.18)	—	(0.18)	11.18	3.92	0.73	0.72	1.77	24	108
12-31-2022	11.88	0.12	(0.89)	(0.77)	(0.17)	—	(0.17)	10.94	(6.48)	0.72	0.71	1.10	25	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.59)	0.70	0.69	1.04	30	32
Series II
06-30-2026[3]	11.75	0.18	(0.17)	0.01	—	—	—	11.76	0.09[4]	0.90[5]	0.89[5]	3.02[5]	14	241
12-31-2025	11.38	0.33	0.23	0.56	(0.19)	—	(0.19)	11.75	4.95	0.91	0.90	2.81	15	487
12-31-2024	11.18	0.28	—[6]	0.28	(0.08)	—	(0.08)	11.38	2.48	0.93	0.92	2.46	15	185
12-31-2023	10.95	0.17	0.22	0.39	(0.16)	—	(0.16)	11.18	3.63	0.93	0.92	1.57	15	108
12-31-2022	11.89	0.10	(0.89)	(0.79)	(0.15)	—	(0.15)	10.95	(6.67)	0.92	0.91	0.89	17	52
12-31-2021	12.30	0.10	(0.32)	(0.22)	(0.19)	—	(0.19)	11.89	(1.78)	0.90	0.89	0.84	22	32
Series NAV
06-30-2026[3]	11.74	0.19	(0.16)	0.03	—	—	—	11.77	0.26[4]	0.65[5]	0.64[5]	3.27[5]	213	241
12-31-2025	11.38	0.36	0.22	0.58	(0.22)	—	(0.22)	11.74	5.09	0.66	0.65	3.06	208	487
12-31-2024	11.17	0.31	—[6]	0.31	(0.10)	—	(0.10)	11.38	2.80	0.68	0.67	2.70	121	185
12-31-2023	10.94	0.20	0.22	0.42	(0.19)	—	(0.19)	11.17	3.87	0.68	0.67	1.83	131	108
12-31-2022	11.88	0.13	(0.90)	(0.77)	(0.17)	—	(0.17)	10.94	(6.43)	0.67	0.66	1.15	119	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.54)	0.65	0.64	1.09	130	32
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
06-30-2026[3]	12.54	0.30	(0.14)	0.16	—	—	—	12.70	1.28[4]	0.79[5]	0.78[5]	4.79[5]	51	24
12-31-2025	12.66	0.60	0.35	0.95	(1.07)	—	(1.07)	12.54	7.51	0.81	0.80	4.54	51	73
12-31-2024	12.62	0.53	(0.14)	0.39	(0.35)	—	(0.35)	12.66	3.10	0.79	0.78	4.15	222	46
12-31-2023	12.18	0.46	0.42	0.88	(0.44)	—	(0.44)	12.62	7.37	0.80	0.79	3.71	234	39
12-31-2022	14.07	0.38	(1.81)	(1.43)	(0.46)	—	(0.46)	12.18	(10.06)	0.78	0.77	2.97	238	48
12-31-2021	14.44	0.37	(0.25)	0.12	(0.49)	—	(0.49)	14.07	0.90	0.76	0.75	2.56	301	61
Series II
06-30-2026[3]	12.57	0.29	(0.14)	0.15	—	—	—	12.72	1.19[4]	0.99[5]	0.98[5]	4.59[5]	81	24
12-31-2025	12.70	0.57	0.34	0.91	(1.04)	—	(1.04)	12.57	7.22	1.01	1.00	4.45	78	73
12-31-2024	12.66	0.51	(0.14)	0.37	(0.33)	—	(0.33)	12.70	2.91	0.99	0.98	3.97	69	46
12-31-2023	12.22	0.44	0.41	0.85	(0.41)	—	(0.41)	12.66	7.23	1.00	0.99	3.52	58	39
12-31-2022	14.11	0.36	(1.82)	(1.46)	(0.43)	—	(0.43)	12.22	(10.30)	0.98	0.97	2.80	52	48
12-31-2021	14.47	0.34	(0.24)	0.10	(0.46)	—	(0.46)	14.11	0.70	0.96	0.95	2.36	51	61
Series NAV
06-30-2026[3]	12.49	0.30	(0.14)	0.16	—	—	—	12.65	1.28[4]	0.74[5]	0.73[5]	4.88[5]	169	24
12-31-2025	12.62	0.60	0.34	0.94	(1.07)	—	(1.07)	12.49	7.51	0.76	0.75	4.65	134	73
12-31-2024	12.58	0.54	(0.14)	0.40	(0.36)	—	(0.36)	12.62	3.16	0.74	0.73	4.23	137	46
12-31-2023	12.14	0.47	0.41	0.88	(0.44)	—	(0.44)	12.58	7.53	0.75	0.74	3.77	93	39
12-31-2022	14.03	0.39	(1.82)	(1.43)	(0.46)	—	(0.46)	12.14	(10.05)	0.73	0.72	3.03	84	48
12-31-2021	14.39	0.38	(0.24)	0.14	(0.50)	—	(0.50)	14.03	0.95	0.71	0.70	2.61	96	61
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Not annualized. 5. Annualized.
Total Bond Market Trust
Series I
06-30-2026[3]	9.08	0.17	(0.12)	0.05	—	—	—	9.13	0.55[4]	0.56[5]	0.30[5]	3.87[5]	367	16
12-31-2025	8.81	0.34	0.27	0.61	(0.34)	—	(0.34)	9.08	6.86	0.57	0.30	3.77	361	55
12-31-2024	8.99	0.31	(0.22)	0.09	(0.27)	—	(0.27)	8.81	0.99	0.57	0.30	3.41	326	29
12-31-2023	8.78	0.27	0.18	0.45	(0.24)	—	(0.24)	8.99	5.35	0.57	0.30	3.08	299	10
12-31-2022	10.45	0.22	(1.64)	(1.42)	(0.25)	—	(0.25)	8.78	(13.49)	0.57	0.30	2.29	271	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.24)	—	(0.24)	10.45	(1.81)	0.57	0.30	1.58	336	32
Series II
06-30-2026[3]	9.09	0.17	(0.12)	0.05	—	—	—	9.14	0.55[4]	0.76[5]	0.50[5]	3.67[5]	41	16
12-31-2025	8.82	0.32	0.27	0.59	(0.32)	—	(0.32)	9.09	6.67	0.77	0.50	3.57	42	55
12-31-2024	9.00	0.29	(0.21)	0.08	(0.26)	—	(0.26)	8.82	0.80	0.77	0.50	3.20	42	29
12-31-2023	8.80	0.26	0.16	0.42	(0.22)	—	(0.22)	9.00	5.02	0.77	0.50	2.88	48	10
12-31-2022	10.46	0.20	(1.63)	(1.43)	(0.23)	—	(0.23)	8.80	(13.58)	0.77	0.50	2.08	49	38
12-31-2021	10.91	0.15	(0.38)	(0.23)	(0.22)	—	(0.22)	10.46	(2.10)	0.77	0.50	1.38	62	32
Series NAV
06-30-2026[3]	9.08	0.18	(0.13)	0.05	—	—	—	9.13	0.55[4]	0.51[5]	0.25[5]	3.91[5]	654	16
12-31-2025	8.81	0.35	0.26	0.61	(0.34)	—	(0.34)	9.08	6.91	0.52	0.25	3.83	676	55
12-31-2024	8.98	0.31	(0.20)	0.11	(0.28)	—	(0.28)	8.81	1.14	0.52	0.25	3.46	632	29
12-31-2023	8.78	0.28	0.16	0.44	(0.24)	—	(0.24)	8.98	5.29	0.52	0.25	3.14	594	10
12-31-2022	10.44	0.22	(1.62)	(1.40)	(0.26)	—	(0.26)	8.78	(13.36)	0.52	0.25	2.39	542	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.25)	—	(0.25)	10.44	(1.86)	0.52	0.25	1.62	350	32
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
06-30-2026[3]	11.40	0.21	(0.05)	0.16	—	—	—	11.56	1.40[4]	0.68[5]	0.61[5]	3.66[5]	10	41
12-31-2025	11.48	0.47	0.02	0.49	(0.57)	—	(0.57)	11.40	4.29	0.68	0.61	4.00	10	64
12-31-2024	11.11	0.47	0.08	0.55	(0.18)	—	(0.18)	11.48	4.97	0.68	0.61	4.18	10	69
12-31-2023	10.93	0.33	0.17	0.50	(0.32)	—	(0.32)	11.11	4.60	0.68	0.61	2.99	12	41
12-31-2022	11.19	0.10	(0.20)	(0.10)	(0.16)	—	(0.16)	10.93	(0.84)	0.67	0.61	0.94	10	54
12-31-2021	11.46	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.19	(0.46)	0.67	0.60	0.34	11	47
Series II
06-30-2026[3]	11.39	0.20	(0.05)	0.15	—	—	—	11.54	1.32[4]	0.88[5]	0.81[5]	3.46[5]	151	41
12-31-2025	11.48	0.44	0.02	0.46	(0.55)	—	(0.55)	11.39	4.02	0.88	0.81	3.81	153	64
12-31-2024	11.11	0.45	0.08	0.53	(0.16)	—	(0.16)	11.48	4.78	0.88	0.81	3.98	178	69
12-31-2023	10.93	0.31	0.17	0.48	(0.30)	—	(0.30)	11.11	4.41	0.88	0.81	2.77	200	41
12-31-2022	11.19	0.09	(0.21)	(0.12)	(0.14)	—	(0.14)	10.93	(1.04)	0.87	0.81	0.77	228	54
12-31-2021	11.46	0.02	(0.10)	(0.08)	(0.19)	—	(0.19)	11.19	(0.66)	0.87	0.80	0.15	197	47
Series NAV
06-30-2026[3]	11.41	0.21	(0.05)	0.16	—	—	—	11.57	1.40[4]	0.63[5]	0.56[5]	3.71[5]	45	41
12-31-2025	11.49	0.47	0.02	0.49	(0.57)	—	(0.57)	11.41	4.34	0.63	0.56	4.06	38	64
12-31-2024	11.12	0.48	0.08	0.56	(0.19)	—	(0.19)	11.49	5.01	0.63	0.56	4.24	37	69
12-31-2023	10.93	0.34	0.17	0.51	(0.32)	—	(0.32)	11.12	4.74	0.63	0.56	3.04	38	41
12-31-2022	11.20	0.11	(0.21)	(0.10)	(0.17)	—	(0.17)	10.93	(0.88)	0.62	0.56	0.97	35	54
12-31-2021	11.47	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.20	(0.41)	0.62	0.55	0.38	38	47
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-26. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Significant accounting policies, continued

The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2026, by major security category or type:
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$242,643,101	—	$242,643,101	—
Foreign government obligations	922,987	—	922,987	—
Corporate bonds	229,717,768	—	229,717,768	—
Term loans	2,116,576	—	2,116,576	—
Collateralized mortgage obligations	36,240,016	—	36,240,016	—
Asset-backed securities	35,659,422	—	35,659,422	—
Common stocks	37,881	—	—	$37,881
Preferred securities	1,014,317	$1,014,317	—	—
Short-term investments	3,360,456	3,360,456	—	—
Total investments in securities	$551,712,524	$4,374,773	$547,299,870	$37,881
Derivatives:
Assets
Futures	$22,920	$22,920	—	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$377,741,798	—	$377,741,798	—
Foreign government obligations	5,659,641	—	5,659,641	—
Corporate bonds	183,175,224	—	183,175,224	—
Municipal bonds	877,033	—	877,033	—
Collateralized mortgage obligations	65,026,765	—	65,026,765	—
Asset-backed securities	37,900,049	—	37,900,049	—
Short-term investments	12,659,393	$12,659,393	—	—
Total investments in securities	$683,039,903	$12,659,393	$670,380,510	—

High Yield Trust
Investments in securities:
Assets
Corporate bonds	$171,017,873	—	$171,017,873	—
Term loans	1,464,530	—	1,338,427	$126,103
Common stocks	11,750	—	—	11,750
Preferred securities	540,313	$540,313	—	—
Escrow shares	—	—	—	—
Escrow certificates	—	—	—	—
Short-term investments	20,970,059	20,970,059	—	—
Total investments in securities	$194,004,525	$21,510,372	$172,356,300	$137,853
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$151,703,360	—	$151,703,360	—
Foreign government obligations	2,643,217	—	2,643,217	—
Corporate bonds	35,408,055	—	35,408,055	—
Convertible bonds	79,703	—	79,703	—
Municipal bonds	117,402	—	117,402	—
Term loans	1,739,867	—	1,739,867	—
Collateralized mortgage obligations	36,696,950	—	36,696,950	—
Asset-backed securities	15,469,003	—	15,469,003	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust (continued)
Short-term investments	$3,580,254	$380,254	$3,200,000	—
Total investments in securities	$247,437,811	$380,254	$247,057,557	—
Liabilities
Sale commitments outstanding	$(15,582,137)	—	$(15,582,137)	—
Derivatives:
Assets
Futures	54,639	$54,639	—	—
Forward foreign currency contracts	9,962	—	9,962	—
Swap contracts	1,013,479	—	1,013,479	—
Liabilities
Futures	(104,262)	(104,262)	—	—
Forward foreign currency contracts	(2,917)	—	(2,917)	—
Swap contracts	(51,226)	—	(51,226)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$193,030,154	—	$193,030,154	—
U.S. Government Agency	1,019,405,716	—	1,019,405,716	—
Repurchase agreement	862,832,419	—	862,832,419	—
Total investments in securities	$2,075,268,289	—	$2,075,268,289	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$51,392,475	—	$51,392,475	—
Foreign government obligations	61,415,772	—	61,415,772	—
Corporate bonds	21,439,511	—	21,439,511	—
Convertible bonds	13,430,362	—	13,430,362	—
Term loans	4,891,478	—	4,891,478	—
Collateralized mortgage obligations	8,145,266	—	8,145,266	—
Asset-backed securities	4,889,747	—	4,889,747	—
Common stocks	34,536	$34,056	480	—
Preferred securities	3,104,769	3,104,769	—	—
Exchange-traded funds	136,749	136,749	—	—
Escrow certificates	14,038	—	13,325	$713
Short-term investments	5,305,767	5,126,255	179,512	—
Total investments in securities	$174,200,470	$8,401,829	$165,797,928	$713
Liabilities
Sale commitments outstanding	$(13,573,525)	—	$(13,573,525)	—
Derivatives:
Assets
Futures	395,839	$395,839	—	—
Forward foreign currency contracts	709,673	—	709,673	—
Swap contracts	1,294,474	—	1,294,474	—
Liabilities
Futures	(108,817)	(108,817)	—	—
Forward foreign currency contracts	(433,913)	—	(433,913)	—
Swap contracts	(3,005,169)	—	(3,005,169)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$234,681,544	—	$234,681,544	—
Foreign government obligations	796,550	—	796,550	—
Corporate bonds	162,653,876	—	162,653,876	—
Municipal bonds	456,995	—	456,995	—
Collateralized mortgage obligations	33,890,407	—	33,890,407	—
Asset-backed securities	39,200,065	—	39,200,065	—
Short-term investments	7,378,510	$7,378,510	—	—
Total investments in securities	$479,057,947	$7,378,510	$471,679,437	—
Derivatives:
Assets
Futures	$57,218	$57,218	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$241,876,379	—	$241,876,379	—
Municipal bonds	2,858,990	—	2,858,990	—
Collateralized mortgage obligations	747,561	—	747,561	—
Short-term investments	2,987,230	$2,987,230	—	—
Total investments in securities	$248,470,160	$2,987,230	$245,482,930	—
Derivatives:
Assets
Futures	$597	$597	—	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$25,098,096	—	$25,098,096	—
Foreign government obligations	49,884,345	—	49,884,345	—
Corporate bonds	129,526,578	—	129,526,578	—
Convertible bonds	5,108,047	—	5,108,047	—
Term loans	36,200,320	—	36,200,320	—
Collateralized mortgage obligations	15,743,001	—	15,743,001	—
Asset-backed securities	8,658,920	—	8,658,920	—
Preferred securities	17,049,903	$17,049,903	—	—
Short-term investments	15,442,293	15,442,293	—	—
Total investments in securities	$302,711,503	$32,492,196	$270,219,307	—
Derivatives:
Assets
Futures	$34,346	$34,346	—	—
Forward foreign currency contracts	791,520	—	$791,520	—
Liabilities
Futures	(112,228)	(112,228)	—	—
Forward foreign currency contracts	(756,801)	—	(756,801)	—

Total Bond Market Trust
Investments in securities:
Assets

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Bond Market Trust (continued)
U.S. Government and Agency obligations	$758,097,088	—	$758,097,088	—
Foreign government obligations	7,929,396	—	7,929,396	—
Corporate bonds	257,702,056	—	257,702,056	—
Municipal bonds	3,287,207	—	3,287,207	—
Collateralized mortgage obligations	12,326,894	—	12,326,894	—
Asset-backed securities	4,226,498	—	4,226,498	—
Short-term investments	21,807,187	$21,807,187	—	—
Total investments in securities	$1,065,376,326	$21,807,187	$1,043,569,139	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$766,629	—	$766,629	—
Corporate bonds	113,736,252	—	113,736,252	—
Collateralized mortgage obligations	304,730	—	304,730	—
Asset-backed securities	46,691,751	—	46,691,751	—
Short-term investments	44,323,134	$3,595,831	40,727,303	—
Total investments in securities	$205,822,496	$3,595,831	$202,226,665	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At June 30, 2026, Opportunistic Fixed Income Trust and Strategic Income Opportunities Trust had $65,760 and $13,667, respectively, in unfunded loan commitments outstanding.

Significant accounting policies, continued

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset-backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2026:
Portfolio	Market value of securities on loan	Cash collateral received
Active Bond Trust	$583,472	$595,251
Core Bond Trust	3,804,369	3,896,893

Significant accounting policies, continued

Portfolio	Market value of securities on loan	Cash collateral received
High Yield Trust	$18,248,122	$18,666,123
Investment Quality Bond Trust	369,575	380,372
Opportunistic Fixed Income Trust	1,507,903	1,563,592
Select Bond Trust	5,259,676	5,394,700
Strategic Income Opportunities Trust	229,463	236,407
Total Bond Market Trust	11,935,273	12,205,653
Ultra Short Term Bond Trust	2,159,752	2,205,481
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. As of June 30, 2026, the portfolios and other affiliated funds had entered into a syndicated line of credit agreement with Citibank N.A. as the administrative agent that enabled them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio could borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
Effective July 13, 2026, the portfolios and other affiliated funds have entered into a similar syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2026, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2026 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$1,404
Core Bond Trust	1,382
High Yield Trust	451
Investment Quality Bond Trust	532
Money Market Trust	5,486
Opportunistic Fixed Income Trust	359
Portfolio	Commitment fee
Select Bond Trust	$11,376
Short Term Government Income Trust	605
Strategic Income Opportunities Trust	604
Total Bond Market Trust	2,678
Ultra Short Term Bond Trust	522

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Significant accounting policies, continued

For federal income tax purposes, as of December 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Active Bond Trust	$19,870,273	$47,789,634
Core Bond Trust	53,521,972	85,549,145
High Yield Trust	2,118,208	83,473,751
Investment Quality Bond Trust	11,327,101	14,789,879
Money Market Trust	1,412	—
Opportunistic Fixed Income Trust	8,681,467	15,106,577
Select Bond Trust	380,519,426	477,793,813
Short Term Government Income Trust	3,137,922	28,977,274
Strategic Income Opportunities Trust	4,158,319	29,630,811
Total Bond Market Trust	10,666,303	34,600,137
Ultra Short Term Bond Trust	6,887,040	21,245,095
As of December 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$569,045,745	$4,219,496	$(21,529,797)	$(17,310,301)
Core Bond Trust	691,458,798	2,494,649	(10,913,544)	(8,418,895)
High Yield Trust	202,838,610	2,740,276	(11,574,361)	(8,834,085)
Investment Quality Bond Trust	244,794,050	1,478,374	(13,497,075)	(12,018,701)
Money Market Trust	2,075,268,289	—	—	—
Opportunistic Fixed Income Trust	163,311,613	2,448,301	(6,280,882)	(3,832,581)
Select Bond Trust	489,972,206	3,373,356	(14,230,397)	(10,857,041)
Short Term Government Income Trust	251,958,575	82,310	(3,570,128)	(3,487,818)
Strategic Income Opportunities Trust	304,799,541	4,053,548	(6,184,749)	(2,131,201)
Total Bond Market Trust	1,128,276,074	3,418,916	(66,318,664)	(62,899,748)
Ultra Short Term Bond Trust	206,599,036	46,498	(823,038)	(776,540)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, and wash sale loss deferrals.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Derivative instruments, continued

As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statements of assets and liabilities. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the portfolios, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by the portfolios periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolios. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2026. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Active Bond Trust	To manage against changes in interest rates and manage duration of the portfolio.	Up to $2.9 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $30.6 million to $36.8 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $28.9 million to $74.7 million
Select Bond Trust	To manage against changes in interest rates and manage duration of the portfolio.	Up to $2.0 million
Short Term Government Income Trust	To manage against changes in interest rates and manage duration of the portfolio.	From $3.1 to $6.3 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	From $10.4 million to $17.3 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2026. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $3.0 million to $3.7 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $155.5 million to $213.2 million
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to enhance potential gain/income.	From $109.6 million to $158.0 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option

Derivative instruments, continued

the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used written options contracts during the six months ended June 30, 2026. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates, to generate potential income from options premiums and to gain exposure to foreign currencies. At June 30, 2026, there were no open written options contracts.	Up to $131,000, as measured during the period
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the six months ended June 30, 2026. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $6.3 million to $8.3 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $52.9 million to $124.9 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as the buyer during the six months ended June 30, 2026. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage against potential credit events.	From $25.1 million to $74.1 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration

Derivative instruments, continued

of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as the seller during the six months ended June 30, 2026. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index. As of June 30, 2026, there were no open credit default sell contracts.	Up to $2.3 million, as measured during the period
Investment Quality Bond Trust	To gain credit exposure to an issuer or index.	Up to $6.8 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	From $24,000 to $9.2 million
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
The following table details how the portfolios used inflation swaps during the six months ended June 30, 2026. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage exposure to inflation risk.	From $9.7 million to $16.1 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the six months ended June 30, 2026. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	From $26.5 million to $37.2 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2026 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Active Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$22,920	—
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$54,639	$(104,262)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	9,962	(2,917)
	Credit	Swap contracts, at value[2]	Credit default swaps	336,963	(51,226)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	676,516	—
				$1,078,080	$(158,405)

Derivative instruments, continued

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$395,839	$(108,817)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	709,673	(433,913)
	Credit	Swap contracts, at value[2]	Credit default swaps	298,702	(1,671,994)
	Interest rate	Swap contracts, at value	Total return swaps	22,761	(594,144)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	626,637	(661,332)
	Inflation	Swap contracts, at value	Inflation swaps	346,374	(77,699)
				$2,399,986	$(3,547,899)
Select Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$57,218	—
Short Term Government Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$597	—
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$34,346	$(112,228)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	791,520	(756,801)
				$825,866	$(869,029)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2026:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Active Bond Trust	Interest rate	$(21,834)	—	—	—	$(21,834)
High Yield Trust	Credit	—	—	—	$61,056	$61,056
Investment Quality Bond Trust	Interest rate	$(169,960)	—	—	$699,896	$529,936
	Currency	—	$94,664	—	—	94,664
	Credit	—	—	—	60,809	60,809
	Total	$(169,960)	$94,664	—	$760,705	$685,409
Opportunistic Fixed Income Trust	Interest rate	$(424,377)	—	—	$334,704	$(89,673)
	Currency	—	$(1,088,512)	—	—	(1,088,512)
	Credit	—	—	—	(126,153)	(126,153)
	Inflation	—	—	—	(5,793)	(5,793)
	Total	$(424,377)	$(1,088,512)	—	$202,758	$(1,310,131)
Select Bond Trust	Interest rate	$154,954	—	—	—	$154,954
Short Term Government Income Trust	Interest rate	$(49,374)	—	—	—	$(49,374)
Strategic Income Opportunities Trust	Interest rate	$310,459	—	—	—	$310,459
	Currency	—	$(1,231,476)	$106,770	—	(1,124,706)
	Total	$310,459	$(1,231,476)	$106,770	—	$(814,247)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2026:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Active Bond Trust	Interest rate	$22,920	—	—	—	$22,920

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Investment Quality Bond Trust	Interest rate	$(141,703)	—	—	$(610,409)	$(752,112)
	Currency	—	$14,707	—	—	14,707
	Credit	—	—	—	10,046	10,046
	Total	$(141,703)	$14,707	—	$(600,363)	$(727,359)
Opportunistic Fixed Income Trust	Interest rate	$298,040	—	—	$(123,205)	$174,835
	Currency	—	$338,626	—	—	338,626
	Credit	—	—	—	170,402	170,402
	Inflation	—	—	—	(93,118)	(93,118)
	Total	$298,040	$338,626	—	$(45,921)	$590,745
Select Bond Trust	Interest rate	$57,218	—	—	—	$57,218
Short Term Government Income Trust	Interest rate	$4,164	—	—	—	$4,164
Strategic Income Opportunities Trust	Interest rate	$(82,187)	—	—	—	$(82,187)
	Currency	—	$62,756	$27,997	—	90,753
	Total	$(82,187)	$62,756	$27,997	—	$8,566
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio within the John Hancock group of funds complex unless otherwise noted. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.57% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust — a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.50% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.45% of the excess over $2.5 billion of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of average net assets and b) 0.55% of the excess over $250 million of average net assets.
•  Strategic Income Opportunities Trust— 0.68% of the first $500 million of aggregate net assets; b) 0.63% of the next $3 billion of aggregate net assets; c) 0.58% of the next $4 billion of aggregate net assets; d) 0.57% of the next $4.5 billion of aggregate net assets; and e) 0.555% of the excess over $12 billion of aggregate net assets.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.

Fees and transactions with affiliates, continued

The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors.
Portfolio	Subadvisor(s)
Core Bond Trust	Allspring Global Investments, LLC
Active Bond Trust High Yield Trust[2] Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC (Manulife IM (US))[1]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP
1  An affiliate of the Advisor.
2  Effective June 25, 2026 (the Effective Date), the Trust's Board of Trustees approved a new sub-subadvisory agreement between Manulife IM (US) and CQS (US), LLC, an affiliate of Manulife IM (US), with respect to the portfolio. Also on the Effective Date, Manulife IM (US) entered into a participating affiliates agreement with CQS (UK) LLP, an affiliate of Manulife IM (US), with respect to the portfolio.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2026, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust or, if necessary, make payment to the portfolios in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolios’ average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2027, unless renewed by mutual agreement of the Advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. These voluntary advisory fee waivers may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2026, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,185	$4,504	$20,867	$26,556
Core Bond Trust	2,729	4,075	27,056	33,860
High Yield Trust	2,196	1,383	5,176	8,755
Investment Quality Bond Trust	4,142	2,154	3,411	9,707
Money Market Trust	809,160	20,269	272,885	1,102,314
Opportunistic Fixed Income Trust	12,484	23,519	58,385	94,388
Select Bond Trust	24,023	62,845	313,689	400,557
Short Term Government Income Trust	931	671	9,848	11,450
Strategic Income Opportunities Trust	2,742	4,130	8,032	14,904
Total Bond Market Trust	477,219	54,514	870,690	1,402,423
Ultra Short Term Bond Trust	3,473	53,055	14,003	70,531
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

Fees and transactions with affiliates, continued

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2026, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.57%
High Yield Trust	0.48%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.24%
Opportunistic Fixed Income Trust	0.52%
Portfolio	Net Annual Effective Rate
Select Bond Trust	0.55%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.63%
Total Bond Market Trust	0.21%
Ultra Short Term Bond Trust	0.48%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2026, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2026 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$6,182	$117,549	$123,731
Core Bond Trust	14,600	108,946	123,546
High Yield Trust	11,205	35,272	46,477
Investment Quality Bond Trust	22,174	57,699	79,873
Money Market Trust	383,073	47,967	431,040
Opportunistic Fixed Income Trust	4,676	43,969	48,645
Select Bond Trust	30,499	398,874	429,373
Short Term Government Income Trust	4,999	18,010	23,009
Strategic Income Opportunities Trust	12,875	97,028	109,903
Total Bond Market Trust	90,372	51,620	141,992
Ultra Short Term Bond Trust	2,484	189,333	191,817
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Interfund lending receivable/payable in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Investment Quality Bond Trust	Lender	$2,700,000	1	4.120%	$309
Money Market Trust	Lender	5,200,000	1	4.135%	$597
Opportunistic Fixed Income Trust	Lender	2,800,000	1	4.145%	$322

6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2026 and for the year ended December 31, 2025 were as follows:
Active Bond Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	177,110	$1,484,846	204,638	$1,719,643
Distributions reinvested	—	—	131,894	1,101,311
Repurchased	(230,092)	(1,928,675)	(494,176)	(4,136,646)
Net decrease	(52,982)	$(443,829)	(157,644)	$(1,315,692)
Series II shares
Sold	719,985	$6,067,472	1,192,860	$10,144,143
Distributions reinvested	—	—	506,631	4,240,506
Repurchased	(1,257,337)	(10,547,869)	(2,043,566)	(17,145,537)
Net decrease	(537,352)	$(4,480,397)	(344,075)	$(2,760,888)
Series NAV shares
Sold	482,868	$4,048,442	1,172,095	$9,880,612
Distributions reinvested	—	—	2,312,344	19,331,192
Repurchased	(968,479)	(8,123,927)	(3,098,457)	(25,969,421)
Net increase (decrease)	(485,611)	$(4,075,485)	385,982	$3,242,383
Total net decrease	(1,075,945)	$(8,999,711)	(115,737)	$(834,197)
Core Bond Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	110,881	$1,262,509	314,425	$3,586,273
Distributions reinvested	—	—	220,891	2,511,526
Repurchased	(304,745)	(3,468,091)	(772,557)	(8,792,174)
Net decrease	(193,864)	$(2,205,582)	(237,241)	$(2,694,375)
Series II shares
Sold	487,669	$5,539,092	969,912	$11,028,649
Distributions reinvested	—	—	300,282	3,408,205
Repurchased	(308,337)	(3,503,245)	(595,720)	(6,742,125)
Net increase	179,332	$2,035,847	674,474	$7,694,729
Series NAV shares
Sold	2,006,858	$22,686,951	2,722,494	$30,988,750
Distributions reinvested	—	—	2,434,328	27,507,907
Repurchased	(14,638,836)	(165,261,965)	(7,133,948)	(80,331,814)
Net decrease	(12,631,978)	$(142,575,014)	(1,977,126)	$(21,835,157)
Total net decrease	(12,646,510)	$(142,744,749)	(1,539,893)	$(16,834,803)
High Yield Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	572,674	$2,769,471	560,892	$2,772,285
Distributions reinvested	—	—	726,461	3,436,160
Repurchased	(1,011,196)	(4,866,753)	(1,453,943)	(7,106,758)
Net decrease	(438,522)	$(2,097,282)	(166,590)	$(898,313)
Series II shares
Sold	408,728	$2,055,605	378,733	$1,945,166
Distributions reinvested	—	—	414,642	2,027,601
Repurchased	(529,566)	(2,635,909)	(1,086,284)	(5,482,103)
Net decrease	(120,838)	$(580,304)	(292,909)	$(1,509,336)
Series NAV shares
Sold	1,270,755	$6,014,970	2,401,648	$11,324,234
Distributions reinvested	—	—	1,696,006	7,835,548
Repurchased	(2,152,615)	(10,173,775)	(2,471,933)	(11,764,724)
Net increase (decrease)	(881,860)	$(4,158,805)	1,625,721	$7,395,058
Total net increase (decrease)	(1,441,220)	$(6,836,391)	1,166,222	$4,987,409

Portfolio share transactions, continued

Investment Quality Bond Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	381,835	$3,748,235	687,111	$6,790,167
Distributions reinvested	—	—	419,356	4,101,302
Repurchased	(729,928)	(7,135,724)	(1,759,232)	(17,200,389)
Net decrease	(348,093)	$(3,387,489)	(652,765)	$(6,308,920)
Series II shares
Sold	309,931	$3,036,647	479,864	$4,755,526
Distributions reinvested	—	—	215,247	2,107,265
Repurchased	(598,011)	(5,844,911)	(948,312)	(9,289,140)
Net decrease	(288,080)	$(2,808,264)	(253,201)	$(2,426,349)
Series NAV shares
Sold	383,149	$3,722,650	1,790,233	$17,517,792
Distributions reinvested	—	—	315,878	3,073,490
Repurchased	(276,434)	(2,691,443)	(1,999,467)	(19,342,985)
Net increase	106,715	$1,031,207	106,644	$1,248,297
Total net decrease	(529,458)	$(5,164,546)	(799,322)	$(7,486,972)
Money Market Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	91,140,891	$91,140,891	306,034,920	$306,034,920
Distributions reinvested	26,021,568	26,021,568	65,760,417	65,760,417
Repurchased	(199,458,757)	(199,458,757)	(441,581,018)	(441,581,018)
Net decrease	(82,296,298)	$(82,296,298)	(69,785,681)	$(69,785,681)
Series II shares
Sold	573,156	$573,156	107,355	$107,355
Distributions reinvested	613,420	613,420	1,645,226	1,645,226
Repurchased	(4,355,846)	(4,355,846)	(9,771,519)	(9,771,519)
Net decrease	(3,169,270)	$(3,169,270)	(8,018,938)	$(8,018,938)
Series NAV shares
Sold	123,118,265	$123,118,265	418,216,681	$418,216,681
Distributions reinvested	8,909,001	8,909,001	22,464,380	22,464,380
Repurchased	(145,375,247)	(145,375,247)	(436,380,595)	(436,380,595)
Net increase (decrease)	(13,347,981)	$(13,347,981)	4,300,466	$4,300,466
Total net decrease	(98,813,549)	$(98,813,549)	(73,504,153)	$(73,504,153)
Opportunistic Fixed Income Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	39,426	$438,751	87,113	$971,951
Distributions reinvested	—	—	103,934	1,147,431
Repurchased	(114,118)	(1,257,638)	(234,316)	(2,589,602)
Net decrease	(74,692)	$(818,887)	(43,269)	$(470,220)
Series II shares
Sold	185,649	$2,024,520	292,178	$3,211,787
Distributions reinvested	—	—	203,857	2,205,737
Repurchased	(345,921)	(3,734,511)	(630,385)	(6,814,117)
Net decrease	(160,272)	$(1,709,991)	(134,350)	$(1,396,593)
Series NAV shares
Sold	368,481	$4,052,280	819,290	$9,112,725
Distributions reinvested	—	—	486,009	5,336,378
Repurchased	(323,913)	(3,538,418)	(1,056,624)	(11,696,662)
Net increase	44,568	$513,862	248,675	$2,752,441
Total net increase (decrease)	(190,396)	$(2,015,016)	71,056	$885,628
Select Bond Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	651,853	$7,797,247	796,834	$9,615,856
Distributions reinvested	—	—	447,365	5,323,649
Repurchased	(996,539)	(11,885,948)	(2,067,620)	(24,570,650)
Net decrease	(344,686)	$(4,088,701)	(823,421)	$(9,631,145)

Portfolio share transactions, continued

Select Bond Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series II shares
Sold	2,113,054	$25,245,818	6,077,893	$72,562,707
Distributions reinvested	—	—	1,128,905	13,456,550
Repurchased	(3,606,399)	(43,061,398)	(9,458,958)	(112,352,874)
Net decrease	(1,493,345)	$(17,815,580)	(2,252,160)	$(26,333,617)
Series NAV shares
Sold	1,645,429	$19,592,052	8,989,518	$107,509,643
Distributions reinvested	—	—	18,044,386	214,367,302
Repurchased	(433,148,417)	(5,192,478,463)	(57,579,903)	(678,935,724)
Net decrease	(431,502,988)	$(5,172,886,411)	(30,545,999)	$(357,058,779)
Total net decrease	(433,341,019)	$(5,194,790,692)	(33,621,580)	$(393,023,541)
Short Term Government Income Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	278,401	$3,265,630	379,069	$4,400,379
Distributions reinvested	—	—	32,131	375,929
Repurchased	(210,304)	(2,476,028)	(756,096)	(8,836,877)
Net increase (decrease)	68,097	$789,602	(344,896)	$(4,060,569)
Series II shares
Sold	119,692	$1,408,098	337,310	$3,925,141
Distributions reinvested	—	—	19,857	232,325
Repurchased	(162,957)	(1,915,956)	(446,320)	(5,186,801)
Net decrease	(43,265)	$(507,858)	(89,153)	$(1,029,335)
Series NAV shares
Sold	1,553,982	$18,280,224	8,683,598	$100,400,137
Distributions reinvested	—	—	328,780	3,846,727
Repurchased	(1,225,632)	(14,401,658)	(1,930,671)	(22,482,018)
Net increase	328,350	$3,878,566	7,081,707	$81,764,846
Total net increase	353,182	$4,160,310	6,647,658	$76,674,942
Strategic Income Opportunities Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	322,851	$4,068,803	742,718	$9,551,754
Distributions reinvested	—	—	318,118	3,976,478
Repurchased	(409,544)	(5,177,769)	(14,517,780)	(190,567,351)
Net decrease	(86,693)	$(1,108,966)	(13,456,944)	$(177,039,119)
Series II shares
Sold	507,555	$6,439,161	758,319	$9,855,933
Distributions reinvested	—	—	468,811	5,878,894
Repurchased	(341,845)	(4,324,823)	(459,517)	(5,952,303)
Net increase	165,710	$2,114,338	767,613	$9,782,524
Series NAV shares
Sold	2,870,728	$35,956,225	3,931,296	$49,287,874
Distributions reinvested	—	—	670,490	8,347,596
Repurchased	(224,222)	(2,825,932)	(4,772,125)	(60,662,226)
Net increase (decrease)	2,646,506	$33,130,293	(170,339)	$(3,026,756)
Total net increase (decrease)	2,725,523	$34,135,665	(12,859,670)	$(170,283,351)
Total Bond Market Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,138,791	$28,602,233	6,643,285	$60,317,096
Distributions reinvested	—	—	1,376,536	12,526,477
Repurchased	(2,629,349)	(23,937,050)	(5,301,014)	(47,941,341)
Net increase	509,442	$4,665,183	2,718,807	$24,902,232
Series II shares
Sold	513,547	$4,690,526	889,654	$8,113,371
Distributions reinvested	—	—	161,169	1,468,247
Repurchased	(606,156)	(5,524,266)	(1,276,194)	(11,570,571)
Net decrease	(92,609)	$(833,740)	(225,371)	$(1,988,953)

Portfolio share transactions, continued

Total Bond Market Trust, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,990,840	$18,170,644	18,458,980	$167,480,115
Distributions reinvested	—	—	2,777,354	25,273,918
Repurchased	(4,895,778)	(44,567,519)	(18,476,893)	(167,182,923)
Net increase (decrease)	(2,904,938)	$(26,396,875)	2,759,441	$25,571,110
Total net increase (decrease)	(2,488,105)	$(22,565,432)	5,252,877	$48,484,389
Ultra Short Term Bond Trust	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	285,697	$3,274,223	307,998	$3,566,270
Distributions reinvested	—	—	40,342	456,667
Repurchased	(301,607)	(3,462,021)	(353,724)	(4,101,006)
Net decrease	(15,910)	$(187,798)	(5,384)	$(78,069)
Series II shares
Sold	2,579,415	$29,576,002	4,063,858	$47,202,933
Distributions reinvested	—	—	659,273	7,462,974
Repurchased	(2,947,100)	(33,798,126)	(6,774,566)	(78,772,993)
Net decrease	(367,685)	$(4,222,124)	(2,051,435)	$(24,107,086)
Series NAV shares
Sold	623,203	$7,175,510	898,398	$10,428,514
Distributions reinvested	—	—	163,655	1,854,208
Repurchased	(114,719)	(1,316,952)	(895,710)	(10,451,405)
Net increase	508,484	$5,858,558	166,343	$1,831,317
Total net increase (decrease)	124,889	$1,448,636	(1,890,476)	$(22,353,838)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 40.89% and 99.74% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.86% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 25.46% and 98.23% of Series II and Series NAV shares, respectively, on June 30, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2026:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$167,535,060	$103,577,598	$174,413,883	$99,075,925
Core Bond Trust	931,583,471	327,768,227	943,036,456	434,180,835
High Yield Trust	—	26,923,783	—	28,945,356
Investment Quality Bond Trust	26,165,711	78,916,632	35,963,429	71,639,463
Opportunistic Fixed Income Trust	25,287,495	182,575,021	18,353,573	191,365,377
Select Bond Trust	1,645,214,092	408,266,866	2,460,841,179	4,698,519,886
Short Term Government Income Trust	543,557,298	56,821,744	553,539,704	39,817,025
Strategic Income Opportunities Trust	1,315,400	101,326,645	1,292,459	64,784,978
Total Bond Market Trust	141,244,969	26,074,218	131,565,042	42,215,084
Ultra Short Term Bond Trust	—	70,435,122	—	65,667,798
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	336,065	$1,330,316	$66,561,438	$(64,529,982)	$(1,143)	$(173)	$67,630	—	$3,360,456
Core Bond Trust
John Hancock Collateral Trust*	389,692	$2,019,734	$15,193,253	$(13,315,416)	$(805)	$(79)	$6,813	—	$3,896,687

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield Trust
John Hancock Collateral Trust*	2,097,108	$9,017,225	$61,398,283	$(49,439,876)	$(3,649)	$(2,166)	$110,679	—	$20,969,817
Investment Quality Bond Trust
John Hancock Collateral Trust*	38,028	$442,798	$3,293,396	$(3,355,815)	$(116)	$(9)	$2,674	—	$380,254
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	156,277	$1,241,384	$10,053,257	$(9,731,431)	$(506)	$(25)	$8,554	—	$1,562,679
Select Bond Trust
John Hancock Collateral Trust*	737,896	$42,877,758	$660,530,242	$(696,023,118)	$(4,935)	$(1,437)	$501,518	—	$7,378,510
Short Term Government Income Trust
John Hancock Collateral Trust	298,741	$177,331	$74,682,803	$(71,872,569)	$(281)	$(54)	$51,912	—	$2,987,230
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	1,544,322	$8,393,942	$69,937,775	$(62,885,489)	$(1,709)	$(2,226)	$192,005	—	$15,442,293
Total Bond Market Trust
John Hancock Collateral Trust*	2,180,850	$9,453,324	$102,729,834	$(90,372,368)	$(3,176)	$(427)	$115,832	—	$21,807,187
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	359,605	$1,232,529	$105,191,058	$(102,825,639)	$(2,074)	$(43)	$68,384	—	$3,595,831
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2026, affiliated concentration (as a percentage of the portfolios' net assets) is as follows:
Portfolio	Affiliated Concentration
Core Bond Trust	34.9%
10.  Segment reporting
The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 22 - 25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26 - 28, 2026. The Board also receives information relating to the proposed continuation of the Agreements noted above throughout the year on an ongoing basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22 - 25, 2026, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Funds' compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with Fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent, and quality of the management and subadvisory services provided by the Advisor and the Subadvisors, respectively. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had implemented an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’
expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent, and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws.  The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A. With respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed;
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Active Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-year period and to the peer group median for the one- and three-year periods.
The Board noted the Trust's favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.
Core Bond Trust (Allspring Global Investments, LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-and five-year periods and outperformed the peer group median for the three- and ten-year periods.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one- and five-year periods.
The Board noted the Trust's favorable performance relative to the benchmark index for the three-year period and to the peer group median for the three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
High Yield Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and five-year periods and outperformed the peer group median for the three and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one- and five-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted the Trust's favorable performance relative to the peer group median for the three-and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended May 31, 2026.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.
Investment Quality Bond Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one- and five-year periods and outperformed the benchmark index for the three- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and five-year periods and outperformed the peer group median for the ten-year period.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one- and five-year periods and to the peer group median for the one-, three- and five-year periods.
The Board noted the Trust's favorable performance relative to the benchmark index for the three- and ten-year periods and to the peer group median for the ten-year period.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and lower net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Money Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust's favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.
Opportunistic Fixed Income Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	The subadvisor fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the peer group median for the one-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and higher net total expenses compared to peers.
Select Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one- and three-year periods, underperformed the benchmark index for the five-year period and matched the benchmark index for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the five-year period.
The Board noted the Trust's favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Short Term Government Income Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, and ten-year periods and outperformed the peer group median for the five-year period.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-, three- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted the Trust's favorable performance relative to the peer group median for the five- year period.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and net total expenses equal to peers.
Strategic Income Opportunities Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadvisor fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust's favorable performance relative to the benchmark index for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Total Bond Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median.
The Board noted the Trust met expectations to maintain low performance dispersion (gross of fees) relative to its index.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark Index for the year-to-date period ended May 31, 2026.
The Board took into account management's discussion of the Trust's fees and expenses and considered the Trust's net management fees equal to peers and relatively lower net total expenses compared to peers.
Ultra Short Term Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively higher net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Other N-CSR Items

(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHTBSA	6/30
8/26
1115017:06/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Insurance Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	August 26, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	August 26, 2026